UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Advantage Emerging Markets Fund

BlackRock Global Long/Short Equity Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2020

Date of reporting period: 04/30/2020

Item 1 – Report to Stockholders

APRIL 30, 2020

2020 Annual Report

BlackRock FundsSM

•	BlackRock Advantage Emerging Markets Fund
•	BlackRock Global Long/Short Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The last 12 months have been a time of sudden change in global financial markets, as a long period of growth and positive returns was interrupted in early 2020 by the emergence and spread of the coronavirus. For much of the reporting period, U.S. equities and bonds both delivered impressive returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, leading countries around the world took economically disruptive countermeasures, causing equity prices to fall sharply. While markets have since recovered some of these losses as countries around the world begin reopening, there is still significant uncertainty surrounding the long-term impact of the pandemic on the global economy.

Returns for most securities were robust for the first three quarters of the reporting period, as investors began to realize that the U.S. economy was maintaining the modest yet steady growth that had characterized this economic cycle. However, once stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off and unemployment claims spiked. With large portions of the global economy on hold, all types of international equities ended the reporting period with negative performance, while in the U.S. only large-capitalization stocks delivered a slightly positive return.

The performance of different types of fixed-income securities diverged substantially due to a reduced investor appetite for risk. Treasuries benefited from the risk-off environment, and posted healthy returns, as the 10-year yield (which is inversely related to bond prices) fell to an all-time low. Investment-grade corporate bonds also delivered a positive return, while high-yield corporates were down due to credit concerns.

The U.S. Federal Reserve (the “Fed”) reduced interest rates three times in 2019, to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also announced a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruption is certain to hurt worldwide economic growth, the global expansion is likely to continue once the impact of the outbreak subsides. Nonetheless, there are promising signs that a strong coordinated monetary and fiscal response is underway, both in the United States and abroad. With measures being taken to contain the virus and provide support to impacted businesses and individuals, we anticipate a sharp increase in economic activity as life returns to normal.

Overall, we favor a neutral stance toward risk, given the uncertainty surrounding the economic impact of coronavirus countermeasures. Among equities, we see an advantage in U.S. stocks compared to other developed markets, given the diversity of the U.S. economy and the impressive scope of monetary and fiscal stimulus. In bonds, the swift action taken by the world’s central banks means there are attractive opportunities in credit, and we expect credit spreads to narrow as markets stabilize. Both U.S. Treasuries and sustainable investments can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2020
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(3.16)%	0.86%
U.S. small cap equities (Russell 2000® Index)	(15.47)	(16.39)
International equities (MSCI Europe, Australasia, Far East Index)	(14.21)	(11.34)
Emerging market equities (MSCI Emerging Markets Index)	(10.50)	(12.00)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.85	2.07
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	10.73	19.78
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	4.86	10.84
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(1.26)	2.21
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(6.60)	(4.08)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of April 30, 2020	BlackRock Advantage Emerging Markets Fund

Investment Objective

BlackRock Advantage Emerging Markets Fund’s (the “Fund”) investment objective is to seek long-term capital appreciation.

On November 13, 2019, the Board of Trustees of BlackRock FundsSM (the “Board”) approved a change in the fiscal year-end of the Fund, effective as of April 30, 2020, from July 31 to April 30.

Portfolio Management Commentary

How did the Fund perform?

For the abbreviated annual period from August 1, 2019 to April 30, 2020, the Fund’s Institutional, Investor A, Investor C and Class K Shares returned (11.78)%, (12.05)%, (12.57)% and (11.87)%, respectively, underperforming its benchmark, the MSCI Emerging Markets Index, which returned (9.58)%.

What factors influenced performance?

Overall, the Fund struggled against the highly changeable market backdrop during the period. Trade concerns that caused a broad market decline early in the period gave way to a risk-on rally amid excitement for a trade deal between the United States and China. Entering 2020, the resolution of trade issues initially supported stocks before the global spread of the coronavirus led to a steep market decline. Investor concerns mounted amid broadly enforced economic shutdowns, as expectations of growth and employment fell sharply. The selloff in the first quarter of 2020 led to one of the worst quarterly returns on record for equities globally. Volatility climbed to levels last observed during the global financial crisis in 2008 and 2009. Within emerging markets, equities began their descent in January, as China shut down its economy. As the coronavirus spread to other countries around the world, China outperformed the rest of the asset class.

Given the prevalence of headline risk, a major theme that emerged during the period was a lack of investor focus on underlying company financials. This theme resulted in losses across fundamental stock selection insights focusing on value and quality and was a key detractor from the Fund’s relative performance. Specifically, contrarian insights detracted, as more traditional value measures such as an insight that compares companies across sales struggled due to growth concerns. This headwind was particularly acute across Asian emerging market stocks in January and February, coinciding with the regional shutdowns necessary to curb the spread of the coronavirus. The shutdowns prompted a sharp adjustment of economic expectations, which had an impact on cyclical sectors of the market such as industrials and materials. Traditional quality measures similarly declined as balance sheet and cash flow measures came under pressure. Given the evolving market backdrop during the period, sentiment insights looking toward informed market participants saw equally significant challenges. As economic uncertainty from the coronavirus put pressure on guidance expectations, insights from text analyses from sell-side analysts broadly detracted from performance. However, text analyses of company executive conference calls helped offset losses, with notable strength in South African materials stocks. The Fund’s regional China A model was slightly down for the period, as the combination of trade concerns and coronavirus-related uncertainty weighed on the model’s performance.

On the positive side, macro thematic measures performed better and were able to provide ballast for the portfolio. This was highlighted by strength from a country timing model that motivated underweight positions to Brazil and Thailand, which added to performance. The underweight to Brazil in particular proved beneficial, as oil prices fell sharply during the period, impacting the country’s resource-heavy economy. The signal also prompted an underweight position in Chile, adding to performance as stocks in the country struggled against considerable political uncertainty early in the period.

Elsewhere, industry timing models were similarly additive, having motivated underweight positions to consumer discretionary stocks in India and communication services stocks in China. Finally, within macro-thematic insights, style timing also provided positive returns as it decreased the Fund’s sensitivity to generic momentum styles ahead of the sizable factor rotation in September. Further supporting performance, economic, social and governance (“ESG”)-related fundamental insights produced differentiated returns compared to more traditional measures. Collectively, these insights were able to provide some defensive quality properties amid the market’s volatility and helped insulate the portfolio from broader fundamental stock selection weakness. A recently added ESG insight that looks toward investor positioning in ESG-related holdings was a top performer, as it was able to capture the broader market trend to the space.

The Fund was fully invested throughout the period. The investment adviser kept a higher average cash balance over the period, which was hedged by MSCI Emerging Markets Index futures to manage client flows. The Fund’s cash exposure had no material impact on Fund performance.

Describe recent portfolio activity.

Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection model. These included an insight that expands upon earlier research for machine-learned signal combination by using our full library of researched insights to create bespoke portfolios of individual securities. This also expanded into creating bespoke macro-thematic models using the same approach. In addition, a new sentiment measure looked to capture investor positioning in ESG-related holdings. This continued to build out the Fund’s positioning based on investor flows toward ESG and away from generic quant exposures. Finally, given the dynamic nature of the current environment, the Fund instituted enhanced signal constructs to best identify emerging trends such as domestically focused firms.

Describe portfolio positioning at period end.

Relative to the benchmark, the Fund ended the period overweight to stocks in India and Russia, with a focus on information technology (“IT”) and energy stocks, respectively. In India, the potential for policy accommodation prompted the overweight position, while in Russia, attractive valuations provided the motivation for the Fund’s positioning. Also, the Fund moved to a slight overweight position in China on expectations of policy accommodation and reform, expressed through financial stocks in the local China A market and communication services companies in the China H market. This was funded by underweights to Qatar and Brazil, predominantly in financials and consumer discretionary stocks, respectively. The Fund also maintained an underweight in South Korea, predominantly in industrials and IT stocks, motivated by declining fundamentals and export competitiveness.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock Advantage Emerging Markets Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
(c)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.

(d)

A free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets and consists of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, South Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates.

Performance Summary for the Period Ended April 30, 2020

		Average Annual Total Returns (a)(b)
		1 Year		5 Years		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(12.89)%	(14.45)%	N/A	(2.66)%	N/A	(0.91)%	N/A
Investor A	(13.17)	(14.76)	(19.24)%	(2.94)	(3.98)%	(1.17)	(1.79)%
Investor C	(13.48)	(15.41)	(16.25)	(3.66)	(3.66)	(1.92)	(1.92)
Class K	(12.97)	(14.45)	N/A	(2.66)	N/A	(0.91)	N/A
MSCI Emerging Markets Index	(10.50)	(12.00)	N/A	(0.10)	N/A	3.23	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that have similar economic characteristics to such securities. The Fund’s total returns prior to June 12, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Emerging Markets Long/Short Equity Fund.

(c)	The Fund commenced operations on October 6, 2011.
N/A	— Not applicable as share class and index do not have a sales charge.
Past	performance is not indicative of future results.
Performance	results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (a)(b)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period (a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$871.10	$3.68	$1,000.00	$1,020.93	$3.97	0.79%
Investor A	1,000.00	868.30	5.16	1,000.00	1,019.34	5.57	1.11
Investor C	1,000.00	865.20	8.81	1,000.00	1,015.41	9.52	1.90
Class K	1,000.00	870.30	3.77	1,000.00	1,020.84	4.07	0.81

(a)

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period shown).

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent six-months divided by 366.
See	“Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of April 30, 2020	BlackRock Global Long/Short Equity Fund

Investment Objective

BlackRock Global Long/Short Equity Fund’s (the “Fund”) investment objective is to seek total return over the long term.

On November 13, 2019, the Board approved a change in the fiscal year-end of the Fund, effective as of April 30, 2020, from July 31 to April 30.

Portfolio Management Commentary

How did the Fund perform?

For the abbreviated annual period from August 1, 2019 to April 30, 2020, the Fund’s Institutional, Investor A, Investor C and Class K Shares returned (3.80)%, (3.94)%, (4.51)% and (3.77)%, respectively, underperforming its benchmark, the ICE BofAML 3-Month U.S. Treasury Bill Index, which returned 1.43%.

What factors influenced performance?

Overall, the Fund struggled against the highly changeable market backdrop during the period. Trade concerns that caused a broad market decline early in the period gave way to a risk-on rally amid anticipation of a trade agreement between the United States and China. Favorable negotiations and the resulting phase-one trade deal supported stocks through mid-February. However, exuberance quickly faded with the global spread of coronavirus, leading to a steep market decline. Investor concerns mounted amid broadly enforced economic shutdowns, as expectations of growth and employment fell sharply. The selloff in the first quarter of 2020 led to one of the worst quarterly returns on record for equities. Volatility climbed to levels last observed during the global financial crisis in 2008 and 2009. In response, policymakers stepped in with fiscal and monetary stimulus packages aimed at supporting markets. The Bank of Japan, for example, invested in a record level of equity exchange traded funds to help bolster Japanese equity markets.

Weakness in the Fund’s sentiment stock selection measures was the most significant detractor from relative performance during the period. Specifically, measures seeking to capture informed investor positioning and text analyses of executives and analysts proved wrong-footed, as investors questioned prior guidance. Performance challenges were most acute during August 2019 and in the first quarter of 2020. The Fund’s positioning entering the period had reflected a defensive posture that was suited to perform well in a continued “slow-flation” market environment. However, a more reflationary tone emerged that moved against the Fund’s positioning. Preferred long positions in communication services and short positions in riskier European cyclical stocks detracted from performance. The Fund’s defensive stance also struggled into December once improving trade dynamics triggered a broad market rally.

Many of these positions began to recover early in 2020 until February’s market volatility prompted another round of declines. Among macro-thematic signals, a style-timing model struggled in March through a preference for dividend yield. Positioning within real estate securities drove losses for this insight, as the Fund demonstrated a preference for higher-yielding stocks. This came under significant pressure as investors weighed the impact of mass economic closures on their business models. Hedging-related short positions in Japanese retail industry stocks, especially automakers, detracted from Fund performance, as the Bank of Japan’s ETF purchases helped Japanese equities outperform other regions. Finally, beta-timing models had motivated the Fund to take a slight net long position entering 2020, which had an adverse impact on performance as markets dropped.

Despite the underperformance relative to the benchmark, the Fund performed well compared to broader equity markets. The strongest contributors to performance were macro-thematic and fundamental quality insights. Notably, macro-thematic insights were able to generate gains through industry positioning. Industry timing insights performed well during the period, as the Fund’s sector positioning largely reflected its pro-growth posture.

Specifically, the Fund maintained preferred long positions among pharmaceutical and software companies, driven by trends across inventories, supply chains, and business invoicing. Additionally, a continued negative stance toward energy provided gains. Helping to provide ballast for the portfolio, fundamental stock selection insights contributed to relative performance, giving much-needed defense during the market decline. Notably, quality measures like profitability and operational sustainability insights were some of the best performers. Similarly, less traditional quality measures, such as environmental, social and governance (“ESG”)-related insights, also remained strong. Specifically, a recently added insight that identifies investor flows into ESG-related positions was one of the top performing signals after successfully capturing an evolving investor preference for sustainable investing. Finally, signals that were driven by more timely data were able to capture the rapid market evolution correctly and provide gains. These included insights that approximate sales from online browsing activity and mobile app users. Importantly, these insights provided gains toward the end of the period by successfully positioning the portfolio in April during earnings season.

The Fund was fully invested throughout the period. The Fund’s cash exposure had no material impact on performance, as cash was principally held in conjunction with the Fund taking long and short positions via the use of total return swap contracts. These derivative positions had a negative impact on performance.

Describe recent portfolio activity.

Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. There were, however, several new signals added within the stock selection group of insights. These included a new insight that expands upon earlier research for machine-learned signal combination. The new signal uses the full library of the investment adviser’s researched insights, and through machine learning, it creates bespoke portfolios of those insights at a security level. Additionally, a new insight was added that looks to capture investor positioning to ESG-related holdings based on investor flows toward ESG and away from generic quantitative exposures. Finally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends such as “work from home.”

6	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of April 30, 2020 (continued)	BlackRock Global Long/Short Equity Fund

Describe portfolio positioning at period end.

The Fund’s market timing models adjusted to reflect the unprecedented rapid collapse in global macro data, as the Fund retained a neutral equity market exposure. Broadly, top-down macro signals that look toward market regimes continue to emphasize defense. In response, the Fund continued to prefer large cap and growth stocks, with short positions in volatility, value and leverage. Industry positioning continued to demonstrate the preference for growth over value and is reflected in long positions across information technology and health care stocks, along with short positions in financials and consumer discretionary stocks. More strategically, the Fund continued to emphasize the diverging outlook between generic quantitative factors and ESG measures by preferring the latter over the former. Geographically, the Fund was long stocks in Australia, the United States and France, and short in Japan, Canada and Sweden.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

FUND SUMMARY	7

Fund Summary as of April 30, 2020 (continued)	BlackRock Global Long/Short Equity Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

(a)	Commencement of operations.
(b)	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees. Institutional Shares do not have a sales charge.
(c)

Under normal conditions, the Fund invests at least 80% of its total assets in equity instruments and related derivative instruments issued by, or tied economically to, companies located in developed markets.

(d)

An unmanaged index that tracks 3-month U.S. Treasury securities. Effective January 1, 2020, the Fund’s benchmark was renamed from ICE BofAML 3-Month U.S. Treasury Bill Index to ICE BofA 3-Month U.S. Treasury Bill Index.

Performance Summary for the Period Ended April 30, 2020

		Average Annual Total Returns (a)
		1 Year		5 Years		Since Inception (b)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	(0.18)%	(2.03)%	N/A	1.06%	N/A	3.31%	N/A
Investor A	(0.27)	(2.30)	(7.43)%	0.78	(0.30)%	3.04	2.28%
Investor C	(0.70)	(2.97)	(3.88)	0.03	0.03	2.27	2.27
Class K	(0.15)	(1.99)	N/A	1.10	N/A	3.34	N/A
ICE BofAML 3-Month U.S. Treasury Bill Index	0.85	2.07	N/A	1.19	N/A	0.82	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund commenced operations on December 20, 2012.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period (a)	Beginning Account Value (11/01/19)	Ending Account Value (04/30/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$998.20	$7.80	$1,000.00	$1,017.06	$7.87	1.57%
Investor A	1,000.00	997.30	9.04	1,000.00	1,015.81	9.12	1.82
Investor C	1,000.00	993.00	12.74	1,000.00	1,012.08	12.86	2.57
Class K	1,000.00	998.50	7.55	1,000.00	1,017.30	7.62	1.52

(a)

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six-month period shown).

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent six-months divided by 366.

See “Disclosure of Expenses” on page 9 for further information on how expenses were calculated.

8	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance of BlackRock Global Long/Short Equity Fund shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. Class K Shares performance of BlackRock Advantage Emerging Markets Fund shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver and/or reimbursement, each Fund’s performance would have been lower. With respect to each Fund’s contractual waivers, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown on the previous pages (which are based on a hypothetical investment of $1,000 invested on November 1, 2019 and held through April 30, 2020) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

ABOUT FUND PERFORMANCE / DISCLOSURE OF EXPENSES	9

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Portfolio Information  as of April 30, 2020

BlackRock Advantage Emerging Markets Fund

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Net Assets
China	36%
Taiwan	12
South Korea	9
India	9
South Africa	4
Russia	4
Brazil	4
Mexico	2
Saudi Arabia	2
Thailand	2
Malaysia	1
Indonesia	1
Turkey	1
Poland	1
Others(a)	2
Short-Term Securities	10

(a)	Other includes less than 1% of investments in each of the following countries: Argentina, Chile, Colombia, Greece, Hong Kong, Hungary, Luxembourg, Peru, Philippines and United Arab Emirates.

BlackRock Global Long/Short Equity Fund

GEOGRAPHIC ALLOCATION

	Percent of Total Investments (b)
Country/Geographic Region	Long	Short	Total
United States	25%	23%	48%
Japan	10	10	20
United Kingdom	3	3	6
Germany	2	2	4
Canada	2	2	4
Australia	2	1	3
France	1	1	2
Switzerland	1	2	3
Sweden	1	1	2
Netherlands	1	— (c)	1
Denmark	1	1	2
Ireland(c)	—	—	—
Finland	— (c)	1	1
Italy(c)	—	—	—
Norway(c)	—	—	—
Others(d)	1	3	4
	50%	50%	100%

(b)	Total investments include the gross notional values of long and short equity securities of the underlying derivative contracts utilized by the Fund and exclude short-term securities.
(c)	Represents less than 1% of total investments. Please refer to the Schedule of Investments for such countries.
(d)	Includes holdings within countries representing less than 1% of total investments. Please refer to the Schedules of Investments for such countries.

10	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments April 30, 2020	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 87.9%

Argentina — 0.0%
YPF SA, ADR	10,771	$41,361

Brazil — 2.3%
AMBEV SA	87,700	182,886
AMBEV SA, ADR	52,468	112,806
B3 SA — Brasil Bolsa Balcao	27,119	191,602
BRF SA(a)	8,576	30,579
Cosan Ltd., Class A(a)	2,123	28,321
Cosan SA	2,113	23,446
CPFL Energia SA	27,287	145,721
Duratex SA	13,705	24,547
Hapvida Participacoes e Investimentos SA(b)	3,795	36,597
Hypera SA	6,459	34,540
Iochpe-Maxion SA	17,351	40,554
Klabin SA	46,982	153,874
Lojas Renner SA	9,172	64,752
M Dias Branco SA	4,536	26,693
Natura & Co. Holding SA	11,638	76,019
Notre Dame Intermedica Participacoes SA	7,700	77,610
Raia Drogasil SA	10,955	211,086
Rumo SA(a)	8,801	32,029
Tim Participacoes SA	22,080	51,811
Totvs SA	4,892	53,212
Ultrapar Participacoes SA	28,985	77,288
Vale SA	54,247	447,511
WEG SA	27,802	204,199

		2,327,683

Chile — 0.2%
Aguas Andinas SA, Class A	81,479	27,326
Empresa Nacional de Telecomunicaciones SA (ENTEL)(a)	5,477	33,128
Enersis SA	290,053	47,595
SACI Falabella	49,453	135,050

		243,099

China — 35.5%
3SBio, Inc.(a)(b)	73,500	74,516
58.com, Inc. — ADR(a)	504	26,183
A-Living Services Co. Ltd., Class H(b)	6,750	37,313
AAC Technologies Holdings, Inc.(a)	8,000	37,837
Agricultural Bank of China Ltd., Class H	494,000	205,495
Alibaba Group Holding Ltd.(a)	5,600	142,124
Alibaba Group Holding Ltd. — ADR(a)	30,685	6,218,929
Alibaba Health Information Technology Ltd.(a)	62,000	148,304
Anhui Conch Cement Co. Ltd., Class A	22,029	184,034
Anhui Conch Cement Co. Ltd., Class H	24,000	189,249
Anta Sports Products Ltd.	20,000	170,321
Autohome, Inc. — ADR	506	41,568
BAIC Motor Corp. Ltd., Class H(b)	322,500	141,091
Baidu, Inc. — ADR(a)	4,702	474,573
Bank of Beijing Co. Ltd., Class A	193,400	135,358
Bank of China Ltd., Class H	1,965,000	748,081
Bank of Communications Co. Ltd., Class H	72,000	45,627
Bank of Jiangsu Co. Ltd., Class A	79,399	67,438
Baoshan Iron & Steel Co. Ltd., Class A	253,530	173,155
BBMG Corp., Class H	167,000	42,221
Beijing Enterprises Holdings Ltd.	37,000	131,076
Betta Pharmaceuticals Co. Ltd., Class A	2,100	27,565
Bosideng International Holdings Ltd.	200,000	54,223
Changchun High & New Technology Industry Group, Inc., Class A	469	38,894
China CITIC Bank Corp. Ltd., Class H	142,000	69,372
China Communications Services Corp. Ltd., Class H	160,000	114,050
China Construction Bank Corp., Class A	63,000	56,969

Security	Shares	Value

China (continued)
China Construction Bank Corp., Class H	1,863,000	$1,495,361
China Everbright Bank Co. Ltd., Class A	312,600	163,880
China Everbright Bank Co., Ltd., Class H	63,000	26,734
China Galaxy Securities Co. Ltd., Class H	53,500	27,167
China International Capital Corp. Ltd.(a)(b)	24,000	36,857
China Lesso Group Holdings, Ltd.	18,000	25,793
China Life Insurance Co. Ltd., Class H	235,000	501,184
China Medical System Holdings, Ltd.	32,000	37,669
China Mengniu Dairy Co. Ltd.(a)	78,000	276,206
China Merchants Bank Co. Ltd., Class A	13,900	68,207
China Merchants Bank Co. Ltd., Class H	72,500	343,092
China Merchants Securities Co. Ltd., Class A(a)	14,000	36,042
China Minsheng Banking Corp. Ltd., Class A	316,697	262,173
China Mobile Ltd.	105,000	844,101
China Molybdenum Co. Ltd., Class H	81,000	24,438
China National Building Material Co. Ltd., Class H	56,000	69,952
China National Medicines Corp. Ltd., Class A	6,099	26,671
China Oilfield Services Ltd., Class H	48,000	37,388
China Overseas Land & Investment Ltd.	36,000	132,982
China Pacific Insurance Group Co. Ltd., Class A	26,450	113,456
China Pacific Insurance Group Co. Ltd., Class H	60,000	198,506
China Petroleum & Chemical Corp., Class H	60,000	29,905
China Railway Construction Corp. Ltd., Class A	25,000	27,450
China Railway Group Ltd., Class A	222,194	182,257
China Railway Group Ltd., Class H	284,000	169,811
China Resources Beer Holdings Co. Ltd.	34,000	160,134
China Resources Cement Holdings Ltd.	80,000	108,856
China Resources Land Ltd.	54,000	223,139
China Resources Pharmaceutical Group Ltd.(b)	61,500	38,624
China Telecom Corp. Ltd., Class H	1,182,000	408,263
China Tower Corp. Ltd., Class H(b)	292,000	64,983
China Unicom Hong Kong Ltd.	94,000	60,793
China Vanke Co. Ltd., Class H	15,400	51,755
Chongqing Rural Commercial Bank Co. Ltd., Class H	123,000	53,659
CITIC Securities Co. Ltd., Class H	25,000	47,887
CNOOC Ltd.	244,000	269,772
Country Garden Holdings Co. Ltd.	53,000	68,655
Country Garden Services Holdings Co. Ltd.	53,000	244,869
CSPC Pharmaceutical Group Ltd.	94,000	186,093
CSR Corp. Ltd., Class H	92,000	48,701
East Money Information Co. Ltd., Class A	18,399	46,654
ENN Energy Holdings Ltd.	22,800	257,012
First Capital Securities Co. Ltd., Class A	38,600	37,367
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,746	64,435
G-bits Network Technology Xiamen Co. Ltd., Class A	1,699	90,244
GCL System Integration Technology Co. Ltd.(a)	64,600	22,878
GDS Holdings Ltd. — ADR(a)	711	40,755
Geely Automobile Holdings Ltd.	47,000	73,110
Genscript Biotech Corp.(a)	16,000	28,534
GF Securities Co. Ltd., Class H	40,800	44,273
Gigadevice Semiconductor Beijing, Inc., Class A	2,200	85,175
Glodon Co. Ltd., Class A	20,200	147,829
GoerTek, Inc., Class A	16,917	45,437
Guangshen Railway Co. Ltd., Class A	94,700	31,552
Guotai Junan Securities Co. Ltd., Class A	13,200	31,132
Guotai Junan Securities Co. Ltd., Class H(b)	25,800	36,722
Haier Electronics Group Co. Ltd.	18,000	49,574
Haitong Securities Co. Ltd., Class H(a)	41,600	37,661
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	10,000	38,613
Henan Shuanghui Investment & Development Co. Ltd., Class A	21,898	124,057
Hengan International Group Co. Ltd.	9,000	80,037
Huadong Medicine Co. Ltd., Class A	17,240	48,044
Huatai Securities Co. Ltd., Class A	49,000	123,631

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (continued) April 30, 2020	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Huatai Securities Co. Ltd., Class H(b)	71,000	$117,745
Hunan Valin Steel Co. Ltd., Class A	64,995	36,309
Hytera Communications Corp. Ltd., Class A	30,300	27,869
Industrial & Commercial Bank of China Ltd., Class H	1,201,000	805,281
Industrial Bank Co. Ltd., Class A	72,700	169,204
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	26,100	106,625
Innovent Biologics, Inc.(a)(b)	17,000	83,721
JD.com, Inc. — ADR(a)	13,739	592,151
Jiangsu Expressway Co. Ltd., Class H	82,000	97,881
Jiangsu Hengrui Medicine Co. Ltd., Class A	14,156	183,434
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	3,592	49,595
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd., Class A	6,000	39,611
JOYY, Inc., ADR(a)	892	54,376
Kingdee International Software Group Co., Ltd.(a)	64,000	91,531
Kingsoft Corp. Ltd.	14,000	48,079
Kunlun Energy Co. Ltd.	390,000	254,083
Kweichow Moutai Co. Ltd., Class A	1,100	195,243
Legend Holdings Corp., Class H(b)	19,000	22,234
Lenovo Group Ltd.	300,000	162,059
Lens Technology Co. Ltd., Class A	11,699	29,351
Li Ning Co. Ltd.	24,500	77,358
Longfor Properties Co. Ltd.(b)	20,000	101,681
Luckin Coffee, Inc., ADR(a)	1,261	5,536
Luxshare Precision Industry Co. Ltd., Class A	10,811	71,027
Luye Pharma Group Ltd.(b)	78,000	37,875
Meituan Dianping, Class B(a)	23,400	313,305
Muyuan Foodstuff Co. Ltd., Class A	4,482	79,937
NetEase, Inc. — ADR	1,387	478,460
New China Life Insurance Co. Ltd., Class A	19,500	122,327
New China Life Insurance Co. Ltd., Class H	19,000	65,830
New Hope Liuhe Co. Ltd., Class A	12,100	55,695
New Oriental Education & Technology Group, Inc. — ADR(a)	2,585	330,001
PetroChina Co. Ltd., Class H	712,000	255,744
PICC Property & Casualty Co. Ltd., Class H	178,000	170,336
Pinduoduo, Inc., ADR(a)	4,005	189,997
Ping An Healthcare and Technology Co. Ltd.(a)(b)	5,500	75,768
Ping An Insurance Group Co. of China Ltd., Class H	99,500	1,012,538
Poly Developments and Holdings Group Co. Ltd., Class A	45,400	102,682
Poly Property Development Co. Ltd., Class H	5,200	55,291
Postal Savings Bank of China Co. Ltd., Class H(b)	39,000	23,305
Q Technology Group Co. Ltd.	7,000	8,375
RiseSun Real Estate Development Co. Ltd., Class A	1	1
Sangfor Technologies, Inc., Class A	3,400	91,348
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	28,000	42,536
Shanghai Baosight Software Co. Ltd., Class A	5,768	40,834
Shanghai Fosun Pharmaceutical Group Co., Ltd.	9,500	35,891
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	89,900	158,242
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A, Class A	3,500	52,472
Shennan Circuits Co. Ltd., Class A	1,300	41,706
Shenzhen Kangtai Biological Products Co. Ltd., Class A(a)	2,600	48,485
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,100	39,267
Shenzhou International Group Holdings Ltd.	5,100	58,862
Shimao Property Holdings Ltd.	7,000	28,454
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	12,700	34,467
Silergy Corp.	1,000	39,728
Sinopec Engineering Group Co. Ltd., Class H	65,000	31,164
Sinopec Shanghai Petrochemical Co. Ltd., Class H	118,000	32,037
Sinopharm Group Co. Ltd., Class H	88,400	238,358
Sunac China Holdings Ltd.	30,000	134,198
Sunny Optical Technology Group Co. Ltd.	20,300	282,688
TAL Education Group — ADR(a)	6,856	371,527
Tencent Holdings Ltd.	120,200	6,318,846

Security	Shares	Value

China (continued)
Tingyi Cayman Islands Holding Corp.	122,000	$216,562
Trip.com Group Ltd., ADR(a)	5,262	135,549
Tsingtao Brewery Co. Ltd., Class H	4,000	24,300
Uni-President China Holdings Ltd.	32,000	32,126
Venustech Group, Inc., Class A	8,800	50,376
Vipshop Holdings Ltd. — ADR(a)	4,054	64,580
Want Want China Holdings Ltd.	228,000	162,505
Weihai Guangwei Composites Co. Ltd., Class A	7,199	54,949
Will Semiconductor Ltd., Class A	1,200	32,452
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	21,422	108,326
WuXi AppTec Co. Ltd., Class A	3,300	46,483
WuXi AppTec Co. Ltd., Class H(b)	2,700	38,066
Wuxi Biologics Cayman, Inc.(a)(b)	13,500	210,147
Xiaomi Corp., Class B(a)(b)	123,200	161,588
Yealink Network Technology Corp. Ltd., Class A	3,907	49,437
Yihai International Holding, Ltd.(a)	5,000	39,844
Yum China Holdings, Inc.(a)	3,789	183,615
Yunnan Baiyao Group Co. Ltd., Class A	5,499	69,810
Yunnan Energy New Material Co. Ltd.	5,400	40,793
Zai Lab Ltd., ADR(a)	634	39,765
Zhejiang Expressway Co. Ltd., Class H	60,000	45,378
Zhuzhou CSR Times Electric Co. Ltd., Class H	8,400	25,697
Zijin Mining Group Co. Ltd., Class A	61,800	33,680
Zijin Mining Group Co. Ltd., Class H	164,000	66,956
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A(a)	204,098	183,178
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(a)	159,000	128,724
ZTO Express Cayman, Inc., — ADR	5,819	173,173

		35,912,377

Colombia — 0.1%
Bancolombia SA — ADR	3,304	86,234

Greece — 0.1%
Hellenic Telecommunications Organization SA	4,341	57,351
OPAP SA	3,965	35,516

		92,867

Hong Kong — 0.3%
Nine Dragons Paper Holdings Ltd.	142,000	135,854
Sino Biopharmaceutical Ltd.	105,000	153,048

		288,902

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC(a)	15,380	97,368
OTP Bank PLC(a)	2,193	64,948
Richter Gedeon Nyrt	5,465	116,780

		279,096

India — 8.9%
Ambuja Cements Ltd.	22,111	50,073
APL Apollo Tubes Ltd.	1,555	29,479
Asian Paints Ltd.	11,901	277,687
Aurobindo Pharma Ltd.	4,489	36,716
Axis Bank Ltd.	25,227	147,388
Bajaj Finance Ltd.	1,843	56,351
Berger Paints India Ltd.	4,212	28,324
Bharti Airtel Ltd.(a)	41,937	285,596
Biocon Ltd.	8,589	40,082
Cipla Ltd.	8,448	65,748
Dabur India Ltd.	37,755	244,248
Divi’s Laboratories Ltd.	1,356	41,812
Dr. Reddy’s Laboratories Ltd.	4,459	230,964
GAIL India Ltd.	53,789	68,061
Glenmark Pharmaceuticals Ltd.	27,607	122,027

12	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Godrej Consumer Products Ltd.	16,809	$120,627
HCL Technologies Ltd.	40,113	287,686
HDFC Asset Management Co. Ltd.(b)	1,134	37,960
HDFC Bank Ltd. — ADR	4,682	202,965
Hemisphere Properties India Ltd.(a)	11,589	23,761
Hindalco Industries Ltd.	126,974	215,367
Hindustan Unilever Ltd.	20,177	584,236
Housing Development Finance Corp. Ltd.	32,089	811,685
ICICI Bank Ltd.	81,623	409,489
Infosys Ltd.	59,568	556,790
Infosys Ltd. — ADR	12,431	114,738
ITC Ltd.	105,195	253,435
JSW Steel Ltd.	21,187	50,040
Just Dial Ltd.(a)	14,579	78,218
Kotak Mahindra Bank Ltd.	7,130	128,045
Lupin Ltd.	3,778	41,663
Marico Ltd.	10,349	39,311
Mindtree Ltd.	12,058	145,976
Mphasis Ltd.	11,204	108,876
Nestle India Ltd.	1,348	319,747
Oil & Natural Gas Corp. Ltd.	58,586	61,996
Persistent Systems Ltd.	6,238	39,181
Petronet LNG Ltd.	47,758	153,859
PI Industries Ltd.	2,076	43,533
Pidilite Industries Ltd.	4,058	81,809
Reliance Industries Ltd.	49,551	963,421
Sanofi India Ltd.	234	24,017
Siemens Ltd.	3,314	49,994
State Bank of India(a)	26,035	65,154
Sun Pharmaceutical Industries Ltd.	14,299	87,209
Tata Chemicals Ltd.	35,347	132,126
Tata Consultancy Services Ltd.	23,313	617,150
Tech Mahindra Ltd.	35,482	255,189
Titan Co. Ltd.	2,727	34,874
UPL Ltd.	11,058	61,191
Wipro Ltd.	15,845	40,228

		8,966,102

Indonesia — 0.9%
Bank Central Asia Tbk PT	234,100	405,506
Bank Mandiri Persero Tbk PT	229,800	68,310
Bank Negara Indonesia Persero Tbk PT	294,600	80,395
Bank Rakyat Indonesia Persero Tbk PT	474,700	86,342
Gudang Garam Tbk PT	30,700	93,322
Kalbe Farma Tbk PT	280,700	27,117
Telekomunikasi Indonesia Persero Tbk PT	823,000	189,250

		950,242

Luxembourg — 0.0%
Reinet Investments SCA	2,560	40,953

Malaysia — 1.4%
CIMB Group Holdings Bhd	298,200	238,435
Hartalega Holdings Bhd	130,700	230,889
IHH Healthcare Bhd	73,500	89,437
Malayan Banking Bhd	65,800	115,483
Malaysia Airports Holdings Bhd	24,900	30,273
Maxis Bhd	129,200	164,159
Nestle Malaysia Bhd	1,100	35,801
Petronas Gas Bhd	14,100	50,365
Public Bank Bhd	62,100	236,015
QL Resources BHD	9,700	18,340
RHB Capital Bhd	9,000	9,904
Telekom Malaysia Bhd	152,500	142,336
Top Glove Corp. Bhd	32,000	53,931

		1,415,368

Security	Shares	Value

Mexico — 2.4%
America Movil SAB de CV, Series L	568,735	$344,531
Arca Continental SAB de CV	86,811	334,371
Coca-Cola Femsa SAB de CV	6,900	27,799
Fomento Economico Mexicano SAB de CV	77,668	501,985
Grupo Aeroportuario del Centro Norte SAB de CV	38,908	141,742
Grupo Aeroportuario del Pacifico SAB de CV, Series B	10,155	63,456
Grupo Bimbo SAB de CV, Series A	5,878	8,680
Grupo Financiero Banorte SAB de CV, Series O	110,381	301,863
Grupo Mexico SAB de CV, Series B	17,103	36,475
Kimberly-Clark de Mexico SAB de CV, Series A	128,281	181,183
Wal-Mart de Mexico SAB de CV	198,140	476,585

		2,418,670

Peru — 0.2%
Credicorp Ltd.	856	127,561
Hochschild Mining PLC(a)	60,787	106,051

		233,612

Philippines — 0.3%
Ayala Land, Inc.	65,540	40,918
Bank of the Philippine Islands	19,770	22,707
BDO Unibank, Inc.	59,220	116,525
Manila Electric Co.	14,170	70,751
Metro Pacific Investments Corp.	506,000	25,511
Metropolitan Bank & Trust	33,600	25,698

		302,110

Poland — 0.7%
Bank Polska Kasa Opieki SA(a)	13,628	172,868
KGHM Polska Miedz SA(a)	4,648	87,425
Polski Koncern Naftowy ORLEN SA	12,610	191,411
Polskie Gornictwo Naftowe i Gazownictwo SA	50,354	45,325
Powszechna Kasa Oszczednosci Bank Polski SA	22,760	121,806
Santander Bank Polska SA(a)	902	35,855

		654,690

Russia — 3.8%
Alrosa AO	60,970	50,498
Federal Grid Co. Unified Energy System JSC	9,493,999	23,398
Gazprom PJSC — ADR	89,619	453,827
Inter Rao UES PJSC	2,496,939	167,272
LUKOIL PJSC	8,338	538,031
LUKOIL PJSC — ADR	10,793	704,111
Magnitogorsk Iron & Steel Works PJSC	385,903	207,591
MMC Norilsk Nickel PJSC	1,455	395,301
MMC Norilsk Nickel PJSC, ADR	4,942	137,080
Mobile Telesystems OJSC — ADR	11,735	100,569
Novatek OAO	8,796	122,343
Novatek PJSC — GDR	1,688	236,712
PhosAgro PJSC — GDR	9,037	108,932
Severstal PJSC	24,983	296,701
Surgutneftegas OAO	206,070	102,329
Tatneft PJSC(a)	27,200	200,235

		3,844,930

Saudi Arabia — 2.3%
Advanced Petrochemical Co.	2,447	28,952
Al Rajhi Bank	44,647	678,672
Alinma Bank(a)	32,796	138,660
Almarai Co. JSC	5,756	75,051
Arab National Bank	12,342	66,747
Bank Al-Jazira	35,251	111,891
Bank AlBilad	9,228	55,620
Banque Saudi Fransi	5,260	43,230
Etihad Etisalat Co.(a)	9,514	70,274
National Commercial Bank	31,488	310,766
Rabigh Refining & Petrochemical Co.(a)	7,314	26,561

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (continued) April 30, 2020	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Riyad Bank	16,632	$75,190
Samba Financial Group	16,993	104,955
Saudi Basic Industries Corp.	6,819	135,322
Saudi British Bank	9,048	59,102
Saudi Cement Co.	3,806	53,168
Saudi Industrial Investment Group	9,202	45,414
Saudi Kayan Petrochemical Co.(a)	19,741	45,328
Saudi Telecom Co.	2,944	70,899
Yanbu National Petrochemical Co.	7,732	92,130

		2,287,932

South Africa — 4.1%
Absa Group, Ltd.	35,693	176,150
Anglo American Platinum Ltd.	2,739	143,743
AngloGold Ashanti Ltd.	6,119	149,366
Aspen Pharmacare Holdings Ltd.(a)	4,608	28,743
Barloworld Ltd.	30,420	111,605
Capitec Bank Holdings, Ltd.(a)	790	38,512
Clicks Group, Ltd.(a)	13,174	163,976
FirstRand Ltd.	169,438	369,799
The Foschini Group Ltd.	26,002	102,019
Gold Fields Ltd.	15,041	111,959
Gold Fields Ltd., ADR	13,082	96,022
Impala Platinum Holdings Ltd.	5,625	33,549
Life Healthcare Group Holdings Ltd.	23,736	22,871
MTN Group Ltd.	44,822	117,786
MultiChoice Group Ltd.(a)	20,151	94,446
Naspers Ltd., Class N	9,058	1,409,863
Nedbank Group Ltd.	22,207	129,100
Netcare Ltd.	150,381	125,754
Northam Platinum Ltd.(a)	2,463	12,208
Old Mutual Ltd.	121,324	88,069
Pick n Pay Stores Ltd.	7,249	22,683
Shoprite Holdings Ltd.	4,618	26,691
Spar Group Ltd.	12,451	118,680
Standard Bank Group Ltd.	64,273	354,142
Vodacom Group Ltd.	9,437	62,735

		4,110,471

South Korea — 9.3%
Celltrion Healthcare Co. Ltd.(a)	900	62,379
Celltrion, Inc.(a)	1,976	341,524
Cheil Worldwide, Inc.	7,003	102,208
Dongbu Insurance Co., Ltd.	1,152	42,077
Doosan Bobcat, Inc.	2,820	54,582
Doosan Infracore Co. Ltd.(a)	15,871	55,839
GS Holdings Corp.	1,545	48,614
Hana Financial Group, Inc.	1,310	29,905
Hanwha Chemical Corp.	3,079	36,849
HLB, Inc.(a)	650	50,966
Hyundai Mobis Co. Ltd.	1,377	194,681
Hyundai Motor Co.	2,762	213,482
Kakao Corp.	370	55,914
KB Financial Group, Inc.	6,626	189,579
KCC Corp.	202	27,493
Korea Zinc Co., Ltd.	278	88,358
KT Corp. — ADR	23,903	234,488
Kumho Petrochemical Co. Ltd.	1,590	100,269
LG Chem Ltd.	723	224,646
LG Electronics, Inc.	6,596	296,853
LG Household & Health Care Ltd.	187	212,057
LG Innotek Co., Ltd.	279	30,228
NAVER Corp.	3,595	582,859
NCSoft Corp.	398	210,880
POSCO	4,026	608,350

Security	Shares	Value

South Korea (continued)
Posco International Corp.	3,700	$43,006
Samsung Biologics Co. Ltd.(a)(b)	284	135,662
Samsung Electronics Co. Ltd.	100,122	4,116,769
Samsung Life Insurance Co. Ltd.	670	27,172
Samsung SDI Co. Ltd.	319	75,359
Samsung SDS Co. Ltd.	100	13,340
Shinhan Financial Group Co. Ltd.	15,034	381,150
SK Holdings Co. Ltd.	276	41,197
SK Hynix, Inc.	6,440	443,185
Woori Financial Group, Inc.	9,825	68,043
Yuhan Corp.	505	19,620

		9,459,583

Taiwan — 12.0%
Acer, Inc.	131,000	72,528
Asia Cement Corp.	44,000	64,640
ASPEED Technology, Inc.	2,000	79,088
Asustek Computer, Inc.	22,000	148,712
Bizlink Holding, Inc.	4,000	26,063
Catcher Technology Co., Ltd.	19,000	143,915
Cathay Financial Holding Co. Ltd.	292,298	390,019
Chailease Holding Co. Ltd.	80,552	306,046
Chicony Electronics Co., Ltd.	38,000	107,039
China Life Insurance Co. Ltd.	66,000	45,066
Chipbond Technology Corp.	81,000	152,483
Chunghwa Telecom Co. Ltd.	41,000	150,692
CTBC Financial Holding Co. Ltd.	701,000	467,141
Delta Electronics, Inc.	33,000	153,919
E.Sun Financial Holding Co. Ltd.	115,000	104,488
Far EasTone Telecommunications Co. Ltd.	34,000	75,727
Faraday Technology Corp.	26,000	37,379
Formosa Plastics Corp.	17,000	49,899
Foxconn Technology Co., Ltd.	21,000	40,322
Fubon Financial Holding Co. Ltd.	286,000	404,398
General Interface Solution Holding Ltd.	16,000	50,827
Hon Hai Precision Industry Co. Ltd.	204,000	524,273
King Slide Works Co., Ltd.	3,000	31,199
Kinsus Interconnect Technology Corp.	24,000	41,983
Largan Precision Co. Ltd.	2,000	272,627
Makalot Industrial Co. Ltd.	7,000	29,805
MediaTek, Inc.	35,000	483,295
Novatek Microelectronics Corp.	10,000	62,190
President Chain Store Corp.	14,000	144,770
Quanta Computer, Inc.	36,000	77,784
Radiant Opto-Electronics Corp.	6,000	19,692
Realtek Semiconductor Corp.	21,000	179,830
Sercomm Corp.	60,000	149,930
Simplo Technology Co. Ltd.	7,000	72,699
SinoPac Financial Holdings Co. Ltd.	93,000	37,852
Sitronix Technology Corp.	9,000	43,758
Standard Foods Corp.	12,000	27,046
Synnex Technology International Corp.	38,000	50,715
Taiwan Mobile Co. Ltd.	146,000	526,054
Taiwan Semiconductor Manufacturing Co. Ltd.	487,000	4,912,757
Taiwan Semiconductor Manufacturing Co., Ltd. — ADR	4,529	240,626
Tong Hsing Electronic Industries, Ltd.	7,000	28,409
TPK Holding Co. Ltd.(a)	73,000	102,121
TXC Corp.	26,000	56,040
Uni-President Enterprises Corp.	260,000	605,380
United Microelectronics Corp.	121,000	62,601
Vanguard International Semiconductor Corp.	22,000	51,040
Wistron Corp.	69,000	64,704
WPG Holdings Ltd.	21,000	27,356
Yuanta Financial Holding Co., Ltd.	268,000	152,754

		12,149,681

14	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand — 1.6%
Advanced Info Service PCL — NVDR	40,000	$243,636
Bangkok Dusit Medical Services PCL — NVDR	162,400	103,187
Bumrungrad Hospital PCL — NVDR	4,400	15,839
Central Pattana PCL — NVDR	27,200	40,273
CP ALL PCL — NVDR	195,000	426,255
Home Product Center PCL — NVDR	867,000	361,975
Kiatnakin Bank PCL	20,100	25,904
PTT Global Chemical PCL — NVDR	71,400	82,190
PTT PCL — NVDR	113,500	123,926
Siam Cement PCL — NVDR	8,000	84,979
Siam Commercial Bank PCL — NVDR	35,400	73,936

		1,582,100

Turkey — 0.8%
Akbank TAS(a)	60,850	51,369
BIM Birlesik Magazalar AS	16,169	128,387
KOC Holding AS	36,484	80,055
Koza Altin Isletmeleri AS(a)	3,416	34,817
Tekfen Holding AS	44,723	91,180
Tupras Turkiye Petrol Rafinerileri AS(a)	1,954	25,375
Turk Telekomunikasyon AS	38,411	40,557
Turkcell Iletisim Hizmetleri AS	199,847	398,129

		849,869

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	25,948	31,185
Aldar Properties PJSC	221,657	108,200
DP World PLC	3,073	49,072
Dubai Islamic Bank PJSC	8,609	8,588
Emaar Properties PJSC(a)	47,249	34,651
Emirates Telecommunications Group Co. PJSC	21,150	88,879
First Abu Dhabi Bank PJSC	25,880	80,702

		401,277

Total Common Stocks — 87.9% (Cost — $87,342,610)		88,939,209

Preferred Securities — 1.4%

Preferred Stocks — 1.4%

Brazil — 1.4%
Banco Bradesco SA, Preference Shares	169,344	596,358
Cia de Transmissao de Energia Eletrica Paulista	15,555	55,579

Security	Shares	Value

Brazil (continued)
Cia Energetica de Minas Gerais, Preference Shares	13,700	$23,984
Itau Unibanco Holding SA, Preference Shares	93,660	392,180
Lojas Americanas SA, Preference Shares	8,783	40,185
Petroleo Brasileiro SA, Preference Shares(a)	76,333	253,372
Telefonica Brasil SA, Preference Shares	6,193	51,989

		1,413,647

South Korea — 0.0%
LG Electronics, Inc., Preference Shares	2,131	37,046

Total Preferred Stocks — 1.4%		1,450,693

Total Preferred Securities — 1.4% (Cost — $2,309,922)		1,450,693

Rights — 0.0%

South Korea — 0.0%
HLB, Inc. (Expires 06/05/20)(a)	64	909

Total Rights — 0.0% (Cost — $—)		909

Total Long-Term Investments — 89.3% (Cost — $89,652,532)		90,390,811

Short-Term Securities — 10.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.12%(c)(d)	10,615,413	10,615,413

Total Short-Term Securities — 10.5% (Cost — $10,615,413)		10,615,413

Total Investments — 99.8% (Cost — $100,267,945)		101,006,224

Other Assets Less Liabilities — 0.2%		234,566

Net Assets — 100.0%		$101,240,790

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Annualized 7-day yield as of period end.

(d)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,510,382	6,105,031	(b)	—		10,615,413	$10,615,413	$59,205		$13	$—
SL Liquidity Series, LLC, Money Market Series(c)	745,051	—		(745,051	)(b)	—	—	184	(d)	(160)	—

							$10,615,413	$59,389		$(147)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)	As of period end, the entity is no longer held by the Fund.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (continued) April 30, 2020	BlackRock Advantage Emerging Markets Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	253	06/19/20	$11,460	$725,953

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional		Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Morgan Stanley & Co., Inc.	02/22/23	USD	164,673	$10,948	(b)	$125,637	0.2%
	UBS AG	06/12/23 - 06/14/23	USD	346,479	(98,419	)(c)	235,525	0.3

					$(87,471)		$361,162

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 90-200 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Bank Funding Rate (OBFR01)

USD — 1D Overnight Fed Funds Effective Rate (FEDL01)

(b)	Amount includes $49,984 of net dividends and financing fees.
(c)	Amount includes $12,535 of net dividends and financing fees.

16	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Advantage Emerging Markets Fund

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of April 30, 2020 termination date 02/22/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

United Arab Emirates
Aldar Properties PJSC	257,380	$125,637	100.0%

Total Reference Entity — Long		125,637

Net Value of Reference Entity — Morgan Stanley & Co, Inc.		$125,637

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with UBS AG as of April 30, 2020 termination dates 06/12/23 — 06/14/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

United Arab Emirates
Aldar Properties PJSC	273,141	$133,331	56.6%
Dubai Islamic Bank PJSC	30,118	30,045	12.8
Emaar Properties PJSC	98,381	72,149	30.6

Total Reference Entity — Long		235,525

Net Value of Reference Entity — UBS AG		$235,525

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$—	$—	$10,948	$(98,419)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$725,953	$—	$—	$—	$725,953
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	10,948	—	—	—	10,948

	$—	$—	$736,901	$—	$—	$—	$736,901

Liabilities — Derivative Financial Instruments
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$—	$—	$98,419	$—	$—	$—	$98,419

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(1,202,885)	$—	$—	$—	$(1,202,885)
Swaps	—	—	(302)	—	—	—	(302)

	$—	$—	$(1,203,187)	$—	$—	$—	$(1,203,187)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$912,550	$—	$—	$—	$912,550
Swaps	—	—	(150,980)	—	—	—	(150,980)

	$—	$—	$761,570	$—	$—	$—	$761,570

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (continued) April 30, 2020	BlackRock Advantage Emerging Markets Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,653,425
Total return swaps:
Average notional amount	511,868

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$245,413
Swaps – OTC(a)	10,948	98,419

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$10,948	$343,832
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(245,413)

Total derivative assets and liabilities subject to an MNA	$10,948	$98,419

(a)	Includes unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (a)
Morgan Stanley & Co., Inc.	$10,948	$—	$—	$—	$10,948

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (b)
UBS AG	$98,419	$—	$—	$—	$98,419

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.
(b)	Net amount represents the net amount payable due to counterparty in the event of default.

18	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Argentina	$41,361	$—	$—	$41,361
Brazil	2,327,683	—	—	2,327,683
Chile	243,099	—	—	243,099
China	9,415,202	26,497,175	—	35,912,377
Colombia	86,234	—	—	86,234
Greece	—	92,867	—	92,867
Hong Kong	—	288,902	—	288,902
Hungary	—	279,096	—	279,096
India	317,703	8,648,399	—	8,966,102
Indonesia	—	950,242	—	950,242
Luxembourg	—	40,953	—	40,953
Malaysia	—	1,415,368	—	1,415,368
Mexico	2,418,670	—	—	2,418,670
Peru	127,561	106,051	—	233,612
Philippines	—	302,110	—	302,110
Poland	—	654,690	—	654,690
Russia	100,569	3,744,361	—	3,844,930
Saudi Arabia	—	2,287,932	—	2,287,932
South Africa	874,874	3,235,597	—	4,110,471
South Korea	234,488	9,225,095	—	9,459,583
Taiwan	240,626	11,909,055	—	12,149,681
Thailand	—	1,582,100	—	1,582,100
Turkey	131,737	718,132	—	849,869
United Arab Emirates	—	401,277	—	401,277
Preferred Securities(a)	1,413,647	37,046	—	1,450,693
Rights(a)	909	—	—	909
Short-Term Securities	10,615,413	—	—	10,615,413

	$28,589,776	$72,416,448	$—	$101,006,224

Derivative Financial Instruments(b)
Assets:
Equity contracts	$725,953	$10,948	$—	$736,901
Liabilities:
Equity contracts	—	(98,419)	—	(98,419)

	$725,953	$(87,471)	$—	$638,482

(a)	See above Schedule of Investments for values in each country
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments April 30, 2020	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities — 0.7%

Preferred Stocks — 0.7%(a)(b)

United States — 0.7%
AliphCom, Series 6, (Acquired 12/15/15, cost $—)(c)(d)	8,264	$—
AliphCom, Series 8, (Acquired 03/10/15, cost $1,750,010)(c)(d)	823,530	8
Illumio Inc., Series C (Acquired 3/10/15, cost $1,500,001)	466,730	1,922,928
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $1,999,998)	326,264	1,748,775

Total Preferred Securities — 0.7% (Cost — $5,250,009)		3,671,711

	Par (000)
U.S. Treasury Obligations — 7.2%
U.S. Treasury Notes(e):
(3 mo. Treasury money market yield + 0.22%), 0.35%, 07/31/21	$20,000	20,039,218
(3 mo. Treasury money market yield + 0.30%), 0.43%, 10/31/21	13,000	13,045,938
(3 mo. Treasury money market yield + 0.15%), 0.28%, 01/31/22	4,925	4,930,699

Total U.S. Treasury Obligations — 7.2% (Cost — $37,928,401)		38,015,855

Total Long-Term Investments — 7.9% (Cost — $43,178,410)		41,687,566

	Shares

Short-Term Securities — 76.5%

Money Market Fund — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.12%(e)(h)	14,238,130	14,238,130

Total Money Market Fund — 2.7%		14,238,130

	Par (000)

U.S. Treasury Obligations — 73.8%
U.S. Treasury Bills:
0.66%, 05/05/20(f)	$215	214,999
1.57%, 05/07/20(f)	3,985	3,984,963
0.08%-0.20%, 05/12/20(f)	122,790	122,787,561

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
1.58%, 05/14/20(f)	$28,000	$27,999,191
1.50%-3.50%, 05/15/20	1,615	1,616,400
0.10%, 05/19/20(f)	640	639,974
0.10%, 05/21/20(f)	4,000	3,999,811
0.08%-0.09%, 05/26/20(f)	58,000	57,996,980
0.06%-0.10%, 06/02/20(f)	32,360	32,357,627
1.17%, 06/04/20(f)	12,000	11,998,952
0.12%, 06/23/20(f)	5,000	4,999,356
0.00%-0.19%, 06/25/20(f)	17,500	17,498,162
0.13%, 07/23/20(f)	13,000	12,997,452
0.12%-0.13%, 07/30/20(f)	2,665	2,664,367
2.63%, 07/31/20	23,905	24,055,823
0.83%, 09/03/20(f)	1,785	1,784,287
1.38%-2.75%, 09/30/20	1,665	1,674,566
0.29%, 10/15/20(f)	2,240	2,238,831
2.50%, 12/31/20	12,610	12,809,002
0.17%, 01/28/21(f)	5,000	4,994,428
U.S. Treasury Notes:
1.38%, 09/15/20	4,390	4,410,578
(3 mo. Treasury money market yield + 0.05%), 0.17%, 10/31/20(g)	6,000	6,001,067
(3 mo. Treasury money market yield + 0.12%), 0.24%, 01/31/21(e)	6,575	6,579,894
(3 mo. Treasury money market yield + 0.14%), 0.26%, 04/30/21(e)	22,795	22,817,800

Total U.S. Treasury Obligations — 73.8%		389,122,071

Total Short-Term Securities — 76.5% (Cost — $403,032,864)		403,360,201

Options Purchased — 0.1% (Cost — $2,616,394)		505,835

Total Investments Before Options Written — 84.5% (Cost — $448,827,668)		445,553,602

Options Written — (0.1)% (Premiums Received — $2,075,186)		(361,470)

Total Investments, Net of Options Written — 84.4% (Cost — $446,752,482)		445,192,132

Other Assets Less Liabilities — 15.6%		82,202,331

Net Assets — 100.0%		$527,394,463

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. As period end the Fund held restricted securities with a current value of $3,671,711, representing 0.7% of its net assets as of period end, and an original cost of $5,250,009.

(c)	Non-income producing security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Annualized 7-day yield as of period end.
(f)	Rates shown are discount rates or a range of discount rates as of period end.
(g)	Variable rate security. Rate shown is the rate in effect as of period end.
(h)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,215,348	—	(4,977,218	)(b)	14,238,130	$14,238,130	$253,609	$53	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

20	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Amsterdam Index	111	05/15/20	$12,444	$134,167
CAC 40 Index	82	05/15/20	4,085	84,574
IBEX 35 Index	168	05/15/20	12,734	(129,549)
Hang Seng Index	16	05/28/20	2,528	35,257
SPI 200 Index	247	06/18/20	22,293	2,559,256
FTSE/MIB Index	4	06/19/20	385	15,320

				2,699,025

Short Contracts
OMXS 30 Index	1,009	05/15/20	16,321	(592,813)
MSCI Sing Index	146	05/28/20	3,087	(138,599)
Topix Index	37	06/11/20	5,013	(154,223)
S&P/TSX 60 Index	125	06/18/20	15,952	(1,917,523)
DAX Index	6	06/19/20	1,784	(8,947)
FTSE 100 Index	25	06/19/20	1,853	(43,291)
S&P 500 E-Mini Index	34	06/19/20	4,934	34,624

				(2,820,772)

				$(121,747)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
NASDAQ 100 Index	12,300	05/15/20	USD	7,775.00	USD	110,706	$319,185
S&P 500 Index	17,300	05/15/20	USD	2,410.00	USD	50,385	77,850
S&P 500 Index	8,500	05/15/20	USD	2,600.00	USD	24,756	108,800

							$505,835

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
NASDAQ 100 Index	12,300	05/15/20	USD	7,625.00	USD	110,706	$(238,005)
S&P 500 Index	17,300	05/15/20	USD	2,360.00	USD	50,385	(61,415)
S&P 500 Index	8,500	05/15/20	USD	2,500.00	USD	24,756	(62,050)

							$(361,470)

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid/(Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market Future June 2020	CHF	(192,262)	Morgan Stanley & Co. International PLC	06/19/20	CHF	199	$(205)	$—	$(205)
Swiss Market Future June 2020	CHF	(2,643,518)	Morgan Stanley & Co. International PLC	06/19/20	CHF	2,739	(52,756)	—	(52,756)
Swiss Market Future June 2020	CHF	(668,159)	Morgan Stanley & Co. International PLC	06/19/20	CHF	692	(5,647)	—	(5,647)
Swiss Market Future June 2020	CHF	(983,345)	Morgan Stanley & Co. International PLC	06/19/20	CHF	1,019	21,803	—	21,803

							$(36,805)	$—	$(36,805)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional		Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America, N.A.	02/15/23	USD	(738,204)	$1,219,346	(b)	$(182,756)	51.7%
	Bank of America, N.A.	02/15/23	USD	(976,838)	375,546	(c)	145,581	27.6
	Deutsche Bank A.G.	02/17/23	USD	47	(1,116	)(d)	1	0.0
	Goldman Sachs & Co.	06/24/20 - 03/01/23	USD	(4,486,280)	10,637,311	(e)	2,715,459	108.8
	Goldman Sachs & Co.	11/04/20 - 02/28/23	USD	(4,173,121)	2,403,441	(f)	(1,191,323)	32.4
	UBS AG	06/10/20 - 06/19/20	USD	(4,203,534)	2,724,416	(g)	275,164	31.4

					$17,358,944		$1,762,126

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0-6,190 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

AUD — 1D Overnight Reserve Bank of Australia Rate (AONIA)

AUD — 1M Australian Bank Bill Rate (BBSW)

Bank of Canada Overnight Rate Target (CABROVER)

CAD — 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF — 1D Overnight Swiss Franc LIBOR Rate BBA (CHFONLIB)

CHF — 1W Swiss Franc LIBOR Rate BBA (SF0001W)

DKK — 1W Copenhagen Interbank Swap Rate (CIBOR)

DKK — Danish Tom/Next Reference Rate (DETNT/N)

EUR — 1D Effective Overnight Index Average (EONIA)

EUR — 1M Euro Interbank Offer Rate (EURIBOR)

EUR — 1W Euro Interbank Offer Rate (EURIBOR)

GBP — 1D Overnight Sterling LIBOR Rate BBA (GBPONLIB)

GBP — 1D Sterling Overnight Index Average (SONIA)

GBP — 1W Sterling LIBOR Rate BBA (GBP1WLIB)

HKD — 1D Overnight Index Swap Rate (HKDONOIS)

HKD — 1M Hong Kong Interbank Offer Rate (HIBOR)

HKD — 1W Hong Kong Interbank Offer Rate (HIBOR)

HKD — 2W Hong Kong Interbank Offer Rate (HIBOR)

ILS — 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

ILS — 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY — 1D Japanese Yen Spot Next BBA LIBOR (JY000S/N)

JPY — 1D Overnight Tokyo Average Rate (TONAT)

JPY — 1M Japanese Yen LIBOR Rate BBA (JY0001M)

JPY — 1W Japanese Yen LIBOR Rate BBA (JY0001W)

NOK — 1W Norway Interbank Offer Rate (NIBOR)

NOK — Norwegian Overnight Weighted Average (NOWA)

NZD — 1D New Zealand Official Overnight Deposit Rate (NZOCO)

NZD — 1M New Zealand Bank Bill Rate (BBR)

SEK — 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SEK — 1W Stockholm Interbank Offer Rate (STIBOR)

SEK — TN Stockholm Interbank Offer Rate (STIBOR)

SGD — 1D Overnight Singapore Assoc of Banks Rate (SIBOR)

SGD — 1D Singapore Assoc of Banks Swap Offer Rate (SOR)

SGD — 1M Singapore Assoc of Banks Swap Offer Rate (SOR)

USD — 1D Overnight Bank Funding Rate (OBFR01)

USD — 1D Overnight Fed Funds Effective Rate (FEDL01)

USD — 1M US Dollar LIBOR BBA

USD — 1W US Dollar LIBOR BBA

(b)	Amount includes $663,898 of net dividends and financing fees.
(c)	Amount includes $(746,873) of net dividends and financing fees.
(d)	Amount includes $(1,070) of net dividends and financing fees.
(e)	Amount includes $3,435,572 of net dividends and financing fees.
(f)	Amount includes $(578,357) of net dividends and financing fees.
(g)	Amount includes $(1,754,282) of net dividends and financing fees.

22	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America, N.A. as of April 30, 2020, termination date 02/15/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Argentina
MercadoLibre, Inc.	3,412	$1,990,936	(1,089.4)%

Australia
Alumina Ltd.	48,787	54,117	(29.6)
Aristocrat Leisure Ltd.	45,162	740,647	(405.3)
Brambles Ltd.	24,234	173,214	(94.8)
Downer EDI Ltd.	35,655	95,916	(52.5)
Harvey Norman Holdings Ltd.	7,427	13,326	(7.3)
IGO Ltd.	78,789	239,020	(130.8)
Mineral Resources Ltd.	9,198	99,135	(54.2)
National Australia Bank Ltd.	42,382	464,400	(254.1)
Newcrest Mining Ltd.	9,213	183,644	(100.5)
Oil Search Ltd.	189,534	371,963	(203.5)
Perpetual Ltd.	1,034	20,099	(11.0)
Rio Tinto Ltd.	240	13,527	(7.4)
SEEK Ltd.	27,400	305,901	(167.4)
South32 Ltd.	248,459	312,475	(171.0)
Spark Infrastructure Group	124,146	152,476	(83.4)
St Barbara Ltd.	33,577	55,266	(30.2)
Star Entertainment Group Ltd.	31,505	61,764	(33.8)
WiseTech Global Ltd.	16,023	190,804	(104.4)
Woodside Petroleum Ltd.	21,106	302,222	(165.4)
Worley Ltd.	8,175	47,384	(25.9)

		3,897,300

Austria
ams AG	48,323	634,329	(347.1)

Canada
Bank of Nova Scotia	11,593	464,736	(254.3)
Boralex, Inc.	735	14,231	(7.8)
CAE, Inc.	13,758	227,332	(124.4)
Canadian Apartment Properties REIT	5,489	188,888	(103.4)
CCL Industries, Inc., Class B	9,823	307,050	(168.0)
Innergex Renewable Energy, Inc.	4,304	57,760	(31.6)
Lightspeed POS, Inc.	1,240	23,491	(12.8)
Methanex Corp.	3,658	58,157	(31.8)
Onex Corp.	5,133	236,599	(129.5)
Parkland Fuel Corp.	890	21,055	(11.5)
Quebecor, Inc., Class B	4,036	87,885	(48.1)
Teck Resources Ltd., Class B	5,176	45,626	(25.0)
TELUS Corp.	156,988	2,565,808	(1,403.9)
West Fraser Timber Co. Ltd.	986	27,442	(15.0)

		4,326,060

Denmark
Chr Hansen Holding A/S	7,527	649,005	(355.1)
Demant A/S	21,424	512,201	(280.3)
Novozymes A/S, Class B	922	45,171	(24.7)
SimCorp A/S	2,917	269,440	(147.4)

		1,475,817

Finland
Huhtamaki OYJ	6,656	248,429	(135.9)
Orion OYJ, Class B	4,311	219,078	(119.9)
Wartsila OYJ Abp	20,971	153,932	(84.2)

		621,439

	Shares	Value	% of Basket Value

France
Alten SA	2,213	$159,330	(87.2	) %
AXA SA	23,250	413,303	(226.1)
Cie Plastic Omnium SA	6,934	131,301	(71.8)
CNP Assurances	19,684	203,074	(111.1)
Danone SA	10,052	700,595	(383.3)
Edenred	3,855	155,291	(85.0)
Engie SA	14,683	159,359	(87.2)
Gaztransport Et Technigaz SA	1,111	80,544	(44.1)
Kering SA	715	360,582	(197.3)
Korian SA	707	23,746	(13.0)
Orpea	1,511	168,073	(92.0)
Remy Cointreau SA	5,403	602,685	(329.8)
Rexel SA	46,128	430,825	(235.7)
Rubis SCA	837	37,570	(20.6)
Societe Generale SA	1,046	16,411	(9.0)
Teleperformance	3,053	683,899	(374.2)

		4,326,588

Germany
adidas AG	3,620	829,891	(454.1)
Carl Zeiss Meditec AG, Bearer Shares	1,389	136,916	(74.9)
Deutsche Post AG, Registered Shares	42,834	1,272,477	(696.3)
Evonik Industries AG	17,639	433,927	(237.4)
Evotec SE	2,302	56,803	(31.1)
MTU Aero Engines AG	11,485	1,563,975	(855.8)
Rational AG	2,222	1,072,282	(586.7)
Rheinmetall AG	7,851	531,349	(290.7)
Sartorius AG, Preference Shares	1,492	419,164	(229.4)
Symrise AG	291	29,440	(16.1)
Zalando SE	3,932	192,722	(105.5)

		6,538,946

Hong Kong
Hang Lung Properties Ltd.	25,000	53,480	(29.3)
Hysan Development Co. Ltd.	29,000	96,749	(52.9)
NWS Holdings Ltd.	43,000	44,813	(24.5)
Swire Properties Ltd.	121,400	340,499	(186.3)

		535,541

Ireland
AIB Group PLC	147,300	203,836	(111.5)
Bank of Ireland Group PLC	178,546	366,394	(200.5)
Kerry Group PLC, Class A	1,340	153,746	(84.1)
Kingspan Group PLC	11,419	581,878	(318.4)

		1,305,854

Israel
Amot Investments Ltd.	6,611	37,131	(20.3)
Shapir Engineering and Industry Ltd.	1,974	13,839	(7.6)

		50,970

Italy
Amplifon SpA	2,861	65,492	(35.8)
Davide Campari-Milano SpA	10,900	84,719	(46.4)
Ferrari NV	2,806	438,565	(240.0)
Interpump Group SpA	554	16,165	(8.8)
Terna Rete Elettrica Nazionale SpA	4,381	27,433	(15.0)

		632,374

Japan
ABC-Mart, Inc.	2,300	116,883	(64.0)
Advantest Corp.	4,700	228,051	(124.8)
AEON Financial Service Co. Ltd.	7,500	77,994	(42.7)
Aeon Mall Co. Ltd.	2,800	35,198	(19.3)
AGC, Inc.	2,600	64,116	(35.1)

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Alfresa Holdings Corp.	8,900	$177,478	(97.1	) %
Alps Alpine Co. Ltd.	2,800	28,880	(15.8)
Asahi Group Holdings Ltd.	12,200	419,501	(229.5)
Asahi Kasei Corp.	49,400	350,467	(191.8)
Benesse Holdings, Inc.	3,100	88,280	(48.3)
Central Japan Railway Co.	1,600	251,767	(137.8)
COMSYS Holdings Corp.	1,400	38,497	(21.1)
Daiichi Sankyo Co. Ltd.	2,100	144,357	(79.0)
Daiichikosho Co., Ltd.	1,900	57,027	(31.2)
Daikin Industries Ltd.	400	51,332	(28.1)
Daito Trust Construction Co. Ltd.	2,300	218,696	(119.7)
Daiwa House Industry Co. Ltd.	2,200	55,749	(30.5)
DeNA Co. Ltd.	13,200	162,493	(88.9)
Dentsu Group Inc.	14,700	306,993	(168.0)
DIC Corp.	4,300	99,857	(54.6)
Dip Corp.	13,100	279,585	(153.0)
East Japan Railway Co.	13,400	978,468	(535.4)
Electric Power Development Co. Ltd.	31,700	634,448	(347.2)
FamilyMart Co. Ltd.	3,200	54,264	(29.7)
Fuji Media Holdings, Inc.	27,800	276,152	(151.1)
Fuji Seal International, Inc.	3,200	55,549	(30.4)
Fukuoka Financial Group, Inc.	1,100	15,715	(8.6)
H2O Retailing Corp.	28,600	224,315	(122.7)
House Foods Group, Inc.	1,900	59,840	(32.7)
Isuzu Motors Ltd.	57,700	438,494	(239.9)
Izumi Co. Ltd.	29,500	863,538	(472.5)
Japan Retail Fund Investment Corp.	33	35,977	(19.7)
Japan Tobacco, Inc.	2,800	52,145	(28.5)
JCR Pharmaceuticals Co. Ltd.	1,100	105,363	(57.6)
JFE Holdings, Inc.	87,000	577,335	(315.9)
JGC Holdings Corp.	8,200	79,186	(43.3)
Kajima Corp.	5,800	60,266	(33.0)
Kao Corp.	1,500	115,674	(63.3)
KDDI Corp.	4,800	139,028	(76.1)
Konica Minolta, Inc.	113,500	439,202	(240.3)
Kyocera Corp.	300	16,029	(8.8)
Lintec Corp.	14,200	304,724	(166.7)
Marubeni Corp.	101,200	487,363	(266.7)
Maruha Nichiro Corp.	14,700	307,629	(168.3)
Mazda Motor Corp.	17,700	100,064	(54.8)
Mitsubishi Materials Corp.	700	14,338	(7.8)
Mitsui Chemicals, Inc.	1,800	35,339	(19.3)
Nexon Co. Ltd.	9,800	158,231	(86.6)
Nidec Corp.	3,500	203,749	(111.5)
Nihon M&A Center, Inc.	3,200	104,392	(57.1)
Nikon Corp.	96,900	901,346	(493.2)
Nippon Electric Glass Co. Ltd.	86,900	1,265,936	(692.7)
Nippon Shinyaku Co. Ltd.	400	28,089	(15.4)
Nippon Shokubai Co. Ltd.	3,200	151,124	(82.7)
Nippon Suisan Kaisha Ltd.	37,700	167,745	(91.8)
Nippon Television Holdings, Inc.	1,000	11,170	(6.1)
Nitori Holdings Co. Ltd.	1,100	168,603	(92.3)
Recruit Holdings Co. Ltd.	20,200	589,258	(322.4)
Relo Group, Inc.	700	15,164	(8.3)
Rohm Co. Ltd.	2,400	151,737	(83.0)
Ryohin Keikaku Co. Ltd.	31,800	378,468	(207.1)
Sankyu, Inc.	1,200	46,113	(25.2)
Sanwa Holdings Corp.	17,700	137,347	(75.2)
Seiko Epson Corp.	19,400	220,298	(120.5)
Sekisui House Ltd.	900	15,439	(8.4)
Seria Co. Ltd.	2,300	74,751	(40.9)
Shionogi & Co. Ltd.	4,700	259,569	(142.0)

	Shares	Value	% of Basket Value

Japan (continued)
SKY Perfect JSAT Holdings, Inc.	32,200	$121,051	(66.2	) %
Sumitomo Bakelite Co. Ltd.	700	18,080	(9.9)
Sumitomo Chemical Co. Ltd.	132,600	406,711	(222.5)
Sumitomo Dainippon Pharma Co. Ltd.	3,400	47,460	(26.0)
Sumitomo Mitsui Financial Group, Inc.	20,300	533,834	(292.1)
Sundrug Co. Ltd.	1,200	41,086	(22.5)
Sysmex Corp.	700	48,361	(26.5)
Taisei Corp.	2,700	84,165	(46.1)
Taisho Pharmaceutical Holdings Co. Ltd.	3,100	193,676	(106.0)
Takara Holdings, Inc.	9,300	68,441	(37.4)
Takeda Pharmaceutical Co. Ltd.	9,600	346,190	(189.4)
Topcon Corp.	19,500	160,111	(87.6)
Toray Industries, Inc.	35,000	160,465	(87.8)
TOTO Ltd.	2,000	69,614	(38.1)
Toyo Seikan Group Holdings Ltd.	10,300	104,492	(57.2)
Ube Industries Ltd.	87,900	1,474,030	(806.6)
Ulvac, Inc.	2,500	68,907	(37.7)
Yamaha Corp.	7,100	286,593	(156.8)
Yamaha Motor Co. Ltd.	8,700	111,932	(61.2)
Yamato Kogyo Co. Ltd.	700	13,737	(7.5)
Yokogawa Electric Corp.	10,400	141,756	(77.6)
Zenkoku Hosho Co. Ltd.	2,100	61,190	(33.5)

		19,334,057

Luxembourg
SES SA	10,931	72,822	(39.9)

Macau
Sands China Ltd.	17,200	69,634	(38.1)

Netherlands
Akzo Nobel NV	1,128	85,539	(46.8)
Boskalis Westminster	1,922	33,384	(18.3)
Euronext NV	4,476	375,778	(205.6)
ING Groep NV	57,457	321,919	(176.1)
Koninklijke Philips NV	17,430	759,817	(415.8)

		1,576,437

New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	1,223	20,432	(11.2)

Norway
Aker BP ASA	30,717	504,296	(275.9)
Leroy Seafood Group ASA	35,496	188,509	(103.2)
Norsk Hydro ASA	5,555	14,092	(7.7)
Schibsted ASA, Class A	6,700	142,141	(77.8)

		849,038

Singapore
City Developments Ltd.	53,700	300,169	(164.3)
Wilmar International Ltd.	80,800	203,477	(111.3)

		503,646

Spain
Merlin Properties Socimi SA	15,692	145,623	(79.7)

Sweden
Assa Abloy AB, Class B	4,489	80,362	(44.0)
BillerudKorsnas AB	2,984	37,619	(20.6)
Elekta AB, B Shares, Class B	39,307	357,120	(195.4)
Fabege AB	58,151	688,852	(376.9)
Hufvudstaden AB, A Shares	125,470	1,607,714	(879.7)
Indutrade AB	2,272	73,043	(40.0)
Investment AB Latour, -B Shares	11,042	165,087	(90.3)
L E Lundbergforetagen AB, B Shares	2,440	102,448	(56.1)

		3,112,245

24	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Switzerland
Coca-Cola HBC AG	38,720	$981,115	(536.9	) %
Geberit AG, Registered Shares	642	287,104	(157.1)
Givaudan SA, Registered Shares	109	365,508	(200.0)
Landis+Gyr Group AG	899	60,710	(33.2)
PSP Swiss Property AG, Registered Shares	8,236	956,755	(523.5)
Sika AG, Registered Shares	2,676	442,635	(242.2)
Swiss Prime Site AG, Registered Shares	1,517	144,428	(79.0)
Vifor Pharma AG	1,969	295,397	(161.6)

		3,533,652

United Kingdom
Ashmore Group PLC	19,049	90,822	(49.7)
Bellway PLC	27,951	935,278	(511.8)
Centrica PLC	362,602	182,222	(99.7)
Coca-Cola European Partners PLC	12,977	514,408	(281.5)
Croda International PLC	8,106	497,057	(272.0)
Dialog Semiconductor PLC	6,809	213,836	(117.0)
Dunelm Group PLC	6,816	78,751	(43.1)
Fevertree Drinks PLC	4,092	89,313	(48.9)
Great Portland Estates PLC	4,493	38,268	(20.9)
Hiscox Ltd.	30,928	272,080	(148.9)
HomeServe PLC	46,694	654,073	(357.9)
Howden Joinery Group PLC	102,618	676,684	(370.3)
Informa PLC	92,049	508,465	(278.2)
Janus Henderson Group PLC	1,863	33,348	(18.2)
John Wood Group PLC	43,573	110,331	(60.4)
Meggitt PLC	9,354	32,755	(17.9)
Melrose Industries PLC	290,809	363,483	(198.9)
Redrow PLC	18,740	108,885	(59.6)
Renishaw PLC	331	14,650	(8.0)
Schroders PLC	1,580	52,771	(28.9)
Taylor Wimpey PLC	59,996	110,803	(60.6)
Travis Perkins PLC	22,624	295,412	(161.6)
Vistry Group PLC	9,789	99,413	(54.4)
Vodafone Group PLC	514,937	726,408	(397.5)
WPP PLC	23,372	181,346	(99.2)

		6,880,862

United States
10X Genomics, Inc., Class A	7,470	596,629	(326.5)
Acuity Brands, Inc.	4,596	397,968	(217.8)
Aerojet Rocketdyne Holdings, Inc.	5,271	216,849	(118.7)
Air Products & Chemicals, Inc.	174	39,251	(21.5)
Alexandria Real Estate Equities, Inc.	1,252	196,677	(107.6)
Altria Group, Inc.	40,507	1,589,900	(870.0)
Amedisys, Inc.	1,346	247,879	(135.6)
Americold Realty Trust	3,156	96,542	(52.8)
ANSYS, Inc.	271	70,956	(38.8)
Aptiv PLC	2,279	158,504	(86.7)
Arch Capital Group Ltd.	18,944	455,224	(249.1)
Avalara, Inc.	140	12,512	(6.8)
Avangrid, Inc.	10,699	460,057	(251.7)
Axalta Coating Systems Ltd.	73,296	1,446,863	(791.7)
Axis Capital Holdings Ltd.	11,052	404,503	(221.3)
Axon Enterprise, Inc.	12,711	924,217	(505.7)
Ball Corp.	8,887	582,898	(319.0)
Best Buy Co., Inc.	4,265	327,253	(179.1)
Boeing Co.	842	118,739	(65.0)
Boston Scientific Corp.	7,818	293,019	(160.3)
Brink’s Co.	628	32,103	(17.6)
Broadridge Financial Solutions, Inc.	648	75,168	(41.1)
Bruker Corp.	5,215	205,054	(112.2)
BWX Technologies, Inc.	12,475	661,923	(362.2)

	Shares	Value	% of Basket Value

United States (continued)
Cabot Microelectronics Corp.	1,495	$183,197	(100.2	) %
Cargurus, Inc.	17,748	406,074	(222.2)
Carlisle Cos., Inc.	775	93,744	(51.3)
Charles Schwab Corp.	2,555	96,375	(52.7)
Chegg, Inc.	11,533	493,036	(269.8)
Cirrus Logic, Inc.	9,879	746,852	(408.7)
Coca-Cola Co.	24,522	1,125,315	(615.8)
Copart, Inc.	3,848	308,263	(168.7)
CoreSite Realty Corp.	607	73,562	(40.3)
CoStar Group, Inc.	576	373,398	(204.3)
Crane Co.	2,799	152,406	(83.4)
CSX Corp.	4,671	309,360	(169.3)
CyberArk Software Ltd.	12,577	1,242,104	(679.7)
CyrusOne, Inc.	9,587	672,528	(368.0)
Deckers Outdoor Corp.	302	44,925	(24.6)
Dell Technologies, Inc., Class C	3,498	149,330	(81.7)
DENTSPLY SIRONA, Inc.	4,577	194,248	(106.3)
Dolby Laboratories, Inc., Class A	1,426	85,603	(46.8)
Dollar General Corp.	1,627	285,213	(156.1)
Domino’s Pizza, Inc.	167	60,442	(33.1)
Dynatrace, Inc.	12,055	359,842	(196.9)
eBay, Inc.	6,373	253,837	(138.9)
eHealth, Inc.	4,645	495,621	(271.2)
EPAM Systems, Inc.	3,829	845,788	(462.8)
Essent Group Ltd.	22,232	607,378	(332.3)
Etsy, Inc.	10,056	652,333	(356.9)
Exponent, Inc.	2,997	210,779	(115.3)
FactSet Research Systems, Inc.	809	222,475	(121.7)
FedEx Corp.	461	58,441	(32.0)
Fortune Brands Home & Security, Inc.	14,868	716,638	(392.1)
Franklin Resources, Inc.	28,630	539,389	(295.1)
frontdoor, Inc.	4,673	180,892	(99.0)
Garmin Ltd.	8,829	716,562	(392.1)
General Electric Co.	192,941	1,311,999	(717.9)
Globus Medical, Inc., Class A	6,694	317,697	(173.8)
Grand Canyon Education, Inc.	441	37,935	(20.8)
GrubHub, Inc.	12,271	586,431	(320.9)
Guardant Health, Inc.	1,404	108,052	(59.1)
Guidewire Software, Inc.	417	37,880	(20.7)
H&R Block, Inc.	34,287	570,879	(312.4)
HD Supply Holdings, Inc.	19,500	578,760	(316.7)
Healthcare Trust of America, Inc., Class A	14,010	345,066	(188.8)
HealthEquity, Inc.	17,050	959,403	(525.0)
HEICO Corp.	1,513	132,539	(72.5)
Helen of Troy Ltd.	2,417	397,065	(217.3)
Home Depot, Inc.	13,911	3,058,055	(1,673.3)
Honeywell International, Inc.	12,349	1,752,323	(958.8)
HubSpot, Inc.	2,145	361,711	(197.9)
IAA, Inc.	8,774	338,676	(185.3)
IDACORP, Inc.	5,882	539,850	(295.4)
IDEXX Laboratories, Inc.	1,221	338,950	(185.5)
Intercontinental Exchange, Inc.	5,960	533,122	(291.7)
International Flavors & Fragrances, Inc.	1,764	231,137	(126.5)
Intuitive Surgical, Inc.	50	25,544	(14.0)
Invesco Ltd.	60,281	519,622	(284.3)
ITT, Inc.	13,675	720,946	(394.5)
JB Hunt Transport Services, Inc.	195	19,718	(10.8)
Johnson Controls International PLC	8,034	233,870	(128.0)
Keurig Dr Pepper, Inc.	13,795	365,016	(199.7)
Keysight Technologies, Inc.	9,298	899,767	(492.3)
L3Harris Technologies, Inc.	8,388	1,624,756	(889.0)
Levi Strauss & Co., Class A	3,310	42,666	(23.3)

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Littelfuse, Inc.	861	$125,052	(68.4	) %
LivaNova PLC	7,249	385,067	(210.7)
Livongo Health, Inc.	5,962	238,540	(130.5)
Lowe’s Cos., Inc.	30,360	3,180,210	(1,740.1)
LPL Financial Holdings, Inc.	3,636	218,960	(119.8)
MarketAxess Holdings, Inc.	1,878	854,509	(467.6)
Marsh & McLennan Cos., Inc.	7,083	689,388	(377.2)
Marvell Technology Group Ltd.	27,128	725,403	(396.9)
Masimo Corp.	1,292	276,372	(151.2)
Mattel, Inc.	9,678	84,392	(46.2)
Maxim Integrated Products, Inc.	2,214	121,726	(66.6)
Mercury Systems, Inc.	2,485	221,563	(121.2)
MGIC Investment Corp.	65,912	481,817	(263.6)
Middleby Corp.	6,246	347,465	(190.1)
Monolithic Power Systems, Inc.	14	2,799	(1.5)
Mosaic Co.	19,148	220,393	(120.6)
MSA Safety, Inc.	165	18,567	(10.2)
MyoKardia, Inc.	3,780	237,460	(129.9)
National Instruments Corp.	282	10,834	(5.9)
NeoGenomics, Inc.	1,267	34,640	(19.0)
Nevro Corp.	4,783	562,672	(307.9)
New Relic, Inc.	4,542	243,860	(133.4)
New York Times Co., Class A	2,973	96,682	(52.9)
Nexstar Media Group, Inc., Class A	2,485	174,049	(95.2)
Nielsen Holdings PLC	16,389	241,410	(132.1)
NIKE, Inc., Class B	1,242	108,278	(59.3)
Northrop Grumman Corp.	323	106,806	(58.4)
Nutanix, Inc., Class A	8,066	165,272	(90.4)
Otis Worldwide Corp.	8,460	430,699	(235.7)
Owens Corning	3,722	161,386	(88.3)
Pinnacle Financial Partners, Inc.	1,759	70,800	(38.7)
PPL Corp.	24,423	620,833	(339.7)
PRA Health Sciences, Inc.	1,084	104,606	(57.2)
Premier, Inc., Class A	1,986	65,856	(36.0)
Public Service Enterprise Group, Inc.	5,463	277,029	(151.6)
QTS Realty Trust, Inc., Class A	4,308	269,379	(147.4)
Reata Pharmaceuticals, Inc., Class A	1,767	279,469	(152.9)
Reliance Steel & Aluminum Co.	3,084	276,265	(151.2)
Repligen Corp.	1,372	159,358	(87.2)
RingCentral, Inc., Class A	3,413	779,973	(426.8)
Robert Half International, Inc.	10,571	499,691	(273.4)
Rockwell Automation, Inc.	1,721	326,095	(178.4)
Roper Technologies, Inc.	5,754	1,962,287	(1,073.7)
Service Corp. International	7,486	275,036	(150.5)
ServiceNow, Inc.	2,632	925,253	(506.3)
Sherwin-Williams Co.	63	33,791	(18.5)
Silicon Laboratories, Inc.	7,446	723,900	(396.1)
Skyworks Solutions, Inc.	1,495	155,301	(85.0)
Smartsheet, Inc., Class A	5,195	273,880	(149.9)
SolarEdge Technologies, Inc.	1,955	218,158	(119.4)
Splunk, Inc.,	1,031	144,711	(79.2)
Sterling Bancorp	44,193	544,900	(298.2)
STORE Capital Corp.	10,320	207,122	(113.3)
Synovus Financial Corp.	13,933	292,732	(160.2)
T. Rowe Price Group, Inc.	12,043	1,392,532	(762.0)
Target Corp.	6,319	693,447	(379.4)
TEGNA, Inc.	1,718	18,417	(10.1)
Texas Instruments, Inc.	1,244	144,391	(79.0)
TJX Cos., Inc.	7,352	360,616	(197.3)
Toro Co.	2,061	131,512	(72.0)
Tractor Supply Co.	8,530	865,198	(473.4)
Trane Technologies PLC	15,268	1,334,729	(730.3)

	Shares	Value	% of Basket Value

United States (continued)
TransDigm Group, Inc.	532	$193,159	(105.7	) %
TriNet Group, Inc.	463	22,673	(12.4)
Twilio, Inc., Class A	3,294	369,916	(202.4)
Twitter, Inc.	46,101	1,322,177	(723.5)
Ubiquiti, Inc.	118	19,120	(10.5)
UGI Corp.	22,258	671,746	(367.6)
Union Pacific Corp.	2,986	477,133	(261.1)
United Parcel Service, Inc., Class B	8,979	849,952	(465.1)
Universal Display Corp.	582	87,370	(47.8)
Varian Medical Systems, Inc.	11,017	1,260,124	(689.5)
Veeva Systems, Inc., Class A	1,555	296,694	(162.3)
Virtu Financial, Inc., Class A	6,577	153,704	(84.1)
VMware, Inc., Class A	3,181	418,365	(228.9)
Vulcan Materials Co.	6,476	731,594	(400.3)
W.W. Grainger, Inc.	2,312	637,141	(348.6)
Wells Fargo & Co.	6,376	185,223	(101.4)
Westlake Chemical Corp.	9,905	430,372	(235.5)
Whirlpool Corp.	501	55,982	(30.6)
Wingstop, Inc.	2,439	286,021	(156.5)
Woodward, Inc.	4,311	261,074	(142.9)
Workday, Inc., Class A	209	32,165	(17.6)
Xilinx, Inc.	6,505	568,537	(311.1)
XPO Logistics, Inc.	1,078	71,946	(39.4)
Xylem, Inc.	13,777	990,566	(542.0)
Yum! Brands, Inc.	1,152	99,567	(54.5)
Zendesk, Inc.	15,001	1,153,277	(631.1)
Zions Bancorp. NA	34,356	1,085,993	(594.2)
Zoetis, Inc.	652	84,310	(46.1)

		77,565,512

Zambia
First Quantum Minerals Ltd.	6,627	40,468	(22.1)

Total Reference Entity — Long		140,040,582

Reference Entity — Short

Australia
AMP Ltd.	(71,368)	(65,848)	36.0
Bank of Queensland, Ltd.	(57,208)	(192,896)	105.6
Boral Ltd.	(17,605)	(34,215)	18.7
Magellan Financial Group, Ltd.	(3,854)	(126,244)	69.1
Orora Ltd.	(55,485)	(92,208)	50.5
Qube Holdings Ltd.	(74,906)	(155,933)	85.3
Seven Group Holdings Ltd.	(168,788)	(1,659,773)	908.2
St Barbara Ltd.	(33,559)	(55,236)	30.2
Suncorp Group Ltd.	(14,812)	(88,055)	48.2

		(2,470,408)

Bermuda
RenaissanceRe Holdings Ltd.	(4,392)	(641,276)	350.9

Canada
Alimentation Couche-Tard, Inc., Class B	(12,828)	(357,944)	195.9
AltaGas Ltd.	(3,805)	(45,487)	24.9
Bombardier, Inc., Class B	(68,476)	(24,105)	13.2
Canadian Utilities, Ltd.	(1,322)	(32,253)	17.6
Constellation Software, Inc.	(736)	(707,754)	387.3
Eldorado Gold Corp.	(19,131)	(182,383)	99.8
Kinaxis, Inc.	(619)	(62,222)	34.0
Maple Leaf Foods, Inc.	(22,709)	(419,773)	229.7
Norbord, Inc.	(17,711)	(287,305)	157.2
Northland Power, Inc.	(1,459)	(31,309)	17.1
Novagold Resources, Inc.	(67,877)	(761,693)	416.8

26	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Canada (continued)
Pembina Pipeline Corp.	(9,418)	$(215,972)	118.2%
Premium Brands Holdings Corp.	(6,218)	(374,970)	205.2
Restaurant Brands International, Inc.	(21,965)	(1,071,463)	586.3
Ritchie Bros Auctioneers, Inc.	(27,453)	(1,181,586)	646.5
Saputo, Inc.	(9,440)	(237,365)	129.9
Shopify, Inc., Class A	(970)	(615,178)	336.6
SmartCentres Real Estate Investment Trust	(36,599)	(560,574)	306.7
Stantec, Inc.	(21,072)	(621,132)	339.9
Stars Group, Inc.	(19,598)	(546,708)	299.1
TC Energy Corp.	(24,756)	(1,139,315)	623.4
Thomson Reuters Corp.	(33,706)	(2,374,760)	1,299.4

		(11,851,251)

China
Budweiser Brewing Co. APAC Ltd.	(6,700)	(18,207)	10.0

Denmark
Carlsberg A/S	(891)	(112,402)	61.5
Danske Bank A/S	(45,695)	(542,540)	296.9
ISS A/S	(6,080)	(90,393)	49.5
Rockwool International A/S, -B Shares	(124)	(26,060)	14.2

		(771,395)

Finland
Fortum OYJ	(2,937)	(48,666)	26.7
Konecranes OYJ	(22,238)	(482,658)	264.1
Metsa Board OYJ	(32,665)	(227,524)	124.5
Nordea Bank Abp	(172,081)	(1,103,717)	603.9
Stora Enso OYJ, -R Shares	(31,586)	(371,595)	203.3

		(2,234,160)

France
Bollore SA	(226,489)	(600,246)	328.4
Dassault Aviation SA	(147)	(119,718)	65.5
Eurazeo SE	(5,699)	(272,943)	149.4
Faurecia SE	(2,235)	(80,083)	43.8
La Francaise des Jeux SAEM	(776)	(22,199)	12.2

		(1,095,189)

Germany
Bayer AG, Registered Shares	(739)	(48,703)	26.7
Daimler AG	(28,428)	(972,322)	532.0
Deutsche Bank AG	(154,710)	(1,145,817)	627.0
Fuchs Petrolub SE	(12,653)	(490,627)	268.5
Hapag-Lloyd AG	(4,967)	(711,565)	389.4
HeidelbergCement AG	(15,872)	(752,509)	411.8
LANXESS AG	(3,395)	(167,052)	91.4
ProSiebenSat.1 Media SE	(5,385)	(53,816)	29.4
Schaeffler AG	(15,133)	(102,185)	55.9
Siltronic AG	(778)	(66,605)	36.4
Talanx AG	(2,754)	(97,802)	53.5
TeamViewer AG	(10,669)	(462,988)	253.3
TUI AG	(199,471)	(794,632)	434.8
Volkswagen AG	(179)	(26,464)	14.5
Volkswagen AG	(8,616)	(1,198,754)	655.9

		(7,091,841)

Hong Kong
Bank of East Asia Ltd.	(8,200)	(17,371)	9.5
BOC Hong Kong Holdings Ltd.	(35,000)	(107,420)	58.8
Cafe de Coral Holdings Ltd.	(20,000)	(41,259)	22.6
Champion REIT	(102,000)	(60,469)	33.1
CK Asset Holdings Ltd.	(27,500)	(173,766)	95.1
Hang Seng Bank Ltd.	(4,600)	(80,454)	44.0
Hong Kong & China Gas Co. Ltd.	(637,000)	(1,141,631)	624.7
Johnson Electric Holdings, Ltd.	(119,500)	(200,653)	109.8

	Shares	Value	% of Basket Value

Hong Kong (continued)
Li & Fung Ltd.	(984,000)	$(147,739)	80.8%
Melco International Development Ltd.	(157,000)	(293,482)	160.6
Shangri-La Asia Ltd.	(576,000)	(475,645)	260.2
Shun Tak Holdings Ltd.	(1,382,000)	(483,346)	264.5
SJM Holdings Ltd.	(74,000)	(73,063)	40.0
Swire Pacific, Ltd.	(8,500)	(55,277)	30.2
Techtronic Industries Co. Ltd.	(105,000)	(796,163)	435.6
VTech Holdings Ltd.	(39,700)	(299,338)	163.8
WH Group, Ltd.	(298,000)	(284,218)	155.5
Wheelock & Co. Ltd.	(9,000)	(65,961)	36.1

		(4,797,255)

Israel
First International Bank Of Israel Ltd.	(5,474)	(135,029)	73.9
Gazit-Globe Ltd.	(13,848)	(102,529)	56.1
Israel Corp. Ltd.	(3,510)	(452,900)	247.8
Mizrahi Tefahot Bank Ltd.	(7,142)	(146,276)	80.1
Oil Refineries Ltd.	(229,717)	(63,484)	34.7
Teva Pharmaceutical Industries, Ltd., ADR	(10,162)	(109,140)	59.7

		(1,009,358)

Italy
Prada SpA	(573,000)	(1,860,341)	1,017.9

Japan
Acom Co. Ltd.	(3,300)	(13,333)	7.3
Advance Residence Investment Corp.	(27)	(82,843)	45.3
Aozora Bank, Ltd.	(800)	(14,237)	7.8
ASKUL Corp.	(500)	(14,276)	7.8
Bank of Kyoto Ltd.	(32,700)	(1,119,267)	612.4
Brother Industries Ltd.	(3,600)	(61,015)	33.4
Canon Marketing Japan, Inc.	(6,300)	(121,254)	66.3
Chugoku Bank Ltd.	(97,100)	(894,098)	489.2
Daiwa House REIT Investment Corp.	(28)	(67,749)	37.1
FP Corp.	(400)	(30,174)	16.5
Freee KK	(14,400)	(508,959)	278.5
FUJIFILM Holdings Corp.	(15,100)	(719,251)	393.6
GMO Payment Gateway, Inc.	(3,500)	(312,023)	170.7
Gunma Bank Ltd.	(10,800)	(34,578)	18.9
Hachijuni Bank Ltd.	(76,200)	(272,099)	148.9
Hamamatsu Photonics KK	(15,900)	(694,977)	380.3
Hitachi Construction Machinery Co., Ltd.	(15,100)	(354,280)	193.9
Ibiden Co. Ltd.	(11,900)	(304,164)	166.4
Ichigo, Inc.	(40,300)	(103,200)	56.5
Invincible Investment Corp.	(360)	(92,110)	50.4
Ito En Ltd.	(3,600)	(199,987)	109.4
ITOCHU Corp.	(6,800)	(133,315)	72.9
Itochu Techno-Solutions Corp.	(3,800)	(116,107)	63.5
Iyo Bank Ltd.	(75,200)	(402,864)	220.4
Japan Airport Terminal Co. Ltd.	(2,800)	(113,546)	62.1
Japan Exchange Group, Inc.	(10,500)	(195,304)	106.9
Justsystems Corp.	(2,900)	(177,341)	97.0
Kagome Co., Ltd.	(1,600)	(40,860)	22.4
Kaken Pharmaceutical Co. Ltd.	(400)	(22,017)	12.0
Kansai Mirai Financial Group, Inc.	(42,100)	(141,546)	77.4
Kawasaki Kisen Kaisha Ltd.	(1,200)	(11,806)	6.5
Keihan Holdings Co. Ltd.	(8,500)	(382,038)	209.0
Keikyu Corp.	(20,400)	(335,287)	183.5
Kinden Corp.	(6,300)	(101,374)	55.5
Kintetsu Group Holdings Co. Ltd.	(5,700)	(272,292)	149.0
Koei Tecmo Holdings Co. Ltd.	(36,400)	(957,538)	523.9
Komatsu, Ltd.	(7,300)	(138,123)	75.6
Kyushu Financial Group, Inc.	(20,500)	(86,483)	47.3
Lion Corp.	(1,300)	(27,329)	15.0

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Makita Corp.	(1,700)	$(55,356)	30.3%
Maruichi Steel Tube Ltd.	(1,900)	(42,721)	23.4
McDonald’s Holdings Co. Japan Ltd.	(400)	(19,680)	10.8
Minebea Mitsumi, Inc.	(27,900)	(453,631)	248.2
Mitsubishi Corp.	(63,300)	(1,342,466)	734.6
Mitsubishi Heavy Industries, Ltd.	(35,400)	(907,784)	496.7
Mitsubishi Logistics Corp.	(6,100)	(134,683)	73.7
Mitsubishi UFJ Financial Group, Inc.	(67,100)	(271,084)	148.3
Mitsui OSK Lines Ltd.	(47,000)	(815,199)	446.1
Nabtesco Corp.	(8,800)	(251,815)	137.8
Nagoya Railroad Co. Ltd.	(3,100)	(88,710)	48.5
NEC Corp.	(50,200)	(1,926,414)	1,054.1
NGK Insulators Ltd.	(19,200)	(251,190)	137.4
Nippo Corp.	(2,700)	(60,719)	33.2
Nippon Accommodations Fund, Inc.	(4)	(23,757)	13.0
Nishi-Nippon Financial Holdings, Inc.	(4,000)	(23,344)	12.8
Noevir Holdings Co. Ltd.	(400)	(18,738)	10.3
NOF Corp.	(6,500)	(215,389)	117.9
NTT DOCOMO, Inc.	(22,000)	(648,367)	354.8
Oji Holdings Corp.	(12,200)	(61,945)	33.9
Orient Corp.	(38,500)	(44,036)	24.1
Oriental Land Co. Ltd.	(2,100)	(265,535)	145.3
Panasonic Corp.	(1,800)	(13,721)	7.5
Rinnai Corp.	(300)	(22,724)	12.4
Sega Sammy Holdings, Inc.	(7,000)	(84,790)	46.4
Shiga Bank Ltd.	(23,100)	(544,079)	297.7
Shimano, Inc.	(400)	(58,942)	32.3
Shinsei Bank Ltd.	(12,700)	(153,199)	83.8
Shizuoka Bank Ltd.	(4,600)	(27,928)	15.3
SMC Corp.	(1,700)	(768,438)	420.5
Sony Financial Holdings, Inc.	(13,800)	(261,602)	143.1
Square Enix Holdings Co. Ltd.	(6,900)	(282,804)	154.7
Sumitomo Forestry Co., Ltd.	(1,100)	(13,589)	7.4
Suzuki Motor Corp.	(8,900)	(284,046)	155.4
Tadano Ltd.	(1,900)	(14,642)	8.0
Taiyo Nippon Sanso Corp.	(2,400)	(37,226)	20.4
Tobu Railway Co. Ltd.	(10,100)	(342,592)	187.5
Toho Gas Co. Ltd.	(6,200)	(304,635)	166.7
Tokai Carbon Co. Ltd.	(26,303)	(217,517)	119.0
Tokuyama Corp.	(5,000)	(105,500)	57.7
Tokyo Electric Power Co. Holdings, Inc.	(19,000)	(63,960)	35.0
Tokyo Tatemono Co. Ltd.	(7,600)	(85,474)	46.8
Toppan Printing Co., Ltd.	(11,900)	(176,776)	96.7
Toyo Suisan Kaisha Ltd.	(2,600)	(125,026)	68.4
Toyo Tire Corp.	(3,100)	(36,299)	19.9
Yamada Denki Co. Ltd.	(8,000)	(37,937)	20.8
Yamazaki Baking Co., Ltd.	(24,400)	(431,491)	236.1
Zeon Corp.	(2,000)	(17,524)	9.6

		(22,104,068)

Luxembourg
APERAM SA	(3,088)	(80,013)	43.8

Netherlands
Aalberts NV	(1,983)	(55,841)	30.6
Flow Traders	(1,412)	(47,039)	25.7
Koninklijke Ahold Delhaize NV	(2,116)	(51,377)	28.1

		(154,257)

New Zealand
SKYCITY Entertainment Group Ltd.	(62,848)	(101,431)	55.5

Norway
Orkla ASA	(3,712)	(33,602)	18.4

	Shares	Value	% of Basket Value

Singapore
Genting Singapore Ltd.	(1,013,400)	$(562,303)	307.7%
Jardine Cycle & Carriage Ltd.	(16,200)	(230,330)	126.0
Mapletree Industrial Trust	(148,800)	(267,149)	146.2
SembCorp Industries Ltd.	(300,500)	(344,255)	188.4

		(1,404,037)

Sweden
Autoliv, Inc.	(588)	(35,292)	19.3
Electrolux Professional AB	(51,792)	(119,238)	65.2
Fastighets AB Balder	(7,896)	(312,028)	170.7
Loomis AB	(763)	(18,606)	10.2
Nibe Industrier AB, -B Shares	(15,987)	(298,266)	163.2
Samhallsbyggnadsbolaget i Norden AB	(202,358)	(391,878)	214.4
Securitas AB, -B Shares	(1,307)	(15,464)	8.5
SKF AB, -B Shares	(14,632)	(230,946)	126.4
Svenska Cellulosa AB SCA, Class B	(6,136)	(65,083)	35.6
Svenska Handelsbanken AB, -A Shares	(14,242)	(131,826)	72.1
Telefonaktiebolaget LM Ericsson, -B Shares	(63,379)	(541,457)	296.3
Telia Co. AB	(60,595)	(210,686)	115.3
Volvo AB, -B Shares	(58,827)	(753,842)	412.5

		(3,124,612)

Switzerland
Banque Cantonale Vaudoise	(20)	(17,659)	9.7
Cembra Money Bank AG	(2,057)	(195,555)	107.0
EMS-Chemie Holding AG	(1,117)	(722,333)	395.2
Flughafen Zurich AG	(1,777)	(219,756)	120.2
Georg Fischer AG, Registered Shares	(960)	(716,447)	392.0
LafargeHolcim Ltd.	(19,951)	(828,624)	453.4
Lonza Group AG, Registered Shares	(562)	(245,406)	134.3
Roche Holding AG	(482)	(166,915)	91.3
Swatch Group AG, Registered Shares	(7,839)	(304,760)	166.8
UBS Group AG	(14,101)	(151,053)	82.7

		(3,568,508)

United Kingdom
Admiral Group PLC	(7,619)	(222,327)	121.7
Ashtead Group PLC	(28,655)	(782,718)	428.3
Avast PLC	(11,048)	(63,758)	34.9
B&M European Value Retail SA	(31,012)	(129,990)	71.1
Barclays PLC	(254,197)	(339,429)	185.7
Berkeley Group Holdings PLC	(1,393)	(73,123)	40.0
CK Hutchison Holdings, Ltd.	(224,000)	(1,660,326)	908.5
CRH PLC	(8,147)	(247,169)	135.2
Domino’s Pizza Group PLC	(52,100)	(225,769)	123.5
DS Smith PLC	(99,493)	(390,107)	213.5
GVC Holdings PLC	(8,419)	(79,952)	43.8
Halma PLC	(2,362)	(62,098)	34.0
HSBC Holdings PLC	(109,512)	(562,887)	308.0
Inchcape PLC	(58,217)	(366,714)	200.7
InterContinental Hotels Group PLC	(5,388)	(245,438)	134.3
Legal & General Group PLC	(85,381)	(220,021)	120.4
Pets at Home Group PLC	(34,998)	(112,056)	61.3
Quilter PLC	(18,609)	(28,780)	15.7
Signature Aviation PLC	(154,949)	(380,541)	208.2
Victrex PLC	(25,758)	(645,391)	353.1
Weir Group PLC	(49,164)	(587,542)	321.5

		(7,426,136)

United States
1Life Healthcare, Inc.	(14,084)	(347,452)	190.1
Advance Auto Parts, Inc.	(4,357)	(526,805)	288.3
Affiliated Managers Group, Inc.	(2,168)	(151,673)	83.0
Aflac, Inc.	(5,394)	(200,873)	109.9

28	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Air Lease Corp.	(14,881)	$(389,138)	212.9%
Alleghany Corp.	(813)	(433,906)	237.4
Alliance Data Systems Corp.	(9,906)	(495,993)	271.4
Allstate Corp.	(13,206)	(1,343,314)	735.0
American Campus Communities, Inc.	(5,735)	(202,388)	110.7
Apartment Investment & Management Co., Class A	(12,338)	(464,772)	254.3
Archer-Daniels-Midland Co.	(48,515)	(1,801,847)	985.9
Assurant, Inc.	(6,672)	(708,833)	387.9
AutoNation, Inc.	(31,874)	(1,186,988)	649.5
Bank OZK	(7,559)	(170,985)	93.6
Berkshire Hathaway, Inc., Class B	(2,262)	(423,808)	231.9
Black Knight, Inc.	(3,899)	(275,152)	150.6
Brunswick Corp.	(9,927)	(473,716)	259.2
CarMax, Inc.	(8,556)	(630,149)	344.8
Caterpillar, Inc.	(13)	(1,513)	0.8
CenturyLink, Inc.	(25,895)	(275,005)	150.5
Ceridian HCM Holding, Inc.	(6,093)	(359,304)	196.6
CF Industries Holdings, Inc.	(26,889)	(739,448)	404.6
Change Healthcare, Inc.	(27,396)	(318,889)	174.5
Charter Communications, Inc., Class A	(562)	(278,319)	152.3
Cheniere Energy, Inc.	(5,717)	(266,927)	146.1
Chevron Corp.	(8,360)	(769,120)	420.8
Chewy, Inc., Class A	(6,915)	(299,005)	163.6
Choice Hotels International, Inc.	(7,852)	(589,293)	322.4
Churchill Downs, Inc.	(3,009)	(301,562)	165.0
Cincinnati Financial Corp.	(6,690)	(440,202)	240.9
Cintas Corp.	(4,067)	(902,183)	493.7
Clorox Co.	(3,145)	(586,354)	320.8
Colfax Corp.	(1,589)	(40,980)	22.4
Commerce Bancshares, Inc.	(2,751)	(168,334)	92.1
Concho Resources, Inc.	(940)	(53,317)	29.2
Cooper Cos., Inc.	(134)	(38,418)	21.0
CoreLogic, Inc.	(5,582)	(214,460)	117.3
Corning, Inc.	(10,482)	(230,709)	126.2
Cousins Properties, Inc.	(14,016)	(422,863)	231.4
Credit Acceptance Corp.	(529)	(164,821)	90.2
Crowdstrike Holdings, Inc., Class A	(467)	(31,597)	17.3
Darling International, Inc.	(28,935)	(595,772)	326.0
DaVita, Inc.	(233)	(18,409)	10.1
Diamondback Energy, Inc.	(1,528)	(66,529)	36.4
Discovery Communications, Inc.	(47,567)	(1,066,452)	583.5
Dominion Energy, Inc.	(3,413)	(263,245)	144.0
Dover Corp.	(960)	(89,904)	49.2
DXC Technology Co.	(7,457)	(135,195)	74.0
Eaton Vance Corp.	(1,072)	(39,342)	21.5
Element Solutions, Inc.	(24,165)	(247,691)	135.5
Eli Lilly & Co.	(1,481)	(229,022)	125.3
Envista Holdings Corp.	(4,358)	(84,850)	46.4
Essex Property Trust, Inc.	(1,758)	(429,128)	234.8
Everest Re Group Ltd.	(770)	(133,310)	72.9
Eversource Energy	(1,372)	(110,720)	60.6
Expedia Group, Inc.	(17,034)	(1,209,073)	661.6
Fifth Third Bancorp	(29,690)	(554,906)	303.6
FireEye, Inc.	(19,935)	(229,452)	125.6
First Citizens BancShares, Inc., Class A	(1,200)	(458,400)	250.8
FirstCash, Inc.	(2,363)	(169,758)	92.9
FleetCor Technologies, Inc.	(833)	(200,961)	110.0
Flex Ltd.	(24,112)	(235,333)	128.8
Flowers Foods, Inc.	(4,433)	(98,767)	54.0
Gap, Inc.	(8,705)	(70,685)	38.7
Genuine Parts Co.	(1,502)	(119,079)	65.2
Global Payments, Inc.	(528)	(87,659)	48.0

	Shares	Value	% of Basket Value

United States (continued)
GoDaddy, Inc., Class A	(5,831)	$(404,846)	221.5%
Goldman Sachs Group, Inc.	(7,092)	(1,300,815)	711.8
Graphic Packaging Holding Co.	(14,948)	(199,556)	109.2
Hain Celestial Group, Inc.	(19,758)	(510,547)	279.4
Hanesbrands, Inc.	(47,954)	(476,663)	260.8
Healthcare Realty Trust, Inc.	(5,473)	(160,851)	88.0
Highwoods Properties, Inc.	(1,077)	(41,798)	22.9
Host Hotels & Resorts, Inc.	(90)	(1,108)	0.6
Huntington Bancshares, Inc.	(13,783)	(127,355)	69.7
ICU Medical, Inc.	(2,501)	(548,494)	300.1
International Business Machines Corp.	(5,508)	(691,584)	378.4
Jabil, Inc.	(53,469)	(1,520,658)	832.1
Jefferies Financial Group, Inc.	(5,892)	(80,838)	44.2
Kemper Corp.	(1,845)	(124,021)	67.9
Kimberly-Clark Corp.	(1,386)	(191,933)	105.0
Kinder Morgan, Inc.	(1,312)	(19,982)	10.9
Kirby Corp.	(2,722)	(145,409)	79.6
Lamar Advertising Co.	(2,235)	(128,848)	70.5
Leidos Holdings, Inc.	(2,255)	(222,817)	121.9
Lennar Corp., Class A	(15,769)	(789,554)	432.0
Liberty Media Corp-Liberty SiriusXM	(11,506)	(392,009)	214.5
Liberty SiriusXM Group	(2,558)	(86,230)	47.2
LKQ Corp.	(9,140)	(239,011)	130.8
Loews Corp.	(43,335)	(1,501,991)	821.9
ManpowerGroup, Inc.	(1,549)	(114,998)	62.9
Marriott International, Inc., Class A	(909)	(82,664)	45.2
Marriott Vacations Worldwide Corp.	(7,676)	(637,108)	348.6
Medpace Holdings, Inc.	(4,133)	(330,061)	180.6
MetLife, Inc.	(68,813)	(2,482,773)	1,358.5
MGM Resorts International	(20,495)	(344,931)	188.7
MongoDB, Inc.	(531)	(86,091)	47.1
Murphy USA, Inc.	(8,798)	(939,626)	514.1
National Fuel Gas Co.	(1,348)	(55,268)	30.2
National Retail Properties, Inc.	(12,321)	(402,157)	220.1
New Jersey Resources Corp.	(4,056)	(137,012)	75.0
New York Community Bancorp, Inc.	(52,678)	(572,083)	313.0
Nordstrom, Inc.	(29,682)	(557,428)	305.0
NRG Energy, Inc.	(9,059)	(303,748)	166.2
Nucor Corp.	(8,406)	(346,243)	189.5
NVR, Inc.	(53)	(164,300)	89.9
Old Republic International Corp.	(6,383)	(101,809)	55.7
Ollie’s Bargain Outlet Holdings, Inc.	(281)	(19,083)	10.4
Omega Healthcare Investors, Inc.	(18,412)	(536,710)	293.7
Oracle Corp.	(12,078)	(639,772)	350.1
Oshkosh Corp.	(65)	(4,389)	2.4
PACCAR, Inc.	(4,109)	(284,466)	155.7
Parsley Energy, Inc., Class A	(11,966)	(113,079)	61.9
Peloton Interactive, Inc., Class A	(12,179)	(383,639)	209.9
People’s United Financial, Inc.	(59,752)	(758,253)	414.9
Philip Morris International, Inc.	(8,998)	(671,251)	367.3
Physicians Realty Trust	(4,457)	(68,727)	37.6
Polaris Industries, Inc.	(15,306)	(1,085,655)	594.0
Primerica, Inc.	(390)	(40,525)	22.2
PTC, Inc.	(928)	(64,264)	35.2
Public Storage	(459)	(85,122)	46.6
Quaker Chemical Corp.	(843)	(128,237)	70.2
Raymond James Financial, Inc.	(5,704)	(376,008)	205.7
Restoration Hardware	(14,205)	(2,042,395)	1,117.6
Rexnord Corp.	(4,706)	(128,333)	70.2
Royal Caribbean Cruises Ltd.	(320)	(14,966)	8.2
RPM International, Inc.	(3,015)	(200,226)	109.6
Sanderson Farms, Inc.	(571)	(77,736)	42.5

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Santander Consumer USA Holdings, Inc.	(36,674)	$(571,748)	312.8%
Scotts Miracle-Gro Co., Class A	(677)	(83,968)	45.9
SL Green Realty Corp.	(19,137)	(1,015,218)	555.5
SLM Corp.	(125,261)	(1,044,677)	571.6
Snap, Inc., Class A	(37,470)	(659,847)	361.1
Southern Co.	(3,283)	(186,245)	101.9
Spirit Realty Capital, Inc.	(18,430)	(566,907)	310.2
SS&C Technologies Holdings, Inc.	(19,216)	(1,059,955)	580.0
STAG Industrial, Inc.	(3,701)	(97,151)	53.2
Stericycle, Inc.	(2,088)	(101,894)	55.8
Stifel Financial Corp.	(6,158)	(272,676)	149.2
Switch, Inc.	(7,103)	(121,959)	66.7
Synchrony Financial	(3,689)	(73,005)	39.9
Sysco Corp.	(2,009)	(113,046)	61.9
T-Mobile U.S., Inc.	(14,182)	(1,245,180)	681.3
Teradyne, Inc.	(12,323)	(770,680)	421.7
Textron, Inc.	(15,687)	(413,509)	226.3
Thor Industries, Inc.	(1,578)	(104,464)	57.2
Timken Co.	(5,003)	(188,013)	102.9
TopBuild Corp.	(2,030)	(189,176)	103.5
Travelers Cos., Inc.	(7,764)	(785,794)	430.0
TripAdvisor, Inc.	(3,247)	(64,843)	35.5
Tyler Technologies, Inc.	(2,020)	(647,794)	354.5
Under Armour, Inc., Class A	(1,651)	(17,203)	9.4
Under Armour, Inc., Class C	(2,536)	(23,509)	12.9
Universal Health Services, Inc., Class B	(14,332)	(1,514,749)	828.8
Unum Group	(3,992)	(69,660)	38.1
VEREIT, Inc.	(28,881)	(158,268)	86.6
VeriSign, Inc.	(279)	(58,448)	32.0
ViaSat, Inc.	(1,591)	(67,458)	36.9
Viavi Solutions, Inc.	(35,485)	(428,659)	234.6
Vistra Energy Corp.	(1,156)	(22,588)	12.4
Vornado Realty Trust	(62)	(2,717)	1.5
Voya Financial, Inc.	(17,139)	(774,169)	423.6
Watsco, Inc.	(4,986)	(802,696)	439.2
Western Alliance Bancorp	(352)	(12,630)	6.9
Western Union Co.	(1,784)	(34,021)	18.6
Whirlpool Corp.	(11,751)	(1,313,057)	718.5
Williams Cos., Inc.	(56,628)	(1,096,884)	600.2
WP Carey, Inc.	(1,081)	(71,108)	38.9
Wynn Resorts Ltd.	(1,904)	(162,849)	89.1
Zimmer Biomet Holdings, Inc.	(7,451)	(891,885)	488.0
Zoom Video Communications, Inc., Class A	(3,675)	(496,750)	271.8
Zynga, Inc., Class A	(4,884)	(36,825)	20.1

		(68,385,993)

Total Reference Entity — Short		(140,223,338)

Net Value of Reference Entity — Bank of America, N.A.		$(182,756)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America, N.A. as of April 30, 2020 termination date 02/15/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
ALS Ltd.	12,610	$55,066	37.8%
Ansell Ltd.	455	8,391	5.8
Austal Ltd.	8,545	18,544	12.7
BWP Trust	10,396	23,914	16.4
Centuria Office REIT	68,719	86,593	59.5
Charter Hall Retail REIT	12,594	25,916	17.8
Downer EDI Ltd.	19,742	53,108	36.5
Growthpoint Properties Australia Ltd.	20,849	41,828	28.7
IGO Ltd.	7,107	21,560	14.8
Inghams Group Ltd.	43,560	98,689	67.8
InvoCare Ltd.	1,156	7,731	5.3
IOOF Holdings Ltd.	46,421	129,596	89.0
JB Hi-Fi Ltd.	7,489	169,307	116.3
Jumbo Interactive Ltd.	6,562	51,542	35.4
Kogan.com Ltd.	6,238	32,184	22.1
Megaport Ltd.	2,057	15,829	10.9
Metcash Ltd.	11,857	19,125	13.1
Mineral Resources Ltd.	12,172	131,188	90.1
Nanosonics Ltd.	21,070	93,897	64.5
Netwealth Group Ltd.	3,391	16,613	11.4
NEXTDC Ltd.	5,698	32,517	22.3
OZ Minerals Ltd.	9,970	57,469	39.5
Perpetual Ltd.	2,910	56,566	38.9
Pro Medicus Ltd.	1,645	27,688	19.0
Sandfire Resources NL	53,304	154,703	106.3
Saracen Mineral Holdings Ltd.	15,554	42,658	29.3
Service Stream Ltd.	84,116	107,026	73.5
SmartGroup Corp. Ltd.	18,470	64,561	44.4
Steadfast Group Ltd.	21,785	43,019	29.6
Tassal Group Ltd.	10,140	24,734	17.0
Technology One Ltd.	333	2,043	1.4
Viva Energy REIT	13,596	21,244	14.6

		1,734,849

Austria
Lenzing AG	1,088	62,186	42.7
Oesterreichische Post AG	5,976	225,209	154.7
S&T AG	5,128	112,940	77.6
Telekom Austria AG	7,953	55,952	38.4
UNIQA Insurance Group AG	7,902	53,275	36.6
Wienerberger AG	865	16,201	11.1

		525,763

Belgium
Befimmo SA	1,075	47,985	33.0
Orange Belgium SA	1,146	19,063	13.1
Sofina SA	349	82,195	56.4
Warehouses De Pauw CVA	1,735	47,597	32.7

		196,840

Canada
Aecon Group, Inc.	8,545	93,863	64.5
AGF Management Ltd., Class B	7,526	23,249	16.0
Alaris Royalty Corp.	7,606	55,408	38.1
Allied Properties Real Estate Investment Trust	5,964	190,923	131.1
Altius Minerals Corp.	7,282	44,991	30.9
ARC Resources Ltd.	11,506	48,522	33.3
Aritzia, Inc.	1,440	17,142	11.8

30	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Canada (continued)
ATS Automation Tooling Systems, Inc.	6,622	$98,239	67.5%
B2Gold Corp.	3,075	15,552	10.7
Birchcliff Energy, Ltd.	12,273	13,490	9.3
Boardwalk REIT	9,335	178,324	122.5
Boralex, Inc.	1,867	36,148	24.8
Canadian Western Bank	2,715	42,970	29.5
Computer Modelling Group Ltd.	5,487	18,448	12.7
CT Real Estate Investment Trust	5,339	49,671	34.1
Dream Office Real Estate Investment Trust	1,736	27,089	18.6
Enerflex Ltd.	855	3,225	2.2
Equitable Group, Inc.	1,886	92,136	63.3
Fiera Capital Corp.	22,890	148,001	101.7
Fortuna Silver Mines, Inc.	6,735	20,225	13.9
Freehold Royalties Ltd.	22,057	59,106	40.6
IAMGOLD Corp.	14,329	50,133	34.4
Intertape Polymer Group, Inc.	8,470	83,121	57.1
Knight Therapeutics, Inc.	12,290	67,015	46.0
Laurentian Bank of Canada	4,577	102,230	70.2
Lightspeed POS, Inc.	3,447	65,302	44.9
Magellan Aerospace Corp.	1,999	9,206	6.3
Major Drilling Group International, Inc.	36,109	92,092	63.3
Minto Apartment Real Estate Investment Trust	3,813	56,512	38.8
Morguard North American Residential Real Estate Investment Trust	8,618	91,631	62.9
Morguard Real Estate Investment Trust	37,633	156,539	107.5
Morneau Shepell, Inc.	1,761	42,572	29.2
MTY Food Group, Inc.	2,524	43,609	30.0
North West Co., Inc.	1,970	37,222	25.6
NorthWest Healthcare Properties Real Estate Investment Trust	17,175	120,427	82.7
Pan American Silver Corp.	1,224	26,029	17.9
Parex Resources, Inc.	14,840	162,692	111.8
Pason Systems, Inc.	10,878	59,159	40.6
Real Matters, Inc.	1,428	16,373	11.2
Recipe Un Ltd. Corp.	2,182	20,771	14.3
Sandstorm Gold Ltd.	7,442	57,795	39.7
Seabridge Gold, Inc.	3,724	52,143	35.8
Secure Energy Services, Inc.	8,865	7,961	5.5
Seven Generations Energy Ltd., Class A	3,959	8,191	5.6
Sierra Wireless, Inc.	1,674	15,706	10.8
Silvercorp Metals, Inc.	4,248	15,931	10.9
Sleep Country Canada Holdings, Inc.	1,539	14,561	10.0
SSR Mining, Inc.	2,610	45,733	31.4
Timbercreek Financial Corp.	12,920	73,049	50.2
TMX Group Ltd.	742	64,282	44.2
TORC Oil & Gas, Ltd.	2,809	2,260	1.5
Tourmaline Oil Corp.	7,673	76,071	52.3
Tricon Capital Group, Inc.	9,281	53,941	37.0
Whitecap Resources, Inc.	50,034	65,780	45.2

		3,132,761

Chile
Liberty Latin America Ltd., Class C	4,667	48,257	33.1

China
Ausnutria Dairy Corp. Ltd.	48,000	88,523	60.8

Denmark
Alm Brand A/S	8,661	67,871	46.6
GN Store Nord A/S	2,861	130,565	89.7
Royal Unibrew A/S	922	71,332	49.0
SimCorp A/S	459	42,467	29.2

		312,235

	Shares	Value	% of Basket Value

Finland
Aktia Bank OYJ	17,538	$147,919	101.6%
Cargotec OYJ, -B Shares	6,928	151,160	103.8
Citycon OYJ	10,399	68,688	47.2
Huhtamaki OYJ	529	19,744	13.6
Kemira OYJ	5,512	66,383	45.6
Kesko OYJ, Class B	1,416	23,043	15.8
YIT OYJ	37,746	206,907	142.1

		683,844

France
Albioma SA	618	20,468	14.1
Alten SA	1,114	80,206	55.1
Carmila SA	3,547	45,571	31.3
Cie des Alpes	5,083	95,183	65.4
Cie Plastic Omnium SA	6,477	122,647	84.2
Coface SA	15,638	91,977	63.2
Europcar Mobility Group	24,768	46,169	31.7
Gaztransport Et Technigaz SA	510	36,998	25.4
GL Events	3,863	46,271	31.8
IPSOS	5,247	101,033	69.4
Maisons du Monde SA	3,317	29,841	20.5
Mercialys SA	4,207	32,740	22.5
Mersen SA	1,216	26,832	18.4
Metropole Television SA	5,777	64,303	44.2
Rubis SCA	1,457	65,399	44.9
SMCP SA	2,990	14,089	9.7

		919,727

Germany
ADO Properties SA	714	20,003	13.7
Cewe Stiftung & Co. KGAA	1,549	161,217	110.7
CompuGroup Medical SE	1,209	91,882	63.1
Draegerwerk AG & Co. KGaA	372	31,131	21.4
Duerr AG	1,293	30,172	20.7
Encavis AG	10,146	124,454	85.5
Gerresheimer AG	539	42,866	29.4
Grand City Properties SA	936	19,574	13.4
Hamborner REIT AG	11,095	99,968	68.7
HelloFresh SE	562	20,032	13.8
Hypoport SE	100	35,254	24.2
Indus Holding AG	1,010	31,087	21.4
LEG Immobilien AG	716	82,200	56.5
MLP SE	23,549	121,337	83.3
Nemetschek SE	1,563	98,336	67.6
New Work SE	506	120,261	82.6
Norma Group SE	1,766	44,229	30.4
Rheinmetall AG	1,276	86,359	59.3
Stroeer SE & Co. KGaA	312	19,747	13.6
Wuestenrot & Wuerttembergische AG	618	10,892	7.5

		1,291,001

Hong Kong
Dah Sing Financial Holdings, Ltd.	42,400	139,867	96.0
Hang Lung Group Ltd.	20,000	45,681	31.4
VTech Holdings Ltd.	3,300	24,882	17.1

		210,430

India
Rhi Magnesita NV	756	23,222	16.0

Ireland
Glanbia PLC	2,361	25,126	17.3
Hibernia REIT PLC	16,057	20,887	14.3
UDG Healthcare PLC	4,495	35,476	24.4

		81,489

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Israel
AFI Properties Ltd.	2,025	$61,623	42.3%
Amot Investments Ltd.	4,290	24,095	16.6
Bayside Land Corp.	33	19,662	13.5
Elco Ltd.	1,480	53,051	36.4
Electra Ltd.	230	105,498	72.5
Energix-Renewable Energies Ltd.	15,171	52,894	36.3
FIBI Holdings Ltd.	179	5,295	3.6
Hilan Ltd.	818	32,249	22.2
Melisron Ltd.	1,180	47,496	32.6
Mivne Real Estate KD Ltd.	25,250	54,238	37.3
Plus500 Ltd.	2,501	39,391	27.1
Property & Building Corp. Ltd.	675	49,832	34.2
Radware Ltd.	5,258	124,562	85.6
Reit 1 Ltd.	31,174	155,189	106.6
Shapir Engineering and Industry Ltd.	23,349	163,690	112.4
Strauss Group Ltd.	1,598	45,168	31.0

		1,033,933

Italy
ACEA SpA	4,821	80,581	55.3
Anima Holding SpA	5,642	19,974	13.7
Banca Farmafactoring SpA	5,058	26,118	17.9
Credito Emiliano SpA	13,958	61,869	42.5
Interpump Group SpA	2,153	62,821	43.1
Italgas SpA	67	375	0.3
MARR SpA	2,108	27,772	19.1
Piaggio & C SpA	20,680	47,412	32.6
RAI Way SpA	3,509	18,917	13.0
Reply SpA	2,322	162,549	111.7

		508,388

Japan
A/S One Corp.	400	35,733	24.5
ADEKA Corp.	11,100	139,384	95.7
Ai Holdings Corp.	7,300	90,180	61.9
Ain Holdings, Inc.	400	22,438	15.4
Aisan Industry Co. Ltd.	3,100	16,439	11.3
Amano Corp.	9,500	195,047	134.0
Anritsu Corp.	3,800	77,351	53.1
AOKI Holdings, Inc.	27,400	166,468	114.3
Arcland Sakamoto Co. Ltd.	11,800	112,521	77.3
Arcland Service Holdings Co. Ltd.	12,500	193,952	133.2
Arcs Co. Ltd.	17,900	335,857	230.7
Ateam, Inc.	8,900	58,360	40.1
Atom Corp.	4,400	34,391	23.6
Autobacs Seven Co. Ltd.	1,600	18,684	12.8
Avex, Inc.	7,700	58,282	40.0
Azbil Corp.	3,300	86,787	59.6
Bando Chemical Industries Ltd.	4,800	28,584	19.6
Bank of Saga Ltd.	2,200	22,778	15.6
Belluna Co. Ltd.	23,900	111,650	76.7
BeNEXT Group, Inc.	8,900	55,602	38.2
Bengo4.com, Inc.	500	31,625	21.7
Bunka Shutter Co. Ltd.	31,100	227,048	156.0
Chiyoda Integre Co. Ltd.	4,000	65,117	44.7
CI Takiron Corp.	10,600	57,627	39.6
CMIC Holdings Co. Ltd.	1,600	23,036	15.8
COLOPL, Inc.	2,200	17,976	12.4
COMSYS Holdings Corp.	4,300	118,240	81.2
CONEXIO Corp.	7,300	98,183	67.4
Cosmos Pharmaceutical Corp.	100	26,769	18.4
Daiichi Jitsugyo Co. Ltd.	900	30,429	20.9
Daiichikosho Co., Ltd.	1,600	48,023	33.0

	Shares	Value	% of Basket Value

Japan (continued)
Daio Paper Corp.	9,000	$122,804	84.4%
Daiseki Co. Ltd.	1,900	41,976	28.8
DCM Holdings Co. Ltd.	49,900	487,579	334.9
DeNA Co. Ltd.	2,100	25,851	17.8
Dip Corp.	4,800	102,443	70.4
Doshisha Co. Ltd.	20,500	252,219	173.3
Doutor Nichires Holdings Co. Ltd.	18,800	284,516	195.4
DTS Corp.	5,800	111,162	76.4
Eagle Industry Co. Ltd.	6,600	41,516	28.5
EDION Corp.	16,700	145,161	99.7
en-japan, Inc.	4,100	90,377	62.1
EPS Holdings, Inc.	11,500	119,602	82.2
ESPEC Corp.	2,200	35,189	24.2
FP Corp.	300	22,630	15.5
Fuji Co. Ltd/Ehime	4,200	67,079	46.1
Fuji Soft, Inc.	900	31,681	21.8
Fujicco Co. Ltd.	4,100	73,698	50.6
Fujimori Kogyo Co. Ltd.	800	23,537	16.2
Fujitsu General Ltd.	2,400	39,735	27.3
Fukuoka REIT Corp.	72	72,415	49.7
FULLCAST Holdings Co. Ltd.	4,300	54,457	37.4
Funai Soken Holdings, Inc.	1,600	34,094	23.4
Furukawa Electric Co. Ltd.	5,500	103,524	71.1
Future Corp.	500	6,616	4.5
Fuyo General Lease Co. Ltd.	1,500	74,999	51.5
G-Tekt Corp.	11,000	112,516	77.3
Giken Ltd.	2,500	91,308	62.7
Glory Ltd.	5,700	128,103	88.0
GMO internet, Inc.	2,400	52,239	35.9
Goldcrest Co. Ltd.	5,700	85,985	59.1
Gree, Inc.	35,300	138,775	95.3
GungHo Online Entertainment, Inc.	11,400	176,786	121.4
Gunma Bank Ltd.	7,700	24,653	16.9
Hamakyorex Co. Ltd.	2,500	68,337	46.9
Hanwa Co. Ltd.	4,200	66,721	45.8
Hazama Ando Corp.	6,800	42,349	29.1
Heiwa Corp.	1,700	28,625	19.7
Heiwado Co. Ltd.	9,300	158,497	108.9
Hiday Hidaka Corp.	14,100	217,501	149.4
Hiroshima Bank Ltd.	62,600	260,096	178.7
Hogy Medical Co. Ltd.	800	25,015	17.2
Hokuetsu Corp.	68,500	270,510	185.8
Horiba Ltd.	1,200	63,496	43.6
Ichiyoshi Securities Co. Ltd.	8,100	33,914	23.3
Internet Initiative Japan, Inc.	600	20,509	14.1
Itochu Enex Co. Ltd.	5,000	37,124	25.5
Itoham Yonekyu Holdings, Inc.	4,400	25,527	17.5
Iwatani Corp.	7,000	239,135	164.3
Izumi Co. Ltd.	11,700	342,488	235.3
JAC Recruitment Co. Ltd.	11,300	118,360	81.3
JCR Pharmaceuticals Co. Ltd.	200	19,157	13.2
JSP Corp.	3,700	47,759	32.8
Kanamoto Co. Ltd.	2,800	54,296	37.3
Kandenko Co. Ltd.	18,200	152,298	104.6
Kinden Corp.	1,900	30,930	21.2
Kisoji Co. Ltd.	900	19,732	13.6
Kitanotatsujin Corp.	11,000	52,255	35.9
Koa Corp.	2,400	19,870	13.7
Kobe Bussan Co. Ltd.	400	19,324	13.3
Kohnan Shoji Co. Ltd.	3,500	81,234	55.8
Kokuyo Co. Ltd.	2,400	29,342	20.2
KOMEDA Holdings Co. Ltd.	3,300	50,141	34.4

32	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Konoike Transport Co. Ltd.	12,800	$137,984	94.8%
Kotobuki Spirits Co. Ltd.	600	23,435	16.1
Kumagai Gumi Co., Ltd.	3,900	85,450	58.7
Kureha Corp.	500	20,166	13.9
Kyudenko Corp.	900	25,233	17.3
Mars Group Holdings Corp.	1,500	23,418	16.1
Maruha Nichiro Corp.	5,400	113,006	77.6
Marvelous, Inc.	11,900	59,316	40.7
Matsuda Sangyo Co. Ltd.	1,500	18,349	12.6
Matsumotokiyoshi Holdings Co. Ltd.	4,400	151,442	104.0
MCUBS MidCity Investment Corp.	60	41,644	28.6
Media Do Holdings Co. Ltd.	600	22,998	15.8
Meiko Network Japan Co. Ltd.	8,400	61,031	41.9
Meitec Corp.	5,900	260,510	178.9
METAWATER Co., Ltd.	5,500	218,726	150.2
Milbon Co. Ltd.	900	39,502	27.1
Mirait Holdings Corp.	3,500	45,212	31.1
Miroku Jyoho Service Co. Ltd.	1,700	42,866	29.4
Mitsubishi Pencil Co. Ltd.	2,200	27,535	18.9
Mizuno Corp.	5,400	93,681	64.4
Modec, Inc.	1,400	19,837	13.6
Morinaga Milk Industry Co. Ltd.	800	31,006	21.3
MOS Food Services, Inc.	6,300	158,631	109.0
Nagase & Co. Ltd.	14,100	169,604	116.5
Nankai Electric Railway Co. Ltd.	700	15,627	10.7
Nanto Bank Ltd.	3,100	65,014	44.7
Nichicon Corp.	2,800	18,453	12.7
Nichiha Corp.	8,400	153,442	105.4
Nichirei Corp.	1,100	27,517	18.9
Nifco, Inc.	2,400	46,341	31.8
Nihon Kohden Corp.	1,200	42,924	29.5
Nihon M&A Center, Inc.	1,600	52,196	35.9
Nihon Trim Co. Ltd.	5,200	146,622	100.7
Nikkon Holdings Co. Ltd.	16,900	328,155	225.4
Nippon Ceramic Co. Ltd.	1,100	20,349	14.0
Nippon Densetsu Kogyo Co. Ltd.	1,100	21,440	14.7
Nippon Light Metal Holdings Co. Ltd.	185,100	291,517	200.2
Nippon Seiki Co. Ltd.	2,500	26,901	18.5
Nippon Shokubai Co. Ltd.	800	37,781	26.0
Nippon Suisan Kaisha Ltd.	13,800	61,403	42.2
Nishimatsu Construction Co. Ltd.	6,100	115,508	79.3
Nishimatsuya Chain Co. Ltd.	2,900	22,942	15.8
Nishio Rent All Co. Ltd.	7,000	144,137	99.0
Nissin Electric Co., Ltd.	9,700	90,109	61.9
Noevir Holdings Co. Ltd.	1,400	65,582	45.1
Nomura Co. Ltd.	24,800	187,868	129.0
Noritake Co. Ltd/Nagoya Japan	600	19,650	13.5
Noritz Corp.	7,700	85,659	58.8
NS Solutions Corp.	2,100	53,045	36.4
Obara Group, Inc.	2,400	62,182	42.7
Ohsho Food Service Corp.	1,300	69,161	47.5
Oiles Corp.	2,000	25,869	17.8
Oisix ra daichi, Inc.	2,100	33,158	22.8
Okabe Co. Ltd.	21,800	153,010	105.1
Okamura Corp.	14,900	107,684	74.0
Oki Electric Industry Co. Ltd.	13,600	130,819	89.9
Okumura Corp.	1,900	40,540	27.8
Okuwa Co. Ltd.	1,200	16,324	11.2
One REIT, Inc.	10	21,847	15.0
Open Door, Inc.	4,500	39,897	27.4
Optim Corp.	800	15,848	10.9
Outsourcing, Inc.	5,100	24,109	16.6

	Shares	Value	% of Basket Value

Japan (continued)
PIA Corp.	2,300	$62,605	43.0%
Press Kogyo Co. Ltd.	10,300	25,386	17.4
Prestige International, Inc.	19,500	152,317	104.6
Raksul, Inc.	1,400	31,891	21.9
Relia, Inc.	10,400	109,628	75.3
Relo Group, Inc.	2,900	62,821	43.2
Riken Corp.	2,200	58,687	40.3
Ringer Hut Co. Ltd.	5,500	110,155	75.7
Rock Field Co. Ltd.	4,600	55,694	38.3
Roland DG Corp.	1,700	20,866	14.3
Ryobi Ltd.	2,100	24,743	17.0
Sac’s Bar Holdings, Inc.	1,800	9,235	6.3
Sangetsu Corp.	7,500	111,623	76.7
Sanki Engineering Co. Ltd.	20,900	235,664	161.9
Sankyu, Inc.	6,100	234,410	161.0
Sanshin Electronics Co. Ltd.	2,300	32,036	22.0
Sanwa Holdings Corp.	34,300	266,158	182.8
Sanyo Chemical Industries Ltd.	1,700	66,971	46.0
Sawai Pharmaceutical Co. Ltd.	1,600	87,367	60.0
SCSK Corp.	300	13,581	9.3
Sekisui Plastics Co. Ltd.	1,400	7,833	5.4
Senko Group Holdings Co. Ltd.	15,700	127,953	87.9
Seria Co. Ltd.	3,600	117,001	80.4
SFP Holdings Co. Ltd.	1,500	18,663	12.8
Shikoku Bank Ltd.	1,100	8,538	5.9
Shikoku Electric Power Co., Inc.	3,800	29,372	20.2
Shimachu Co. Ltd.	1,000	24,974	17.2
Shindengen Electric Manufacturing Co. Ltd.	1,700	39,197	26.9
Ship Healthcare Holdings, Inc.	2,600	117,590	80.8
Shoei Co. Ltd.	2,400	45,656	31.4
Sinko Industries Ltd.	4,900	63,639	43.7
Sintokogio Ltd.	14,900	103,000	70.8
SKY Perfect JSAT Holdings, Inc.	29,200	109,773	75.4
SMS Co. Ltd.	3,600	78,467	53.9
Sojitz Corp.	79,700	184,453	126.7
St Marc Holdings Co. Ltd.	13,100	218,736	150.3
Star Asia Investment Corp.	312	246,962	169.6
Star Micronics Co. Ltd.	10,300	113,712	78.1
Starts Corp., Inc.	12,700	245,684	168.8
Studio Alice Co. Ltd.	600	8,078	5.6
Sumitomo Bakelite Co. Ltd.	3,300	85,234	58.6
Sumitomo Mitsui Construction Co., Ltd.	20,100	82,940	57.0
Taiho Kogyo Co. Ltd.	700	3,368	2.3
Takamatsu Construction Group Co. Ltd.	2,900	59,538	40.9
Takara Holdings, Inc.	2,500	18,398	12.6
Takasago International Corp.	800	16,960	11.7
Takasago Thermal Engineering Co. Ltd.	5,800	91,426	62.8
Takashimaya Co. Ltd.	5,800	52,416	36.0
Takuma Co. Ltd.	7,500	81,087	55.7
Tanseisha Co. Ltd.	31,300	200,741	137.9
TechMatrix Corp.	800	19,988	13.7
TechnoPro Holdings, Inc.	700	39,876	27.4
Tenma Corp.	1,400	20,196	13.9
Toagosei Co. Ltd.	22,900	209,520	143.9
Toenec Corp.	700	21,221	14.6
Toho Holdings Co., Ltd.	8,900	184,319	126.6
Tokyu Construction Co. Ltd.	3,700	19,128	13.1
Topcon Corp.	7,900	64,866	44.6
Topre Corp.	3,600	41,644	28.6
Topy Industries Ltd.	6,400	74,833	51.4
Tosei Corp.	5,900	57,259	39.3
Towa Pharmaceutical Co. Ltd.	8,600	177,308	121.8

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
TPR Co. Ltd.	4,900	$57,200	39.3%
Transcosmos, Inc.	2,600	51,879	35.6
TSI Holdings Co. Ltd.	13,400	51,878	35.6
Tsubaki Nakashima Co. Ltd.	2,800	19,650	13.5
Ube Industries Ltd.	25,000	419,235	288.0
Ushio, Inc.	3,400	35,852	24.6
UT Group Co., Ltd.	6,300	88,550	60.8
YAMABIKO Corp.	1,900	14,643	10.1
Yamaguchi Financial Group, Inc.	63,300	341,143	234.3
Yamato Kogyo Co. Ltd.	14,000	274,746	188.7
Yamazen Corp.	10,800	90,823	62.4
Yaoko Co. Ltd.	1,000	61,984	42.6
Yellow Hat Ltd.	1,800	25,010	17.2
Yokohama Reito Co. Ltd.	19,700	166,296	114.2
Yondoshi Holdings, Inc.	8,300	134,526	92.4
Yoshinoya Holdings Co. Ltd.	2,600	53,731	36.9
Yuasa Trading Co. Ltd.	4,300	115,714	79.5
Yumeshin Holdings Co. Ltd.	15,800	87,347	60.0
Yurtec Corp.	9,200	51,677	35.5
Yushin Precision Equipment Co. Ltd.	4,000	24,677	17.0
Zenkoku Hosho Co. Ltd.	1,300	37,879	26.0
ZIGExN Co. Ltd.	7,900	23,027	15.8

		20,776,392

Luxembourg
Stabilus SA	814	34,770	23.9

Malta
Kindred Group PLC	5,234	24,785	17.0

Netherlands
Argenx SE	259	38,733	26.6
ASR Nederland NV	1,421	38,229	26.3
BE Semiconductor Industries NV	2,257	92,898	63.8
Corbion NV	5,227	187,019	128.5
Core Laboratories NV	1,655	32,455	22.3
Eurocommercial Properties NV	1,580	17,604	12.1
Euronext NV	4,217	354,034	243.2
Flow Traders	809	26,988	18.5
Fugro NV	14,704	55,080	37.8
IMCD NV	3,248	286,812	197.0
Shop Apotheke Europe NV	680	50,225	34.5
Vastned Retail NV	626	11,546	7.9

		1,191,623

Norway
Austevoll Seafood ASA	6,561	51,109	35.1
Entra ASA	15,926	200,522	137.7
Grieg Seafood ASA	2,416	23,694	16.3
Leroy Seafood Group ASA	8,056	42,783	29.4
Ocean Yield ASA	56,766	147,189	101.1
Salmar ASA	1,224	47,703	32.8
Sbanken ASA	11,194	59,614	40.9
SpareBank 1 SMN	6,290	45,702	31.4
SpareBank 1 SR-Bank ASA	4,005	25,433	17.5
Storebrand ASA	7,601	38,156	26.2
Veidekke ASA	4,069	36,126	24.8

		718,031

Portugal
NOS SGPS SA	76,642	287,071	197.2
REN-Redes Energeticas Nacionais SGPS SA	75,733	205,134	140.9

		492,205

Singapore
Parkway Life Real Estate Investment Trust	7,000	16,381	11.3

	Shares	Value	% of Basket Value

South Africa
Investec PLC	41,420	$85,009	58.4%

Spain
Acciona SA	682	67,596	46.4
Applus Services SA	4,384	28,762	19.8
Ebro Foods SA	2,573	54,701	37.6
Euskaltel SA	6,440	51,377	35.3
Faes Farma SA	17,839	78,001	53.6
Zardoya Otis SA	9,842	68,496	47.0

		348,933

Sweden
AF Poyry AB	5,555	100,924	69.3
Axfood AB	5,576	118,617	81.5
Bravida Holding AB	2,246	18,134	12.5
Bufab AB	2,901	23,386	16.1
Castellum AB	12,227	214,459	147.3
Dustin Group AB	10,850	55,377	38.0
Elekta AB, B Shares, Class B	6,104	55,457	38.1
Evolution Gaming Group AB	1,484	67,962	46.7
Fabege AB	9,704	114,953	79.0
Hufvudstaden AB, A Shares	6,636	85,031	58.4
Indutrade AB	2,785	89,535	61.5
Kungsleden AB	16,177	123,195	84.6
Lindab International AB	4,270	39,126	26.9
Mycronic AB	3,085	51,534	35.4
Peab AB	9,240	70,390	48.3
Recipharm AB, -B Shares	1,703	20,234	13.9
Resurs Holding AB	24,845	91,418	62.8
Scandi Standard AB	16,344	106,850	73.4
Stillfront Group AB	969	57,574	39.5
Sweco AB, -B Shares	1,089	37,205	25.6
Swedish Orphan Biovitrum AB	4,560	87,366	60.0
Thule Group AB	1,359	25,341	17.4

		1,654,068

Switzerland
ALSO Holding AG	257	52,871	36.3
Arbonia AG	10,583	89,736	61.6
BKW AG	702	56,943	39.1
Emmi AG	166	152,480	104.7
Helvetia Holding AG	198	18,049	12.4
Implenia AG	1,238	50,637	34.8
Inficon Holding AG	70	47,317	32.5
Landis+Gyr Group AG	3,582	241,892	166.1
LEM Holding SA	16	20,692	14.2
Logitech International SA, Registered Shares	3,736	179,938	123.6
Mediclinic International PLC	6,771	22,015	15.1
OC Oerlikon Corp. AG, Registered Shares	3,018	22,665	15.6
Orior AG	246	20,434	14.0
PSP Swiss Property AG, Registered Shares	224	26,022	17.9
Sensirion Holding AG	1,732	61,685	42.4
SFS Group AG	789	62,435	42.9
Siegfried Holding AG	48	21,930	15.1
Tecan Group AG	421	135,538	93.1
Valiant Holding AG	2,131	205,842	141.4
VAT Group AG	524	86,482	59.4
Ypsomed Holding AG	144	18,887	13.0
Zur Rose Group AG	813	133,746	91.9

		1,728,236

Ukraine
Ferrexpo PLC	11,165	19,068	13.1

34	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United Kingdom
888 Holdings PLC	9,257	$16,810	11.5%
Abcam PLC	2,012	32,183	22.1
AG Barr PLC	4,852	30,140	20.7
Anglo Pacific Group PLC	9,688	19,343	13.3
Arrow Global Group PLC	14,479	18,385	12.6
Ascential PLC	9,048	28,735	19.7
Ashmore Group PLC	27,558	131,392	90.3
Bellway PLC	4,009	134,146	92.1
Big Yellow Group PLC	7,462	100,442	69.0
Brewin Dolphin Holdings PLC	28,348	97,674	67.1
Computacenter PLC	2,194	40,098	27.5
Craneware PLC	732	17,702	12.2
Cranswick PLC	2,593	121,284	83.3
Crest Nicholson Holdings PLC	44,215	142,469	97.9
Daily Mail & General Trust PLC	6,540	58,080	39.9
Derwent London PLC	3,831	149,693	102.8
Dialog Semiconductor PLC	2,763	86,772	59.6
Dignity PLC	4,798	14,653	10.1
Diploma PLC	11,681	253,182	173.9
Drax Group PLC	16,658	43,671	30.0
Dunelm Group PLC	2,872	33,182	22.8
EMIS Group PLC	1,447	19,100	13.1
Fevertree Drinks PLC	4,589	100,161	68.8
Games Workshop Group PLC	1,586	120,036	82.5
Gamesys Group PLC	4,123	45,554	31.3
Grainger PLC	8,091	27,183	18.7
Great Portland Estates PLC	8,340	71,034	48.8
HomeServe PLC	9,526	133,437	91.7
Hotel Chocolat Group PLC	9,007	38,514	26.5
Howden Joinery Group PLC	153	1,009	0.7
IG Group Holdings PLC	3,743	35,477	24.4
John Wood Group PLC	39,809	100,800	69.2
Jupiter Fund Management PLC	19,280	53,000	36.4
Kainos Group PLC	4,468	39,306	27.0
Lancashire Holdings Ltd.	2,819	21,729	14.9
LondonMetric Property PLC	50,048	122,278	84.0
Marshalls PLC	4,159	33,310	22.9
Moneysupermarket.com Group PLC	9,092	36,370	25.0
Morgan Advanced Materials PLC	5,191	14,319	9.8
Morgan Sindall Group PLC	8,964	144,440	99.2
Pennon Group PLC	3,473	47,823	32.8
Phoenix Group Holdings PLC	5,491	41,667	28.6
Playtech PLC	9,861	28,930	19.9
Polypipe Group PLC	11,752	73,721	50.6
Provident Financial PLC	8,690	21,191	14.6
Renishaw PLC	1,154	51,076	35.1
Safestore Holdings PLC	7,116	64,371	44.2
Shaftesbury PLC	6,415	48,478	33.3
Spirent Communications PLC	14,186	42,912	29.5
Telecom Plus PLC	4,064	67,770	46.6
TORM PLC	2,375	20,300	13.9
Travis Perkins PLC	1,508	19,691	13.5
Watkin Jones PLC	56,592	122,761	84.3
Workspace Group PLC	6,782	66,799	45.9

		3,444,583

United States
1-800-Flowers.com, Inc., Class A	4,439	85,184	58.5
2U, Inc.	2,060	48,925	33.6
3D Systems Corp.	3,049	25,886	17.8
8x8, Inc.	6,799	115,311	79.2
Acadia Realty Trust	2,359	29,228	20.1
Accelerate Diagnostics, Inc.	10,658	116,279	79.9

	Shares	Value	% of Basket Value

United States (continued)
Acceleron Pharma, Inc.	320	$28,970	19.9%
Addus HomeCare Corp.	314	25,440	17.5
Advanced Energy Industries, Inc.	620	34,472	23.7
AeroVironment, Inc.	600	36,156	24.8
Agree Realty Corp.	1,110	72,272	49.6
ALLETE, Inc.	2,644	152,189	104.5
Allogene Therapeutics, Inc.	709	20,490	14.1
Allscripts Healthcare Solutions, Inc.	29,555	192,108	132.0
Altair Engineering, Inc., Class A	1,216	40,116	27.6
Altra Industrial Motion Corp.	3,003	83,814	57.6
Amalgamated Bank, Class A	3,615	38,681	26.6
Ambarella, Inc.	2,572	135,236	92.9
AMC Networks, Inc., Class A	4,353	103,819	71.3
Ameresco, Inc., Class A	1,969	35,560	24.4
American Campus Communities, Inc.	3,104	109,540	75.2
American Homes 4 Rent, Class A	7,937	191,599	131.6
American Software, Inc., Class A	1,520	25,050	17.2
American States Water Co.	519	41,193	28.3
American Woodmark Corp.	312	16,040	11.0
Apartment Investment & Management Co., Class A	2,680	100,956	69.3
Appfolio, Inc., Class A	2,263	248,613	170.8
AptarGroup, Inc.	340	36,407	25.0
Archrock, Inc.	17,983	86,498	59.4
Ares Management Corp., Class A	1,549	51,969	35.7
Armada Hoffler Properties, Inc.	2,490	23,929	16.4
ASGN, Inc.	952	44,220	30.4
Ashland Global Holdings, Inc.	648	39,975	27.5
Associated Banc-Corp	15,491	219,043	150.5
Assured Guaranty Ltd.	688	20,454	14.1
Astronics Corp.	2,234	20,061	13.8
Atrion Corp.	60	37,910	26.0
Axon Enterprise, Inc.	1,346	97,868	67.2
Axonics Modulation Technologies, Inc.	590	19,004	13.1
Axos Financial, Inc.	821	18,924	13.0
AZZ, Inc.	7,614	239,003	164.2
Badger Meter, Inc.	1,897	111,980	76.9
Balchem Corp.	433	38,641	26.5
Banc of California, Inc.	2,904	30,260	20.8
BancFirst Corp.	6,032	232,292	159.6
Bancorp, Inc.	3,744	26,096	17.9
BankUnited, Inc.	6,992	138,512	95.1
Bar Harbor Bankshares	1,159	21,302	14.6
Bed Bath & Beyond, Inc.	6,897	42,692	29.3
Benchmark Electronics, Inc.	2,255	46,588	32.0
Benefitfocus, Inc.	5,304	57,442	39.5
Berry Global Group, Inc.	1,492	59,367	40.8
Big Lots, Inc.	2,968	69,600	47.8
Bio-Techne Corp.	293	65,925	45.3
BioTelemetry, Inc.	1,660	77,539	53.3
Blackbaud, Inc.	1,142	63,107	43.3
Blackline, Inc.	2,689	163,330	112.2
Blue Bird Corp.	4,879	59,865	41.1
BMC Stock Holdings, Inc.	746	15,853	10.9
Box, Inc., Class A	9,078	146,519	100.6
Brandywine Realty Trust	5,589	62,373	42.8
Bridge Bancorp, Inc.	275	5,690	3.9
BRP, Inc.	1,209	36,184	24.9
Burford Capital Ltd.	11,278	70,846	48.7
Cabot Microelectronics Corp.	182	22,302	15.3
CalAmp Corp.	4,958	33,318	22.9
Camping World Holdings, Inc., Class A	5,529	49,042	33.7
Cara Therapeutics, Inc.	1,404	20,807	14.3

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Carriage Services, Inc.	190	$2,854	2.0%
Catalent, Inc.	618	42,735	29.4
CBTX, Inc.	179	3,233	2.2
Central Garden & Pet Co., Class A	1,145	34,819	23.9
Cerus Corp.	4,155	25,553	17.6
Cheesecake Factory, Inc.	2,220	49,484	34.0
Chegg, Inc.	3,247	138,809	95.4
Chemours Co.	5,692	66,767	45.9
Chuy’s Holdings, Inc.	2,310	38,716	26.6
Cirrus Logic, Inc.	2,052	155,131	106.6
CIT Group, Inc.	3,609	68,499	47.1
Clean Energy Fuels Corp.	8,349	17,992	12.4
Clearway Energy, Inc., Class A	1,129	21,112	14.5
Clearway Energy, Inc., Class C	4,675	93,640	64.3
CNO Financial Group, Inc.	2,205	31,002	21.3
Codexis, Inc.	1,769	20,538	14.1
Cohen & Steers, Inc.	1,034	59,703	41.0
Collegium Pharmaceutical, Inc.	1,619	33,481	23.0
Columbia Property Trust, Inc.	4,864	69,507	47.7
Commerce Bancshares, Inc.	173	10,586	7.3
CommScope Holding Co., Inc.	1,935	21,304	14.6
Community Healthcare Trust, Inc.	578	21,502	14.8
Conduent, Inc.	12,477	31,442	21.6
ConnectOne Bancorp, Inc.	2,963	44,267	30.4
CoreSite Realty Corp.	740	89,681	61.6
Cornerstone OnDemand, Inc.	4,135	138,771	95.3
CorVel Corp.	975	51,373	35.3
Cousins Properties, Inc.	1,384	41,755	28.7
Covetrus, Inc.	2,100	24,969	17.2
Cowen, Inc., Class A	8,892	97,367	66.9
Crocs, Inc.	6,004	145,597	100.0
CryoLife, Inc.	558	12,460	8.6
Cubic Corp.	4,485	171,372	117.7
Curtiss-Wright Corp.	2,883	298,823	205.3
Dana, Inc.	2,968	34,132	23.4
Deckers Outdoor Corp.	572	85,091	58.5
Del Taco Restaurants, Inc.	691	4,063	2.8
Denny’s Corp.	2,793	31,477	21.6
Designer Brands, Inc., Class A	6,467	41,065	28.2
Dicerna Pharmaceuticals, Inc.	776	15,287	10.5
Dine Brands Global, Inc.	2,335	103,651	71.2
Dolby Laboratories, Inc., Class A	7,614	457,068	314.0
Domo, Inc., Class B	4,275	83,149	57.1
Douglas Dynamics, Inc.	2,245	82,975	57.0
eHealth, Inc.	360	38,412	26.4
Emergent Biosolutions, Inc.	863	63,819	43.8
Endo International PLC	11,558	53,167	36.5
Ennis, Inc.	959	17,847	12.3
Enterprise Financial Services Corp.	2,278	70,026	48.1
ESCO Technologies, Inc.	1,706	130,168	89.4
Esperion Therapeutics, Inc.	614	24,314	16.7
Essent Group Ltd.	1,649	45,051	30.9
Etsy, Inc.	3,155	204,665	140.6
Eventbrite, Inc., Class A	3,501	31,929	21.9
Everbridge, Inc.	369	41,099	28.2
Evolent Health, Inc., Class A	6,853	49,410	33.9
Exponent, Inc.	3,055	214,858	147.6
Fair Isaac Corp.	427	150,705	103.5
Fate Therapeutics, Inc.	1,572	43,041	29.6
FB Financial Corp.	3,612	80,692	55.4
FBL Financial Group, Inc., Class A	1,550	60,574	41.6
First Busey Corp.	300	5,526	3.8

	Shares	Value	% of Basket Value

United States (continued)
First Defiance Financial Corp.	9,502	$165,145	113.4%
First Foundation, Inc.	4,359	59,980	41.2
First Hawaiian, Inc.	1,360	23,922	16.4
First Horizon National Corp.	15,510	140,831	96.7
First Mid Bancshares, Inc.	3,710	99,057	68.0
Fitbit, Inc., Series A	9,911	66,305	45.5
Flushing Financial Corp.	4,892	61,101	42.0
FNB Corp.	23,839	192,858	132.5
Forrester Research, Inc.	3,237	101,318	69.6
Franklin Electric Co., Inc.	586	29,769	20.4
Freshpet, Inc.	508	38,308	26.3
frontdoor, Inc.	487	18,852	13.0
G-III Apparel Group Ltd.	2,602	29,481	20.3
GameStop Corp., Class A	3,759	21,539	14.8
Generac Holdings, Inc.	1,129	110,010	75.6
Gentherm, Inc.	3,328	124,600	85.6
Gladstone Commercial Corp.	11,635	183,833	126.3
Global Medical REIT, Inc.	2,064	21,507	14.8
Globus Medical, Inc., Class A	837	39,724	27.3
GoPro, Inc., Class A	25,260	88,915	61.1
Granite Construction, Inc.	4,715	77,515	53.2
Green Brick Partners, Inc.	3,147	28,040	19.3
Greif, Inc., Class A	692	23,452	16.1
H&R Block, Inc.	16,896	281,318	193.2
Haemonetics Corp.	282	32,086	22.0
Hancock Whitney Corp.	2,268	47,424	32.6
Hanover Insurance Group, Inc.	739	74,181	51.0
Hawaiian Electric Industries, Inc.	3,995	157,683	108.3
HB Fuller Co.	2,275	83,697	57.5
HCI Group, Inc.	2,081	86,674	59.5
Healthcare Trust of America, Inc., Class A	6,699	164,996	113.3
Heartland Express, Inc.	10,950	214,510	147.3
Helen of Troy Ltd.	1,130	185,636	127.5
Heritage Commerce Corp.	6,316	56,086	38.5
Herman Miller, Inc.	3,426	77,222	53.0
Heska Corp.	82	5,806	4.0
Hillenbrand, Inc.	11,620	243,439	167.2
HMS Holdings Corp.	1,473	42,238	29.0
Hooker Furniture Corp.	3,652	54,743	37.6
Horizon Bancorp	12,938	147,234	101.1
Horizon Therapeutics PLC	1,561	56,258	38.6
Hub Group, Inc., Class A	859	41,326	28.4
Hubbell, Inc.	2,378	295,895	203.3
HubSpot, Inc.	719	121,245	83.3
Huron Consulting Group, Inc.	1,306	73,188	50.3
ICF International, Inc.	1,173	86,262	59.3
IDACORP, Inc.	1,566	143,727	98.7
Independence Realty Trust, Inc.	2,781	28,005	19.2
Independent Bank Corp.	11,565	169,890	116.7
Independent Bank Group, Inc.	1,734	52,558	36.1
Ingevity Corp.	229	11,890	8.2
Inogen, Inc.	469	23,450	16.1
Inphi Corp.	666	64,296	44.2
Insight Enterprises, Inc.	4,374	237,464	163.1
Insperity, Inc.	6,700	319,657	219.6
Inspire Medical Systems, Inc.	283	20,280	13.9
Interactive Brokers Group, Inc., Class A	2,578	105,698	72.6
InterDigital, Inc.	2,585	149,335	102.6
INTL. FCStone, Inc.	1,534	61,299	42.1
Invitae Corp.	6,212	102,809	70.6
ITT, Inc.	3,846	202,761	139.3
J&J Snack Foods Corp.	265	33,663	23.1

36	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
j2 Global, Inc.	1,625	$131,040	90.0%
Jabil, Inc.	921	26,193	18.0
Jack in the Box, Inc.	386	23,276	16.0
John Bean Technologies Corp.	568	43,588	29.9
Johnson Outdoors, Inc., Class A	1,075	73,487	50.5
Kelly Services, Inc., Class A	1,810	27,965	19.2
Kforce, Inc.	2,655	79,517	54.6
Kimball International, Inc., Class B	6,389	78,393	53.8
Knowles Corp.	1,100	17,105	11.8
Kraton Corp.	2,045	31,922	21.9
Kratos Defense & Security Solutions, Inc.	1,249	18,760	12.9
La-Z-Boy, Inc.	3,023	70,889	48.7
Lakeland Bancorp, Inc.	12,637	141,408	97.1
Lancaster Colony Corp.	1,137	153,074	105.1
LeMaitre Vascular, Inc.	490	13,960	9.6
Levi Strauss & Co., Class A	3,007	38,760	26.6
LGI Homes, Inc.	390	23,626	16.2
LHC Group, Inc.	368	47,836	32.9
Limelight Networks, Inc.	10,698	54,239	37.3
Littelfuse, Inc.	55	7,988	5.5
LivePerson, Inc.	5,422	129,803	89.2
Lumentum Holdings, Inc.	497	40,212	27.6
Magellan Health, Inc.	842	51,135	35.1
ManTech International Corp., Class A	268	19,982	13.7
Masimo Corp.	1,325	283,431	194.7
Materion Corp.	1,678	86,820	59.6
Matrix Service Co.	2,761	28,825	19.8
MaxLinear, Inc.	6,597	108,785	74.7
MDC Holdings, Inc.	4,865	142,301	97.7
MEDIA GEN, Inc. CVR	3,231	—	0.0
MEDNAX, Inc.	3,095	44,939	30.9
Mercantile Bank Corp.	7,252	171,147	117.6
Mercury Systems, Inc.	521	46,452	31.9
MFA Financial, Inc.	798	1,397	1.0
MGIC Investment Corp.	4,814	35,190	24.2
Midland States Bancorp, Inc.	9,653	156,572	107.6
MidWestOne Financial Group, Inc.	2,558	53,385	36.7
MobileIron, Inc.	8,272	42,104	28.9
Model N, Inc.	4,223	121,876	83.7
Modine Manufacturing Co.	15,494	71,737	49.3
Moog, Inc., Class A	1,514	74,913	51.5
Morningstar, Inc.	2,160	336,874	231.4
MSA Safety, Inc.	536	60,316	41.4
MSC Industrial Direct Co., Inc., Class A	196	11,689	8.0
Myers Industries, Inc.	2,434	30,084	20.7
MyoKardia, Inc.	482	30,279	20.8
MYR Group, Inc.	3,290	98,700	67.8
Myriad Genetics, Inc.	1,663	25,710	17.7
NanoString Technologies, Inc.	1,146	36,397	25.0
National General Holdings Corp.	11,047	210,224	144.4
National Research Corp., Class A	3,016	155,595	106.9
Navient Corp.	3,447	26,266	18.0
Neenah, Inc.	1,353	66,108	45.4
Nelnet, Inc., Class A	1,811	87,200	59.9
NetScout Systems, Inc.	877	23,223	16.0
Nevro Corp.	310	36,468	25.1
New Relic, Inc.	2,415	129,661	89.1
Nexstar Media Group, Inc., Class A	1,205	84,398	58.0
Nicolet Bankshares, Inc.	1,568	86,271	59.3
NOW, Inc.	8,568	52,865	36.3
Nu Skin Enterprises, Inc., Class A	1,349	39,404	27.1
Nutanix, Inc., Class A	4,934	101,098	69.4

	Shares	Value	% of Basket Value

United States (continued)
NV5 Global, Inc.	582	$27,209	18.7%
Oceaneering International, Inc.	405	2,082	1.4
OceanFirst Financial Corp.	14,899	251,048	172.4
Omnicell, Inc.	397	28,941	19.9
Onto Innovation, Inc.	1,543	50,086	34.4
Ormat Technologies, Inc.	296	18,473	12.7
Orthofix Medical, Inc.	1,433	50,800	34.9
Oshkosh Corp.	1,502	101,430	69.7
Outfront Media, Inc.	1,516	23,786	16.3
Oxford Industries, Inc.	3,412	143,031	98.3
Pacific Biosciences of California, Inc.	20,665	68,298	46.9
PacWest Bancorp	1,312	26,555	18.2
Parsley Energy, Inc., Class A	4,225	39,926	27.4
Parsons Corp.	549	20,533	14.1
Paylocity Holding Corp.	3,356	384,363	264.0
Paysign, Inc.	3,650	31,390	21.6
Peapack Gladstone Financial Corp.	1,597	30,135	20.7
Pegasystems, Inc.	648	54,186	37.2
Penumbra, Inc.	408	72,347	49.7
Perficient, Inc.	2,249	78,333	53.8
Physicians Realty Trust	2,235	34,464	23.7
Pinnacle Financial Partners, Inc.	10,367	417,272	286.6
PJT Partners, Inc., Class A	520	25,293	17.4
Plantronics, Inc.	1,739	24,555	16.9
Plug Power, Inc.	12,181	50,977	35.0
Post Holdings, Inc.	2,938	269,855	185.4
Power Integrations, Inc.	1,056	108,082	74.2
PRA Group, Inc.	2,644	73,345	50.4
Progress Software Corp.	1,468	60,056	41.3
Proofpoint, Inc.	1,078	131,225	90.1
PROS Holdings, Inc.	640	22,010	15.1
Pure Storage, Inc., Class A	4,477	64,469	44.3
Q2 Holdings, Inc.	1,007	80,278	55.1
QCR Holdings, Inc.	7,552	232,451	159.7
QTS Realty Trust, Inc., Class A	4,716	294,891	202.6
Qualys, Inc.	782	82,454	56.6
Quotient Technology, Inc.	27,162	195,023	134.0
RadNet, Inc.	6,841	96,595	66.4
Rambus, Inc.	1,608	20,148	13.8
Rapid7, Inc.	4,043	184,159	126.5
Raven Industries, Inc.	14,257	317,503	218.1
Rayonier, Inc.	1,708	41,043	28.2
RE/MAX Holdings, Inc., Class A	1,611	42,353	29.1
Realogy Holdings Corp.	11,656	50,587	34.7
RealReal, Inc.	2,050	24,067	16.5
Reata Pharmaceuticals, Inc., Class A	337	53,300	36.6
Red Robin Gourmet Burgers, Inc.	1,115	16,312	11.2
Reliance Steel & Aluminum Co.	3,555	318,457	218.8
Reliance Worldwide Corp., Ltd.	14,594	25,675	17.6
Repay Holdings Corp.	2,782	49,714	34.2
Repligen Corp.	832	96,637	66.4
Republic Bancorp, Inc., Class A	2,561	85,358	58.6
Rite Aid Corp.	4,329	62,035	42.6
Rubicon Project, Inc.	3,629	26,020	17.9
Sage Therapeutics, Inc.	1,023	39,877	27.4
SailPoint Technologies Holding, Inc.	7,044	130,948	90.0
ScanSource, Inc.	854	22,136	15.2
Schneider National, Inc., Class B	1,855	40,643	27.9
Scholastic Corp.	908	26,396	18.1
Scientific Games Corp., Class A	8,527	107,525	73.9
Seritage Growth Properties, Class A	6,454	68,283	46.9
Service Corp. International	928	34,095	23.4

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Shutterstock, Inc.	3,916	$148,808	102.2%
Sims Ltd.	5,034	22,630	15.5
Simulations Plus, Inc.	1,160	44,138	30.3
Solaris Oilfield Infrastructure, Inc., Class A	3,475	23,769	16.3
SpartanNash Co.	4,042	69,320	47.6
Sprouts Farmers Market, Inc.	3,821	79,400	54.5
Stamps.com, Inc.	166	26,273	18.0
Steelcase, Inc., Class A	8,914	97,608	67.0
Sterling Bancorp	2,576	31,762	21.8
Strategic Education, Inc.	176	28,037	19.3
Summit Materials, Inc., Class A	1,726	26,080	17.9
Sunrun, Inc.	3,527	49,484	34.0
Supernus Pharmaceuticals, Inc.	6,299	147,397	101.2
SVMK, Inc.	2,897	45,483	31.2
SYNNEX Corp.	1,047	91,675	63.0
Systemax, Inc.	1,181	23,455	16.1
Tabula Rasa HealthCare, Inc.	407	25,779	17.7
Tactile Systems Technology, Inc.	858	44,290	30.4
Taylor Morrison Home Corp., Class A	2,767	40,260	27.7
TCF Financial Corp.	878	26,068	17.9
TechTarget, Inc.	3,518	82,040	56.4
Teladoc Health, Inc.	417	68,634	47.1
Tennant Co.	1,561	92,364	63.4
Terex Corp.	1,648	25,033	17.2
Tetra Tech, Inc.	886	66,698	45.8
Texas Roadhouse, Inc.	2,587	121,822	83.7
Tivity Health, Inc.	5,518	49,496	34.0
Toro Co.	2,513	160,355	110.1
TPI Composites, Inc.	1,761	30,870	21.2
Tradeweb Markets, Inc., Class A	511	26,654	18.3
TriState Capital Holdings, Inc.	8,603	122,335	84.0
Tronox Holdings PLC, Class A	3,006	20,501	14.1
TTM Technologies, Inc.	5,164	59,851	41.1
U.S. Physical Therapy, Inc.	1,977	149,264	102.5
Ultragenyx Pharmaceutical, Inc.	247	14,926	10.3
United Fire Group, Inc.	730	20,878	14.3
Uniti Group, Inc.	3,557	25,112	17.3
Unitil Corp.	1,310	65,906	45.3
Univest Financial Corp.	5,269	93,261	64.1
Upwork, Inc.	1,500	12,495	8.6
US Concrete, Inc.	1,949	37,382	25.7
USANA Health Sciences, Inc.	1,025	91,451	62.8
Valmont Industries, Inc.	748	87,696	60.2
Varonis Systems, Inc.	1,129	75,699	52.0
Vectrus, Inc.	1,563	81,292	55.8
Veracyte, Inc.	3,308	89,217	61.3
ViaSat, Inc.	1,288	54,611	37.5
Vicor Corp.	1,560	82,945	57.0
Virtus Investment Partners, Inc.	1,103	89,641	61.6
Virtusa Corp.	2,344	77,352	53.1
Visteon Corp.	648	39,074	26.8
Vivint Solar, Inc.	14,059	89,134	61.2
Vocera Communications, Inc.	2,824	53,543	36.8
Wabash National Corp.	4,229	34,678	23.8
Watts Water Technologies, Inc., Class A	2,506	206,494	141.8
Webster Financial Corp.	2,420	68,365	47.0
Weis Markets, Inc.	1,554	77,747	53.4
Welbilt, Inc.	11,156	54,999	37.8
Werner Enterprises, Inc.	1,678	67,321	46.2
WesBanco, Inc.	2,737	67,549	46.4
Wintrust Financial Corp.	108	4,525	3.1
WisdomTree Investments, Inc.	4,679	15,160	10.4

	Shares	Value	% of Basket Value

United States (continued)
Woodward, Inc.	1,284	$77,759	53.4%
Workiva, Inc.	2,014	77,237	53.1
WW International, Inc.	5,197	132,575	91.1
Yext, Inc.	4,420	56,576	38.9
Zendesk, Inc.	4,660	358,261	246.1
Zscaler, Inc.	1,084	72,715	49.9
Zuora, Inc., Class A	3,414	36,086	24.8
Zynga, Inc., Class A	28,375	213,948	147.0

		30,579,583

Total Reference Entity — Long		71,904,929

Reference Entity — Short

Australia
Abacus Property Group	(23,187)	(38,228)	(26.3)
Adelaide Brighton, Ltd.	(76,797)	(135,276)	(92.9)
Altium Ltd.	(804)	(17,892)	(12.3)
ARB Corp. Ltd.	(5,599)	(54,984)	(37.8)
Bank of Queensland, Ltd.	(122,817)	(414,118)	(284.5)
Bingo Industries Ltd.	(16,589)	(25,124)	(17.3)
Bravura Solutions Ltd.	(47,652)	(148,801)	(102.2)
Breville Group Ltd.	(3,100)	(35,080)	(24.1)
Brickworks Ltd.	(10,222)	(90,215)	(62.0)
carsales.com, Ltd.	(13,574)	(124,172)	(85.3)
Charter Hall Group	(29,525)	(145,899)	(100.2)
Cleanaway Waste Management, Ltd.	(12,757)	(15,392)	(10.6)
Collins Foods Ltd.	(9,368)	(44,550)	(30.6)
Elders Ltd.	(6,493)	(36,405)	(25.0)
EML Payments Ltd.	(35,379)	(63,894)	(43.9)
G8 Education, Ltd.	(15,990)	(8,238)	(5.7)
G8 Education, Ltd.	(35,178)	(19,727)	(13.5)
GrainCorp Ltd.	(14,834)	(34,065)	(23.4)
Healius Ltd.	(19,199)	(32,111)	(22.0)
Iluka Resources Ltd.	(32,887)	(163,121)	(112.0)
Link Administration Holdings Ltd.	(10,001)	(24,403)	(16.8)
nib holdings Ltd.	(20,831)	(66,570)	(45.7)
Orora Ltd.	(19,407)	(32,252)	(22.1)
Premier Investments Ltd.	(10,807)	(108,309)	(74.4)
Qube Holdings Ltd.	(137,620)	(286,485)	(196.8)
Seven Group Holdings Ltd.	(31,691)	(311,633)	(214.1)
St Barbara Ltd.	(27,020)	(45,604)	(31.3)
Star Entertainment Grp Ltd. (The)	(37,194)	(72,917)	(50.1)
Super Retail Group Ltd.	(5,133)	(20,941)	(14.4)
Village Roadshow Ltd.	(3,511)	(5,103)	(3.5)
Webjet Ltd.	(15,828)	(31,034)	(21.3)
Western Areas Ltd.	(46,032)	(64,887)	(44.6)
Westgold Resources Ltd.	(30,197)	(39,671)	(27.2)

		(2,757,101)

Austria
Agrana Beteiligungs AG	(2,594)	(47,725)	(32.8)
AT&S Austria Technologie & Systemtechnik AG	(4,951)	(85,336)	(58.6)
DO & Co. AG	(46)	(2,295)	(1.6)
FACC AG	(7,615)	(60,996)	(41.9)
Kapsch TrafficCom AG	(2,615)	(51,009)	(35.0)
Schoeller-Bleckmann Oilfield Equipment AG	(2,947)	(87,073)	(59.8)
Semperit AG Holding	(770)	(9,580)	(6.6)

		(344,014)

Belgium
Aedifica SA	(190)	(18,415)	(12.7)
AGFA-Gevaert NV	(30,937)	(122,551)	(84.2)

38	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Belgium (continued)
Bekaert SA	(2,008)	$(42,451)	(29.2	) %
Cie d’Entreprises CFE	(875)	(67,910)	(46.6)
D’ieteren SA	(1,228)	(61,540)	(42.3)
Econocom Group SA	(7,521)	(14,476)	(9.9)
Elia System Operator SA	(334)	(38,404)	(26.4)
Ion Beam Applications	(4,410)	(36,584)	(25.1)
Mithra Pharmaceuticals SA	(2,999)	(74,854)	(51.4)
Van de Velde NV	(398)	(10,075)	(6.9)

		(487,260)

Canada
Altus Group Ltd.	(5,784)	(174,648)	(120.0)
Badger Daylighting, Ltd.	(5,130)	(111,486)	(76.6)
Canfor Corp.	(13,776)	(96,000)	(65.9)
Capital Power Corp.	(10,637)	(205,870)	(141.4)
Cascades, Inc.	(2,492)	(24,939)	(17.1)
Centerra Gold, Inc.	(9,248)	(73,947)	(50.8)
Cineplex, Inc.	(3,447)	(41,207)	(28.3)
Cogeco Communications, Inc.	(464)	(34,305)	(23.6)
Colliers International Group, Inc.	(342)	(18,769)	(12.9)
Descartes Systems Group, Inc.	(8,450)	(355,192)	(244.0)
DREAM Un Ltd. Corp., Class A	(44,168)	(278,281)	(191.2)
Eldorado Gold Corp.	(5,885)	(56,104)	(38.5)
Enghouse Systems Ltd.	(7,189)	(269,339)	(185.0)
Equinox Gold Corp.	(5,748)	(48,026)	(33.0)
Finning International, Inc.	(6,010)	(76,293)	(52.4)
goeasy Ltd.	(679)	(21,688)	(14.9)
Great Canadian Gaming Corp.	(4,436)	(86,397)	(59.3)
Interfor Corp.	(10,399)	(61,335)	(42.1)
InterRent Real Estate Investment Trust	(2,632)	(27,474)	(18.9)
Kinaxis, Inc.	(2,232)	(224,363)	(154.1)
Linamar Corp.	(1,162)	(27,916)	(19.2)
MAG Silver Corp.	(3,448)	(39,213)	(26.9)
Mercer International, Inc.	(9,078)	(91,506)	(62.9)
Norbord, Inc.	(9,909)	(160,742)	(110.4)
Northland Power, Inc.	(5,976)	(128,240)	(88.1)
Northview Apartment Real Estate Investment Trust	(5,007)	(126,618)	(87.0)
Novagold Resources, Inc.	(14,543)	(163,197)	(112.1)
Osisko Gold Royalties Ltd.	(2,000)	(18,262)	(12.5)
Park Lawn Corp.	(14,137)	(221,610)	(152.2)
Premium Brands Holdings Corp.	(9,090)	(548,162)	(376.5)
Pretium Resources, Inc.	(2,096)	(16,007)	(11.0)
Richelieu Hardware Ltd.	(9,454)	(179,578)	(123.4)
SEMAFO, Inc.	(11,685)	(29,381)	(20.2)
Stantec, Inc.	(6,091)	(179,542)	(123.3)
Stella-Jones, Inc.	(14,020)	(349,505)	(240.1)
Superior Plus Corp.	(11,300)	(80,207)	(55.1)
TFI International, Inc.	(671)	(18,607)	(12.8)
Torex Gold Resources, Inc.	(2,988)	(42,525)	(29.2)
Toromont Industries Ltd.	(3,242)	(152,324)	(104.6)
TransAlta Corp.	(11,439)	(67,305)	(46.2)
Transat AT, Inc.	(11,632)	(84,402)	(58.0)
Transcontinental, Inc., Class A	(2,673)	(24,215)	(16.6)
Uni-Select, Inc.	(900)	(2,754)	(1.9)
Uranium Participation Corp.	(21,737)	(76,519)	(52.6)
Winpak Ltd.	(2,348)	(78,185)	(53.7)
WPT Industrial Real Estate Investment Trust	(14,177)	(162,610)	(111.7)

		(5,354,795)

China
Health & Happiness H&H International Holdings Ltd.	(8,000)	(30,594)	(21.0)
Minth Group Ltd.	(10,000)	(24,046)	(16.5)

		(54,640)

	Shares	Value	% of Basket Value

Denmark
ALK-Abello A/S	(144)	$(36,631)	(25.2	) %
Dfds A/S	(6,461)	(164,016)	(112.7)
FLSmidth & Co. A/S	(1,853)	(48,769)	(33.5)
Netcompany Group A/S	(1,712)	(88,446)	(60.7)
Nilfisk Holding A/S	(6,319)	(89,503)	(61.5)
NNIT A/S	(5,490)	(93,986)	(64.6)
Ringkjoebing Landbobank A/S	(697)	(43,753)	(30.0)
Rockwool International A/S, -B Shares	(619)	(130,089)	(89.4)
Sydbank A/S	(2,935)	(48,496)	(33.3)
Topdanmark A/S	(9,659)	(389,908)	(267.8)

		(1,133,597)

Faeroe Islands
Bakkafrost P/F	(925)	(45,731)	(31.4)

Finland
Adapteo OYJ	(2,487)	(17,834)	(12.2)
F-Secure OYJ	(25,068)	(75,474)	(51.8)
Konecranes OYJ	(1,174)	(25,481)	(17.5)
Metsa Board OYJ	(16,656)	(116,015)	(79.7)
Sanoma OYJ	(8,051)	(72,692)	(49.9)
TietoEVRY OYJ	(1,198)	(29,191)	(20.1)
Uponor OYJ	(2,385)	(26,743)	(18.4)

		(363,430)

France
Adevinta ASA	(1,072)	(8,904)	(6.1)
Beneteau SA	(19,722)	(124,879)	(85.8)
Bonduelle SCA	(4,278)	(93,585)	(64.3)
Chargeurs SA	(2,125)	(40,321)	(27.7)
Derichebourg SA	(66,752)	(187,306)	(128.7)
FFP	(218)	(14,785)	(10.1)
Guerbet	(129)	(4,069)	(2.8)
Jacquet Metal Service SA	(993)	(10,120)	(6.9)
Nexans SA	(1,037)	(36,936)	(25.4)
Oeneo SA	(13,322)	(157,757)	(108.4)
Trigano SA	(778)	(57,253)	(39.3)

		(735,915)

Germany
Aareal Bank AG	(7,357)	(119,838)	(82.3)
ADLER Real Estate AG	—	—	0.0
Amadeus Fire AG	(218)	(22,449)	(15.4)
AURELIUS Equity Opportunities SE & Co. KGaA	(8,318)	(145,604)	(100.0)
Aurubis AG	(424)	(21,981)	(15.1)
Bechtle AG	(262)	(37,890)	(26.0)
Bertrandt AG	(1,162)	(44,759)	(30.7)
Borussia Dortmund GmbH & Co. KGaA	(8,626)	(60,809)	(41.8)
CropEnergies AG	(6,240)	(49,258)	(33.8)
Dermapharm Holding SE	(529)	(25,086)	(17.2)
Deutz AG	(11,093)	(42,639)	(29.3)
Elmos Semiconductor AG	(1,133)	(22,568)	(15.5)
ElringKlinger AG	(5,655)	(30,830)	(21.2)
Flatex AG	(5,625)	(176,273)	(121.1)
H&R GmbH & Co. KGaA	(10)	(45)	0.0
HUGO BOSS AG	(3,071)	(85,264)	(58.6)
Jenoptik AG	(2,766)	(56,965)	(39.1)
JOST Werke AG	(4,107)	(111,391)	(76.5)
Jungheinrich AG	(11,210)	(202,435)	(139.1)
KWS Saat SE & Co. KGaA	(4,647)	(267,352)	(183.6)
Pfeiffer Vacuum Technology AG	(524)	(86,342)	(59.3)
RHOEN-KLINIKUM AG	(3,794)	(75,523)	(51.9)
SGL Carbon SE	(39,578)	(122,571)	(84.2)
Siltronic AG	(84)	(7,191)	(4.9)

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Germany (continued)
VERBIO Vereinigte BioEnergie AG	(6,088)	$(55,278)	(38.0	) %
Vossloh AG	(5,503)	(207,819)	(142.8)
Wacker Chemie AG	(967)	(56,384)	(38.7)
Wacker Neuson SE	(3,561)	(44,212)	(30.4)
Washtec AG	(1,076)	(42,454)	(29.2)

		(2,221,210)

Hong Kong
HKBN Ltd.	(27,500)	(47,358)	(32.5)
Johnson Electric Holdings, Ltd.	(120,000)	(201,493)	(138.4)
Mandarin Oriental International Ltd.	(66,085)	(92,519)	(63.6)
Melco International Development Ltd.	(270,000)	(504,715)	(346.7)

		(846,085)

Ireland
Greencore Group PLC	(47,565)	(108,937)	(74.8)
Keywords Studios PLC	(1,058)	(21,195)	(14.6)
Origin Enterprises PLC	(31,474)	(91,902)	(63.1)

		(222,034)

Israel
Airport City Ltd.	(7,673)	(116,413)	(80.0)
Cellcom Israel Ltd.	(16,565)	(60,997)	(41.9)
Clal Insurance Enterprises Holdings Ltd.	(13,751)	(136,642)	(93.9)
Delek Group Ltd.	(728)	(33,147)	(22.8)
Fattal Holdings 1998 Ltd.	(432)	(29,595)	(20.3)
Gazit-Globe Ltd.	(1,561)	(11,557)	(7.9)
Gilat Satellite Networks Ltd.	(15,347)	(132,031)	(90.7)
Hadera Paper Ltd.	(1,434)	(66,373)	(45.6)
Isracard Ltd.	(48,261)	(126,532)	(86.9)
Israel Corp. Ltd.	(233)	(30,064)	(20.6)
Menora Mivtachim Holdings Ltd.	(6,466)	(86,307)	(59.3)
Partner Communications Co. Ltd.	(26,797)	(116,846)	(80.3)
Phoenix Holdings Ltd.	(33,138)	(174,268)	(119.7)
Shikun & Binui Ltd.	(24,693)	(102,490)	(70.4)
Summit Real Estate Holdings Ltd.	(1,375)	(17,177)	(11.8)

		(1,240,439)

Italy
Arnoldo Mondadori Editore SpA	(47,012)	(63,965)	(43.9)
Banca Popolare di Sondrio SCPA	(109,021)	(173,079)	(118.9)
Brunello Cucinelli SpA	(2,240)	(72,234)	(49.6)
Danieli & C Officine Meccaniche SpA	(1,689)	(21,468)	(14.8)
Danieli & C Officine Meccaniche SpA	(20,576)	(152,817)	(105.0)
De’ Longhi SpA	(2,780)	(50,246)	(34.5)
doValue SpA	(7,466)	(55,144)	(37.9)
Falck Renewables SpA	(6,081)	(29,888)	(20.5)
Freni Brembo SpA	(10,025)	(85,045)	(58.4)
Gruppo MutuiOnline SpA	(475)	(8,627)	(5.9)
Illimity Bank SpA	(14,119)	(94,646)	(65.0)
Italmobiliare SpA	(2,332)	(69,789)	(47.9)
La Doria SpA	(6,746)	(71,609)	(49.2)
SAES Getters SpA	(2,201)	(53,283)	(36.6)
Societa Cattolica di Assicurazioni	(11,529)	(63,874)	(43.9)
Tamburi Investment Partners SpA	(22,135)	(143,176)	(98.4)
Tod’s SpA	(4,427)	(135,560)	(93.1)

		(1,344,450)

Japan
ARTERIA Networks Corp.	(2,100)	(41,624)	(28.6)
ASKUL Corp.	(1,600)	(45,682)	(31.4)
Bank of Nagoya Ltd.	(4,700)	(98,633)	(67.7)
Bic Camera, Inc.	(37,400)	(346,240)	(237.8)
Change, Inc.	(1,800)	(69,734)	(47.9)
Chiyoda Corp.	(34,900)	(78,595)	(54.0)

	Shares	Value	% of Basket Value

Japan (continued)
Descente Ltd.	(7,200)	$(95,866)	(65.8	) %
eRex Co. Ltd.	(6,900)	(96,125)	(66.0)
euglena Co. Ltd.	(4,000)	(22,770)	(15.6)
Ferrotec Holdings Corp.	(7,500)	(45,050)	(30.9)
Fukuda Corp.	(1,300)	(50,026)	(34.4)
Fuso Chemical Co. Ltd.	(2,900)	(85,888)	(59.0)
Gunosy, Inc.	(3,700)	(29,640)	(20.4)
Harmonic Drive Systems, Inc.	(2,600)	(120,117)	(82.5)
Heiwa Real Estate REIT, Inc.	(232)	(204,622)	(140.6)
Hirata Corp.	(1,800)	(86,349)	(59.3)
Ichibanya Co. Ltd.	(500)	(20,769)	(14.3)
IDOM, Inc.	(27,600)	(110,484)	(75.9)
Information Services International-Dentsu Ltd.	(2,800)	(118,809)	(81.6)
IR Japan Holdings Ltd.	(900)	(53,859)	(37.0)
Japan Best Rescue System Co. Ltd.	(6,700)	(47,370)	(32.5)
Japan Elevator Service Holdings Co. Ltd.	(1,200)	(30,519)	(21.0)
Japan Lifeline Co. Ltd.	(8,000)	(94,081)	(64.6)
JINS Holdings, Inc.	(400)	(21,099)	(14.5)
Kanto Denka Kogyo Co. Ltd.	(22,400)	(178,075)	(122.3)
Kappa Create Co. Ltd.	(8,800)	(108,184)	(74.3)
Kawasaki Kisen Kaisha Ltd.	(23,300)	(229,230)	(157.5)
Keiyo Co. Ltd.	(4,100)	(21,895)	(15.0)
Kenko Mayonnaise Co. Ltd.	(2,500)	(45,947)	(31.6)
KLab, Inc.	(7,300)	(49,403)	(33.9)
LEC, Inc.	(1,900)	(20,969)	(14.4)
MCJ Co. Ltd.	(10,200)	(67,667)	(46.5)
Megachips Corp.	(2,300)	(34,581)	(23.8)
Mirai Corp.	(115)	(38,723)	(26.6)
Mitsubishi Estate Logistics REIT Investment Corp.	(7)	(22,796)	(15.7)
Mitsui High-Tec, Inc.	(1,200)	(13,445)	(9.2)
Money Forward, Inc.	(900)	(41,900)	(28.8)
Nextage Co. Ltd.	(1,200)	(8,094)	(5.6)
Nippon Sharyo Ltd.	(2,200)	(56,285)	(38.7)
Nishi-Nippon Railroad Co. Ltd.	(4,700)	(115,043)	(79.0)
Nissan Shatai Co. Ltd.	(31,200)	(249,769)	(171.6)
Nissei ASB Machine Co. Ltd.	(600)	(16,147)	(11.1)
Onward Holdings Co. Ltd.	(20,400)	(63,825)	(43.8)
Optorun Co. Ltd.	(1,500)	(40,742)	(28.0)
PKSHA Technology, Inc.	(1,200)	(26,871)	(18.5)
Rokko Butter Co. Ltd.	(5,800)	(76,857)	(52.8)
Rorze Corp.	(2,100)	(86,403)	(59.3)
RS Technologies Co. Ltd.	(2,400)	(57,815)	(39.7)
Sanken Electric Co., Ltd.	(3,500)	(72,946)	(50.1)
Sansan, Inc.	(500)	(24,534)	(16.9)
Stella Chemifa Corp.	(3,300)	(71,965)	(49.4)
Taiyo Yuden Co. Ltd.	(5,400)	(150,567)	(103.4)
Takara Leben Real Estate Investment Corp.	(52)	(40,271)	(27.7)
Tanaka Chemical Corp.	(1,700)	(8,513)	(5.8)
Tokai Carbon Co. Ltd.	(38,637)	(319,515)	(219.5)
Toyobo Co., Ltd.	(3,500)	(40,771)	(28.0)
Tri Chemical Laboratories, Inc.	(900)	(79,966)	(54.9)
Yokowo Co. Ltd.	(5,200)	(117,349)	(80.6)

		(4,611,014)

Jordan
Hikma Pharmaceuticals PLC	(3,577)	(106,538)	(73.2)

Kazakhstan
KAZ Minerals PLC	(13,482)	(70,122)	(48.2)

Luxembourg
APERAM SA	(7,373)	(191,041)	(131.2)

40	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Monaco
Endeavour Mining Corp.	(3,519)	$(63,354)	(43.5	) %

Netherlands
Aalberts NV	(3,633)	(102,304)	(70.3)
Accell Group NV	(4,515)	(84,374)	(57.9)
AMG Advanced Metallurgical Group NV	(1,554)	(26,147)	(18.0)
Basic-Fit NV	(1,144)	(23,239)	(16.0)
ForFarmers NV	(7,813)	(52,056)	(35.8)
Intertrust NV	(3,048)	(48,032)	(33.0)
NIBC Holding NV	(11,666)	(87,999)	(60.4)
OCI NV	(4,380)	(52,890)	(36.3)
SIF Holding NV	(8,479)	(90,819)	(62.4)
TKH Group NV	(869)	(30,488)	(20.9)

		(598,348)

New Zealand
Contact Energy Ltd.	(14,564)	(55,544)	(38.2)
Genesis Energy Ltd.	(11,903)	(20,518)	(14.1)
Infratil Ltd.	(43,179)	(120,901)	(83.0)
Summerset Group Holdings Ltd.	(23,354)	(86,132)	(59.2)
Synlait Milk Ltd.	(3,251)	(13,575)	(9.3)

		(296,670)

Norway
Atea ASA	(4,741)	(41,504)	(28.5)
Axactor SE	(18,955)	(12,336)	(8.5)
Golden Ocean Group Ltd.	(8,487)	(30,368)	(20.8)
Sparebank 1 Oestlandet	(5,464)	(44,491)	(30.6)
Stolt-Nielsen Ltd.	(19,714)	(167,960)	(115.4)
TGS Nopec Geophysical Co. ASA	(7,034)	(107,721)	(74.0)

		(404,380)

Peru
Hochschild Mining PLC	(20,084)	(35,039)	(24.1)

Portugal
Altri SGPS SA	(70,982)	(374,628)	(257.3)
Corticeira Amorim SGPS SA	(22,350)	(235,490)	(161.8)
CTT-Correios de Portugal SA	(17,435)	(41,078)	(28.2)
Mota-Engil SGPS SA	(57,228)	(72,072)	(49.5)
Navigator Co. SA	(19,953)	(51,843)	(35.6)
Semapa-Sociedade de Investimento e Gestao	(3,155)	(31,117)	(21.4)

		(806,228)

Puerto Rico
EVERTEC, Inc.	(3,312)	(83,926)	(57.6)
First BanCorp	(3,984)	(23,227)	(16.0)
Popular, Inc.	(1,179)	(45,497)	(31.2)

		(152,650)

Singapore
Kulicke & Soffa Industries, Inc.	(194)	(4,650)	(3.2)
Mapletree Industrial Trust	(18,900)	(33,932)	(23.3)
Wing Tai Holdings Ltd.	(163,700)	(200,134)	(137.5)

		(238,716)

Spain
Aedas Homes SA	(15,968)	(244,273)	(167.8)
Almirall SA	(3,123)	(40,275)	(27.7)
Befesa SA	(6,974)	(220,321)	(151.3)
Construcciones y Auxiliar de Ferrocarriles SA	(1,932)	(66,145)	(45.4)
Metrovacesa SA	(27,151)	(149,626)	(102.8)
Neinor Homes SA	(8,725)	(76,446)	(52.5)

		(797,086)

	Shares	Value	% of Basket Value

Sweden
Arjo AB, -B Shares	(19,263)	$(95,139)	(65.3	) %
Beijer Ref AB	(2,375)	(48,800)	(33.5)
Betsson AB	(8,569)	(48,288)	(33.2)
Bilia AB, -A Shares	(15,877)	(107,675)	(74.0)
Bonava AB, -B Shares	(10,709)	(51,904)	(35.7)
Boozt AB	(12,685)	(78,578)	(54.0)
Camurus AB	(6,320)	(76,965)	(52.9)
Cellavision AB	(3,638)	(104,834)	(72.0)
Climeon AB	(8,302)	(46,294)	(31.8)
Cloetta AB, -B Shares	(8,041)	(18,611)	(12.8)
Collector AB	—	—	0.0
Electrolux Professional AB	(61,802)	(142,283)	(97.7)
Fastighets AB Balder	(3,611)	(142,697)	(98.0)
Fingerprint Cards AB	(14,605)	(22,958)	(15.8)
Fortnox AB	(849)	(19,494)	(13.4)
Granges AB	(5,004)	(36,564)	(25.1)
Hexpol AB	(11,226)	(80,650)	(55.4)
JM AB	(2,651)	(49,129)	(33.7)
Loomis AB	(6,962)	(169,774)	(116.6)
Mekonomen AB	(3,412)	(17,670)	(12.1)
Modern Times Group MTG AB, -B Shares	(4,051)	(40,755)	(28.0)
Nibe Industrier AB, -B Shares	(16,680)	(311,195)	(213.8)
Nordic Entertainment Group AB	(314)	(7,442)	(5.1)
Ratos AB, -B Shares	(9,138)	(21,631)	(14.9)
RaySearch Laboratories AB	(5,567)	(42,322)	(29.1)
SSAB AB, -A Shares	(63,335)	(152,138)	(104.5)
SSAB AB, -B Shares	(71,007)	(164,112)	(112.7)
Trelleborg AB, -B Shares	(37,069)	(472,033)	(324.2)
Troax Group AB	(4,067)	(46,585)	(32.0)
Xvivo Perfusion AB	(2,895)	(40,903)	(28.1)

		(2,657,423)

Switzerland
Ascom Holding AG	(10,695)	(81,112)	(55.7)
Autoneum Holding AG	(1,208)	(106,439)	(73.1)
Bachem Holding AG	(161)	(38,033)	(26.1)
Banque Cantonale Vaudoise	(62)	(54,744)	(37.6)
Bossard Holding AG	(1,746)	(217,766)	(149.6)
Bucher Industries AG	(1,092)	(307,982)	(211.6)
Burckhardt Compression Holding AG	(1,090)	(221,172)	(151.9)
Cembra Money Bank AG	(1,016)	(96,589)	(66.3)
Coltene Holding AG	(2,368)	(158,179)	(108.7)
Comet Holding AG	(210)	(28,146)	(19.3)
Conzzeta AG	(117)	(100,275)	(68.9)
Daetwyler Holding AG	(363)	(62,211)	(42.7)
dormakaba Holding AG	(206)	(102,802)	(70.6)
EFG International AG	(14,223)	(88,314)	(60.7)
Flughafen Zurich AG	(4,054)	(501,345)	(344.4)
Garrett Motion, Inc.	(22,019)	(120,004)	(82.4)
Georg Fischer AG, Registered Shares	(99)	(73,884)	(50.7)
Gurit Holding AG	(132)	(188,242)	(129.3)
Huber + Suhner AG	(1,395)	(89,084)	(61.2)
Komax Holding AG	(504)	(73,103)	(50.2)
Medartis Holding AG	(973)	(39,162)	(26.9)
Mobilezone Holding AG	(19,097)	(169,113)	(116.2)
Rieter Holding AG	(474)	(46,233)	(31.8)
Swissquote Group Holding SA	(2,718)	(175,991)	(120.9)

		(3,139,925)

United Arab Emirates
Network International Holdings PLC	(4,517)	(23,559)	(16.2)

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United Kingdom
B&M European Value Retail SA	(73,529)	$(307,494)	(211.2	) %
Balfour Beatty PLC	(18,478)	(60,140)	(41.3)
Beazley PLC	(9,710)	(48,012)	(33.0)
Bodycote PLC	(18,911)	(138,351)	(95.0)
Cairn Energy PLC	(30,653)	(43,188)	(29.7)
CVS Group PLC	(4,100)	(47,250)	(32.5)
De La Rue PLC	(64,696)	(54,432)	(37.4)
Domino’s Pizza Group PLC	(8,094)	(35,074)	(24.1)
DS Smith PLC	(22,614)	(88,668)	(60.9)
Electrocomponents PLC	(2,459)	(17,862)	(12.3)
Equiniti Group PLC	(56,079)	(120,902)	(83.1)
Essentra PLC	(45,554)	(159,889)	(109.8)
GB Group PLC	(2,213)	(18,755)	(12.9)
Greggs PLC	(1,491)	(34,403)	(23.6)
Hill & Smith Holdings PLC	(3,684)	(53,407)	(36.7)
IG Design Group PLC	(5,551)	(36,685)	(25.2)
Intermediate Capital Group PLC	(1,673)	(23,668)	(16.3)
LXI REIT PLC	(20,561)	(27,381)	(18.8)
National Express Group PLC	(10,595)	(36,459)	(25.0)
NCC Group PLC	(40,050)	(82,737)	(56.8)
Numis Corp. PLC	(8,218)	(27,484)	(18.9)
Pagegroup PLC	(4,723)	(22,367)	(15.4)
Paragon Banking Group PLC	(6,005)	(25,141)	(17.3)
Quilter PLC	(37,596)	(58,362)	(40.1)
Restaurant Group PLC	(23,371)	(15,898)	(10.9)
Restore PLC	(14,333)	(69,842)	(48.0)
Rightmove PLC	(22,077)	(138,035)	(94.8)
Rotork PLC	(27,944)	(87,113)	(59.8)
RWS Holdings PLC	(19,504)	(131,734)	(90.5)
Savills PLC	(14,926)	(181,707)	(124.8)
Serica Energy PLC	(14,600)	(17,339)	(11.9)
Signature Aviation PLC	(49,543)	(121,673)	(83.6)
Spectris PLC	(4,112)	(138,659)	(95.3)
Stagecoach Group PLC	(68,619)	(64,339)	(44.2)
Ted Baker PLC	(3,898)	(7,487)	(5.1)
TP ICAP PLC	(932)	(3,979)	(2.7)
Tritax Big Box REIT PLC	(20,052)	(30,435)	(20.9)
Vesuvius PLC	(35,455)	(178,980)	(122.9)
Victrex PLC	(3,575)	(89,575)	(61.5)

		(2,844,906)

United States
A10 Networks, Inc.	(7,479)	(51,082)	(35.1)
ABM Industries, Inc.	(2,944)	(101,539)	(69.7)
ACI Worldwide, Inc.	(8,522)	(233,503)	(160.4)
Acushnet Holdings Corp.	(3,625)	(99,325)	(68.2)
Adtran, Inc.	(5,658)	(58,164)	(40.0)
Aegion Corp.	(2,315)	(37,156)	(25.5)
Affiliated Managers Group, Inc.	(3,078)	(215,337)	(147.9)
AGCO Corp.	(806)	(42,589)	(29.3)
Air Lease Corp.	(8,945)	(233,912)	(160.7)
Air Transport Services Group, Inc.	(3,975)	(80,454)	(55.3)
Alacer Gold Corp.	(5,198)	(26,663)	(18.3)
Alexander’s, Inc.	(949)	(299,182)	(205.5)
Allison Transmission Holdings, Inc.	(2,940)	(106,840)	(73.4)
Alteryx, Inc., Class A	(253)	(28,635)	(19.7)
Ambac Financial Group, Inc.	(9,700)	(166,840)	(114.6)
American Assets Trust, Inc.	(3,978)	(112,657)	(77.4)
American Eagle Outfitters, Inc.	(7,838)	(62,312)	(42.8)
American Vanguard Corp.	(5,738)	(72,127)	(49.5)
Ameris Bancorp	(3,961)	(100,728)	(69.2)
AMERISAFE, Inc.	(746)	(47,498)	(32.6)
Amneal Pharmaceuticals, Inc.	(7,862)	(28,539)	(19.6)

	Shares	Value	% of Basket Value

United States (continued)
Anaplan, Inc.	(2,308)	$(94,305)	(64.8	) %
Andersons, Inc.	(2,139)	(36,299)	(24.9)
ANI Pharmaceuticals, Inc.	(417)	(16,684)	(11.5)
Anterix, Inc.	(1,122)	(58,905)	(40.5)
Apollo Medical Holdings, Inc.	(1,445)	(22,455)	(15.4)
Applied Industrial Technologies, Inc.	(1,800)	(94,302)	(64.8)
Arcosa, Inc.	(2,394)	(89,224)	(61.3)
Armstrong World Industries, Inc.	(2,095)	(161,483)	(110.9)
Arrow Financial Corp.	(4,067)	(115,909)	(79.6)
Asbury Automotive Group, Inc.	(1,856)	(125,280)	(86.1)
Assetmark Financial Holdings, Inc.	(5,624)	(134,920)	(92.7)
Astec Industries, Inc.	(3,688)	(147,926)	(101.6)
Atlantic Union Bankshares Corp.	(3,042)	(72,613)	(49.9)
Atlas Air Worldwide Holdings, Inc.	(3,383)	(111,132)	(76.3)
AutoNation, Inc.	(6,487)	(241,576)	(165.9)
Avanos Medical, Inc.	(2,537)	(78,774)	(54.1)
Axcelis Technologies, Inc.	(1,249)	(29,177)	(20.0)
Axis Capital Holdings Ltd.	(2,690)	(98,454)	(67.6)
B&G Foods, Inc.	(1,300)	(25,246)	(17.3)
BancorpSouth Bank	(995)	(21,781)	(15.0)
Bank of Marin Bancorp	(528)	(17,403)	(12.0)
Banner Corp.	(1,531)	(58,836)	(40.4)
Barnes Group, Inc.	(4,864)	(186,680)	(128.2)
BGC Partners, Inc., Class A	(25,149)	(77,836)	(53.5)
BioDelivery Sciences International, Inc.	(8,294)	(37,821)	(26.0)
Bloomin’ Brands, Inc.	(3,142)	(37,861)	(26.0)
BMC Stock Holdings, Inc.	(16,301)	(346,396)	(237.9)
Bonanza Creek Energy, Inc.	(1,500)	(26,190)	(18.0)
Boston Omaha Corp., Class A	(1,091)	(17,707)	(12.2)
Boyd Gaming Corp.	(3,125)	(52,156)	(35.8)
Bright Horizons Family Solutions, Inc.	(412)	(47,977)	(33.0)
BrightSphere Investment Group PLC	(2,472)	(18,318)	(12.6)
BrightView Holdings, Inc.	(3,214)	(41,203)	(28.3)
Brink’s Co.	(1,114)	(56,948)	(39.1)
Brixmor Property Group, Inc.	(4,923)	(56,368)	(38.7)
Brookdale Senior Living, Inc.	(5,697)	(20,566)	(14.1)
Brooks Automation, Inc.	(1,683)	(64,779)	(44.5)
Brunswick Corp.	(2,830)	(135,048)	(92.8)
Bryn Mawr Bank Corp.	(4,045)	(117,770)	(80.9)
Buckle, Inc.	(7,403)	(113,340)	(77.9)
Builders FirstSource, Inc.	(3,819)	(70,079)	(48.1)
Cabot Corp.	(2,299)	(77,913)	(53.5)
Cactus, Inc.	(1,491)	(26,510)	(18.2)
Cal-Maine Foods, Inc.	(7,308)	(303,355)	(208.4)
Cannae Holdings, Inc.	(1,376)	(43,413)	(29.8)
Cardlytics, Inc.	(782)	(35,151)	(24.1)
Carvana Co.	(245)	(19,627)	(13.5)
Casella Waste Systems, Inc.	(3,942)	(182,830)	(125.6)
Cass Information Systems, Inc.	(4,442)	(178,169)	(122.4)
CatchMark Timber Trust, Inc.	(2,968)	(23,328)	(16.0)
Cato Corp., Class A	(2,777)	(31,269)	(21.5)
Cavco Industries, Inc.	(302)	(46,713)	(32.1)
CBIZ, Inc.	(1,994)	(47,357)	(32.5)
CenterState Bank Corp.	(4,673)	(81,263)	(55.8)
Central Garden & Pet Co., Class A	(418)	(12,711)	(8.7)
Century Aluminum Co.	(4,719)	(20,528)	(14.1)
Century Bancorp, Inc., Class A	(346)	(25,843)	(17.8)
Ceridian HCM Holding, Inc.	(826)	(48,709)	(33.5)
Change Healthcare, Inc.	(7,101)	(82,656)	(56.8)
Chart Industries, Inc.	(951)	(33,970)	(23.3)
Chase Corp.	(442)	(41,663)	(28.6)
Choice Hotels International, Inc.	(2,814)	(211,191)	(145.1)

42	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Cimarex Energy Co.	(5,228)	$(132,896)	(91.3	) %
Cinemark Holdings, Inc.	(2,998)	(42,811)	(29.4)
City Holding Co.	(4,771)	(322,472)	(221.5)
Clean Harbors, Inc.	(2,043)	(109,157)	(75.0)
Clearwater Paper Corp.	(2,066)	(49,460)	(34.0)
Cleveland-Cliffs, Inc.	(8,049)	(35,255)	(24.2)
CNX Resources Corp.	(3,142)	(33,305)	(22.9)
Coca-Cola Bottling Co. Consolidated	(572)	(134,689)	(92.5)
Cogent Communications Group, Inc.	(271)	(22,718)	(15.6)
Columbia Banking System, Inc.	(1,021)	(27,557)	(18.9)
Columbia Financial, Inc.	(14,877)	(210,584)	(144.7)
Commerce Bancshares, Inc.	(2,840)	(173,780)	(119.4)
Commercial Metals Co.	(11,244)	(179,229)	(123.1)
Community Health Systems, Inc.	(12,859)	(38,963)	(26.8)
CommVault Systems, Inc.	(78)	(3,330)	(2.3)
Compass Minerals International, Inc.	(1,729)	(84,998)	(58.4)
CONMED Corp.	(1,615)	(119,365)	(82.0)
Consolidated Communications Holdings, Inc.	(8,920)	(55,928)	(38.4)
Core-Mark Holding Co., Inc.	(1,330)	(38,224)	(26.3)
CoreCivic, Inc.	(7,290)	(95,645)	(65.7)
Covanta Holding Corp.	(3,302)	(25,690)	(17.6)
Cracker Barrel Old Country Store, Inc.	(2,434)	(237,072)	(162.8)
Crane Co.	(2,590)	(141,025)	(96.9)
Cree, Inc.	(2,666)	(114,985)	(79.0)
CryoPort, Inc.	(3,759)	(70,820)	(48.6)
CubeSmart	(5,559)	(140,087)	(96.2)
CVB Financial Corp.	(9,200)	(191,222)	(131.4)
Darling International, Inc.	(4,815)	(99,141)	(68.1)
Digital Turbine, Inc.	(10,693)	(62,661)	(43.0)
Diodes, Inc.	(3,111)	(158,319)	(108.8)
Dril-Quip, Inc.	(2,432)	(80,572)	(55.3)
Eagle Bancorp, Inc.	(3,532)	(123,903)	(85.1)
Eagle Materials, Inc.	(1,516)	(92,491)	(63.5)
Easterly Government Properties, Inc.	(6,714)	(180,674)	(124.1)
EastGroup Properties, Inc.	(1,404)	(148,824)	(102.2)
EchoStar Corp.	(1,101)	(34,737)	(23.9)
Element Solutions, Inc.	(21,312)	(218,448)	(150.1)
Empire State Realty Trust, Inc.	(5,350)	(44,726)	(30.7)
Encompass Health Corp.	(2,734)	(181,127)	(124.4)
Encore Wire Corp.	(1,554)	(71,142)	(48.9)
Energizer Holdings, Inc.	(1,161)	(45,233)	(31.1)
Enerpac Tool Group Corp.	(2,841)	(48,467)	(33.3)
Enova International, Inc.	(1,937)	(31,069)	(21.3)
Entegris, Inc.	(2,551)	(138,341)	(95.0)
Envista Holdings Corp.	(3,409)	(66,373)	(45.6)
Equity Bancshares, Inc., Class A	(3,409)	(63,885)	(43.9)
Equity Commonwealth	(6,420)	(217,959)	(149.7)
Essential Properties Realty Trust, Inc.	(3,664)	(53,824)	(37.0)
Ethan Allen Interiors, Inc.	(5,226)	(59,106)	(40.6)
Euronet Worldwide, Inc.	(333)	(30,556)	(21.0)
FireEye, Inc.	(5,779)	(66,516)	(45.7)
First Citizens BancShares, Inc., Class A	(1,255)	(479,410)	(329.3)
First Financial Corp.	(4,582)	(162,753)	(111.8)
First Interstate BancSystem, Inc., Class A	(11,306)	(382,143)	(262.5)
First Merchants Corp.	(3,974)	(112,504)	(77.3)
FirstCash, Inc.	(1,570)	(112,789)	(77.5)
Flagstar Bancorp, Inc.	(3,016)	(78,145)	(53.7)
Floor & Decor Holdings, Inc., Class A	(2,236)	(94,806)	(65.1)
Flowers Foods, Inc.	(5,360)	(119,421)	(82.0)
Forestar Group, Inc.	(20,656)	(272,453)	(187.1)
Forward Air Corp.	(357)	(18,421)	(12.7)
Fresh Del Monte Produce, Inc.	(2,409)	(68,681)	(47.2)

	Shares	Value	% of Basket Value

United States (continued)
FutureFuel Corp.	(1,496)	$(15,528)	(10.7	) %
GCP Applied Technologies, Inc.	(7,510)	(128,571)	(88.3)
GEO Group, Inc.	(4,596)	(58,277)	(40.0)
German American Bancorp, Inc.	(1,952)	(58,033)	(39.9)
Getty Realty Corp.	(2,923)	(79,389)	(54.5)
Gibraltar Industries, Inc.	(1,915)	(88,664)	(60.9)
Golden Entertainment, Inc.	(6,194)	(58,471)	(40.2)
Gorman-Rupp Co.	(1,883)	(55,548)	(38.2)
GrafTech International Ltd.	(5,252)	(42,646)	(29.3)
Graham Holdings Co., Class B	(208)	(81,122)	(55.7)
Graphic Packaging Holding Co.	(6,417)	(85,667)	(58.8)
Gray Television, Inc.	(1,684)	(19,551)	(13.4)
Group 1 Automotive, Inc.	(1,188)	(67,229)	(46.2)
Guess?, Inc.	(2,782)	(26,012)	(17.9)
Gulfport Energy Corp.	(11,354)	(29,009)	(19.9)
H&E Equipment Services, Inc.	(4,321)	(70,259)	(48.3)
Hain Celestial Group, Inc.	(6,757)	(174,601)	(119.9)
Hamilton Lane, Inc., Class A	(906)	(58,754)	(40.4)
Haynes International, Inc.	(2,019)	(44,620)	(30.7)
Healthcare Realty Trust, Inc.	(5,324)	(156,472)	(107.5)
Healthcare Services Group, Inc.	(2,084)	(53,121)	(36.5)
Heartland Financial USA, Inc.	(3,811)	(129,460)	(88.9)
Hecla Mining Co.	(29,897)	(78,629)	(54.0)
Helios Technologies, Inc.	(2,429)	(86,400)	(59.3)
Helmerich & Payne, Inc.	(7,168)	(141,711)	(97.3)
Hibbett Sports, Inc.	(4,664)	(71,966)	(49.4)
Hilltop Holdings, Inc.	(2,338)	(45,123)	(31.0)
HNI Corp.	(1,859)	(45,248)	(31.1)
HomeTrust Bancshares, Inc.	(1,186)	(18,229)	(12.5)
Hope Bancorp, Inc.	(3,927)	(39,074)	(26.8)
Houlihan Lokey, Inc.	(839)	(49,820)	(34.2)
Huntsman Corp.	(2,877)	(48,362)	(33.2)
ICU Medical, Inc.	(721)	(158,123)	(108.6)
Independent Bank Corp.	(4,594)	(334,857)	(230.0)
Innospec, Inc.	(3,832)	(277,897)	(190.9)
Innoviva, Inc.	(2,120)	(30,062)	(20.7)
Installed Building Products, Inc.	(894)	(44,083)	(30.3)
Insteel Industries, Inc.	(3,085)	(54,203)	(37.2)
Integer Holdings Corp.	(419)	(31,199)	(21.4)
Integra LifeSciences Holdings Corp.	(276)	(14,090)	(9.7)
Inter Parfums, Inc.	(1,415)	(63,236)	(43.4)
Interface, Inc.	(7,159)	(66,149)	(45.4)
International Bancshares Corp.	(3,503)	(101,552)	(69.8)
Investors Bancorp, Inc.	(15,437)	(143,718)	(98.7)
iRhythm Technologies, Inc.	(472)	(49,862)	(34.3)
Itron, Inc.	(1,577)	(110,106)	(75.6)
John B Sanfilippo & Son, Inc.	(2,620)	(215,181)	(147.8)
K12, Inc.	(1,500)	(34,065)	(23.4)
Kadant, Inc.	(575)	(48,352)	(33.2)
Kaiser Aluminum Corp.	(458)	(33,081)	(22.7)
KB Home	(879)	(23,065)	(15.8)
KBR, Inc.	(2,744)	(55,593)	(38.2)
Kearny Financial Corp.	(12,293)	(114,325)	(78.5)
Kemper Corp.	(223)	(14,990)	(10.3)
Kennametal, Inc.	(9,835)	(251,874)	(173.0)
Kimball Electronics, Inc.	(3,430)	(46,374)	(31.9)
Kirby Corp.	(1,734)	(92,630)	(63.6)
Kite Realty Group Trust	(17,946)	(183,588)	(126.1)
Kontoor Brands, Inc.	(959)	(18,614)	(12.8)
Korn Ferry	(2,227)	(64,204)	(44.1)
Lakeland Financial Corp.	(415)	(17,567)	(12.1)
Lamar Advertising Co.	(957)	(55,171)	(37.9)

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Lattice Semiconductor Corp.	(3,097)	$(69,713)	(47.9	) %
LCI Industries	(831)	(72,064)	(49.5)
LendingClub Corp.	(1,825)	(13,998)	(9.6)
Lexington Realty Trust	(3,343)	(34,934)	(24.0)
Liberty Media Corp-Liberty Braves	(8,400)	(168,756)	(115.9)
Life Storage, Inc.	(757)	(66,306)	(45.5)
Lincoln Electric Holdings, Inc.	(1,594)	(128,333)	(88.2)
Lindsay Corp.	(526)	(47,340)	(32.5)
Lithia Motors, Inc., Class A	(265)	(29,298)	(20.1)
Livent Corp.	(3,263)	(20,231)	(13.9)
Louisiana-Pacific Corp.	(4,803)	(96,060)	(66.0)
LTC Properties, Inc.	(2,447)	(87,113)	(59.8)
Lumber Liquidators Holdings, Inc.	(2,029)	(14,304)	(9.8)
M/A-COM Technology Solutions Holdings, Inc.	(2,648)	(81,188)	(55.8)
Macquarie Infrastructure Corp.	(1,324)	(36,529)	(25.1)
Madison Square Garden Co., Class A	(499)	(85,489)	(58.7)
Madison Square Garden Entertainment Corp.	(1,026)	(84,850)	(58.3)
Malibu Boats, Inc.	(1,637)	(56,280)	(38.7)
Manitowoc Co., Inc.	(2,398)	(22,110)	(15.2)
Marcus Corp.	(8,183)	(118,981)	(81.7)
MarineMax, Inc.	(3,341)	(48,144)	(33.1)
Marriott Vacations Worldwide Corp.	(1,418)	(117,694)	(80.8)
Masonite International Corp.	(1,025)	(60,557)	(41.6)
Matador Resources Co.	(4,506)	(31,722)	(21.8)
Matson, Inc.	(3,334)	(100,820)	(69.3)
MAXIMUS, Inc.	(5,372)	(361,643)	(248.4)
MDU Resources Group, Inc.	(7,647)	(171,752)	(118.0)
Medpace Holdings, Inc.	(666)	(53,187)	(36.5)
Mercury General Corp.	(1,390)	(56,934)	(39.1)
Meredith Corp.	(2,063)	(30,594)	(21.0)
Meritor, Inc.	(1,933)	(39,626)	(27.2)
Mesa Laboratories, Inc.	(194)	(46,172)	(31.7)
Methode Electronics, Inc.	(2,663)	(79,943)	(54.9)
MFA Financial, Inc.	(798)	(1,396)	(1.0)
MGE Energy, Inc.	(602)	(38,925)	(26.7)
MGM Growth Properties LLC, Class A	(1,405)	(35,364)	(24.3)
MGP Ingredients, Inc.	(697)	(26,298)	(18.1)
Middlesex Water Co.	(1,074)	(64,762)	(44.5)
MKS Instruments, Inc.	(574)	(57,532)	(39.5)
Monarch Casino & Resort, Inc.	(2,451)	(81,716)	(56.1)
Monro, Inc.	(1,481)	(82,181)	(56.5)
Mr Cooper Group, Inc.	(8,707)	(83,413)	(57.3)
MSC Industrial Direct Co., Inc., Class A	(196)	(11,689)	(8.0)
Mueller Industries, Inc.	(19,624)	(508,262)	(349.1)
Mueller Water Products, Inc., Class A	(2,400)	(22,776)	(15.6)
Murphy Oil Corp.	(8,179)	(97,003)	(66.6)
Murphy USA, Inc.	(520)	(55,536)	(38.1)
National Fuel Gas Co.	(1,326)	(54,366)	(37.3)
National Storage Affiliates Trust	(3,749)	(106,772)	(73.3)
National Western Life Group, Inc., Class A	(439)	(84,608)	(58.1)
NBT Bancorp, Inc.	(3,036)	(100,583)	(69.1)
New Jersey Resources Corp.	(2,591)	(87,524)	(60.1)
New York Community Bancorp, Inc.	(5,016)	(54,474)	(37.4)
Newmark Group, Inc., Class A	(4,598)	(17,840)	(12.3)
NewMarket Corp.	(159)	(65,419)	(44.9)
nLight, Inc.	(1,145)	(18,045)	(12.4)
Northern Oil and Gas, Inc.	(23,999)	(20,092)	(13.8)
NorthWestern Corp.	(302)	(17,422)	(12.0)
NVE Corp.	(1,641)	(93,160)	(64.0)
Odonate Therapeutics, Inc.	(2,628)	(73,978)	(50.8)
Old Republic International Corp.	(17,318)	(276,222)	(189.7)
Ollie’s Bargain Outlet Holdings, Inc.	(768)	(52,155)	(35.8)

	Shares	Value	% of Basket Value

United States (continued)
ONE Gas, Inc.	(1,134)	$(90,391)	(62.1	) %
OneMain Holdings, Inc.	(5,800)	(140,418)	(96.5)
OSI Systems, Inc.	(330)	(23,885)	(16.4)
Otter Tail Corp.	(2,255)	(100,077)	(68.7)
Owens & Minor, Inc.	(2,337)	(16,546)	(11.4)
Pacific Premier Bancorp, Inc.	(2,127)	(45,411)	(31.2)
Park Aerospace Corp.	(5,302)	(70,570)	(48.5)
Park National Corp.	(1,585)	(126,768)	(87.1)
Patterson Cos., Inc.	(2,496)	(45,627)	(31.3)
Patterson-UTI Energy, Inc.	(10,184)	(37,579)	(25.8)
PDC Energy, Inc.	(7,617)	(98,945)	(68.0)
Penn National Gaming, Inc.	(1,721)	(30,668)	(21.1)
Pennant Group, Inc.	(936)	(18,523)	(12.7)
Penske Automotive Group, Inc.	(6,424)	(231,136)	(158.8)
Peoples Bancorp, Inc.	(1,640)	(39,868)	(27.4)
PetMed Express, Inc.	(759)	(30,034)	(20.6)
PH Glatfelter Co.	(8,487)	(123,910)	(85.1)
Phibro Animal Health Corp.	(1,571)	(41,961)	(28.8)
Photronics, Inc.	(1,669)	(19,945)	(13.7)
Piedmont Office Realty Trust, Inc., Class A	(2,105)	(36,522)	(25.1)
Piper Sandler Cos.	(1,837)	(99,033)	(68.0)
Planet Fitness, Inc., Class A	(1,037)	(62,562)	(43.0)
PNM Resources, Inc.	(835)	(33,809)	(23.2)
Portland General Electric Co.	(2,670)	(124,929)	(85.8)
PotlatchDeltic Corp.	(4,793)	(168,282)	(115.6)
Powell Industries, Inc.	(1,196)	(30,343)	(20.8)
Preferred Apartment Communities, Inc.	(5,615)	(41,607)	(28.6)
Prestige Consumer Healthcare, Inc.	(2,863)	(116,495)	(80.0)
PriceSmart, Inc.	(253)	(16,076)	(11.0)
Primo Water Corp.	(11,565)	(118,396)	(81.3)
Primoris Services Corp.	(1,167)	(18,217)	(12.5)
ProAssurance Corp.	(1,239)	(26,502)	(18.2)
Prosperity Bancshares, Inc.	(4,733)	(283,649)	(194.8)
Providence Service Corp.	(687)	(39,853)	(27.4)
PS Business Parks, Inc.	(1,460)	(188,471)	(129.5)
Quad/Graphics, Inc.	(18,027)	(67,060)	(46.1)
Quaker Chemical Corp.	(435)	(66,172)	(45.5)
Quanex Building Products Corp.	(4,347)	(54,207)	(37.2)
R1 RCM, Inc.	(2,087)	(21,538)	(14.8)
Radian Group, Inc.	(4,259)	(63,800)	(43.8)
Range Resources Corp.	(5,935)	(34,601)	(23.8)
RBC Bearings, Inc.	(1,015)	(128,580)	(88.3)
RealPage, Inc.	(2,443)	(157,549)	(108.2)
Regal-Beloit Corp.	(781)	(55,459)	(38.1)
Regis Corp.	(7,030)	(87,313)	(60.0)
Renasant Corp.	(5,459)	(143,190)	(98.4)
Renewable Energy Group, Inc.	(3,266)	(81,029)	(55.7)
Rent-A-Center, Inc.	(5,194)	(103,387)	(71.0)
Resideo Technologies, Inc.	(6,208)	(31,847)	(21.9)
Restoration Hardware	(1,605)	(230,767)	(158.5)
Retail Opportunity Investments Corp.	(3,676)	(35,676)	(24.5)
REX American Resources Corp.	(2,439)	(145,072)	(99.7)
Rexford Industrial Realty, Inc.	(7,842)	(319,326)	(219.3)
Rexnord Corp.	(1,498)	(40,850)	(28.1)
Rogers Corp.	(287)	(31,868)	(21.9)
RPC, Inc.	(5,241)	(17,872)	(12.3)
Ryman Hospitality Properties, Inc.	(1,454)	(51,384)	(35.3)
Safehold, Inc.	(2,059)	(118,928)	(81.7)
Safety Insurance Group, Inc.	(1,368)	(115,076)	(79.0)
Sally Beauty Holdings, Inc.	(5,465)	(53,065)	(36.5)
Sanderson Farms, Inc.	(1,360)	(185,150)	(127.2)
Sanmina Corp.	(3,156)	(87,516)	(60.1)

44	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Saul Centers, Inc.	(2,785)	$(90,847)	(62.4	) %
Schweitzer-Mauduit International, Inc.	(2,352)	(75,781)	(52.1)
Selective Insurance Group, Inc.	(5,719)	(286,693)	(196.9)
Service Properties Trust	(2,916)	(20,208)	(13.9)
ServiceMaster Global Holdings, Inc.	(754)	(25,674)	(17.6)
ServisFirst Bancshares, Inc.	(877)	(31,151)	(21.4)
Shutterstock, Inc.	(540)	(20,520)	(14.1)
SIGA Technologies, Inc.	(6,721)	(39,721)	(27.3)
Signet Jewelers Ltd.	(3,246)	(32,655)	(22.4)
Simmons First National Corp., Class A	(2,178)	(40,729)	(28.0)
Simpson Manufacturing Co., Inc.	(454)	(32,733)	(22.5)
SITE Centers Corp.	(6,107)	(37,008)	(25.4)
Skyline Champion Corp.	(7,914)	(155,985)	(107.1)
South Jersey Industries, Inc.	(3,500)	(100,065)	(68.7)
South State Corp.	(1,926)	(111,400)	(76.5)
Spartan Motors, Inc.	(1,288)	(18,148)	(12.5)
SPIRE, Inc.	(2,581)	(188,310)	(129.4)
Spirit Realty Capital, Inc.	(8,655)	(266,228)	(182.9)
SPX Corp.	(3,181)	(121,292)	(83.3)
SPX FLOW, Inc.	(2,153)	(70,123)	(48.2)
STAAR Surgical Co.	(1,425)	(54,606)	(37.5)
STAG Industrial, Inc.	(9,431)	(247,564)	(170.1)
State Auto Financial Corp.	(1,711)	(42,929)	(29.5)
Stericycle, Inc.	(2,820)	(137,616)	(94.5)
Stewart Information Services Corp.	(7,337)	(233,757)	(160.6)
Stifel Financial Corp.	(1,245)	(55,129)	(37.9)
SunCoke Energy, Inc.	(2,918)	(9,192)	(6.3)
SunPower Corp.	(3,032)	(22,285)	(15.3)
Sykes Enterprises, Inc.	(5,599)	(160,299)	(110.1)
TCF Financial Corp.	(878)	(26,068)	(17.9)
Team, Inc.	(5,670)	(34,984)	(24.0)
TEGNA, Inc.	(6,142)	(65,842)	(45.2)
Tejon Ranch Co.	(8,165)	(111,860)	(76.8)
Tempur Sealy International, Inc.	(2,313)	(124,324)	(85.4)
TerraForm Power, Inc.	(9,005)	(155,967)	(107.1)
TFS Financial Corp.	(4,812)	(65,684)	(45.1)
Thermon Group Holdings, Inc.	(4,047)	(61,838)	(42.5)
Thor Industries, Inc.	(2,836)	(187,743)	(129.0)
TI Fluid Systems PLC	(32,235)	(64,798)	(44.5)
Timken Co.	(4,092)	(153,777)	(105.6)
Toll Brothers, Inc.	(917)	(22,026)	(15.1)
Tompkins Financial Corp.	(2,637)	(178,024)	(122.3)
Tootsie Roll Industries, Inc.	(1,683)	(59,124)	(40.6)
TopBuild Corp.	(227)	(21,154)	(14.5)
Towne Bank	(3,205)	(64,741)	(44.5)
TRI Pointe Group, Inc.	(1,707)	(19,596)	(13.5)
TriCo Bancshares	(3,903)	(117,558)	(80.8)
Trinity Industries, Inc.	(8,337)	(160,821)	(110.5)
Tucows, Inc., Class A	(1,565)	(82,804)	(56.9)
Twin River Worldwide Holdings, Inc.	(2,161)	(34,101)	(23.4)
UFP Industries, Inc.	(3,875)	(159,340)	(109.5)
Ultra Clean Holdings, Inc.	(2,573)	(47,317)	(32.5)
Umpqua Holdings Corp.	(2,781)	(34,832)	(23.9)
Unisys Corp.	(2,938)	(36,989)	(25.4)
United Community Banks, Inc.	(1,279)	(27,044)	(18.6)
United States Lime & Minerals, Inc.	(822)	(65,842)	(45.2)
United States Steel Corp.	(11,793)	(90,570)	(62.2)
Univar Solutions, Inc.	(1,463)	(21,243)	(14.6)
Universal Corp.	(1,237)	(59,834)	(41.1)
Universal Electronics, Inc.	(1,905)	(78,638)	(54.0)
Universal Health Realty Income Trust	(1,426)	(152,525)	(104.8)
Universal Logistics Holdings, Inc.	(4,495)	(62,615)	(43.0)

	Shares	Value	% of Basket Value

United States (continued)
Upland Software, Inc.	(2,346)	$(74,204)	(51.0	) %
Urban Edge Properties	(4,889)	(56,223)	(38.6)
Urban Outfitters, Inc.	(5,833)	(101,144)	(69.5)
Urstadt Biddle Properties, Inc., Class A	(3,241)	(47,351)	(32.5)
US Ecology, Inc.	(1,065)	(34,911)	(24.0)
Verint Systems, Inc.	(2,694)	(115,142)	(79.1)
Verra Mobility Corp.	(21,219)	(190,122)	(130.6)
Verso Corp., Class A	(3,929)	(54,574)	(37.5)
Viavi Solutions, Inc.	(44,280)	(534,902)	(367.4)
Victory Capital Holdings, Inc.	(2,831)	(42,720)	(29.3)
ViewRay, Inc.	(6,526)	(13,574)	(9.3)
Vishay Intertechnology, Inc.	(3,307)	(54,863)	(37.7)
Vishay Precision Group, Inc.	(2,201)	(50,887)	(35.0)
Waddell & Reed Financial, Inc., Class A	(11,780)	(171,399)	(117.7)
Walker & Dunlop, Inc.	(2,166)	(83,239)	(57.2)
Watsco, Inc.	(1,618)	(260,482)	(178.9)
Weingarten Realty Investors	(4,008)	(72,906)	(50.1)
Westamerica BanCorp.	(3,436)	(216,468)	(148.7)
Westwood Holdings Group, Inc.	(3,528)	(81,250)	(55.8)
Willdan Group, Inc.	(1,450)	(36,772)	(25.3)
Winnebago Industries, Inc.	(2,873)	(127,475)	(87.6)
Wolverine World Wide, Inc.	(2,829)	(57,966)	(39.8)
World Acceptance Corp.	(1,073)	(72,803)	(50.0)
World Fuel Services Corp.	(711)	(17,775)	(12.2)
World Wrestling Entertainment, Inc., Class A	(2,146)	(95,433)	(65.6)
Worthington Industries, Inc.	(720)	(19,037)	(13.1)
Wyndham Hotels & Resorts, Inc.	(1,635)	(61,656)	(42.4)
Yelp, Inc.	(1,547)	(34,575)	(23.8)
YETI Holdings, Inc.	(772)	(21,315)	(14.6)
York Water Co.	(3,559)	(143,499)	(98.6)

		(37,571,648)

Total Reference Entity — Short		(71,759,348)

Net Value of Reference Entity — Bank of America, N.A.		$145,581

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank A.G. as of April 30, 2020 termination date 02/17/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Germany
Solarworld AG	10	$1	100.0%

Total Reference Entity — Long			1

Net Value of Reference Entity — Deutsche Bank A.G.			$1

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2020, termination dates 06/24/20 – 03/01/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Argentina
MercadoLibre, Inc.	1,364	$795,908	29.3%

Australia
Alumina Ltd.	370,539	411,021	15.1
Aristocrat Leisure Ltd.	56,278	922,947	34.0
Atlas Arteria Ltd.	10,054	40,571	1.5
Australia & New Zealand Banking Group Ltd.	158,741	1,724,318	63.5
BHP Group Ltd.	41,229	841,661	31.0
BlueScope Steel Ltd.	7,610	49,669	1.8
Caltex Australia Ltd.	1,481	23,844	0.9
Downer EDI Ltd.	11,039	29,696	1.1
IGO Ltd.	23,989	72,775	2.7
Mineral Resources Ltd.	3,199	34,478	1.3
National Australia Bank Ltd.	11,128	121,935	4.5
Newcrest Mining Ltd.	1,186	23,641	0.9
Oil Search Ltd.	244,773	480,371	17.7
OZ Minerals Ltd.	3,435	19,800	0.7
Rio Tinto Ltd.	29,452	1,659,948	61.1
SEEK Ltd.	13,880	154,960	5.7
South32 Ltd.	38,942	48,976	1.8
Spark Infrastructure Group	57,974	71,203	2.6
WiseTech Global Ltd.	3,596	42,822	1.6
Worley Ltd.	28,796	166,909	6.1

		6,941,545

Austria
ams AG	33,892	444,895	16.4

Canada
Bank of Nova Scotia	8,899	356,740	13.1
Boralex, Inc.	3,103	60,078	2.2
CAE, Inc.	46,131	762,249	28.1
Canadian Apartment Properties REIT	22,640	779,091	28.7
CCL Industries, Inc., Class B	4,435	138,631	5.1
CI Financial Corp.	1,319	14,015	0.5
Great-West Lifeco, Inc.	3,571	58,800	2.1
Innergex Renewable Energy, Inc.	4,791	64,295	2.4
Lightspeed POS, Inc.	4,110	77,863	2.9
Methanex Corp.	11,782	187,317	6.9
Onex Corp.	1,844	84,997	3.1
Parex Resources, Inc.	1,456	15,962	0.6
Parkland Fuel Corp.	3,073	72,699	2.7
Quebecor, Inc., Class B	2,470	53,785	2.0
SSR Mining, Inc.	18,907	331,292	12.2
Suncor Energy, Inc.	6,907	123,159	4.5
Teck Resources Ltd., Class B	43,034	379,344	14.0
TELUS Corp.	26,740	437,038	16.1
TFI International, Inc.	3,710	102,882	3.8

		4,100,237

Chile
Liberty Latin America Ltd., Class A	2	21	0.0

Denmark
Chr Hansen Holding A/S	4,565	393,611	14.5
Demant A/S	17,642	421,782	15.5
GN Store Nord A/S	7,409	338,120	12.5
Novozymes A/S, Class B	14,295	701,264	25.8

	Shares	Value	% of Basket Value

Denmark (continued)
Royal Unibrew A/S	1,818	$140,652	5.2%
SimCorp A/S	2,121	195,914	7.2

		2,191,343

Finland
Elisa OYJ	2,860	173,797	6.4
Huhtamaki OYJ	3,427	127,910	4.7
Kesko OYJ, Class B	34,117	555,906	20.5
Orion OYJ, Class B	4,665	237,067	8.7
Wartsila OYJ Abp	42,119	309,163	11.4

		1,403,843

France
Airbus SE	54,008	3,419,705	125.9
ALD SA	1,974	19,230	0.7
AXA SA	29,756	528,957	19.5
Cie Plastic Omnium SA	2,759	52,244	1.9
CNP Assurances	41,645	429,639	15.8
Danone SA	1,242	86,564	3.2
Dassault Systemes SE	307	44,930	1.7
Gaztransport Et Technigaz SA	1,910	138,469	5.1
Ipsen SA	1,425	106,109	3.9
Korian SA	1,495	50,213	1.8
Legrand SA	4,912	329,313	12.1
LVMH Moet Hennessy Louis Vuitton SE	1,011	390,481	14.4
Pernod Ricard SA	1,070	162,587	6.0
Rexel SA	5,100	47,633	1.8
Schneider Electric SE	16,640	1,537,741	56.6
Societe BIC SA	301	15,068	0.6
Societe Generale SA	73,465	1,152,594	42.4
Teleperformance	3,708	830,625	30.6
Thales SA	7,301	553,175	20.4
Unibail-Rodamco-Westfield	6,735	398,789	14.7

		10,294,066

Germany
BASF SE	12,428	636,021	23.4
Carl Zeiss Meditec AG, Bearer Shares	792	78,069	2.9
Deutsche Boerse AG	3,990	618,603	22.8
Deutsche Post AG, Registered Shares	70,639	2,098,486	77.3
Evotec SE	4,019	99,171	3.6
Grand City Properties SA	23,861	498,979	18.4
Hochtief AG	9,055	708,565	26.1
Infineon Technologies AG	84,468	1,570,338	57.8
Merck KGaA	6,889	799,526	29.4
MTU Aero Engines AG	3,300	449,379	16.5
Rational AG	1,261	608,527	22.4
Rheinmetall AG	4,210	284,929	10.5
SAP SE	9,709	1,156,412	42.6
Sartorius AG, Preference Shares	1,404	394,441	14.6
Stroeer SE & Co. KGaA	242	15,316	0.6
Zalando SE	14,991	734,764	27.1

		10,751,526

Hong Kong
Hysan Development Co. Ltd.	27,000	90,076	3.3
NWS Holdings Ltd.	89,000	92,753	3.4
Swire Properties Ltd.	81,600	228,869	8.5
Wharf Real Estate Investment Co. Ltd.	39,000	165,105	6.1

		576,803

Ireland
AIB Group PLC	447,308	618,993	22.9
Bank of Ireland Group PLC	37,596	77,151	2.8

46	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Ireland (continued)
Kerry Group PLC, Class A	1,461	$167,628	6.2%
Kingspan Group PLC	22,664	1,154,890	42.5

		2,018,662

Israel
Azrieli Group Ltd.	322	19,067	0.7

Italy
Amplifon SpA	5,093	116,585	4.3
Ferrari NV	914	142,854	5.3
Terna Rete Elettrica Nazionale SpA	10,221	64,003	2.3

		323,442

Japan
ABC-Mart, Inc.	1,000	50,819	1.9
Advantest Corp.	2,000	97,043	3.6
AEON Financial Service Co. Ltd.	2,200	22,878	0.8
Aeon Mall Co. Ltd.	3,500	43,997	1.6
AGC, Inc.	1,400	34,524	1.3
Alfresa Holdings Corp.	15,600	311,085	11.5
Alps Alpine Co. Ltd.	22,400	231,041	8.5
Asahi Group Holdings Ltd.	6,900	237,259	8.7
Asahi Intecc Co. Ltd.	900	23,842	0.9
Asahi Kasei Corp.	51,900	368,203	13.6
Astellas Pharma, Inc.	16,800	277,858	10.2
Benesse Holdings, Inc.	19,200	546,766	20.1
Bridgestone Corp.	900	28,015	1.0
Central Japan Railway Co.	10,100	1,589,280	58.5
Chugai Pharmaceutical Co. Ltd.	2,900	345,685	12.7
COMSYS Holdings Corp.	1,600	43,996	1.6
Daiichikosho Co., Ltd.	7,900	237,112	8.7
Daikin Industries Ltd.	700	89,832	3.3
Daito Trust Construction Co. Ltd.	2,800	266,239	9.8
DeNA Co. Ltd.	6,900	84,940	3.1
Dentsu Group Inc.	20,900	436,473	16.1
DIC Corp.	13,500	313,504	11.6
Dip Corp.	10,300	219,826	8.1
East Japan Railway Co.	21,200	1,548,023	57.0
Electric Power Development Co. Ltd.	22,200	444,313	16.4
FamilyMart Co. Ltd.	2,300	39,003	1.4
Fast Retailing Co. Ltd.	800	379,397	14.0
Fuji Media Holdings, Inc.	68,100	676,474	24.9
Fuji Seal International, Inc.	4,300	74,643	2.8
H2O Retailing Corp.	27,800	218,040	8.0
Hitachi Transport System Ltd.	700	16,990	0.6
Hoshizaki Corp.	900	68,586	2.5
House Foods Group, Inc.	1,700	53,541	2.0
Isuzu Motors Ltd.	18,600	141,352	5.2
Izumi Co. Ltd.	23,600	690,830	25.4
Japan Retail Fund Investment Corp.	376	409,925	15.1
Japan Tobacco, Inc.	22,800	424,606	15.6
JCR Pharmaceuticals Co. Ltd.	500	47,892	1.8
JFE Holdings, Inc.	46,300	307,248	11.3
JGC Holdings Corp.	11,000	106,225	3.9
JXTG Holdings, Inc.	529,200	1,876,205	69.1
Kajima Corp.	5,600	58,188	2.2
Kaneka Corp.	6,600	170,711	6.3
Kao Corp.	600	46,270	1.7
KDDI Corp.	29,700	860,239	31.7
Konica Minolta, Inc.	101,800	393,927	14.5
Kyocera Corp.	5,300	283,181	10.4
Lintec Corp.	23,400	502,151	18.5
Mabuchi Motor Co. Ltd.	700	21,676	0.8
Marubeni Corp.	21,600	104,022	3.8

	Shares	Value	% of Basket Value

Japan (continued)
Maruha Nichiro Corp.	17,000	$355,761	13.1%
Marui Group Co. Ltd.	2,100	34,375	1.3
Mazda Motor Corp.	14,100	79,712	2.9
Miraca Holdings, Inc.	800	20,032	0.7
Mitsui Chemicals, Inc.	2,900	56,936	2.1
Nexon Co. Ltd.	14,000	226,044	8.3
Nikon Corp.	53,600	498,577	18.4
Nippon Electric Glass Co. Ltd.	60,400	879,891	32.4
Nippon Paper Industries Co. Ltd.	1,100	15,708	0.6
Nippon Shinyaku Co. Ltd.	900	63,201	2.3
Nippon Shokubai Co. Ltd.	5,800	273,912	10.1
Nippon Steel Corp.	14,500	121,998	4.5
Nippon Television Holdings, Inc.	12,700	141,863	5.2
Nitori Holdings Co. Ltd.	2,900	444,500	16.4
Recruit Holdings Co. Ltd.	8,800	256,706	9.5
Rohm Co. Ltd.	1,000	63,224	2.3
Ryohin Keikaku Co. Ltd.	31,300	372,517	13.7
Sanwa Holdings Corp.	36,600	284,005	10.5
Seiko Epson Corp.	11,900	135,131	5.0
Sekisui House Ltd.	37,500	643,302	23.7
Seria Co. Ltd.	11,200	364,004	13.4
Seven Bank Ltd.	49,200	133,372	4.9
Shionogi & Co. Ltd.	3,800	209,865	7.7
SKY Perfect JSAT Holdings, Inc.	5,700	21,428	0.8
SMS Co. Ltd.	3,200	69,748	2.6
Sumitomo Chemical Co. Ltd.	105,600	323,896	11.9
Sysmex Corp.	5,800	400,706	14.8
Taisei Corp.	500	15,586	0.6
Taisho Pharmaceutical Holdings Co. Ltd.	3,900	243,657	9.0
Takara Holdings, Inc.	4,900	36,060	1.3
Takeda Pharmaceutical Co. Ltd.	3,700	133,427	4.9
Terumo Corp.	4,800	159,276	5.9
Toho Co. Ltd.	2,100	68,770	2.5
Tokyo Electron Ltd.	1,100	234,279	8.6
Topcon Corp.	47,500	390,015	14.4
Toray Industries, Inc.	67,100	307,634	11.3
TOTO Ltd.	2,000	69,614	2.6
Ube Industries Ltd.	194,200	3,256,616	119.9
Ulvac, Inc.	2,500	68,907	2.5
Yamaha Corp.	5,000	201,826	7.4
Yamaha Motor Co. Ltd.	14,900	191,700	7.1
Yamato Kogyo Co. Ltd.	6,300	123,636	4.6
Yokogawa Electric Corp.	6,500	88,597	3.3
Zenkoku Hosho Co. Ltd.	5,500	160,259	5.9

		28,104,148

Netherlands
Akzo Nobel NV	12,855	975,564	35.9
ASML Holding NV	2,362	689,905	25.4
BE Semiconductor Industries NV	1,242	51,121	1.9
Euronext NV	11,052	927,860	34.2
ING Groep NV	9,259	51,876	1.9
Just Eat Takeaway	2,183	224,393	8.3

		2,920,719

New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	1,336	22,320	0.8

Norway
Aker BP ASA	7,495	123,049	4.5
Leroy Seafood Group ASA	3,829	20,335	0.8
Norsk Hydro ASA	96,523	244,865	9.0
Schibsted ASA, Class A	4,918	104,336	3.8
TGS Nopec Geophysical Co. ASA	1,025	15,697	0.6

		508,282

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Portugal
Galp Energia SGPS SA	9,678	$111,695	4.1%

Singapore
City Developments Ltd.	28,800	160,985	5.9
ComfortDelGro Corp. Ltd.	266,800	311,042	11.5
Wilmar International Ltd.	276,500	696,304	25.6

		1,168,331

Spain
Industria de Diseno Textil SA	37,736	966,509	35.6
Merlin Properties Socimi SA	2,774	25,743	1.0

		992,252

Sweden
Assa Abloy AB, Class B	60,857	1,089,458	40.1
Castellum AB	107,508	1,885,670	69.4
Elekta AB, B Shares, Class B	25,982	236,057	8.7
Fabege AB	41,917	496,545	18.3
Hufvudstaden AB, A Shares	47,280	605,824	22.3
Indutrade AB	9,570	307,665	11.3
Investment AB Latour, -B Shares	9,019	134,842	5.0
L E Lundbergforetagen AB, B Shares	1,421	59,663	2.2
Swedish Match AB	2,665	164,687	6.1

		4,980,411

Switzerland
Belimo Holding AG	3	19,973	0.7
Cie Financiere Richemont SA, Registered Shares	297	16,868	0.6
Coca-Cola HBC AG	22,734	576,050	21.2
Galenica AG	474	33,943	1.3
Geberit AG, Registered Shares	3,662	1,637,657	60.3
Givaudan SA, Registered Shares	762	2,555,202	94.1
Kuehne + Nagel International AG, Registered Shares	135	19,308	0.7
Landis+Gyr Group AG	1,060	71,600	2.7
Nestle SA, Registered Shares	12,352	1,308,200	48.2
PSP Swiss Property AG, Registered Shares	10,002	1,161,906	42.8
Sika AG, Registered Shares	376	62,194	2.3
Sunrise Communications Group AG	2,892	231,654	8.5
Vifor Pharma AG	2,666	399,964	14.7

		8,094,519

United Kingdom
Ashmore Group PLC	30,828	146,983	5.4
ASOS PLC	1,400	42,213	1.6
Barratt Developments PLC	91,708	597,877	22.0
Bellway PLC	896	29,981	1.1
boohoo Group PLC	60,710	246,690	9.1
Burberry Group PLC	24,169	419,659	15.5
Coca-Cola European Partners PLC	10,076	399,413	14.7
Croda International PLC	22,631	1,387,726	51.1
Dunelm Group PLC	4,554	52,616	1.9
Experian PLC	97,308	2,922,195	107.6
Fevertree Drinks PLC	7,112	155,228	5.7
Games Workshop Group PLC	1,006	76,139	2.8
Great Portland Estates PLC	8,231	70,106	2.6
Hiscox Ltd.	3,762	33,095	1.2
HomeServe PLC	25,633	359,058	13.2
Howden Joinery Group PLC	84,535	557,441	20.5
Informa PLC	148,249	818,906	30.2
Johnson Matthey PLC	2,133	53,529	2.0
Jupiter Fund Management PLC	5,295	14,556	0.5
Marks & Spencer Group PLC	66,564	77,552	2.9
Meggitt PLC	104,213	364,918	13.4
Melrose Industries PLC	190,448	238,041	8.8

	Shares	Value	% of Basket Value

United Kingdom (continued)
Moneysupermarket.com Group PLC	170,304	$678,539	25.0%
Redrow PLC	35,940	208,823	7.7
Rotork PLC	37,014	115,388	4.2
Schroders PLC	3,397	113,458	4.2
Smiths Group PLC	32,046	498,969	18.4
Subsea 7 SA	173,417	951,910	35.1
Taylor Wimpey PLC	447,123	825,765	30.4
Travis Perkins PLC	12,680	165,569	6.1
Vistry Group PLC	12,263	124,538	4.6
Vodafone Group PLC	195,130	275,265	10.1
WH Smith PLC	6,938	109,492	4.0
WPP PLC	21,017	163,073	6.0

		13,294,711

United States
10X Genomics, Inc., Class A	5,022	401,107	14.8
3M Co.	4,235	643,381	23.7
Acuity Brands, Inc.	902	78,104	2.9
Adobe, Inc.	1,637	578,909	21.3
Aerojet Rocketdyne Holdings, Inc.	9,270	381,368	14.0
Air Products & Chemicals, Inc.	4,152	936,608	34.5
Alexandria Real Estate Equities, Inc.	3,599	565,367	20.8
Alphabet, Inc., Class A	1,819	2,449,647	90.2
Altria Group, Inc.	54,961	2,157,219	79.4
Amazon.com, Inc.	2,129	5,267,146	194.0
Amedisys, Inc.	2,124	391,156	14.4
Americold Realty Trust	30,322	927,550	34.2
AMETEK, Inc.	289	24,238	0.9
ANSYS, Inc.	1,688	441,969	16.3
AO Smith Corp.	9,527	403,754	14.9
Apple, Inc.	6,093	1,790,123	65.9
Aptiv PLC	393	27,333	1.0
Arch Capital Group Ltd.	33,378	802,073	29.5
Aspen Technology, Inc.	1,233	126,074	4.6
Autodesk, Inc.	1,719	321,676	11.8
Avalara, Inc.	2,536	226,642	8.3
Avangrid, Inc.	36,646	1,575,778	58.0
Avnet, Inc.	8,515	255,620	9.4
Axalta Coating Systems Ltd.	72,018	1,421,635	52.4
Axis Capital Holdings Ltd.	5,522	202,105	7.4
Axon Enterprise, Inc.	6,253	454,656	16.7
Baker Hughes Co.	1,655	23,087	0.9
Ball Corp.	4,387	287,743	10.6
Best Buy Co., Inc.	6,557	503,119	18.5
Bio-Techne Corp.	588	132,300	4.9
Boeing Co.	8,723	1,230,117	45.3
Booz Allen Hamilton Holding Corp.	5,813	426,907	15.7
Boston Scientific Corp.	19,265	722,052	26.6
Brink’s Co.	710	36,295	1.3
Broadridge Financial Solutions, Inc.	2,681	310,996	11.5
Bruker Corp.	14,782	581,228	21.4
BWX Technologies, Inc.	10,020	531,661	19.6
Cabot Microelectronics Corp.	531	65,069	2.4
Cadence Design Systems, Inc.	4,237	343,748	12.7
Camden Property Trust	5,431	478,308	17.6
Cargurus, Inc.	24,334	556,762	20.5
Carrier Global Corp.	61,106	1,082,187	39.9
Cboe Global Markets, Inc.	6,832	678,964	25.0
Centene Corp.	2,513	167,316	6.2
Charles Schwab Corp.	6,083	229,451	8.4
Chegg, Inc.	4,097	175,147	6.4
Cirrus Logic, Inc.	9,198	695,369	25.6
Coca-Cola Co.	22,420	1,028,854	37.9

48	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Copart, Inc.	21,137	$1,693,285	62.4%
CoreSite Realty Corp.	281	34,054	1.3
CoStar Group, Inc.	1,807	1,171,406	43.1
Costco Wholesale Corp.	8,308	2,517,324	92.7
Crane Co.	4,359	237,348	8.7
Crimson Wine Group Ltd.	1	6	0.0
CVS Health Corp.	16,153	994,217	36.6
CyberArk Software Ltd.	7,550	745,638	27.5
CyrusOne, Inc.	1,488	104,383	3.8
Deckers Outdoor Corp.	818	121,686	4.5
Dell Technologies, Inc., Class C	3,977	169,778	6.3
DENTSPLY SIRONA, Inc.	2,108	89,464	3.3
DexCom, Inc.	1,068	357,994	13.2
Discover Financial Services	5,920	254,382	9.4
Dolby Laboratories, Inc., Class A	1,973	118,439	4.4
Dollar General Corp.	8,819	1,545,971	56.9
Domino’s Pizza, Inc.	5,145	1,862,130	68.6
Dropbox, Inc., Class A	16,972	356,751	13.1
eBay, Inc.	28,861	1,149,534	42.3
Edwards Lifesciences Corp.	10,559	2,296,583	84.6
eHealth, Inc.	2,546	271,658	10.0
EPAM Systems, Inc.	6,005	1,326,444	48.9
Essent Group Ltd.	29,391	802,962	29.6
Etsy, Inc.	10,744	696,963	25.7
Exponent, Inc.	2,092	147,130	5.4
Facebook, Inc., Class A	19,294	3,949,675	145.5
FactSet Research Systems, Inc.	8,767	2,410,925	88.8
FedEx Corp.	1,707	216,396	8.0
Fidelity National Financial, Inc.	56,082	1,517,018	55.9
Five9, Inc.	3,477	322,214	11.9
FLIR Systems, Inc.	14,835	643,839	23.7
Flowserve Corp.	14,510	408,747	15.1
Fortinet, Inc.	9,079	978,171	36.0
Fortune Brands Home & Security, Inc.	2,131	102,714	3.8
Franklin Resources, Inc.	9,113	171,689	6.3
frontdoor, Inc.	14,040	543,488	20.0
Garmin Ltd.	605	49,102	1.8
General Dynamics Corp.	18,766	2,451,215	90.3
General Electric Co.	50,912	346,202	12.7
Gentex Corp.	33,998	824,112	30.3
Globus Medical, Inc., Class A	2,171	103,036	3.8
GrubHub, Inc.	28,848	1,378,646	50.8
Guardant Health, Inc.	2,356	181,318	6.7
Guidewire Software, Inc.	3,621	328,932	12.1
H&R Block, Inc.	84,214	1,402,163	51.6
HD Supply Holdings, Inc.	26,191	777,349	28.6
HealthEquity, Inc.	21,844	1,229,162	45.3
HEICO Corp.	883	77,351	2.8
Helen of Troy Ltd.	3,728	612,436	22.6
Hologic, Inc.	5,484	274,748	10.1
Home Depot, Inc.	22,680	4,985,744	183.6
Honeywell International, Inc.	6,548	929,161	34.2
Howard Hughes Corp.	796	43,111	1.6
HubSpot, Inc.	2,620	441,811	16.3
IAA, Inc.	6,946	268,116	9.9
IDACORP, Inc.	3,384	310,584	11.4
IDEXX Laboratories, Inc.	97	26,927	1.0
Inphi Corp.	7,115	686,882	25.3
Intercontinental Exchange, Inc.	40,078	3,584,977	132.0
International Flavors & Fragrances, Inc.	4,127	540,761	19.9
Interpublic Group of Cos., Inc.	9,103	154,569	5.7
Invesco Ltd.	43,220	372,556	13.7

	Shares	Value	% of Basket Value

United States (continued)
IPG Photonics Corp.	2,109	$272,757	10.0%
ITT, Inc.	10,726	565,475	20.8
JB Hunt Transport Services, Inc.	185	18,707	0.7
Johnson Controls International PLC	26,425	769,232	28.3
JPMorgan Chase & Co.	13,717	1,313,540	48.4
Kansas City Southern	3,066	400,266	14.7
Keurig Dr Pepper, Inc.	49,740	1,316,120	48.5
Keysight Technologies, Inc.	6,036	584,104	21.5
L3Harris Technologies, Inc.	4,807	931,116	34.3
Littelfuse, Inc.	2,263	328,678	12.1
LivaNova PLC	5,934	315,214	11.6
Livongo Health, Inc.	12,265	490,723	18.1
Lowe’s Cos., Inc.	5,744	601,684	22.2
LPL Financial Holdings, Inc.	1,605	96,653	3.6
MarketAxess Holdings, Inc.	213	96,917	3.6
Marsh & McLennan Cos., Inc.	34,011	3,310,291	121.9
Marvell Technology Group Ltd.	4,951	132,390	4.9
Masimo Corp.	520	111,233	4.1
Mastercard, Inc., Class A	3,456	950,296	35.0
Mattel, Inc.	19,677	171,583	6.3
Maxim Integrated Products, Inc.	35,224	1,936,616	71.3
McCormick & Co., Inc.	1,740	272,902	10.1
Medtronic PLC	10,023	978,546	36.0
Mercury Systems, Inc.	6,265	558,587	20.6
MGIC Investment Corp.	103,380	755,708	27.8
Microsoft Corp.	11,526	2,065,574	76.1
Monolithic Power Systems, Inc.	2,441	487,980	18.0
Mosaic Co.	30,426	350,203	12.9
MSA Safety, Inc.	13,256	1,491,698	54.9
MSC Industrial Direct Co., Inc., Class A	5,863	349,669	12.9
National Instruments Corp.	4,227	162,401	6.0
NeoGenomics, Inc.	5,743	157,014	5.8
New Relic, Inc.	14,656	786,881	29.0
New York Times Co., Class A	19,519	634,758	23.4
Nexstar Media Group, Inc., Class A	17,721	1,241,179	45.7
Nielsen Holdings PLC	11,048	162,737	6.0
NIKE, Inc., Class B	5,744	500,762	18.4
Northrop Grumman Corp.	4,229	1,398,403	51.5
Nutanix, Inc., Class A	2,669	54,688	2.0
NVIDIA Corp.	4,570	1,335,720	49.2
Otis Worldwide Corp.	27,656	1,407,967	51.9
Owens Corning	8,631	374,240	13.8
PacWest Bancorp	73,198	1,481,528	54.6
Paylocity Holding Corp.	16,488	1,888,371	69.5
PayPal Holdings, Inc.	53,783	6,615,309	243.6
PerkinElmer, Inc.	3,929	355,692	13.1
PPD, Inc.	35,213	841,591	31.0
PPL Corp.	10,877	276,493	10.2
PRA Health Sciences, Inc.	6,498	627,057	23.1
Premier, Inc., Class A	1,899	62,971	2.3
Prudential Financial, Inc.	19,695	1,228,377	45.2
Public Service Enterprise Group, Inc.	957	48,529	1.8
Q2 Holdings, Inc.	1,474	117,507	4.3
QTS Realty Trust, Inc., Class A	11,685	730,663	26.9
Reata Pharmaceuticals, Inc., Class A	354	55,989	2.1
Reliance Steel & Aluminum Co.	7,244	648,918	23.9
Repligen Corp.	493	57,262	2.1
RingCentral, Inc., Class A	2,652	606,062	22.3
Robert Half International, Inc.	8,571	405,151	14.9
Rockwell Automation, Inc.	6,134	1,162,270	42.8
Roper Technologies, Inc.	6,000	2,046,180	75.4
salesforce.com, Inc.	9,556	1,547,594	57.0

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Schlumberger Ltd.	15,897	$267,388	9.8%
Service Corp. International	1,052	38,650	1.4
ServiceNow, Inc.	3,571	1,255,349	46.2
Sherwin-Williams Co.	8,279	4,440,607	163.5
Silicon Laboratories, Inc.	8,091	786,607	29.0
Sirius XM Holdings, Inc.	701,772	4,147,473	152.7
Smartsheet, Inc., Class A	3,657	192,797	7.1
SolarEdge Technologies, Inc.	5,730	639,411	23.5
Spirit AeroSystems Holdings, Inc., Class A	1,280	28,365	1.0
Splunk, Inc.,	3,635	510,209	18.8
Sterling Bancorp	18,327	225,972	8.3
STORE Capital Corp.	41,699	836,899	30.8
Synovus Financial Corp.	82,542	1,734,207	63.9
T. Rowe Price Group, Inc.	7,626	881,794	32.5
Target Corp.	8,819	967,797	35.6
Telephone & Data Systems, Inc.	38,535	756,057	27.8
Tetra Tech, Inc.	15	1,129	0.0
Texas Instruments, Inc.	21,514	2,497,130	92.0
TJX Cos., Inc.	15,415	756,106	27.8
Toro Co.	1,123	71,659	2.6
Tractor Supply Co.	5,701	578,252	21.3
Trane Technologies PLC	15,125	1,322,228	48.7
TransDigm Group, Inc.	741	269,042	9.9
TransUnion	35,184	2,772,147	102.1
Twilio, Inc., Class A	9,126	1,024,850	37.7
Twitter, Inc.	103,599	2,971,219	109.4
Uber Technologies, Inc.	4,239	128,315	4.7
UGI Corp.	16,719	504,579	18.6
Union Pacific Corp.	17,743	2,835,154	104.4
United Parcel Service, Inc., Class B	15,070	1,426,526	52.5
Universal Display Corp.	160	24,019	0.9
Varian Medical Systems, Inc.	22,845	2,613,011	96.2
Veeva Systems, Inc., Class A	1,065	203,202	7.5
Verisk Analytics, Inc.	1,217	185,994	6.8
Virtu Financial, Inc., Class A	2,711	63,356	2.3
Visa, Inc., Class A	9,165	1,637,969	60.3
VMware, Inc., Class A	8,582	1,128,705	41.6
Vulcan Materials Co.	5,996	677,368	24.9
W.W. Grainger, Inc.	2,069	570,175	21.0
Webster Financial Corp.	43,416	1,226,502	45.2
Wells Fargo & Co.	33,255	966,058	35.6
Westlake Chemical Corp.	3,768	163,720	6.0
Wingstop, Inc.	878	102,963	3.8
Woodward, Inc.	3,877	234,791	8.6
Workday, Inc., Class A	22,100	3,401,190	125.3
Xylem, Inc.	38,668	2,780,229	102.4
Yum! Brands, Inc.	14,411	1,245,543	45.9
Zendesk, Inc.	53,503	4,113,311	151.5
Zoetis, Inc.	7,410	958,187	35.3

		194,058,232

Total Reference Entity — Long		294,116,978

Reference Entity — Short

Australia
Afterpay Ltd.	(25,375)	(504,598)	(18.6)
AMP Ltd.	(81,077)	(74,806)	(2.8)
AusNet Services	(232,320)	(283,343)	(10.4)
Boral Ltd.	(36,756)	(71,435)	(2.6)
Coles Group Ltd.	(13,251)	(132,879)	(4.9)
Computershare, Ltd.	(16,407)	(129,085)	(4.7)
Iluka Resources Ltd.	(12,053)	(59,783)	(2.2)
Magellan Financial Group, Ltd.	(2,260)	(74,030)	(2.7)

	Shares	Value	% of Basket Value

Australia (continued)
Orora Ltd.	(274,257)	$(455,777)	(16.8	) %
Qube Holdings Ltd.	(199,923)	(416,181)	(15.3)
Ramsay Health Care, Ltd.	(4,721)	(191,727)	(7.1)
Scentre Group	(12,446)	(18,697)	(0.7)
Seven Group Holdings Ltd.	(13,561)	(133,352)	(4.9)
Tabcorp Holdings, Ltd.	(46,688)	(97,339)	(3.6)
TPG Telecom Ltd.	(46,468)	(221,732)	(8.2)
Vicinity Centres	(75,185)	(71,977)	(2.6)

		(2,936,741)

Belgium
Euronav NV	(10,932)	(122,101)	(4.5)
Proximus SADP	(25,292)	(539,818)	(19.9)

		(661,919)

Bermuda
RenaissanceRe Holdings Ltd.	(13,969)	(2,039,614)	(75.1)

Canada
Bombardier, Inc., Class B	(376,577)	(132,564)	(4.9)
Canadian Utilities, Ltd.	(14,667)	(357,837)	(13.2)
Centerra Gold, Inc.	(2,353)	(18,814)	(0.7)
Fairfax Financial Holdings Ltd.	(731)	(198,207)	(7.3)
Fortis, Inc.	(7,732)	(299,626)	(11.0)
GFL Environmental, Inc.	(16,184)	(279,983)	(10.3)
Northland Power, Inc.	(1,869)	(40,107)	(1.5)
Osisko Gold Royalties Ltd.	(5)	(46)	0.0
Restaurant Brands International, Inc.	(24,817)	(1,210,585)	(44.6)
Saputo, Inc.	(10,289)	(258,713)	(9.5)
Stars Group, Inc.	(16,648)	(464,415)	(17.1)
Thomson Reuters Corp.	(1,426)	(100,469)	(3.7)

		(3,361,366)

China
Budweiser Brewing Co. APAC Ltd.	(74,900)	(203,535)	(7.5)
Minth Group Ltd.	(106,000)	(254,890)	(9.4)

		(458,425)

Denmark
Ambu A/S, Class B	(12,471)	(390,620)	(14.4)
AP Moeller — Maersk A/S	(1,030)	(954,394)	(35.1)
AP Moeller — Maersk A/S	(946)	(941,509)	(34.7)
Danske Bank A/S	(172,454)	(2,047,558)	(75.4)
ISS A/S	(14,169)	(210,655)	(7.8)
Jyske Bank A/S, Registered Shares	(1,403)	(37,871)	(1.4)
Rockwool International A/S, -B Shares	(917)	(192,716)	(7.1)

		(4,775,323)

Finland
Fortum OYJ	(22,608)	(374,618)	(13.9)
Konecranes OYJ	(14,610)	(317,098)	(11.7)
Metsa Board OYJ	(8,557)	(59,603)	(2.2)
Nordea Bank Abp	(415,939)	(2,667,806)	(98.2)
Outokumpu OYJ	(57,201)	(154,014)	(5.7)
Stora Enso OYJ, -R Shares	(23,669)	(278,455)	(10.2)

		(3,851,594)

France
Bollore SA	(300,879)	(797,396)	(29.3)
Dassault Aviation SA	(333)	(271,197)	(10.0)
Faurecia SE	(2,277)	(81,588)	(3.0)
Iliad SA	(835)	(124,349)	(4.6)
La Francaise des Jeux SAEM	(2,003)	(57,300)	(2.1)

		(1,331,830)

50	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Germany
Bayer AG, Registered Shares	(21,472)	$(1,412,200)	(52.0	) %
Bechtle AG	(850)	(122,925)	(4.5)
Daimler AG	(26,228)	(897,076)	(33.0)
Deutsche Bank AG	(13,711)	(101,547)	(3.7)
Deutsche Telekom AG	(95,769)	(1,400,106)	(51.6)
Fuchs Petrolub SE	(22,046)	(854,846)	(31.5)
Hannover Rueck SE	(736)	(117,352)	(4.3)
Hapag-Lloyd AG	(2,723)	(390,093)	(14.4)
HeidelbergCement AG	(28,214)	(1,337,657)	(49.3)
ProSiebenSat.1 Media SE	(18,142)	(181,305)	(6.7)
Schaeffler AG	(32,083)	(216,638)	(8.0)
Siltronic AG	(4,193)	(358,962)	(13.2)
Suedzucker AG	(47,710)	(631,235)	(23.2)
Talanx AG	(8,991)	(319,296)	(11.8)
TeamViewer AG	(15,576)	(675,931)	(24.9)
TUI AG	(18,996)	(75,674)	(2.8)
Volkswagen AG	(10,881)	(1,608,688)	(59.2)

		(10,701,531)

Hong Kong
ASM Pacific Technology Ltd.	(2,700)	(27,283)	(1.0)
Shangri-La Asia Ltd.	(26,000)	(21,470)	(0.8)
SJM Holdings Ltd.	(1,917,000)	(1,892,735)	(69.7)

		(1,941,488)

Israel
First International Bank Of Israel Ltd.	(1,809)	(44,623)	(1.7)
Gazit-Globe Ltd.	(1,870)	(13,845)	(0.5)
ICL Ltd.	(111,591)	(389,344)	(14.3)
Israel Corp. Ltd.	(700)	(90,322)	(3.3)
Shufersal Ltd.	(4,130)	(26,506)	(1.0)
Teva Pharmaceutical Industries Ltd.	(50,346)	(544,587)	(20.1)
Teva Pharmaceutical Industries, Ltd., ADR	(47,324)	(508,260)	(18.7)
Wix.com Ltd.	(1,181)	(154,487)	(5.7)

		(1,771,974)

Italy
Prada SpA	(5,800)	(18,831)	(0.7)

Japan
Acom Co. Ltd.	(3,200)	(12,929)	(0.5)
Bandai Namco Holdings, Inc.	(12,000)	(599,597)	(22.1)
Bank of Kyoto Ltd.	(42,800)	(1,464,973)	(53.9)
Brother Industries Ltd.	(3,300)	(55,930)	(2.1)
The Chiba Bank Ltd.	(3,400)	(15,776)	(0.6)
Chugoku Bank Ltd.	(80,800)	(744,008)	(27.4)
DMG Mori Co., Ltd.	(62,700)	(641,087)	(23.6)
Dowa Holdings Co. Ltd.	(35,100)	(970,798)	(35.7)
FUJIFILM Holdings Corp.	(13,700)	(652,566)	(24.0)
Fujitsu Ltd.	(6,200)	(602,320)	(22.2)
Gunma Bank Ltd.	(5,600)	(17,929)	(0.7)
Hachijuni Bank Ltd.	(172,700)	(616,686)	(22.7)
Hamamatsu Photonics KK	(8,400)	(367,157)	(13.5)
Hitachi Chemical Co. Ltd.	(1,064)	(45,642)	(1.7)
Hitachi Construction Machinery Co., Ltd.	(26,600)	(624,095)	(23.0)
Hitachi Metals Ltd.	(50,900)	(490,459)	(18.1)
Ibiden Co. Ltd.	(20,200)	(516,312)	(19.0)
Ichigo, Inc.	(45,400)	(116,260)	(4.3)
Invincible Investment Corp.	(821)	(210,063)	(7.7)
Ito En Ltd.	(8,100)	(449,970)	(16.6)
ITOCHU Corp.	(19,800)	(388,181)	(14.3)
Itochu Techno-Solutions Corp.	(4,700)	(143,606)	(5.3)
Iyo Bank Ltd.	(76,400)	(409,293)	(15.1)
Japan Airport Terminal Co. Ltd.	(7,100)	(287,921)	(10.6)

	Shares	Value	% of Basket Value

Japan (continued)
Japan Aviation Electronics Industry, Ltd.	(1,600)	$(20,756)	(0.8	) %
Japan Exchange Group, Inc.	(1,600)	(29,761)	(1.1)
Japan Post Bank Co. Ltd.	(2,000)	(18,618)	(0.7)
Japan Real Estate Investment Corp.	(120)	(648,151)	(23.9)
JSR Corp.	(3,900)	(73,363)	(2.7)
Justsystems Corp.	(4,800)	(293,530)	(10.8)
Kansai Mirai Financial Group, Inc.	(48,500)	(163,064)	(6.0)
Kawasaki Heavy Industries Ltd.	(1,700)	(25,687)	(0.9)
Keihan Holdings Co. Ltd.	(18,000)	(809,023)	(29.8)
Keihin Corp.	(8,100)	(193,212)	(7.1)
Keikyu Corp.	(4,300)	(70,673)	(2.6)
Keio Corp.	(16,600)	(939,021)	(34.6)
Keisei Electric Railway Co. Ltd.	(15,500)	(467,547)	(17.2)
Kikkoman Corp.	(4,100)	(188,395)	(6.9)
Kinden Corp.	(2,300)	(37,009)	(1.4)
Kintetsu Group Holdings Co. Ltd.	(3,900)	(186,305)	(6.9)
Kobe Steel, Ltd.	(7,500)	(25,084)	(0.9)
Koei Tecmo Holdings Co. Ltd.	(34,300)	(902,295)	(33.2)
Kurita Water Industries Ltd.	(600)	(16,739)	(0.6)
Kyushu Financial Group, Inc.	(17,800)	(75,092)	(2.8)
Makita Corp.	(12,000)	(390,749)	(14.4)
Mani, Inc.	(800)	(17,818)	(0.6)
Minebea Mitsumi, Inc.	(99,800)	(1,622,667)	(59.8)
Mitsubishi Corp.	(45,800)	(971,326)	(35.8)
Mitsubishi Estate Co. Ltd.	(13,700)	(221,640)	(8.2)
Mitsubishi Heavy Industries, Ltd.	(40,200)	(1,030,874)	(38.0)
Mitsubishi Logistics Corp.	(30,900)	(682,246)	(25.1)
Mitsubishi UFJ Financial Group, Inc.	(150,100)	(606,404)	(22.3)
Mitsui & Co., Ltd.	(35,300)	(492,729)	(18.1)
Mitsui OSK Lines Ltd.	(14,700)	(254,967)	(9.4)
Mizuho Financial Group, Inc.	(195,000)	(227,062)	(8.4)
Nabtesco Corp.	(1,900)	(54,369)	(2.0)
Nagoya Railroad Co. Ltd.	(18,500)	(529,399)	(19.5)
NGK Insulators Ltd.	(40,700)	(532,471)	(19.6)
Nippo Corp.	(4,400)	(98,950)	(3.6)
Nippon Yusen KK	(15,900)	(209,300)	(7.7)
NOF Corp.	(6,300)	(208,761)	(7.7)
Nomura Holdings, Inc.	(95,300)	(395,458)	(14.6)
NTN Corp.	(12,200)	(23,400)	(0.9)
NTT Data Corp.	(2,100)	(21,429)	(0.8)
Oji Holdings Corp.	(6,800)	(34,527)	(1.3)
Olympus Corp.	(9,400)	(149,149)	(5.5)
Orient Corp.	(171,000)	(195,589)	(7.2)
Oriental Land Co. Ltd.	(5,900)	(746,027)	(27.5)
Panasonic Corp.	(5,300)	(40,402)	(1.5)
Pigeon Corp.	(4,900)	(174,488)	(6.4)
Sega Sammy Holdings, Inc.	(17,600)	(213,186)	(7.8)
Sharp Corp.	(103,900)	(1,143,739)	(42.1)
Shiga Bank Ltd.	(15,400)	(362,720)	(13.4)
Shimano, Inc.	(500)	(73,678)	(2.7)
Shinsei Bank Ltd.	(21,400)	(258,147)	(9.5)
Shizuoka Bank Ltd.	(22,000)	(133,567)	(4.9)
Shochiku Co. Ltd.	(12,200)	(1,330,019)	(49.0)
Showa Corp.	(16,400)	(344,611)	(12.7)
Skylark Holdings Co. Ltd.	(8,300)	(122,686)	(4.5)
SMC Corp.	(700)	(316,416)	(11.6)
SoftBank Group Corp.	(1,500)	(64,758)	(2.4)
Sony Corp.	(5,400)	(348,812)	(12.8)
Sony Financial Holdings, Inc.	(35,000)	(663,483)	(24.4)
Square Enix Holdings Co. Ltd.	(10,700)	(438,551)	(16.1)
Sumco Corp.	(26,600)	(378,707)	(13.9)
Sumitomo Forestry Co., Ltd.	(2,100)	(25,944)	(0.9)

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Sumitomo Heavy Industries Ltd.	(3,500)	$(73,760)	(2.7	) %
Sumitomo Rubber Industries, Ltd.	(1,700)	(16,501)	(0.6)
Sushiro Global Holdings Ltd.	(11,300)	(174,284)	(6.4)
Suzuki Motor Corp.	(1,500)	(47,873)	(1.8)
Taiyo Nippon Sanso Corp.	(5,200)	(80,656)	(3.0)
Tobu Railway Co. Ltd.	(7,000)	(237,440)	(8.7)
Toho Gas Co. Ltd.	(10,700)	(525,741)	(19.4)
Tokai Carbon Co. Ltd.	(45,600)	(377,096)	(13.9)
Tokuyama Corp.	(1,500)	(31,650)	(1.2)
Tokyo Broadcasting System Holdings, Inc.	(900)	(14,123)	(0.5)
Tokyo Electric Power Co. Holdings, Inc.	(49,700)	(167,306)	(6.2)
Toyo Suisan Kaisha Ltd.	(9,000)	(432,781)	(15.9)
Toyo Tire Corp.	(6,200)	(72,597)	(2.7)
Yamazaki Baking Co., Ltd.	(12,500)	(221,051)	(8.1)
Zensho Holdings Co. Ltd.	(2,700)	(53,148)	(2.0)

		(34,304,115)

Jordan
Hikma Pharmaceuticals PLC	(24,440)	(727,922)	(26.8)

Kazakhstan
KAZ Minerals PLC	(6,711)	(34,905)	(1.3)

Luxembourg
APERAM SA	(24,104)	(624,555)	(23.0)
Millicom International Cellular SA	(814)	(21,152)	(0.8)

		(645,707)

Netherlands
Aalberts NV	(2,019)	(56,855)	(2.1)
Adyen NV	(472)	(466,138)	(17.2)
Koninklijke Ahold Delhaize NV	(33,375)	(810,356)	(29.8)
OCI NV	(64,381)	(777,427)	(28.6)
SBM Offshore NV	(13,929)	(176,551)	(6.5)

		(2,287,327)

Norway
Equinor ASA	(16,776)	(232,294)	(8.6)
Frontline Ltd.	(23,289)	(218,411)	(8.0)
Gjensidige Forsikring ASA	(64,317)	(1,134,862)	(41.8)
Yara International ASA	(816)	(27,821)	(1.0)

		(1,613,388)

Portugal
Banco Comercial Portugues SA	(6,839,637)	(765,239)	(28.2)

Singapore
Genting Singapore Ltd.	(1,801,600)	(999,650)	(36.8)
Jardine Cycle & Carriage Ltd.	(19,700)	(280,093)	(10.3)
Mapletree Industrial Trust	(22,300)	(40,036)	(1.5)
Mapletree Logistics Trust	(454,400)	(575,601)	(21.2)
SembCorp Industries Ltd.	(90,700)	(103,906)	(3.8)
Suntec Real Estate Investment Trust	(914,900)	(903,666)	(33.3)

		(2,902,952)

Sweden
Autoliv, Inc.	(2,561)	(153,711)	(5.7)
Electrolux Professional AB	(28,833)	(66,381)	(2.4)
EQT AB	(8,402)	(116,101)	(4.3)
Fastighets AB Balder	(408)	(16,123)	(0.6)
Hennes & Mauritz AB, - B Shares	(24,986)	(341,548)	(12.6)
Husqvarna AB, B Shares	(183,123)	(1,101,904)	(40.6)
JM AB	(27,674)	(512,864)	(18.9)
Loomis AB	(4,023)	(98,104)	(3.6)
Lundin Energy AB	(1,633)	(42,467)	(1.6)
Nibe Industrier AB, -B Shares	(28,259)	(527,222)	(19.4)

	Shares	Value	% of Basket Value

Sweden (continued)
Samhallsbyggnadsbolaget i Norden AB	(35,262)	$(68,287)	(2.5	) %
Securitas AB, -B Shares	(40,469)	(478,837)	(17.6)
SKF AB, -B Shares	(46,464)	(733,370)	(27.0)
Svenska Cellulosa AB SCA, Class B	(113,959)	(1,208,730)	(44.5)
Telefonaktiebolaget LM Ericsson, -B Shares	(222,564)	(1,901,399)	(70.0)
Telia Co. AB	(3,880)	(13,491)	(0.5)
Volvo AB, -B Shares	(54,747)	(701,559)	(25.8)

		(8,082,098)

Switzerland
ABB Ltd.	(53,648)	(1,018,361)	(37.5)
Banque Cantonale Vaudoise	(200)	(176,594)	(6.5)
EMS-Chemie Holding AG	(486)	(314,283)	(11.6)
Flughafen Zurich AG	(884)	(109,321)	(4.0)
Georg Fischer AG, Registered Shares	(609)	(454,496)	(16.7)
LafargeHolcim Ltd.	(64,189)	(2,665,959)	(98.2)
Lonza Group AG, Registered Shares	(2,724)	(1,189,477)	(43.8)
Swatch Group AG	(2,390)	(479,581)	(17.7)
Swatch Group AG, Registered Shares	(12,301)	(478,231)	(17.6)
TE Connectivity Ltd.	(3,787)	(278,193)	(10.3)
UBS Group AG	(29,730)	(318,334)	(11.7)
Zurich Insurance Group AG	(9,492)	(3,009,480)	(110.8)

		(10,492,310)

United Kingdom
Admiral Group PLC	(10,990)	(320,694)	(11.8)
Ashtead Group PLC	(92,609)	(2,529,636)	(93.2)
Auto Trader Group PLC	(5,349)	(30,903)	(1.1)
Avast PLC	(28,367)	(163,707)	(6.0)
B&M European Value Retail SA	(533,527)	(2,231,181)	(82.2)
British American Tobacco PLC	(20,649)	(795,900)	(29.3)
BT Group PLC	(15,035)	(21,914)	(0.8)
Cineworld Group PLC	(279,309)	(230,273)	(8.5)
CRH PLC	(29,880)	(906,517)	(33.4)
Domino’s Pizza Group PLC	(67,562)	(292,772)	(10.8)
GVC Holdings PLC	(10,376)	(98,487)	(3.6)
Halma PLC	(104,107)	(2,737,012)	(100.8)
HSBC Holdings PLC	(82,468)	(425,861)	(15.7)
Inchcape PLC	(72,030)	(453,723)	(16.7)
InterContinental Hotels Group PLC	(8,453)	(384,128)	(14.1)
Legal & General Group PLC	(55,193)	(142,229)	(5.2)
National Grid PLC	(14,553)	(170,543)	(6.3)
Pentair PLC	(17,235)	(596,159)	(22.0)
Pets at Home Group PLC	(52,971)	(169,602)	(6.2)
Prudential PLC	(47,998)	(677,127)	(24.9)
Quilter PLC	(296,368)	(458,349)	(16.9)
Signature Aviation PLC	(150,311)	(369,151)	(13.6)
St. James’s Place PLC	(38,533)	(410,306)	(15.1)
Tesco PLC	(483,028)	(1,428,708)	(52.6)
Victrex PLC	(17,733)	(444,317)	(16.4)
Weir Group PLC	(44,109)	(527,131)	(19.4)

		(17,016,330)

United States
Advance Auto Parts, Inc.	(10,083)	(1,219,136)	(44.9)
AECOM	(10,387)	(376,633)	(13.9)
Aflac, Inc.	(1,502)	(55,934)	(2.1)
Air Lease Corp.	(81,606)	(2,133,997)	(78.6)
Albemarle Corp.	(1,093)	(67,143)	(2.5)
Alleghany Corp.	(140)	(74,719)	(2.8)
Alliance Data Systems Corp.	(9,951)	(498,247)	(18.4)
Allison Transmission Holdings, Inc.	(17,400)	(632,316)	(23.3)
Allstate Corp.	(36,058)	(3,667,820)	(135.1)
American Campus Communities, Inc.	(2,592)	(91,472)	(3.4)

52	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Ameriprise Financial, Inc.	(6,326)	$(727,110)	(26.8	) %
AmerisourceBergen Corp.	(5,341)	(478,874)	(17.6)
Analog Devices, Inc.	(9,524)	(1,043,830)	(38.4)
Apartment Investment & Management Co., Class A	(14,791)	(557,177)	(20.5)
Appian Corp.	(8,242)	(376,412)	(13.9)
Archer-Daniels-Midland Co.	(112,099)	(4,163,357)	(153.3)
Assurant, Inc.	(28,967)	(3,077,454)	(113.3)
Athene Holding Ltd., Class A	(6,442)	(173,934)	(6.4)
AutoNation, Inc.	(25,525)	(950,551)	(35.0)
AutoZone, Inc.	(468)	(477,510)	(17.6)
Avalonbay Communities, Inc.	(2,915)	(474,999)	(17.5)
Bank OZK	(4,265)	(96,474)	(3.6)
Berkshire Hathaway, Inc., Class B	(9,784)	(1,833,130)	(67.5)
Bill.com Holdings, Inc.	(8,380)	(493,498)	(18.2)
Black Knight, Inc.	(10,637)	(750,653)	(27.6)
Brixmor Property Group, Inc.	(25,336)	(290,097)	(10.7)
Brunswick Corp.	(54,441)	(2,597,925)	(95.7)
CACI International, Inc., Class A	(6,989)	(1,748,228)	(64.4)
Capri Holdings Ltd.	(22,852)	(348,493)	(12.8)
CarMax, Inc.	(12,095)	(890,797)	(32.8)
Carnival Corp.	(76,961)	(1,223,680)	(45.1)
Carnival PLC	(88,363)	(1,217,662)	(44.8)
Carvana Co.	(7,160)	(573,588)	(21.1)
Caterpillar, Inc.	(18,365)	(2,137,319)	(78.7)
Celanese Corp.	(242)	(20,103)	(0.7)
CenturyLink, Inc.	(70,958)	(753,574)	(27.8)
CF Industries Holdings, Inc.	(47,762)	(1,313,455)	(48.4)
Change Healthcare, Inc.	(10,769)	(125,351)	(4.6)
Cheniere Energy, Inc.	(5,225)	(243,955)	(9.0)
Chevron Corp.	(12,826)	(1,179,992)	(43.5)
Chewy, Inc., Class A	(19,180)	(829,343)	(30.5)
Choice Hotels International, Inc.	(12,177)	(913,884)	(33.7)
Churchill Downs, Inc.	(11,139)	(1,116,351)	(41.1)
Cincinnati Financial Corp.	(18,918)	(1,244,804)	(45.8)
Cintas Corp.	(630)	(139,753)	(5.1)
Citrix Systems, Inc.	(946)	(137,179)	(5.1)
Clorox Co.	(9,984)	(1,861,417)	(68.6)
Cognizant Technology Solutions Corp., Class A	(34,547)	(2,004,417)	(73.8)
Colfax Corp.	(48,401)	(1,248,262)	(46.0)
Commerce Bancshares, Inc.	(1,618)	(99,005)	(3.6)
Concho Resources, Inc.	(1,783)	(101,132)	(3.7)
Cooper Cos., Inc.	(3,763)	(1,078,852)	(39.7)
CoreLogic, Inc.	(7,242)	(278,238)	(10.2)
Corning, Inc.	(6,838)	(150,504)	(5.5)
Coty, Inc., Class A	(119,652)	(652,103)	(24.0)
Cousins Properties, Inc.	(5,751)	(173,508)	(6.4)
Credit Acceptance Corp.	(3,151)	(981,757)	(36.2)
Crowdstrike Holdings, Inc., Class A	(16,808)	(1,137,229)	(41.9)
Crown Holdings, Inc.	(11,303)	(728,026)	(26.8)
Darling International, Inc.	(29,290)	(603,081)	(22.2)
DaVita, Inc.	(2,419)	(191,125)	(7.0)
Devon Energy Corp.	(1,627)	(20,289)	(0.8)
Diamondback Energy, Inc.	(2,101)	(91,478)	(3.4)
Digital Realty Trust, Inc.	(907)	(135,587)	(5.0)
Dominion Energy, Inc.	(20,418)	(1,574,840)	(58.0)
DR Horton, Inc.	(3,515)	(165,978)	(6.1)
DXC Technology Co.	(19,478)	(353,136)	(13.0)
EastGroup Properties, Inc.	(2,424)	(256,944)	(9.5)
Eastman Chemical Co.	(6,253)	(378,369)	(13.9)
Eaton Corp. PLC	(20,522)	(1,713,587)	(63.1)
Eaton Vance Corp.	(8,742)	(320,831)	(11.8)
Element Solutions, Inc.	(25,731)	(263,743)	(9.7)

	Shares	Value	% of Basket Value

United States (continued)
Eli Lilly & Co.	(17,567)	$(2,716,561)	(100.0	) %
Envista Holdings Corp.	(4,093)	(79,691)	(2.9)
Essex Property Trust, Inc.	(736)	(179,658)	(6.6)
Everest Re Group Ltd.	(1,225)	(212,084)	(7.8)
Eversource Energy	(1,630)	(131,541)	(4.8)
Expedia Group, Inc.	(8,047)	(571,176)	(21.0)
Fifth Third Bancorp	(15,079)	(281,826)	(10.4)
FireEye, Inc.	(53,138)	(611,618)	(22.5)
First Citizens BancShares, Inc., Class A	(1,123)	(428,986)	(15.8)
FirstCash, Inc.	(4,156)	(298,567)	(11.0)
FirstEnergy Corp.	(90,868)	(3,750,122)	(138.1)
FleetCor Technologies, Inc.	(2,043)	(492,874)	(18.2)
Flex Ltd.	(66,583)	(649,850)	(23.9)
Flowers Foods, Inc.	(2,593)	(57,772)	(2.1)
Gaming and Leisure Properties, Inc.	(36,444)	(1,029,179)	(37.9)
Gap, Inc.	(16,566)	(134,516)	(5.0)
Genuine Parts Co.	(2,184)	(173,148)	(6.4)
Global Payments, Inc.	(8,034)	(1,333,805)	(49.1)
Graphic Packaging Holding Co.	(21,410)	(285,823)	(10.5)
Hain Celestial Group, Inc.	(17,599)	(454,758)	(16.7)
Hanesbrands, Inc.	(82,466)	(819,712)	(30.2)
The Hartford Financial Services Group, Inc.	(1,796)	(68,230)	(2.5)
Healthcare Realty Trust, Inc.	(8,612)	(253,107)	(9.3)
Healthpeak Properties, Inc.	(2,801)	(73,218)	(2.7)
Highwoods Properties, Inc.	(5,547)	(215,279)	(7.9)
HollyFrontier Corp.	(3,521)	(116,334)	(4.3)
Hormel Foods Corp.	(1,028)	(48,162)	(1.8)
Host Hotels & Resorts, Inc.	(82,926)	(1,020,819)	(37.6)
Howmet Aerospace, Inc.	(59,617)	(779,194)	(28.7)
Huntington Bancshares, Inc.	(36,003)	(332,668)	(12.3)
Hyatt Hotels Corp., Class A	(8,284)	(466,058)	(17.2)
ICU Medical, Inc.	(1,296)	(284,226)	(10.5)
II-VI, Inc.	(24,142)	(830,968)	(30.6)
Ingersoll Rand, Inc.	(23,420)	(681,054)	(25.1)
International Business Machines Corp.	(60,964)	(7,654,640)	(281.9)
Iridium Communications, Inc.	(25,252)	(568,296)	(20.9)
Jabil, Inc.	(73,305)	(2,084,794)	(76.8)
Jacobs Engineering Group, Inc.	(7,505)	(621,039)	(22.9)
JBG SMITH Properties	(31,422)	(1,066,777)	(39.3)
JM Smucker Co.	(8,424)	(968,002)	(35.7)
KBR, Inc.	(71,798)	(1,454,627)	(53.6)
Kemper Corp.	(2,464)	(165,630)	(6.1)
Kimberly-Clark Corp.	(15,691)	(2,172,890)	(80.0)
Kirby Corp.	(8,562)	(457,382)	(16.8)
Lear Corp.	(1,141)	(111,419)	(4.1)
Leidos Holdings, Inc.	(5,802)	(573,296)	(21.1)
Lennar Corp., Class A	(14,672)	(734,627)	(27.1)
Liberty Broadband Corp.	(6,088)	(746,876)	(27.5)
Liberty Media Corp-Liberty SiriusXM	(2,940)	(100,166)	(3.7)
Liberty SiriusXM Group	(1,656)	(55,824)	(2.1)
Lincoln Electric Holdings, Inc.	(13,616)	(1,096,224)	(40.4)
LKQ Corp.	(30,827)	(806,126)	(29.7)
Loews Corp.	(52,995)	(1,836,807)	(67.6)
LyondellBasell Industries NV, Class A	(3,168)	(183,586)	(6.8)
Madison Square Garden Co., Class A	(3,907)	(669,347)	(24.7)
ManpowerGroup, Inc.	(819)	(60,803)	(2.2)
Marriott International, Inc., Class A	(1,215)	(110,492)	(4.1)
Marriott Vacations Worldwide Corp.	(9,543)	(792,069)	(29.2)
MDU Resources Group, Inc.	(24,299)	(545,756)	(20.1)
Medpace Holdings, Inc.	(1,975)	(157,723)	(5.8)
Merck & Co., Inc.	(2,343)	(185,894)	(6.8)
MetLife, Inc.	(10,370)	(374,150)	(13.8)

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
MGM Resorts International	(27,788)	$(467,672)	(17.2	) %
Mid-America Apartment Communities, Inc.	(9,542)	(1,067,941)	(39.3)
MKS Instruments, Inc.	(5,755)	(576,824)	(21.2)
Morgan Stanley	(31,112)	(1,226,746)	(45.2)
Murphy USA, Inc.	(6,673)	(712,676)	(26.2)
National Fuel Gas Co.	(5,651)	(231,691)	(8.5)
National Retail Properties, Inc.	(5,387)	(175,832)	(6.5)
New Jersey Resources Corp.	(8,928)	(301,588)	(11.1)
New York Community Bancorp, Inc.	(21,930)	(238,160)	(8.8)
Newell Brands, Inc.	(7,900)	(109,652)	(4.0)
NewMarket Corp.	(5,250)	(2,160,060)	(79.5)
News Corp., Class A	(145,096)	(1,437,901)	(53.0)
NiSource, Inc.	(44,901)	(1,127,464)	(41.5)
NRG Energy, Inc.	(6,616)	(221,834)	(8.2)
Nucor Corp.	(1,100)	(45,309)	(1.7)
NVR, Inc.	(364)	(1,128,400)	(41.6)
O’Reilly Automotive, Inc.	(4,400)	(1,699,896)	(62.6)
Old Republic International Corp.	(6,859)	(109,401)	(4.0)
Ollie’s Bargain Outlet Holdings, Inc.	(8,865)	(602,022)	(22.2)
Omega Healthcare Investors, Inc.	(16,806)	(489,895)	(18.0)
Oracle Corp.	(75,880)	(4,019,364)	(148.0)
Oshkosh Corp.	(2,588)	(174,768)	(6.4)
PACCAR, Inc.	(33,830)	(2,342,051)	(86.3)
Parsley Energy, Inc., Class A	(1,890)	(17,860)	(0.7)
Paychex, Inc.	(20,962)	(1,436,316)	(52.9)
Peloton Interactive, Inc., Class A	(4,389)	(138,253)	(5.1)
Performance Food Group Co.	(1,117)	(32,784)	(1.2)
Philip Morris International, Inc.	(1,048)	(78,181)	(2.9)
Physicians Realty Trust	(1,779)	(27,432)	(1.0)
Pilgrim’s Pride Corp.	(10,901)	(239,822)	(8.8)
Pioneer Natural Resources Co.	(11,528)	(1,029,566)	(37.9)
Polaris Industries, Inc.	(16,347)	(1,159,493)	(42.7)
Primerica, Inc.	(536)	(55,696)	(2.1)
PTC, Inc.	(7,427)	(514,320)	(18.9)
Public Storage	(1,424)	(264,081)	(9.7)
Quaker Chemical Corp.	(5,519)	(839,550)	(30.9)
Ralph Lauren Corp.	(3,394)	(250,409)	(9.2)
Raymond James Financial, Inc.	(2,960)	(195,123)	(7.2)
RealPage, Inc.	(11,515)	(742,602)	(27.3)
Regions Financial Corp.	(10,875)	(116,906)	(4.3)
Rollins, Inc.	(20,434)	(817,360)	(30.1)
Royal Caribbean Cruises Ltd.	(32,249)	(1,508,286)	(55.5)
RPM International, Inc.	(9,031)	(599,749)	(22.1)
Sanderson Farms, Inc.	(9,912)	(1,349,420)	(49.7)
Scotts Miracle-Gro Co., Class A	(7,181)	(890,659)	(32.8)
Sempra Energy	(4,047)	(501,221)	(18.5)
Southern Co.	(19,737)	(1,119,680)	(41.2)
Spirit Realty Capital, Inc.	(13,916)	(428,056)	(15.8)
SS&C Technologies Holdings, Inc.	(24,631)	(1,358,646)	(50.0)
STAG Industrial, Inc.	(803)	(21,079)	(0.8)
Stericycle, Inc.	(9,980)	(487,024)	(17.9)
STERIS PLC	(10,573)	(1,506,652)	(55.5)
Stifel Financial Corp.	(11,723)	(519,094)	(19.1)
Sun Communities, Inc.	(2,115)	(284,256)	(10.5)
Synchrony Financial	(4,023)	(79,615)	(2.9)
Sysco Corp.	(12,747)	(717,274)	(26.4)
T-Mobile U.S., Inc.	(52,889)	(4,643,654)	(171.0)
Teradyne, Inc.	(15,234)	(952,734)	(35.1)
Textron, Inc.	(24,084)	(634,854)	(23.4)
Thor Industries, Inc.	(20,077)	(1,329,097)	(48.9)
Timken Co.	(7,618)	(286,284)	(10.5)

	Shares	Value	% of Basket Value

United States (continued)
TopBuild Corp.	(2,675)	$(249,283)	(9.2	) %
Travelers Cos., Inc.	(7,274)	(736,202)	(27.1)
TriNet Group, Inc.	(241)	(11,802)	(0.4)
TripAdvisor, Inc.	(3,851)	(76,904)	(2.8)
Tyler Technologies, Inc.	(3,429)	(1,099,646)	(40.5)
United Rentals, Inc.	(6,626)	(851,441)	(31.4)
Universal Health Services, Inc., Class B	(18,686)	(1,974,923)	(72.7)
US Foods Holding Corp.	(1,301)	(27,971)	(1.0)
VEREIT, Inc.	(113,718)	(623,175)	(23.0)
VeriSign, Inc.	(382)	(80,025)	(2.9)
Verizon Communications, Inc.	(103,185)	(5,927,978)	(218.3)
ViaSat, Inc.	(2,267)	(96,121)	(3.5)
Vishay Intertechnology, Inc.	(37,529)	(622,606)	(22.9)
Vistra Energy Corp.	(38,379)	(749,926)	(27.6)
Vornado Realty Trust	(23,499)	(1,029,726)	(37.9)
Voya Financial, Inc.	(17,944)	(810,530)	(29.9)
Waters Corp.	(1,503)	(281,061)	(10.4)
Watsco, Inc.	(4,214)	(678,412)	(25.0)
Wendy’s Co.	(8,906)	(176,873)	(6.5)
Western Alliance Bancorp	(475)	(17,043)	(0.6)
Western Union Co.	(11,536)	(219,992)	(8.1)
Whirlpool Corp.	(23,340)	(2,608,012)	(96.0)
Williams Cos., Inc.	(58,156)	(1,126,482)	(41.5)
WP Carey, Inc.	(3,413)	(224,507)	(8.3)
WR Grace & Co.	(2,307)	(108,960)	(4.0)
Wynn Resorts Ltd.	(13,118)	(1,121,983)	(41.3)
Xerox Holdings Corp.	(16,463)	(301,108)	(11.1)
Zillow Group, Inc., Class C	(13,592)	(597,504)	(22.0)
Zimmer Biomet Holdings, Inc.	(6,778)	(811,327)	(29.9)
Zoom Video Communications, Inc., Class A	(7,970)	(1,077,305)	(39.7)
Zynga, Inc., Class A	(26,569)	(200,330)	(7.4)

		(178,678,590)

Total Reference Entity — Short		(291,401,519)

Net Value of Reference Entity — Goldman Sachs & Co.		$2,715,459

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2020 termination dates 11/04/20 — 02/28/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
ALS Ltd.	4,435	$19,367	(1.6)%
Ansell Ltd.	5,332	98,334	(8.2)
Blackmores, Ltd.	1,933	94,879	(8.0)
BWP Trust	46,158	105,483	(8.8)
Centuria Industrial REIT	65,367	112,103	(9.4)
Centuria Office REIT	35,709	44,997	(3.8)
Costa Group Holdings Ltd.	10,888	20,338	(1.7)
Credit Corp. Group Ltd.	3,027	32,235	(2.7)
CSR Ltd.	19,750	47,468	(4.0)
Downer EDI Ltd.	51,963	139,787	(11.7)
Growthpoint Properties Australia Ltd.	30,847	61,886	(5.2)
GUD Holdings Ltd.	13,392	79,494	(6.7)

54	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Australia (continued)
GWA Group Ltd.	41,811	$75,049	(6.3	) %
IDP Education Ltd.	5,033	47,709	(4.0)
IGO Ltd.	21,952	66,595	(5.6)
Inghams Group Ltd.	39,841	90,263	(7.6)
InvoCare Ltd.	13,385	89,511	(7.5)
JB Hi-Fi Ltd.	2,099	47,453	(4.0)
Kogan.com Ltd.	3,320	17,286	(1.4)
Mineral Resources Ltd.	7,166	77,234	(6.5)
Netwealth Group Ltd.	9,637	47,214	(4.0)
OZ Minerals Ltd.	12,948	74,635	(6.3)
Pendal Group Ltd.	73,701	261,745	(22.0)
Perpetual Ltd.	3,245	63,078	(5.3)
Regis Resources Ltd.	22,274	63,690	(5.3)
Saracen Mineral Holdings Ltd.	12,859	35,267	(3.0)
Service Stream Ltd.	5,057	6,434	(0.5)
Steadfast Group Ltd.	101,119	199,678	(16.8)
Tassal Group Ltd.	6,901	16,833	(1.4)
Technology One Ltd.	33,518	205,618	(17.3)

		2,341,663

Austria
ams AG	1,692	22,211	(1.9)
S&T AG	2,382	52,462	(4.4)
Telekom Austria AG	29,402	206,853	(17.4)
UNIQA Insurance Group AG	7,378	49,742	(4.2)
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,881	37,598	(3.1)

		368,866

Belgium
Akka Technologies	1,959	62,357	(5.2)
Befimmo SA	3,946	176,140	(14.8)
bpost SA	7,439	51,906	(4.4)
Fagron	2,760	62,232	(5.2)
Gimv NV	889	48,842	(4.1)
Intervest Offices & Warehouses NV	2,099	51,965	(4.4)
Orange Belgium SA	6,803	113,165	(9.5)

		566,607

Canada
Aecon Group, Inc.	13,951	153,246	(12.9)
Alaris Royalty Corp.	21,863	159,266	(13.4)
Allied Properties Real Estate Investment Trust	3,934	125,938	(10.6)
Altius Minerals Corp.	12,547	77,520	(6.5)
Aritis REIT	5,197	32,632	(2.7)
Aritzia, Inc.	1,914	22,785	(1.9)
ATS Automation Tooling Systems, Inc.	2,848	42,251	(3.5)
B2Gold Corp.	7,905	39,981	(3.4)
Birchcliff Energy, Ltd.	9,306	10,229	(0.9)
Canadian Western Bank	24,616	389,591	(32.7)
Celestica, Inc.	4,681	29,224	(2.5)
Computer Modelling Group Ltd.	15,014	50,480	(4.2)
Corus Entertainment, Inc., -B Shares	24,674	56,192	(4.7)
Crombie Real Estate Investment Trust	7,083	66,151	(5.5)
CT Real Estate Investment Trust	19,500	181,418	(15.2)
Dream Office Real Estate Investment Trust	6,201	96,760	(8.1)
Enerflex Ltd.	5,342	20,148	(1.7)
Equitable Group, Inc.	1,352	66,048	(5.5)
Fiera Capital Corp.	16,492	106,633	(8.9)
First Majestic Silver Corp.	2,221	17,935	(1.5)
Freehold Royalties Ltd.	16,736	44,847	(3.8)
Genworth MI Canada, Inc.	6,717	165,615	(13.9)
Gibson Energy, Inc.	2,664	37,952	(3.2)
HudBay Minerals, Inc.	13,366	32,648	(2.7)

	Shares	Value	% of Basket Value

Canada (continued)
Killam Apartment Real Estate Investment Trust	2,251	$27,055	(2.3	) %
Kirkland Lake Gold Ltd.	1,049	43,363	(3.6)
Knight Therapeutics, Inc.	3,650	19,903	(1.7)
Laurentian Bank of Canada	17,593	392,950	(33.0)
Magellan Aerospace Corp.	2,102	9,680	(0.8)
Major Drilling Group International, Inc.	14,516	37,021	(3.1)
Minto Apartment Real Estate Investment Trust	1,364	20,216	(1.7)
Morguard North American Residential Real Estate Investment Trust	12,782	135,906	(11.4)
Morguard Real Estate Investment Trust	5,241	21,801	(1.8)
Morneau Shepell, Inc.	1,662	40,178	(3.4)
MTY Food Group, Inc.	2,711	46,840	(3.9)
North West Co., Inc.	1,109	20,954	(1.8)
NorthWest Healthcare Properties Real Estate Investment Trust	28,033	196,560	(16.5)
Pan American Silver Corp.	1,846	39,255	(3.3)
Parex Resources, Inc.	3,559	39,017	(3.3)
Pason Systems, Inc.	1,523	8,283	(0.7)
Peyto Exploration & Development Corp.	8,073	16,297	(1.4)
Sandstorm Gold Ltd.	45,687	354,809	(29.8)
Savaria Corp.	10,498	86,355	(7.2)
Seabridge Gold, Inc.	4,227	59,186	(5.0)
Secure Energy Services, Inc.	15,748	14,142	(1.2)
ShawCor, Ltd.	2,419	3,545	(0.3)
Sierra Wireless, Inc.	3,650	34,246	(2.9)
SilverCrest Metals, Inc.	4,945	32,080	(2.7)
Sleep Country Canada Holdings, Inc.	4,358	41,233	(3.5)
Teranga Gold Corp.	4,873	33,748	(2.8)
Timbercreek Financial Corp.	7,357	41,596	(3.5)
TMX Group Ltd.	582	50,421	(4.2)
TORC Oil & Gas, Ltd.	2,672	2,150	(0.2)
TransAlta Renewables, Inc.	6,607	71,389	(6.0)
Vermilion Energy, Inc.	28,956	142,497	(12.0)
Whitecap Resources, Inc.	7,426	9,763	(0.8)

		4,117,929

Chile
Liberty Latin America Ltd., Class C	7,425	76,774	(6.4)

China
Ausnutria Dairy Corp. Ltd.	38,000	70,081	(5.9)

Denmark
Alm Brand A/S	11,109	87,054	(7.3)
Drilling Co. of 1972 A/S	4,037	94,982	(8.0)
GN Store Nord A/S	1,825	83,286	(7.0)
Royal Unibrew A/S	1,172	90,673	(7.6)
Scandinavian Tobacco Group A/S	5,337	61,332	(5.1)

		417,327

Finland
Aktia Bank OYJ	16,590	139,923	(11.8)
Cargotec OYJ, -B Shares	3,394	74,053	(6.2)
Citycon OYJ	37,464	247,457	(20.8)
Huhtamaki OYJ	898	33,517	(2.8)
Valmet OYJ	4,383	100,235	(8.4)
YIT OYJ	27,863	152,732	(12.8)

		747,917

France
Alten SA	1,794	129,164	(10.8)
Cie des Alpes	3,524	65,990	(5.5)
Coface SA	3,518	20,692	(1.7)
Europcar Mobility Group	18,688	34,835	(2.9)
Fnac Darty SA	874	28,178	(2.4)

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

France (continued)
Gaztransport Et Technigaz SA	557	$40,381	(3.4	) %
GL Events	1,818	21,776	(1.8)
Innate Pharma SA	5,079	35,739	(3.0)
IPSOS	4,853	93,446	(7.9)
Maisons du Monde SA	2,978	26,791	(2.3)
Mersen SA	2,618	57,768	(4.9)
Metropole Television SA	9,343	103,995	(8.7)
Nexity SA	9,117	279,653	(23.5)
Rubis SCA	646	28,942	(2.4)

		967,350

Germany
Bilfinger SE	1,043	19,614	(1.6)
Cewe Stiftung & Co. KGAA	949	98,770	(8.3)
Deutsche Euroshop AG	11,102	159,889	(13.4)
Deutsche Pfandbriefbank AG	26,422	194,205	(16.3)
Duerr AG	4,933	115,110	(9.7)
Encavis AG	4,952	60,743	(5.1)
Freenet AG	4,527	85,880	(7.2)
Gerresheimer AG	157	12,486	(1.0)
Grand City Properties SA	6,424	134,338	(11.3)
GRENKE AG	1,797	125,423	(10.5)
HelloFresh SE	1,375	49,009	(4.1)
Hypoport SE	357	125,857	(10.6)
Indus Holding AG	878	27,024	(2.3)
LEG Immobilien AG	2,475	284,142	(23.8)
MLP SE	37,081	191,061	(16.0)
Nemetschek SE	2,522	158,671	(13.3)
New Work SE	130	30,897	(2.6)
Norma Group SE	2,234	55,950	(4.7)
ProSiebenSat.1 Media SE	3,045	30,431	(2.6)
Rheinmetall AG	2,422	163,919	(13.8)
Stroeer SE & Co. KGaA	436	27,595	(2.3)
TAG Immobilien AG	8,350	182,896	(15.4)

		2,333,910

Hong Kong
Dah Sing Financial Holdings, Ltd.	67,200	221,676	(18.6)
Hang Lung Group Ltd.	121,000	276,372	(23.2)
Hysan Development Co. Ltd.	36,000	120,102	(10.1)

		618,150

India
Rhi Magnesita NV	668	20,519	(1.7)

Ireland
UDG Healthcare PLC	11,653	91,971	(7.7)

Israel
Amot Investments Ltd.	11,465	64,394	(5.4)
Electra Ltd.	138	63,299	(5.3)
Energix-Renewable Energies Ltd.	19,331	67,397	(5.7)
Equital Ltd.	1,119	27,829	(2.3)
FIBI Holdings Ltd.	1,758	52,008	(4.4)
Hilan Ltd.	3,364	132,621	(11.1)
Kornit Digital Ltd.	1,966	65,222	(5.5)
Melisron Ltd.	3,650	146,915	(12.3)
Mivne Real Estate KD Ltd.	63,985	137,443	(11.5)
Nova Measuring Instruments Ltd.	3,159	126,422	(10.6)
Paz Oil Co. Ltd.	222	19,344	(1.6)
Property & Building Corp. Ltd.	1,191	87,925	(7.4)
Radware Ltd.	9,375	222,094	(18.6)
Shapir Engineering and Industry Ltd.	7,728	54,178	(4.6)
Strauss Group Ltd.	6,464	182,708	(15.3)
Tower Semiconductor, Ltd.	6,354	124,474	(10.5)

		1,574,273

	Shares	Value	% of Basket Value

Italy
Anima Holding SpA	5,932	$21,001	(1.8	) %
Banca Farmafactoring SpA	43,494	224,586	(18.8)
Credito Emiliano SpA	5,383	23,860	(2.0)
DiaSorin SpA	425	72,472	(6.1)
ERG SpA	6,417	115,295	(9.7)
Hera SpA	24,938	92,314	(7.7)
Immobiliare Grande Distribuzione SIIQ SpA	6,080	24,073	(2.0)
Infrastrutture Wireless Italiane SpA	2,985	31,583	(2.6)
Interpump Group SpA	7,216	210,551	(17.7)
Italgas SpA	63,574	356,194	(29.9)
MARR SpA	7,735	101,907	(8.6)
Piaggio & C SpA	49,254	112,921	(9.5)
RAI Way SpA	4,359	23,499	(2.0)
Sesa SpA	549	29,270	(2.5)
Technogym SpA	17,715	131,034	(11.0)
Unipol Gruppo SpA	34,323	118,428	(9.9)

		1,688,988

Japan
A/S One Corp.	500	44,667	(3.7)
ADEKA Corp.	8,600	107,992	(9.1)
Ai Holdings Corp.	3,800	46,943	(3.9)
Aisan Industry Co. Ltd.	7,600	40,301	(3.4)
Akita Bank Ltd.	3,700	49,601	(4.2)
Anritsu Corp.	1,300	26,462	(2.2)
AOKI Holdings, Inc.	15,100	91,739	(7.7)
Aomori Bank Ltd.	1,100	23,240	(1.9)
Aoyama Trading Co. Ltd.	20,400	172,336	(14.5)
Arcland Sakamoto Co. Ltd.	28,700	273,675	(23.0)
Arcland Service Holdings Co. Ltd.	16,500	256,017	(21.5)
Ateam, Inc.	3,000	19,672	(1.6)
Atom Corp.	9,100	71,126	(6.0)
Autobacs Seven Co. Ltd.	1,600	18,684	(1.6)
Bank of the Ryukyus Ltd.	2,000	18,670	(1.6)
Bell System24 Holdings, Inc.	21,800	257,998	(21.7)
Belluna Co. Ltd.	21,900	102,307	(8.6)
BRONCO BILLY Co. Ltd.	1,700	32,469	(2.7)
Bunka Shutter Co. Ltd.	26,200	191,275	(16.1)
Canon Marketing Japan, Inc.	3,000	57,740	(4.8)
Chiyoda Integre Co. Ltd.	2,300	37,442	(3.1)
CMIC Holdings Co. Ltd.	1,300	18,717	(1.6)
COMSYS Holdings Corp.	10,200	280,477	(23.5)
CONEXIO Corp.	2,400	32,279	(2.7)
Daiichi Jitsugyo Co. Ltd.	300	10,143	(0.8)
Daiichikosho Co., Ltd.	900	27,013	(2.3)
Daio Paper Corp.	17,300	236,056	(19.8)
Daiseki Co. Ltd.	7,700	170,112	(14.3)
DeNA Co. Ltd.	8,700	107,098	(9.0)
Doshisha Co. Ltd.	19,500	239,915	(20.1)
Doutor Nichires Holdings Co. Ltd.	22,400	338,997	(28.5)
DTS Corp.	4,700	90,080	(7.6)
DyDo Group Holdings, Inc.	6,700	264,890	(22.2)
Eagle Industry Co. Ltd.	12,800	80,516	(6.8)
Ebara Corp.	1,100	24,590	(2.1)
EDION Corp.	27,300	237,299	(19.9)
Elecom Co. Ltd.	5,400	212,955	(17.9)
en-japan, Inc.	3,100	68,334	(5.7)
EPS Holdings, Inc.	12,100	125,842	(10.6)
Financial Products Group Co. Ltd.	3,500	16,603	(1.4)
FP Corp.	400	30,174	(2.5)
Frontier Real Estate Investment Corp.	15	42,081	(3.5)
Fuji Soft, Inc.	2,000	70,402	(5.9)
Fujicco Co. Ltd.	5,000	89,876	(7.5)

56	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Fujitsu General Ltd.	3,100	$51,324	(4.3	) %
Fukuoka REIT Corp.	42	42,242	(3.5)
FULLCAST Holdings Co. Ltd.	6,700	84,851	(7.1)
Furukawa Co., Ltd.	5,900	60,306	(5.1)
Futaba Corp.	6,300	58,822	(4.9)
Future Corp.	3,600	47,633	(4.0)
Fuyo General Lease Co. Ltd.	400	20,000	(1.7)
G-Tekt Corp.	3,700	37,846	(3.2)
Gecoss Corp.	5,800	46,753	(3.9)
Giken Ltd.	3,200	116,875	(9.8)
Glory Ltd.	2,300	51,691	(4.3)
Goldcrest Co. Ltd.	3,900	58,832	(4.9)
Gree, Inc.	5,100	20,050	(1.7)
GungHo Online Entertainment, Inc.	1,300	20,160	(1.7)
Gunma Bank Ltd.	33,400	106,935	(9.0)
H2O Retailing Corp.	11,000	86,275	(7.2)
Hamakyorex Co. Ltd.	9,800	267,881	(22.5)
Hanwa Co. Ltd.	1,600	25,418	(2.1)
Hazama Ando Corp.	13,900	86,566	(7.3)
Heiwa Corp.	3,800	63,984	(5.4)
Heiwado Co. Ltd.	9,900	168,723	(14.2)
Hiday Hidaka Corp.	7,000	107,979	(9.1)
Hitachi Capital Corp.	14,200	274,636	(23.1)
Hitachi Transport System Ltd.	4,300	104,366	(8.8)
Hitachi Zosen Corp.	9,800	32,425	(2.7)
Hokkaido Electric Power Co., Inc.	21,300	81,513	(6.8)
Hokuetsu Corp.	56,800	224,306	(18.8)
House Foods Group, Inc.	6,100	192,119	(16.1)
Hyakujushi Bank Ltd.	900	16,010	(1.3)
Ichigo Office REIT Investment Corp.	31	19,543	(1.6)
Ichiyoshi Securities Co. Ltd.	8,700	36,427	(3.1)
Internet Initiative Japan, Inc.	1,700	58,109	(4.9)
Iriso Electronics Co. Ltd.	600	16,720	(1.4)
Itochu Enex Co. Ltd.	4,800	35,639	(3.0)
Itoham Yonekyu Holdings, Inc.	6,200	35,970	(3.0)
Iwatani Corp.	2,800	95,654	(8.0)
Izumi Co. Ltd.	4,600	134,653	(11.3)
J Trust Co., Ltd.	13,700	26,587	(2.2)
JAC Recruitment Co. Ltd.	16,000	167,590	(14.1)
Jaccs Co. Ltd.	16,400	272,260	(22.9)
Japan Investment Adviser Co. Ltd.	2,800	18,399	(1.5)
JSP Corp.	5,400	69,702	(5.8)
Kanamoto Co. Ltd.	4,400	85,323	(7.2)
Kandenko Co. Ltd.	2,800	23,431	(2.0)
Kanematsu Electronics Ltd.	2,100	71,214	(6.0)
Kasai Kogyo Co. Ltd.	7,000	32,532	(2.7)
Kisoji Co. Ltd.	1,900	41,656	(3.5)
Kohnan Shoji Co. Ltd.	2,100	48,740	(4.1)
Komeri Co. Ltd.	4,900	95,175	(8.0)
Konoike Transport Co. Ltd.	11,400	122,892	(10.3)
Kotobuki Spirits Co. Ltd.	1,300	50,776	(4.3)
Kumagai Gumi Co., Ltd.	4,300	94,214	(7.9)
Kyowa Exeo Corp.	6,000	146,171	(12.3)
Kyushu Financial Group, Inc.	6,000	25,312	(2.1)
LAC Co. Ltd.	2,500	21,331	(1.8)
LIFULL Co. Ltd.	16,800	51,309	(4.3)
Mars Group Holdings Corp.	3,000	46,837	(3.9)
Maruha Nichiro Corp.	13,200	276,238	(23.2)
Maruwa Unyu Kikan Co. Ltd.	4,000	116,476	(9.8)
Marvelous, Inc.	16,200	80,750	(6.8)
Matsuda Sangyo Co. Ltd.	1,500	18,349	(1.5)
Matsumotokiyoshi Holdings Co. Ltd.	7,700	265,023	(22.2)

	Shares	Value	% of Basket Value

Japan (continued)
MCUBS MidCity Investment Corp.	122	$84,676	(7.1	) %
Meiko Network Japan Co. Ltd.	2,000	14,531	(1.2)
Meitec Corp.	1,400	61,816	(5.2)
METAWATER Co., Ltd.	5,900	234,633	(19.7)
Mirait Holdings Corp.	1,600	20,668	(1.7)
Miroku Jyoho Service Co. Ltd.	5,900	148,771	(12.5)
Mitsubishi Pencil Co. Ltd.	2,100	26,283	(2.2)
Mizuno Corp.	10,600	183,893	(15.4)
Modec, Inc.	3,300	46,758	(3.9)
Monogatari Corp.	1,100	65,436	(5.5)
Morinaga & Co., Ltd.	600	24,657	(2.1)
MOS Food Services, Inc.	1,100	27,697	(2.3)
Musashino Bank Ltd.	2,100	26,449	(2.2)
Nagaileben Co. Ltd.	1,000	24,360	(2.0)
Nagase & Co. Ltd.	7,900	95,026	(8.0)
Nankai Electric Railway Co. Ltd.	3,400	75,902	(6.4)
Nanto Bank Ltd.	2,600	54,528	(4.6)
Nichicon Corp.	3,300	21,748	(1.8)
Nichiha Corp.	5,100	93,161	(7.8)
Nihon Kohden Corp.	2,400	85,847	(7.2)
Nihon M&A Center, Inc.	2,500	81,556	(6.8)
Nihon Trim Co. Ltd.	4,400	124,065	(10.4)
Nikkon Holdings Co. Ltd.	14,100	273,786	(23.0)
Nippon Densetsu Kogyo Co. Ltd.	1,300	25,338	(2.1)
Nippon Flour Mills Co. Ltd.	6,700	105,473	(8.9)
Nippon Light Metal Holdings Co. Ltd.	30,300	47,720	(4.0)
Nippon Paper Industries Co. Ltd.	12,500	178,505	(15.0)
Nippon Seiki Co. Ltd.	1,000	10,760	(0.9)
Nippon Sheet Glass Co. Ltd.	9,800	31,000	(2.6)
Nippon Shokubai Co. Ltd.	3,400	160,569	(13.5)
Nishimatsu Construction Co. Ltd.	6,500	123,083	(10.3)
Nishimatsuya Chain Co. Ltd.	10,000	79,112	(6.6)
Nishio Rent All Co. Ltd.	13,400	275,918	(23.2)
Nissin Electric Co., Ltd.	2,800	26,011	(2.2)
NOF Corp.	700	23,196	(1.9)
Nomura Co. Ltd.	28,900	218,927	(18.4)
Noritake Co. Ltd/Nagoya Japan	1,600	52,401	(4.4)
Noritz Corp.	10,300	114,583	(9.6)
Obara Group, Inc.	1,800	46,637	(3.9)
Ohsho Food Service Corp.	500	26,601	(2.2)
Oiles Corp.	700	9,054	(0.8)
Okabe Co. Ltd.	34,800	244,255	(20.5)
Okamura Corp.	19,400	140,205	(11.8)
Oki Electric Industry Co. Ltd.	14,100	135,628	(11.4)
Okumura Corp.	900	19,203	(1.6)
Okuwa Co. Ltd.	1,300	17,684	(1.5)
Open Door, Inc.	5,500	48,762	(4.1)
Outsourcing, Inc.	16,100	76,110	(6.4)
PIA Corp.	900	24,498	(2.1)
Premier Investment Corp.	93	93,390	(7.8)
Press Kogyo Co. Ltd.	21,400	52,744	(4.4)
Prestige International, Inc.	13,900	108,575	(9.1)
Rakus Co. Ltd.	8,200	129,893	(10.9)
Relo Group, Inc.	4,500	97,481	(8.2)
Riken Corp.	800	21,341	(1.8)
Rock Field Co. Ltd.	16,600	200,984	(16.9)
Rohto Pharmaceutical Co. Ltd.	700	20,367	(1.7)
Roland DG Corp.	5,300	65,054	(5.5)
Ryobi Ltd.	2,700	31,813	(2.7)
S Foods, Inc.	2,300	48,568	(4.1)
Sac’s Bar Holdings, Inc.	900	4,617	(0.4)
Sangetsu Corp.	13,100	194,968	(16.4)

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Sanki Engineering Co. Ltd.	16,500	$186,050	(15.6	) %
Sankyu, Inc.	3,100	119,126	(10.0)
Sanshin Electronics Co. Ltd.	900	12,536	(1.0)
Sanwa Holdings Corp.	2,600	20,175	(1.7)
Sanyo Chemical Industries Ltd.	2,500	98,487	(8.3)
Sawai Pharmaceutical Co. Ltd.	2,200	120,129	(10.1)
SCSK Corp.	2,400	108,647	(9.1)
Sekisui Plastics Co. Ltd.	5,800	32,451	(2.7)
Senko Group Holdings Co. Ltd.	22,000	179,297	(15.0)
Seria Co. Ltd.	6,300	204,752	(17.2)
SFP Holdings Co. Ltd.	2,500	31,104	(2.6)
Shimachu Co. Ltd.	800	19,979	(1.7)
Ship Healthcare Holdings, Inc.	1,300	58,795	(4.9)
Sinko Industries Ltd.	9,900	128,577	(10.8)
Sintokogio Ltd.	1,400	9,678	(0.8)
SKY Perfect JSAT Holdings, Inc.	25,400	95,488	(8.0)
SMS Co. Ltd.	2,300	50,132	(4.2)
Sojitz Corp.	60,400	139,786	(11.7)
Sourcenext Corp.	7,500	21,894	(1.8)
St Marc Holdings Co. Ltd.	14,900	248,791	(20.9)
Star Micronics Co. Ltd.	11,200	123,647	(10.4)
Starts Corp., Inc.	10,000	193,452	(16.2)
Studio Alice Co. Ltd.	800	10,771	(0.9)
Sumitomo Bakelite Co. Ltd.	3,900	100,732	(8.5)
Sumitomo Mitsui Construction Co., Ltd.	16,100	66,434	(5.6)
Takamatsu Construction Group Co. Ltd.	10,100	207,357	(17.4)
Takasago International Corp.	400	8,480	(0.7)
Takasago Thermal Engineering Co. Ltd.	4,800	75,663	(6.3)
Takuma Co. Ltd.	3,500	37,841	(3.2)
Tanseisha Co. Ltd.	16,900	108,387	(9.1)
TechMatrix Corp.	1,300	32,481	(2.7)
Tenma Corp.	800	11,541	(1.0)
Toagosei Co. Ltd.	5,900	53,981	(4.5)
Toho Holdings Co., Ltd.	2,300	47,633	(4.0)
Tokyo Kiraboshi Financial Group, Inc.	1,600	15,570	(1.3)
Topcon Corp.	4,900	40,233	(3.4)
Topre Corp.	4,900	56,682	(4.8)
Topy Industries Ltd.	5,700	66,648	(5.6)
Tosei Corp.	6,600	64,052	(5.4)
Towa Pharmaceutical Co. Ltd.	7,800	160,814	(13.5)
TPR Co. Ltd.	11,200	130,743	(11.0)
Transcosmos, Inc.	4,700	93,782	(7.9)
TSI Holdings Co. Ltd.	25,100	97,175	(8.2)
Ube Industries Ltd.	9,800	164,340	(13.8)
Ulvac, Inc.	2,500	68,907	(5.8)
United Super Markets Holdings, Inc.	6,500	63,872	(5.4)
Valor Holdings Co. Ltd.	3,100	57,575	(4.8)
Vector, Inc.	5,400	35,342	(3.0)
Vision Inc/Tokyo Japan	8,000	55,119	(4.6)
YAMABIKO Corp.	4,100	31,599	(2.7)
YAMADA Consulting Group Co. Ltd.	4,400	45,594	(3.8)
Yamato Kogyo Co. Ltd.	8,000	156,998	(13.2)
Yamazen Corp.	8,100	68,118	(5.7)
Yaoko Co. Ltd.	2,200	136,365	(11.4)
Yodogawa Steel Works Ltd.	5,700	89,680	(7.5)
Yokohama Reito Co. Ltd.	10,300	86,946	(7.3)
Yondoshi Holdings, Inc.	7,400	119,939	(10.1)
Yuasa Trading Co. Ltd.	2,400	64,584	(5.4)
Yumeshin Holdings Co. Ltd.	16,300	90,111	(7.6)
Yurtec Corp.	4,800	26,962	(2.3)
Yushin Precision Equipment Co. Ltd.	1,100	6,786	(0.6)
Zenkoku Hosho Co. Ltd.	9,100	265,156	(22.3)
ZIGExN Co. Ltd.	6,500	18,946	(1.6)

		20,582,515

	Shares	Value	% of Basket Value

Luxembourg
Stabilus SA	495	$21,144	(1.8	) %

Netherlands
Arcadis NV	8,709	135,426	(11.3)
Argenx SE	1,012	151,343	(12.7)
ASM International NV	1,815	199,792	(16.8)
ASR Nederland NV	7,169	192,868	(16.2)
BE Semiconductor Industries NV	3,868	160,080	(13.4)
Corbion NV	4,625	165,480	(13.9)
Euronext NV	6,517	547,128	(45.9)
Fugro NV	11,989	44,910	(3.8)
Shop Apotheke Europe NV	1,286	94,984	(8.0)
Vastned Retail NV	1,287	23,738	(2.0)

		1,715,749

New Zealand
Z Energy Ltd.	8,563	16,131	(1.3)

Norway
Austevoll Seafood ASA	4,611	35,919	(3.0)
Entra ASA	18,301	230,425	(19.3)
Grieg Seafood ASA	1,420	13,926	(1.2)
Ocean Yield ASA	43,410	112,558	(9.4)
Sbanken ASA	27,457	146,224	(12.3)
SpareBank 1 SMN	17,841	129,628	(10.9)
Veidekke ASA	3,975	35,292	(3.0)

		703,972

Portugal
NOS SGPS SA	40,730	152,559	(12.8)
REN-Redes Energeticas Nacionais SGPS SA	34,542	93,562	(7.9)

		246,121

South Africa
Investec PLC	19,099	39,198	(3.3)

Spain
Acciona SA	455	45,097	(3.8)
Cia de Distribucion Integral Logista Holdings SA	6,617	118,115	(9.9)
Ebro Foods SA	2,397	50,959	(4.3)
Euskaltel SA	12,014	95,845	(8.0)
Faes Farma SA	3,366	14,718	(1.2)
Tecnicas Reunidas SA	3,385	51,873	(4.4)
Zardoya Otis SA	9,433	65,650	(5.5)

		442,257

Sweden
AF Poyry AB	3,305	60,472	(5.1)
Atrium Ljungberg AB, -B Shares	3,411	47,271	(4.0)
Axfood AB	11,532	245,318	(20.6)
Bravida Holding AB	3,475	28,057	(2.4)
Bufab AB	1,686	13,592	(1.1)
Dios Fastigheter AB	5,866	36,121	(3.0)
Dustin Group AB	15,301	78,095	(6.6)
Elekta AB, B Shares, Class B	10,657	96,823	(8.1)
Evolution Gaming Group AB	1,132	51,842	(4.3)
Fabege AB	4,332	51,316	(4.3)
Hufvudstaden AB, A Shares	20,269	259,717	(21.8)
Indutrade AB	871	28,106	(2.4)
Klovern AB, B Shares	48,769	65,875	(5.5)
Kungsleden AB	10,018	76,292	(6.4)
Lindab International AB	2,413	22,110	(1.9)
Munters Group AB	5,757	24,191	(2.0)
Nolato AB, -B Shares	3,178	167,034	(14.0)
Peab AB	15,305	116,593	(9.8)
Resurs Holding AB	51,440	189,274	(15.9)

58	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Sweden (continued)
Scandi Standard AB	8,080	$52,824	(4.4	) %
SkiStar AB	1,610	14,956	(1.3)
Stillfront Group AB	682	40,522	(3.4)
Sweco AB, -B Shares	1,118	38,196	(3.2)
Thule Group AB	10,859	202,486	(17.0)
Wihlborgs Fastigheter AB	1,871	26,698	(2.2)

		2,033,781

Switzerland
ALSO Holding AG	121	24,893	(2.1)
Arbonia AG	16,059	136,168	(11.4)
Belimo Holding AG	22	146,467	(12.3)
BKW AG	4,522	366,806	(30.8)
Burkhalter Holding AG	763	49,396	(4.1)
Emmi AG	234	214,941	(18.0)
Galenica AG	1,110	79,488	(6.7)
Implenia AG	587	24,010	(2.0)
Inficon Holding AG	62	41,910	(3.5)
IWG PLC	17,142	51,260	(4.3)
Landis+Gyr Group AG	221	14,924	(1.3)
LEM Holding SA	22	28,451	(2.4)
Logitech International SA, Registered Shares	1,160	55,869	(4.7)
Mediclinic International PLC	15,512	50,435	(4.2)
Orior AG	456	37,878	(3.2)
PSP Swiss Property AG, Registered Shares	3,451	400,894	(33.7)
Sensirion Holding AG	2,071	73,758	(6.2)
SIG Combibloc Group AG	5,489	88,904	(7.5)
Stadler Rail AG	286	12,495	(1.0)
Sunrise Communications Group AG	6,321	506,322	(42.5)
Tecan Group AG	1,297	417,559	(35.1)
U-Blox Holding AG	620	43,427	(3.6)
Vontobel Holding AG	338	17,553	(1.5)
Zur Rose Group AG	117	19,248	(1.6)

		2,903,056

Ukraine
Ferrexpo PLC	11,668	19,758	(1.6)

United Kingdom
AB Dynamics PLC	3,776	85,600	(7.2)
Arrow Global Group PLC	21,633	27,468	(2.3)
Ascential PLC	5,696	18,090	(1.5)
Big Yellow Group PLC	9,164	123,352	(10.4)
boohoo Group PLC	11,257	45,796	(3.8)
Brewin Dolphin Holdings PLC	16,429	56,607	(4.8)
Britvic PLC	4,344	39,985	(3.4)
Countryside Properties PLC	4,414	22,488	(1.9)
Craneware PLC	831	20,096	(1.7)
Cranswick PLC	3,442	160,995	(13.5)
Daily Mail & General Trust PLC	7,304	64,864	(5.4)
Delphi Technologies PLC	1,755	17,532	(1.5)
Derwent London PLC	421	16,470	(1.4)
Dialog Semiconductor PLC	5,113	160,573	(13.5)
Diploma PLC	3,757	81,432	(6.8)
EMIS Group PLC	5,530	72,994	(6.1)
Grainger PLC	51,323	172,431	(14.5)
Helical PLC	1,801	8,181	(0.7)
HomeServe PLC	48,948	685,647	(57.6)
Hotel Chocolat Group PLC	5,916	25,297	(2.1)
Howden Joinery Group PLC	46,850	308,939	(25.9)
IG Group Holdings PLC	22,164	210,076	(17.6)
John Wood Group PLC	31,094	78,733	(6.6)
Jupiter Fund Management PLC	55,293	151,999	(12.8)
Kainos Group PLC	4,069	35,796	(3.0)

	Shares	Value	% of Basket Value

United Kingdom (continued)
LondonMetric Property PLC	8,331	$20,354	(1.7	) %
Marshalls PLC	2,095	16,779	(1.4)
Morgan Advanced Materials PLC	17,336	47,822	(4.0)
Morgan Sindall Group PLC	6,383	102,851	(8.6)
Ninety One PLC	9,865	21,085	(1.8)
OneSavings Bank PLC	31,528	96,761	(8.1)
Pennon Group PLC	2,836	39,148	(3.3)
Pets at Home Group PLC	10,726	34,342	(2.9)
Phoenix Group Holdings PLC	3,156	23,949	(2.0)
Polypipe Group PLC	11,441	71,770	(6.0)
Qinetiq Group PLC	70,555	269,813	(22.6)
Redrow PLC	5,750	33,409	(2.8)
Renishaw PLC	568	25,139	(2.1)
Safestore Holdings PLC	9,910	89,646	(7.5)
Shaftesbury PLC	3,564	26,917	(2.3)
Telecom Plus PLC	5,161	86,064	(7.2)
Travis Perkins PLC	1,060	13,841	(1.2)
Vistry Group PLC	7,829	79,508	(6.7)
Watkin Jones PLC	29,156	63,246	(5.3)

		3,853,885

United States
1-800-Flowers.com, Inc., Class A	3,519	67,530	(5.7)
2U, Inc.	807	19,166	(1.6)
8x8, Inc.	3,372	57,189	(4.8)
Aaron’s, Inc.	780	24,890	(2.1)
Acadia Realty Trust	5,365	66,472	(5.6)
Accelerate Diagnostics, Inc.	6,056	66,071	(5.5)
ACCO Brands Corp.	3,119	23,081	(1.9)
Addus HomeCare Corp.	1,361	110,268	(9.3)
Advanced Drainage Systems, Inc.	1,070	43,378	(3.6)
AeroVironment, Inc.	846	50,980	(4.3)
Agree Realty Corp.	772	50,265	(4.2)
Alarm.com Holdings, Inc.	1,780	79,619	(6.7)
Alcoa Corp.	20,622	168,069	(14.1)
Allegheny Technologies, Inc.	3,217	24,160	(2.0)
ALLETE, Inc.	3,056	175,903	(14.8)
Allscripts Healthcare Solutions, Inc.	9,357	60,820	(5.1)
Altair Engineering, Inc., Class A	1,979	65,287	(5.5)
Altra Industrial Motion Corp.	1,006	28,077	(2.4)
Amalgamated Bank, Class A	10,717	114,672	(9.6)
AMC Networks, Inc., Class A	4,718	112,524	(9.4)
Amedisys, Inc.	389	71,638	(6.0)
Ameresco, Inc., Class A	3,263	58,930	(4.9)
American Campus Communities, Inc.	2,569	90,660	(7.6)
American Homes 4 Rent, Class A	5,570	134,460	(11.3)
Americold Realty Trust	1,039	31,783	(2.7)
Apellis Pharmaceuticals, Inc.	1,121	38,417	(3.2)
Apergy Corp.	3,580	32,972	(2.8)
Apogee Enterprises, Inc.	2,398	49,015	(4.1)
Appfolio, Inc., Class A	102	11,206	(0.9)
AptarGroup, Inc.	394	42,190	(3.5)
Archrock, Inc.	23,621	113,617	(9.5)
Ares Management Corp., Class A	3,406	114,271	(9.6)
Armada Hoffler Properties, Inc.	21,182	203,559	(17.1)
Arvinas Holding Co. LLC	946	49,665	(4.2)
Ashland Global Holdings, Inc.	2,216	136,705	(11.5)
Associated Banc-Corp	5,743	81,206	(6.8)
Assured Guaranty Ltd.	1,439	42,781	(3.6)
Atkore International Group, Inc.	3,792	92,297	(7.7)
Atrion Corp.	126	79,611	(6.7)
Avista Corp.	592	25,480	(2.1)
Axon Enterprise, Inc.	1,403	102,012	(8.6)

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Axonics Modulation Technologies, Inc.	458	$14,752	(1.2	) %
Axos Financial, Inc.	3,831	88,305	(7.4)
BancFirst Corp.	1,598	61,539	(5.2)
Bancorp, Inc.	1,517	10,573	(0.9)
Bandwidth, Inc., Class A	757	61,741	(5.2)
BankUnited, Inc.	4,505	89,244	(7.5)
Bar Harbor Bankshares	3,259	59,900	(5.0)
Beazer Homes USA, Inc.	3,728	26,245	(2.2)
Bed Bath & Beyond, Inc.	11,903	73,680	(6.2)
Berkshire Hills Bancorp, Inc.	7,524	128,209	(10.8)
Big Lots, Inc.	3,837	89,978	(7.6)
Bio-Techne Corp.	1,073	241,425	(20.3)
BioTelemetry, Inc.	3,272	152,835	(12.8)
BJ’s Restaurants, Inc.	2,598	56,792	(4.8)
Blackbaud, Inc.	1,286	71,064	(6.0)
Blackline, Inc.	978	59,404	(5.0)
Bloom Energy Corp., Class A	8,608	66,023	(5.5)
Blucora, Inc.	1,862	26,198	(2.2)
Blue Bird Corp.	4,011	49,215	(4.1)
Bluebird Bio, Inc.	335	18,050	(1.5)
Box, Inc., Class A	2,759	44,530	(3.7)
Brandywine Realty Trust	10,297	114,915	(9.6)
Bridge Bancorp, Inc.	2,075	42,932	(3.6)
Brighthouse Financial, Inc.	1,874	48,181	(4.0)
Brinker International, Inc.	1,130	26,306	(2.2)
Bruker Corp.	2,885	113,438	(9.5)
BWX Technologies, Inc.	891	47,276	(4.0)
Cable One, Inc.	83	158,767	(13.3)
Cabot Microelectronics Corp.	437	53,550	(4.5)
CalAmp Corp.	7,372	49,540	(4.2)
Camping World Holdings, Inc., Class A	3,491	30,965	(2.6)
Cara Therapeutics, Inc.	1,343	19,903	(1.7)
Cardiovascular Systems, Inc.	1,305	54,810	(4.6)
CareTrust REIT, Inc.	3,016	49,704	(4.2)
Cargurus, Inc.	2,211	50,588	(4.2)
Carlisle Cos., Inc.	1,924	232,727	(19.5)
Carpenter Technology Corp.	4,013	88,968	(7.5)
Carriage Services, Inc.	1,922	28,868	(2.4)
Casey’s General Stores, Inc.	689	104,321	(8.8)
CBTX, Inc.	2,106	38,034	(3.2)
Central Garden & Pet Co.	1,105	36,399	(3.1)
Central Garden & Pet Co., Class A	2,036	61,915	(5.2)
Cheesecake Factory, Inc.	2,384	53,139	(4.5)
Chefs’ Warehouse, Inc.	2,805	39,494	(3.3)
Chegg, Inc.	4,626	197,761	(16.6)
Chemed Corp.	129	53,738	(4.5)
Chuy’s Holdings, Inc.	1,337	22,408	(1.9)
Ciena Corp.	3,724	172,235	(14.5)
Cirrus Logic, Inc.	3,427	259,081	(21.7)
CIT Group, Inc.	7,853	149,050	(12.5)
Clearway Energy, Inc., Class C	6,606	132,318	(11.1)
CNO Financial Group, Inc.	2,524	35,487	(3.0)
Coherus Biosciences, Inc.	2,152	35,723	(3.0)
Colony Capital, Inc.	13,150	30,376	(2.6)
Columbus McKinnon Corp.	1,355	36,693	(3.1)
CommScope Holding Co., Inc.	2,324	25,587	(2.1)
Conduent, Inc.	10,743	27,072	(2.3)
ConnectOne Bancorp, Inc.	4,993	74,595	(6.3)
Corcept Therapeutics, Inc.	5,163	65,364	(5.5)
CorEnergy Infrastructure Trust, Inc.	630	7,648	(0.6)
CoreSite Realty Corp.	136	16,482	(1.4)
Cornerstone OnDemand, Inc.	6,165	206,897	(17.4)

	Shares	Value	% of Basket Value

United States (continued)
CorVel Corp.	336	$17,704	(1.5	) %
Covenant Transportation Group, Inc., Class A	2,219	19,705	(1.7)
Cowen, Inc., Class A	2,119	23,203	(1.9)
Crocs, Inc.	2,524	61,207	(5.1)
CryoLife, Inc.	3,773	84,251	(7.1)
Cubic Corp.	3,576	136,639	(11.5)
Curtiss-Wright Corp.	2,345	243,059	(20.4)
CyrusOne, Inc.	470	32,970	(2.8)
Deckers Outdoor Corp.	1,060	157,686	(13.2)
Del Taco Restaurants, Inc.	4,121	24,231	(2.0)
Dine Brands Global, Inc.	577	25,613	(2.2)
Diversified Healthcare Trust	7,380	22,952	(1.9)
Dolby Laboratories, Inc., Class A	1,699	101,991	(8.6)
Douglas Dynamics, Inc.	948	35,038	(2.9)
Douglas Emmett, Inc.	3,942	120,192	(10.1)
Dycom Industries, Inc.	2,473	80,620	(6.8)
Eagle Pharmaceuticals, Inc.	1,409	71,831	(6.0)
eHealth, Inc.	494	52,710	(4.4)
Elastic NV	1,406	90,181	(7.6)
Eldorado Resorts, Inc.	2,318	49,698	(4.2)
EMCOR Group, Inc.	2,186	138,877	(11.7)
EnerSys	2,471	144,282	(12.1)
Ensign Group, Inc.	445	16,647	(1.4)
Enterprise Financial Services Corp.	2,440	75,006	(6.3)
ESCO Technologies, Inc.	1,843	140,621	(11.8)
Essent Group Ltd.	2,099	57,345	(4.8)
Etsy, Inc.	301	19,526	(1.6)
Evercore, Inc., Class A	557	28,741	(2.4)
Everi Holdings, Inc.	5,081	25,151	(2.1)
Exelixis, Inc.	3,556	87,815	(7.4)
Exponent, Inc.	1,848	129,970	(10.9)
FB Financial Corp.	4,465	99,748	(8.4)
FBL Financial Group, Inc., Class A	984	38,455	(3.2)
Federal Agricultural Mortgage Corp., Class C	973	64,831	(5.4)
Federal Signal Corp.	1,668	44,919	(3.8)
Federated Hermes, Inc.	3,728	84,887	(7.1)
Financial Institutions, Inc.	2,309	44,679	(3.8)
First Busey Corp.	2,605	47,984	(4.0)
First Defiance Financial Corp.	8,760	152,249	(12.8)
First Foundation, Inc.	3,564	49,041	(4.1)
First Hawaiian, Inc.	7,770	136,674	(11.5)
First Horizon National Corp.	14,841	134,756	(11.3)
First Mid Bancshares, Inc.	2,720	72,624	(6.1)
First Solar, Inc.	1,487	65,443	(5.5)
Five9, Inc.	1,099	101,844	(8.5)
Flexion Therapeutics, Inc.	2,248	23,919	(2.0)
Flushing Financial Corp.	6,055	75,627	(6.3)
FNB Corp.	11,124	89,993	(7.6)
Four Corners Property Trust, Inc.	5,574	124,802	(10.5)
Fox Factory Holding Corp.	1,993	101,663	(8.5)
Franklin Covey Co.	1,947	40,400	(3.4)
Franklin Electric Co., Inc.	1,388	70,510	(5.9)
Freshpet, Inc.	4,040	304,656	(25.6)
frontdoor, Inc.	3,822	147,950	(12.4)
FTI Consulting, Inc.	224	28,529	(2.4)
G-III Apparel Group Ltd.	3,118	35,327	(3.0)
GameStop Corp., Class A	7,538	43,193	(3.6)
Generac Holdings, Inc.	2,006	195,465	(16.4)
Gentherm, Inc.	2,643	98,954	(8.3)
Glaukos Corp.	1,768	64,868	(5.4)
Global Medical REIT, Inc.	1,831	19,079	(1.6)
Grand Canyon Education, Inc.	194	16,688	(1.4)

60	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Green Brick Partners, Inc.	3,885	$34,615	(2.9	) %
Greif, Inc., Class A	2,168	73,474	(6.2)
Grocery Outlet Holding Corp.	1,362	45,314	(3.8)
Guardant Health, Inc.	376	28,937	(2.4)
H&R Block, Inc.	3,456	57,542	(4.8)
Hancock Whitney Corp.	19,658	411,049	(34.5)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,163	88,532	(7.4)
Hanover Insurance Group, Inc.	1,103	110,719	(9.3)
Harsco Corp.	5,804	57,924	(4.9)
Hawaiian Electric Industries, Inc.	2,631	103,846	(8.7)
Health Catalyst, Inc.	655	17,469	(1.5)
Healthcare Trust of America, Inc., Class A	1,096	26,994	(2.3)
HealthEquity, Inc.	439	24,703	(2.1)
Heartland Express, Inc.	5,428	106,335	(8.9)
Helen of Troy Ltd.	200	32,856	(2.8)
Heritage Commerce Corp.	7,887	70,037	(5.9)
Heska Corp.	801	56,711	(4.8)
Hillenbrand, Inc.	9,186	192,447	(16.2)
HMS Holdings Corp.	3,896	111,718	(9.4)
Hooker Furniture Corp.	1,327	19,892	(1.7)
Horizon Bancorp	3,495	39,773	(3.3)
Horizon Therapeutics PLC	1,476	53,195	(4.5)
Houghton Mifflin Harcourt Co.	10,233	16,373	(1.4)
Howard Hughes Corp.	1,110	60,118	(5.0)
Hubbell, Inc.	1,237	153,920	(12.9)
HubSpot, Inc.	1,637	276,047	(23.2)
Hudson Pacific Properties, Inc.	1,788	43,949	(3.7)
IAA, Inc.	653	25,206	(2.1)
ICF International, Inc.	2,141	157,449	(13.2)
IDACORP, Inc.	1,183	108,576	(9.1)
Independence Realty Trust, Inc.	17,563	176,859	(14.8)
Independent Bank Corp.	21,857	321,079	(27.0)
Independent Bank Group, Inc.	2,358	71,471	(6.0)
Ingevity Corp.	2,601	135,044	(11.3)
Inphi Corp.	1,276	123,185	(10.3)
Insight Enterprises, Inc.	2,621	142,294	(11.9)
Inspire Medical Systems, Inc.	731	52,383	(4.4)
Intercept Pharmaceuticals, Inc.	331	27,116	(2.3)
INTL. FCStone, Inc.	2,093	83,636	(7.0)
Invitae Corp.	2,948	48,789	(4.1)
iRobot Corp.	865	52,730	(4.4)
ITT, Inc.	3,541	186,681	(15.7)
J&J Snack Foods Corp.	1,779	225,986	(19.0)
Jack in the Box, Inc.	2,121	127,896	(10.7)
John Bean Technologies Corp.	847	64,999	(5.5)
Johnson Outdoors, Inc., Class A	682	46,622	(3.9)
Kelly Services, Inc., Class A	1,289	19,915	(1.7)
Kimball International, Inc., Class B	1,283	15,742	(1.3)
Knowles Corp.	8,211	127,681	(10.7)
Kraton Corp.	3,860	60,255	(5.1)
Kratos Defense & Security Solutions, Inc.	1,215	18,249	(1.5)
L Brands, Inc.	2,197	26,122	(2.2)
La-Z-Boy, Inc.	225	5,276	(0.4)
Lakeland Bancorp, Inc.	7,157	80,087	(6.7)
Lancaster Colony Corp.	398	53,583	(4.5)
Lands’ End, Inc.	2,875	24,466	(2.1)
LeMaitre Vascular, Inc.	1,176	33,504	(2.8)
LendingTree, Inc.	185	46,133	(3.9)
Levi Strauss & Co., Class A	4,430	57,103	(4.8)
LGI Homes, Inc.	646	39,135	(3.3)
Limelight Networks, Inc.	4,022	20,392	(1.7)

	Shares	Value	% of Basket Value

United States (continued)
Littelfuse, Inc.	789	$114,594	(9.6	) %
LivaNova PLC	757	40,212	(3.4)
Live Oak Bancshares, Inc.	1,210	16,879	(1.4)
LivePerson, Inc.	2,940	70,384	(5.9)
LPL Financial Holdings, Inc.	1,164	70,096	(5.9)
Luminex Corp.	966	34,824	(2.9)
Magellan Health, Inc.	792	48,098	(4.0)
ManTech International Corp., Class A	1,060	79,034	(6.6)
Marcus & Millichap, Inc.	3,333	96,824	(8.1)
Marten Transport Ltd.	2,611	58,539	(4.9)
Masimo Corp.	1,379	294,982	(24.8)
MasTec, Inc.	827	29,689	(2.5)
Materion Corp.	60	3,104	(0.3)
Mattel, Inc.	3,204	27,939	(2.3)
MaxLinear, Inc.	4,972	81,988	(6.9)
MDC Holdings, Inc.	3,193	93,395	(7.8)
Medallia, Inc.	1,990	42,745	(3.6)
Medifast, Inc.	435	33,008	(2.8)
MEDNAX, Inc.	7,543	109,524	(9.2)
Mercantile Bank Corp.	7,779	183,584	(15.4)
Mercury Systems, Inc.	2,525	225,129	(18.9)
MGIC Investment Corp.	13,090	95,688	(8.0)
Midland States Bancorp, Inc.	8,544	138,584	(11.6)
Minerals Technologies, Inc.	621	27,349	(2.3)
Model N, Inc.	5,205	150,216	(12.6)
Modine Manufacturing Co.	4,877	22,580	(1.9)
Morningstar, Inc.	1,158	180,602	(15.2)
MRC Global, Inc.	4,371	23,429	(2.0)
MSA Safety, Inc.	2,734	307,657	(25.8)
MSC Industrial Direct Co., Inc., Class A	3,424	204,207	(17.1)
MTS Systems Corp.	1,360	28,927	(2.4)
Myers Industries, Inc.	5,960	73,666	(6.2)
MYR Group, Inc.	3,196	95,880	(8.0)
Myriad Genetics, Inc.	2,498	38,619	(3.2)
NanoString Technologies, Inc.	779	24,741	(2.1)
Natera, Inc.	807	29,891	(2.5)
National General Holdings Corp.	13,478	256,486	(21.5)
National Instruments Corp.	1,700	65,314	(5.5)
National Research Corp., Class A	1,851	95,493	(8.0)
Navient Corp.	6,213	47,343	(4.0)
Neenah, Inc.	4,351	212,590	(17.8)
NeoGenomics, Inc.	2,687	73,463	(6.2)
NETGEAR, Inc.	901	21,606	(1.8)
NetScout Systems, Inc.	1,828	48,405	(4.1)
New Relic, Inc.	4,457	239,296	(20.1)
New York Times Co., Class A	3,987	129,657	(10.9)
Nexstar Media Group, Inc., Class A	1,843	129,084	(10.8)
NextGen Healthcare, Inc.	1,904	20,087	(1.7)
Nicolet Bankshares, Inc.	2,309	127,041	(10.7)
NMI Holdings, Inc., Class A	1,641	22,186	(1.9)
Nordson Corp.	276	44,411	(3.7)
Nutanix, Inc., Class A	1,267	25,961	(2.2)
NV5 Global, Inc.	878	41,046	(3.4)
Oceaneering International, Inc.	4,999	25,695	(2.2)
Omeros Corp.	3,147	52,303	(4.4)
Omnicell, Inc.	1,281	93,385	(7.8)
OraSure Technologies, Inc.	2,255	35,945	(3.0)
Ormat Technologies, Inc.	677	42,252	(3.5)
Orthofix Medical, Inc.	1,596	56,578	(4.7)
Outfront Media, Inc.	4,395	68,958	(5.8)
Pacific Biosciences of California, Inc.	11,061	36,557	(3.1)
PacWest Bancorp	1,768	35,784	(3.0)

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
PagerDuty, Inc.	3,769	$79,564	(6.7	) %
Papa John’s International, Inc.	1,653	118,884	(10.0)
Par Pacific Holdings, Inc.	2,232	21,695	(1.8)
Parsons Corp.	2,155	80,597	(6.8)
Patrick Industries, Inc.	639	26,340	(2.2)
Peapack Gladstone Financial Corp.	6,262	118,164	(9.9)
Perficient, Inc.	3,977	138,519	(11.6)
PGT Innovations, Inc.	1,486	15,365	(1.3)
Pinnacle Financial Partners, Inc.	5,745	231,236	(19.4)
PlayAGS, Inc.	5,462	23,978	(2.0)
Plexus Corp.	827	51,845	(4.4)
Pluralsight, Inc., Class A	4,859	79,882	(6.7)
PolyOne Corp.	2,062	48,024	(4.0)
Portola Pharmaceuticals, Inc.	3,128	22,146	(1.9)
Post Holdings, Inc.	2,668	245,056	(20.6)
Power Integrations, Inc.	951	97,335	(8.2)
PQ Group Holdings, Inc.	1,532	17,955	(1.5)
PRA Group, Inc.	1,054	29,238	(2.5)
PRA Health Sciences, Inc.	1,039	100,263	(8.4)
Preferred Bank	466	17,778	(1.5)
Primerica, Inc.	2,174	225,900	(19.0)
Progress Software Corp.	1,773	72,533	(6.1)
PROS Holdings, Inc.	2,981	102,517	(8.6)
Proto Labs, Inc.	1,741	176,868	(14.8)
Pure Storage, Inc., Class A	8,942	128,765	(10.8)
Q2 Holdings, Inc.	826	65,849	(5.5)
QCR Holdings, Inc.	5,060	155,747	(13.1)
Qualys, Inc.	1,682	177,350	(14.9)
Quanta Services, Inc.	4,006	145,658	(12.2)
Quidel Corp.	211	29,329	(2.5)
Quotient Technology, Inc.	2,731	19,609	(1.6)
Qurate Retail, Inc., Series A	3,668	29,546	(2.5)
Rambus, Inc.	6,454	80,869	(6.8)
Rapid7, Inc.	2,633	119,933	(10.1)
Raven Industries, Inc.	5,040	112,241	(9.4)
Rayonier, Inc.	2,233	53,659	(4.5)
RE/MAX Holdings, Inc., Class A	2,367	62,228	(5.2)
RealReal, Inc.	4,095	48,075	(4.0)
REGENXBIO, Inc.	758	30,184	(2.5)
Reliance Steel & Aluminum Co.	2,282	204,422	(17.2)
Repligen Corp.	863	100,237	(8.4)
Republic Bancorp, Inc., Class A	4,735	157,818	(13.2)
Revolve Group, Inc.	2,481	27,266	(2.3)
RMR Group, Inc., Class A	1,196	35,473	(3.0)
Saia, Inc.	242	22,390	(1.9)
SailPoint Technologies Holding, Inc.	3,399	63,187	(5.3)
Sandy Spring Bancorp, Inc.	6,617	168,733	(14.2)
ScanSource, Inc.	1,758	45,567	(3.8)
Scholastic Corp.	946	27,500	(2.3)
SEACOR Holdings, Inc.	176	4,974	(0.4)
Select Medical Holdings Corp.	5,303	90,522	(7.6)
Sensient Technologies Corp.	8,495	405,976	(34.1)
Shockwave Medical, Inc.	1,697	68,084	(5.7)
Shutterstock, Inc.	3,088	117,344	(9.9)
Silicon Laboratories, Inc.	5,967	580,112	(48.7)
Simulations Plus, Inc.	2,294	87,287	(7.3)
SiteOne Landscape Supply, Inc.	796	70,549	(5.9)
Skechers U.S.A., Inc., Class A	5,603	157,893	(13.3)
Smartsheet, Inc., Class A	923	48,661	(4.1)
Solaris Oilfield Infrastructure, Inc., Class A	5,503	37,641	(3.2)
Sonoco Products Co.	827	40,391	(3.4)
Sonos, Inc.	2,098	21,442	(1.8)

	Shares	Value	% of Basket Value

United States (continued)
SpartanNash Co.	1,417	$24,302	(2.0	) %
Sprouts Farmers Market, Inc.	4,944	102,736	(8.6)
Stamps.com, Inc.	584	92,430	(7.8)
Standard Motor Products, Inc.	1,220	49,642	(4.2)
Sterling Bancorp	5,628	69,393	(5.8)
Sterling Construction Co., Inc.	2,721	26,883	(2.3)
Stitch Fix, Inc., Class A	2,195	35,230	(3.0)
STORE Capital Corp.	7,780	156,145	(13.1)
Summit Materials, Inc., Class A	2,514	37,987	(3.2)
Synaptics, Inc.	304	19,879	(1.7)
SYNNEX Corp.	1,128	98,768	(8.3)
Synovus Financial Corp.	10,838	227,706	(19.1)
Tactile Systems Technology, Inc.	73	3,768	(0.3)
TCF Financial Corp.	4,260	126,479	(10.6)
TechTarget, Inc.	5,330	124,296	(10.4)
Telephone & Data Systems, Inc.	7,670	150,485	(12.6)
Tenable Holdings, Inc.	1,095	28,536	(2.4)
Terex Corp.	2,433	36,957	(3.1)
Terreno Realty Corp.	1,100	60,302	(5.1)
Tetra Tech, Inc.	1,251	94,175	(7.9)
Texas Roadhouse, Inc.	555	26,135	(2.2)
Titan Machinery, Inc.	6,765	63,591	(5.3)
Toro Co.	1,763	112,497	(9.4)
TPI Composites, Inc.	3,408	59,742	(5.0)
TreeHouse Foods, Inc.	788	40,763	(3.4)
TriNet Group, Inc.	412	20,176	(1.7)
Trinseo SA	5,137	105,052	(8.8)
TriState Capital Holdings, Inc.	8,639	122,847	(10.3)
Trupanion, Inc.	2,222	66,460	(5.6)
Tupperware Brands Corp.	6,551	21,094	(1.8)
UMB Financial Corp.	799	40,621	(3.4)
United Fire Group, Inc.	3,383	96,754	(8.1)
Univest Financial Corp.	3,514	62,198	(5.2)
Upwork, Inc.	2,640	21,991	(1.8)
US Concrete, Inc.	5,934	113,814	(9.6)
USANA Health Sciences, Inc.	271	24,179	(2.0)
Valmont Industries, Inc.	1,498	175,625	(14.7)
Varonis Systems, Inc.	271	18,171	(1.5)
Vectrus, Inc.	1,497	77,859	(6.5)
Veracyte, Inc.	820	22,115	(1.9)
Viad Corp.	842	20,183	(1.7)
ViaSat, Inc.	424	17,978	(1.5)
Vicor Corp.	1,923	102,246	(8.6)
Virtus Investment Partners, Inc.	895	72,737	(6.1)
Virtusa Corp.	1,116	36,828	(3.1)
Visteon Corp.	704	42,451	(3.6)
Vivint Solar, Inc.	3,938	24,967	(2.1)
Vonage Holdings Corp.	7,889	65,952	(5.5)
W&T Offshore, Inc.	10,610	29,390	(2.5)
Wabash National Corp.	14,959	122,664	(10.3)
WaVe Life Sciences Ltd.	2,129	18,480	(1.6)
Weis Markets, Inc.	2,734	136,782	(11.5)
Welbilt, Inc.	8,959	44,168	(3.7)
Wendy’s Co.	1,612	32,014	(2.7)
WesBanco, Inc.	7,148	176,413	(14.8)
WESCO International, Inc.	4,241	109,715	(9.2)
WillScot Corp.	1,807	21,052	(1.8)
Wingstop, Inc.	1,586	185,990	(15.6)
Wintrust Financial Corp.	11,944	500,454	(42.0)
WisdomTree Investments, Inc.	9,605	31,120	(2.6)
Woodward, Inc.	1,871	113,308	(9.5)
Workiva, Inc.	646	24,774	(2.1)

62	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
WSFS Financial Corp.	4,259	$124,278	(10.4	) %
WW International, Inc.	2,183	55,688	(4.7)
Yext, Inc.	7,696	98,509	(8.3)
Zendesk, Inc.	3,068	235,868	(19.8)
Zogenix, Inc.	599	16,910	(1.4)
Zuora, Inc., Class A	7,314	77,309	(6.5)
Zynga, Inc., Class A	9,217	69,496	(5.8)

		34,342,438

Total Reference Entity — Long		82,922,330

Reference Entity — Short

Australia
Adelaide Brighton, Ltd.	(9,222)	(16,244)	1.4
Afterpay Ltd.	(495)	(9,843)	0.8
Altium Ltd.	(1,451)	(31,851)	2.7
AP Eagers Ltd.	(8,964)	(29,662)	2.5
ARB Corp. Ltd.	(2,625)	(25,778)	2.2
Bravura Solutions Ltd.	(15,902)	(49,657)	4.2
carsales.com, Ltd.	(14,631)	(133,841)	11.2
Cleanaway Waste Management, Ltd.	(37,446)	(45,180)	3.8
Domain Holdings Australia Ltd.	(22,249)	(37,675)	3.2
EML Payments Ltd.	(22,501)	(40,636)	3.4
G8 Education, Ltd.	(2,814)	(1,450)	0.1
G8 Education, Ltd.	(14,340)	(8,042)	0.7
Healius Ltd.	(36,131)	(60,431)	5.1
Iluka Resources Ltd.	(8,948)	(44,383)	3.7
Ingenia Communities Group	(37,434)	(96,569)	8.1
Link Administration Holdings Ltd.	(66,110)	(161,311)	13.5
McMillan Shakespeare Ltd.	(9,902)	(42,773)	3.6
Orora Ltd.	(198,024)	(329,089)	27.6
Qube Holdings Ltd.	(66,607)	(138,656)	11.6
Village Roadshow Ltd.	(4,692)	(6,820)	0.6
Webjet Ltd.	(61,812)	(121,195)	10.2
Western Areas Ltd.	(12,281)	(17,311)	1.4

		(1,448,397)

Austria
AT&S Austria Technologie & Systemtechnik AG	(6,920)	(119,274)	10.0
FACC AG	(2,680)	(21,467)	1.8
Kapsch TrafficCom AG	(935)	(18,238)	1.6
Semperit AG Holding	(3,946)	(49,096)	4.1

		(208,075)

Bahamas
OneSpaWorld Holdings Ltd.	(8,829)	(57,477)	4.8

Belgium
Aedifica SA	(661)	(64,063)	5.4
AGFA-Gevaert NV	(38,430)	(152,233)	12.8
Cie d’Entreprises CFE	(3,018)	(234,232)	19.7
D’ieteren SA	(717)	(35,932)	3.0
Econocom Group SA	(20,449)	(39,359)	3.3
Euronav NV	(5,467)	(61,062)	5.1
Exmar NV	(34,473)	(168,221)	14.1
Ion Beam Applications	(4,985)	(41,353)	3.5
Mithra Pharmaceuticals SA	(1,691)	(42,207)	3.5

		(838,662)

Bermuda
Enstar Group Ltd.	(498)	(72,021)	6.0
Triton International Ltd.	(11,369)	(352,211)	29.6

		(424,232)

	Shares	Value	% of Basket Value

Canada
Canfor Corp.	(1,862)	$(12,976)	1.1%
Colliers International Group, Inc.	(399)	(21,897)	1.8
Element Financial Corp.	(28,666)	(211,502)	17.7
Finning International, Inc.	(4,234)	(53,748)	4.5
Great Canadian Gaming Corp.	(5,934)	(115,572)	9.7
Interfor Corp.	(1,611)	(9,502)	0.8
Northland Power, Inc.	(10,414)	(223,475)	18.8
Park Lawn Corp.	(3,582)	(56,151)	4.7
Superior Plus Corp.	(17,066)	(121,134)	10.2
TransAlta Corp.	(40,225)	(236,677)	19.9
Uranium Participation Corp.	(32,730)	(115,217)	9.7
WPT Industrial Real Estate Investment Trust	(738)	(8,465)	0.7

		(1,186,316)

Cayman Islands
Global Indemnity Ltd.	(4,443)	(109,253)	9.2

China
Minth Group Ltd.	(30,000)	(72,139)	6.0

Denmark
Ambu A/S, Class B	(1,016)	(31,823)	2.7
D/S Norden A/S	(2,848)	(40,029)	3.3

		(71,852)

Finland
Adapteo OYJ	(5,290)	(37,933)	3.2
Caverion OYJ	(8,399)	(47,866)	4.0
F-Secure OYJ	(38,508)	(115,940)	9.7
Outokumpu OYJ	(56,403)	(150,025)	12.6
Rovio Entertainment OYJ	(9,745)	(58,307)	4.9
Sanoma OYJ	(12,193)	(110,090)	9.3
TietoEVRY OYJ	(8,517)	(207,530)	17.4

		(727,691)

France
Adevinta ASA	(3,881)	(32,234)	2.7
Beneteau SA	(10,787)	(68,303)	5.7
Boiron SA	(1,402)	(51,622)	4.3
Bonduelle SCA	(4,290)	(93,848)	7.9
Elis SA	(1,626)	(20,042)	1.7
Guerbet	(641)	(20,218)	1.7
Jacquet Metal Service SA	(1,394)	(14,207)	1.2
LISI	(718)	(11,613)	1.0
Nexans SA	(365)	(13,001)	1.1
Tarkett SA	(5,276)	(52,177)	4.4
Trigano SA	(393)	(28,921)	2.4

		(406,186)

Germany
Aareal Bank AG	(1,307)	(21,290)	1.8
ADO Properties SA	(1,737)	(48,663)	4.1
Amadeus Fire AG	(282)	(29,040)	2.4
Aurubis AG	(1,734)	(89,891)	7.6
Bertrandt AG	(1,134)	(43,681)	3.7
CECONOMY AG	(19,260)	(49,302)	4.1
CropEnergies AG	(1,340)	(10,578)	0.9
Dermapharm Holding SE	(428)	(20,296)	1.7
Isra Vision AG	(2,252)	(123,013)	10.3
JOST Werke AG	(1,670)	(45,294)	3.8
Jungheinrich AG	(4,252)	(76,784)	6.5
Kloeckner & Co. SE	(47,160)	(193,281)	16.2
Krones AG	(2,568)	(154,733)	13.0
OHB SE	(508)	(19,100)	1.6
Salzgitter AG	(9,194)	(122,834)	10.3

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Germany (continued)
Siltronic AG	(1,096)	$(93,829)	7.9%
Sixt SE	(3,289)	(223,887)	18.8
SMA Solar Technology AG	(3,120)	(99,289)	8.3
STRATEC SE	(70)	(6,629)	0.6
Suedzucker AG	(6,589)	(87,177)	7.3
VERBIO Vereinigte BioEnergie AG	(6,220)	(56,477)	4.7
Vossloh AG	(255)	(9,630)	0.8
Wacker Chemie AG	(674)	(39,299)	3.3
Wacker Neuson SE	(22,267)	(276,460)	23.2
Washtec AG	(2,548)	(100,533)	8.4

		(2,040,990)

Hong Kong
Johnson Electric Holdings, Ltd.	(12,000)	(20,149)	1.7
Luk Fook Holdings International Ltd.	(33,000)	(70,661)	5.9

		(90,810)

Ireland
COSMO Pharmaceuticals NV	(2,687)	(204,527)	17.2
Dalata Hotel Group PLC	(44,909)	(145,535)	12.2
Greencore Group PLC	(8,009)	(18,343)	1.5
Keywords Studios PLC	(1,200)	(24,040)	2.0

		(392,445)

Israel
Alony Hetz Properties & Investments Ltd.	(2,932)	(35,290)	3.0
Cellcom Israel Ltd.	(2,285)	(8,414)	0.7
Delek Automotive Systems Ltd.	(31,796)	(167,424)	14.1
Delek Group Ltd.	(80)	(3,642)	0.3
Delta Galil Industries Ltd.	(3,550)	(63,184)	5.3
First International Bank Of Israel Ltd.	(13,230)	(326,350)	27.4
Gazit-Globe Ltd.	(30,558)	(226,248)	19.0
Harel Insurance Investments & Financial Services Ltd.	(23,900)	(153,881)	12.9
IDI Insurance Co. Ltd.	(5,024)	(154,440)	13.0
Israel Corp. Ltd.	(1,268)	(163,612)	13.7
Matrix IT Ltd.	(3,454)	(66,953)	5.6
Sapiens International Corp. NV	(1,338)	(33,354)	2.8
Shufersal Ltd.	(9,778)	(62,774)	5.3
Summit Real Estate Holdings Ltd.	(2,044)	(25,534)	2.1

		(1,491,100)

Italy
Arnoldo Mondadori Editore SpA	(12,082)	(16,439)	1.4
Banca Monte dei Paschi di Siena SpA	(40,443)	(49,344)	4.1
Banca Popolare di Sondrio SCPA	(21,692)	(34,438)	2.9
Cairo Communication SpA	(13,479)	(24,309)	2.0
Danieli & C Officine Meccaniche SpA	(576)	(7,321)	0.6
Danieli & C Officine Meccaniche SpA	(10,314)	(76,601)	6.4
De’ Longhi SpA	(1,090)	(19,701)	1.7
Falck Renewables SpA	(11,040)	(54,262)	4.6
Fila SpA	(47,899)	(432,891)	36.3
Freni Brembo SpA	(2,010)	(17,051)	1.4
Gruppo MutuiOnline SpA	(1,190)	(21,614)	1.8
Illimity Bank SpA	(4,110)	(27,551)	2.3
Italmobiliare SpA	(3,735)	(111,776)	9.4
Juventus Football Club SpA	(57,886)	(57,371)	4.8
La Doria SpA	(2,192)	(23,268)	1.9
OVS SpA	(70,461)	(60,729)	5.1
SAES Getters SpA	(1,061)	(25,685)	2.2
Salini Impregilo SpA	(31,135)	(46,089)	3.9
Societa Cattolica di Assicurazioni	(3,693)	(20,461)	1.7
Tamburi Investment Partners SpA	(17,287)	(111,817)	9.4
Tod’s SpA	(3,328)	(101,908)	8.6

		(1,340,626)

	Shares	Value	% of Basket Value

Japan
77 Bank Ltd.	(5,300)	$(70,674)	5.9%
Adastria Holdings Co., Ltd.	(6,100)	(84,320)	7.1
Advance Residence Investment Corp.	(103)	(316,031)	26.5
Aeon Delight Co. Ltd.	(1,100)	(31,504)	2.6
Aida Engineering Ltd.	(2,700)	(18,532)	1.6
Aiful Corp.	(53,100)	(117,008)	9.8
Alpen Co. Ltd.	(10,800)	(165,612)	13.9
Anest Iwata Corp.	(11,100)	(85,894)	7.2
Arata Corp.	(5,800)	(239,542)	20.1
Argo Graphics, Inc.	(600)	(18,792)	1.6
Ariake Japan Co., Ltd.	(1,400)	(80,737)	6.8
Asahi Holdings, Inc.	(2,300)	(51,971)	4.4
Asics Corp.	(3,100)	(29,395)	2.5
ASKUL Corp.	(2,800)	(79,943)	6.7
Awa Bank Ltd.	(3,600)	(78,329)	6.6
Bank of Okinawa Ltd.	(8,100)	(240,041)	20.1
BayCurrent Consulting, Inc.	(600)	(34,001)	2.9
Benefit One, Inc.	(1,500)	(26,334)	2.2
Cawachi Ltd.	(10,200)	(241,192)	20.2
Chofu Seisakusho Co. Ltd.	(3,000)	(65,681)	5.5
Chubu Shiryo Co. Ltd.	(5,000)	(76,647)	6.4
Chugoku Bank Ltd.	(3,100)	(28,545)	2.4
Chugoku Marine Paints Ltd.	(9,500)	(72,643)	6.1
Chukyo Bank Ltd.	(5,000)	(97,690)	8.2
Citizen Watch Co. Ltd.	(37,000)	(130,586)	11.0
CKD Corp.	(7,700)	(128,373)	10.8
Comforia Residential REIT, Inc.	(66)	(195,966)	16.4
Cosmo Energy Holdings Co. Ltd.	(1,500)	(22,534)	1.9
Create Restaurants Holdings, Inc.	(5,400)	(29,784)	2.5
Create SD Holdings Co. Ltd.	(8,700)	(247,891)	20.8
Curves Holdings Co. Ltd.	(12,100)	(57,955)	4.9
CYBERDYNE, Inc.	(17,400)	(69,072)	5.8
Cybozu, Inc.	(1,800)	(34,856)	2.9
Daibiru Corp.	(12,500)	(114,382)	9.6
Daido Steel Co. Ltd.	(3,600)	(118,892)	10.0
Daishi Hokuetsu Financial Group, Inc.	(5,000)	(108,650)	9.1
Daiwa Office Investment Corp.	(16)	(88,515)	7.4
Daiwa Securities Living Investments Corp.	(41)	(34,262)	2.9
Daiwabo Holdings Co. Ltd.	(1,700)	(104,728)	8.8
Denka Co., Ltd.	(6,200)	(149,791)	12.6
Digital Garage, Inc.	(3,300)	(118,235)	9.9
DMG Mori Co., Ltd.	(21,000)	(214,718)	18.0
Dowa Holdings Co. Ltd.	(1,000)	(27,658)	2.3
Duskin Co. Ltd.	(2,500)	(64,603)	5.4
Earth Corp.	(2,500)	(145,010)	12.2
Eiken Chemical Co. Ltd.	(5,200)	(90,552)	7.6
Eizo Corp.	(2,600)	(77,974)	6.5
Enplas Corp.	(3,900)	(81,880)	6.9
ES-Con Japan Ltd.	(10,600)	(71,307)	6.0
euglena Co. Ltd.	(2,900)	(16,509)	1.4
Exedy Corp.	(1,200)	(19,335)	1.6
Ezaki Glico Co., Ltd.	(11,300)	(496,296)	41.7
Fancl Corp.	(4,600)	(110,277)	9.3
Feed One Co. Ltd.	(12,900)	(20,110)	1.7
Fuji Corp/Aichi	(16,700)	(279,613)	23.5
Fuji Kyuko Co. Ltd.	(700)	(20,449)	1.7
Fuji Oil Holdings, Inc.	(1,100)	(25,663)	2.2
Fuji Seal International, Inc.	(8,100)	(140,607)	11.8
Fujibo Holdings, Inc.	(5,200)	(139,026)	11.7
Fujikura Ltd.	(15,900)	(46,748)	3.9
Fujimi, Inc.	(5,300)	(147,021)	12.3
Fujitec Co. Ltd.	(16,400)	(233,937)	19.6

64	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Fujiya Co. Ltd.	(16,900)	$(317,243)	26.6%
Fukushima Galilei Co. Ltd.	(8,900)	(261,798)	22.0
Futaba Industrial Co. Ltd.	(12,400)	(58,946)	4.9
G-7 Holdings, Inc.	(1,300)	(28,540)	2.4
Gakken Holdings Co. Ltd.	(5,600)	(92,146)	7.7
Genky DrugStores Co. Ltd.	(4,600)	(104,835)	8.8
Global One Real Estate Investment Corp.	(84)	(71,025)	6.0
GLP J-Reit	(18)	(23,206)	1.9
Godo Steel Ltd.	(4,000)	(75,250)	6.3
Gunosy, Inc.	(1,300)	(10,414)	0.9
Gunze Ltd.	(5,400)	(183,049)	15.4
Gurunavi, Inc.	(9,200)	(49,051)	4.1
Hachijuni Bank Ltd.	(10,400)	(37,137)	3.1
Haseko Corp.	(3,900)	(42,341)	3.6
Heiwa Real Estate Co. Ltd.	(5,800)	(155,735)	13.1
HIS Co. Ltd.	(1,900)	(25,018)	2.1
Hodogaya Chemical Co. Ltd.	(3,300)	(106,972)	9.0
Hokkoku Bank Ltd.	(3,000)	(89,169)	7.5
Hokuriku Electric Power Co.	(15,400)	(103,793)	8.7
Hokuto Corp.	(7,600)	(136,142)	11.4
Hosiden Corp.	(15,100)	(128,863)	10.8
Hosokawa Micron Corp.	(10,700)	(487,095)	40.9
Ibiden Co. Ltd.	(19,800)	(506,088)	42.5
Ichikoh Industries Ltd.	(13,900)	(61,455)	5.2
Idec Corp.	(10,400)	(152,230)	12.8
Industrial & Infrastructure Fund Investment Corp.	(14)	(19,502)	1.6
Infocom Corp.	(3,400)	(81,413)	6.8
Infomart Corp.	(7,100)	(49,023)	4.1
Invesco Office J-Reit, Inc.	(795)	(105,418)	8.8
Invincible Investment Corp.	(339)	(86,737)	7.3
Ishihara Sangyo Kaisha Ltd.	(9,300)	(55,292)	4.6
Ito En Ltd.	(5,700)	(316,646)	26.6
Iyo Bank Ltd.	(34,500)	(184,825)	15.5
Jafco Co., Ltd.	(1,400)	(44,848)	3.8
Japan Aviation Electronics Industry, Ltd.	(2,600)	(33,729)	2.8
Japan Best Rescue System Co. Ltd.	(1,000)	(7,070)	0.6
Japan Lifeline Co. Ltd.	(7,800)	(91,729)	7.7
Japan Logistics Fund, Inc.	(91)	(213,917)	18.0
Japan Medical Dynamic Marketing, Inc.	(1,200)	(17,645)	1.5
Japan Petroleum Exploration Co. Ltd.	(4,500)	(77,344)	6.5
Japan Securities Finance Co. Ltd.	(8,600)	(40,475)	3.4
Japan Steel Works, Ltd.	(13,500)	(165,737)	13.9
JCU Corp.	(4,200)	(98,250)	8.2
Jeol Ltd.	(5,400)	(159,667)	13.4
Juroku Bank Ltd.	(8,600)	(151,079)	12.7
Justsystems Corp.	(700)	(42,806)	3.6
JVCKenwood Corp.	(11,900)	(18,915)	1.6
Kadokawa Corp.	(2,200)	(31,630)	2.7
Kaga Electronics Co. Ltd.	(2,800)	(50,632)	4.2
Kagome Co., Ltd.	(2,400)	(61,291)	5.1
Kaken Pharmaceutical Co. Ltd.	(1,600)	(88,066)	7.4
Kameda Seika Co. Ltd.	(1,100)	(52,751)	4.4
Kaneka Corp.	(10,500)	(271,585)	22.8
Kansai Mirai Financial Group, Inc.	(47,600)	(160,038)	13.4
Kawasaki Kisen Kaisha Ltd.	(2,000)	(19,676)	1.7
Keihin Corp.	(12,100)	(288,626)	24.2
Keiyo Bank Ltd.	(28,400)	(138,416)	11.6
Keiyo Co. Ltd.	(3,800)	(20,293)	1.7
Kenedix Residential Next Investment Corp.	(154)	(243,028)	20.4
Kenko Mayonnaise Co. Ltd.	(300)	(5,514)	0.5
Kewpie Corp.	(13,800)	(274,042)	23.0
Key Coffee, Inc.	(15,500)	(321,297)	27.0

	Shares	Value	% of Basket Value

Japan (continued)
KH Neochem Co. Ltd.	(2,200)	$(38,007)	3.2%
Kintetsu Department Store Co. Ltd.	(6,600)	(159,233)	13.4
Kintetsu World Express, Inc.	(24,200)	(352,249)	29.6
Kitz Corp.	(10,500)	(64,408)	5.4
Kiyo Bank Ltd.	(14,000)	(206,874)	17.4
Kobe Steel, Ltd.	(67,700)	(226,429)	19.0
Koei Tecmo Holdings Co. Ltd.	(5,600)	(147,313)	12.4
Krosaki Harima Corp.	(2,300)	(80,913)	6.8
Kumiai Chemical Industry Co. Ltd.	(30,500)	(246,168)	20.7
Kurabo Industries Ltd.	(3,600)	(82,418)	6.9
Kusuri no Aoki Holdings Co. Ltd.	(2,300)	(180,929)	15.2
KYORIN Holdings, Inc.	(18,300)	(380,289)	31.9
LaSalle Logiport REIT	(121)	(169,390)	14.2
Lasertec Corp.	(2,100)	(138,887)	11.7
LEC, Inc.	(8,000)	(88,291)	7.4
LIXIL VIVA Corp.	(11,100)	(188,929)	15.9
Mabuchi Motor Co., Ltd.	(2,100)	(65,027)	5.5
Macnica Fuji Electronics Holdings, Inc.	(4,100)	(55,811)	4.7
Mani, Inc.	(2,200)	(49,000)	4.1
Maruwa Co. Ltd/Aichi	(2,400)	(169,286)	14.2
Matsui Securities Co. Ltd.	(23,800)	(173,721)	14.6
Matsuyafoods Holdings Co. Ltd.	(3,200)	(114,910)	9.6
Max Co. Ltd.	(1,700)	(25,243)	2.1
Megachips Corp.	(1,100)	(16,539)	1.4
Megmilk Snow Brand Co. Ltd.	(900)	(20,535)	1.7
Meiko Electronics Co. Ltd.	(4,100)	(53,200)	4.5
Meisei Industrial Co. Ltd.	(17,600)	(128,024)	10.7
Menicon Co. Ltd.	(2,500)	(108,500)	9.1
Mimasu Semiconductor Industry Co. Ltd.	(3,600)	(69,706)	5.9
Miraca Holdings, Inc.	(5,400)	(135,213)	11.3
Mitsubishi Logisnext Co. Ltd.	(8,500)	(79,074)	6.6
Mitsubishi Logistics Corp.	(15,400)	(340,019)	28.5
Mitsui Fudosan Logistics Park, Inc.	(62)	(243,854)	20.5
Mitsui Mining & Smelting Co., Ltd.	(10,100)	(188,438)	15.8
Mitsui-Soko Holdings Co. Ltd.	(1,400)	(18,968)	1.6
Miura Co. Ltd.	(500)	(20,631)	1.7
Mixi, Inc.	(1,800)	(31,057)	2.6
Mizuho Leasing Co. Ltd.	(2,200)	(42,297)	3.6
Mori Hills REIT Investment Corp.	(86)	(110,039)	9.2
Mori Trust Sogo Reit, Inc.	(91)	(100,558)	8.4
Nachi-Fujikoshi Corp.	(3,500)	(101,222)	8.5
Nanto Bank Ltd.	(1,000)	(20,972)	1.8
NET One Systems Co. Ltd.	(800)	(23,062)	1.9
Nextage Co. Ltd.	(3,300)	(22,257)	1.9
NHK Spring Co. Ltd.	(57,600)	(381,127)	32.0
Nichi-iko Pharmaceutical Co., Ltd.	(1,500)	(19,503)	1.6
Nichias Corp.	(2,300)	(45,724)	3.8
Nihon Nohyaku Co. Ltd.	(65,200)	(260,908)	21.9
Nihon Parkerizing Co. Ltd.	(16,400)	(167,828)	14.1
Nikkiso Co., Ltd.	(2,000)	(15,562)	1.3
Nippon Accommodations Fund, Inc.	(50)	(296,960)	24.9
Nippon Carbon Co. Ltd.	(4,700)	(144,138)	12.1
Nippon Chemi-Con Corp.	(8,100)	(91,359)	7.7
Nippon Denko Co. Ltd.	(3,500)	(4,827)	0.4
Nippon Electric Glass Co. Ltd.	(2,000)	(29,135)	2.4
Nippon Gas Co. Ltd.	(5,900)	(194,575)	16.3
Nippon Kanzai Co. Ltd.	(6,900)	(118,015)	9.9
NIPPON REIT Investment Corp.	(17)	(50,636)	4.3
Nippon Sharyo Ltd.	(300)	(7,675)	0.6
Nippon Soda Co. Ltd.	(6,500)	(166,775)	14.0
Nipro Corp.	(72,800)	(814,242)	68.3
Nishi-Nippon Financial Holdings, Inc.	(71,000)	(414,362)	34.8

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Nissei ASB Machine Co. Ltd.	(1,100)	$(29,603)	2.5%
Nisshinbo Holdings, Inc.	(31,100)	(216,838)	18.2
Nissin Kogyo Co. Ltd.	(17,500)	(363,093)	30.5
Nitto Boseki Co. Ltd.	(3,500)	(165,529)	13.9
Nojima Corp.	(8,200)	(142,131)	11.9
NOK Corp.	(1,900)	(22,127)	1.9
North Pacific Bank, Ltd.	(44,000)	(78,818)	6.6
NTN Corp.	(51,200)	(98,203)	8.2
OBIC Business Consultants Co. Ltd.	(400)	(17,886)	1.5
Ogaki Kyoritsu Bank Ltd.	(16,400)	(334,629)	28.1
Okamoto Industries, Inc.	(3,000)	(120,353)	10.1
OKUMA Corp.	(4,200)	(158,360)	13.3
Open House Co. Ltd.	(5,100)	(111,170)	9.3
Optorun Co. Ltd.	(1,300)	(35,310)	3.0
Organo Corp.	(2,400)	(127,471)	10.7
Oro Co. Ltd.	(1,234)	(35,830)	3.0
Osaka Steel Co. Ltd.	(1,400)	(15,308)	1.3
OSG Corp.	(6,600)	(85,747)	7.2
Pacific Metals Co., Ltd.	(3,200)	(49,333)	4.1
Pack Corp.	(2,100)	(66,454)	5.6
PALTAC Corp.	(2,600)	(135,782)	11.4
Paramount Bed Holdings Co. Ltd.	(4,200)	(173,266)	14.5
Penta-Ocean Construction Co., Ltd.	(15,500)	(78,304)	6.6
Pilot Corp.	(500)	(16,751)	1.4
Pressance Corp.	(2,700)	(27,633)	2.3
Qol Holdings Co. Ltd.	(7,300)	(80,708)	6.8
Raito Kogyo Co. Ltd.	(6,300)	(78,349)	6.6
Rengo Co. Ltd.	(11,500)	(89,593)	7.5
Restar Holdings Corp.	(1,500)	(24,192)	2.0
Rheon Automatic Machinery Co. Ltd.	(1,900)	(21,495)	1.8
Ricoh Leasing Co. Ltd.	(2,000)	(53,240)	4.5
Rokko Butter Co. Ltd.	(1,400)	(18,552)	1.6
Rorze Corp.	(600)	(24,686)	2.1
Round One Corp.	(2,900)	(23,747)	2.0
Royal Holdings Co. Ltd.	(1,100)	(18,119)	1.5
Ryosan Co. Ltd.	(3,600)	(78,724)	6.6
Saizeriya Co. Ltd.	(3,400)	(67,398)	5.7
Sakai Moving Service Co. Ltd.	(2,000)	(105,175)	8.8
Sakata Seed Corp.	(13,500)	(436,149)	36.6
San-In Godo Bank Ltd.	(13,800)	(72,392)	6.1
Sansan, Inc.	(500)	(24,534)	2.1
Sanyo Denki Co. Ltd.	(3,000)	(131,779)	11.1
Sanyo Special Steel Co. Ltd.	(12,400)	(108,273)	9.1
Sapporo Holdings, Ltd.	(41,900)	(797,617)	67.0
SB Technology Corp.	(1,600)	(39,725)	3.3
SBS Holdings, Inc.	(8,300)	(140,352)	11.8
SCREEN Holdings Co., Ltd.	(1,600)	(77,278)	6.5
SEC Carbon Ltd.	(100)	(5,923)	0.5
Seino Holdings Co. Ltd.	(1,900)	(22,620)	1.9
Seiren Co. Ltd.	(8,900)	(105,376)	8.8
Sekisui House Reit, Inc.	(438)	(267,553)	22.5
Shibaura Machine Co., Ltd.	(13,100)	(257,715)	21.6
Shibuya Corp.	(2,400)	(59,069)	5.0
Shiga Bank Ltd.	(5,000)	(117,766)	9.9
Shin-Etsu Polymer Co. Ltd.	(37,300)	(290,806)	24.4
Shinko Electric Industries Co. Ltd.	(6,700)	(83,630)	7.0
Shinmaywa Industries Ltd.	(27,000)	(274,217)	23.0
Shochiku Co. Ltd.	(700)	(76,313)	6.4
Showa Corp.	(21,100)	(443,372)	37.2
Showa Sangyo Co. Ltd.	(1,800)	(53,904)	4.5
Sinanen Holdings Co. Ltd.	(5,700)	(145,970)	12.3
Skylark Holdings Co. Ltd.	(4,200)	(62,082)	5.2

	Shares	Value	% of Basket Value

Japan (continued)
Sodick Co. Ltd.	(7,800)	$(53,759)	4.5%
Sotetsu Holdings, Inc.	(5,000)	(128,203)	10.8
Starzen Co. Ltd.	(1,100)	(44,906)	3.8
Sugi Holdings Co. Ltd.	(3,800)	(229,148)	19.2
Sumitomo Densetsu Co. Ltd.	(15,000)	(312,226)	26.2
Sumitomo Warehouse Co. Ltd.	(1,700)	(19,405)	1.6
Sushiro Global Holdings Ltd.	(16,600)	(256,028)	21.5
Tadano Ltd.	(37,300)	(284,515)	23.9
Taiyo Holdings Co. Ltd.	(5,800)	(237,169)	19.9
Takara Leben Real Estate Investment Corp.	(125)	(96,806)	8.1
Takeuchi Manufacturing Co. Ltd.	(1,500)	(21,557)	1.8
Tama Home Co. Ltd.	(3,300)	(38,301)	3.2
Tanaka Chemical Corp.	(5,000)	(25,039)	2.1
Teikoku Sen-I Co. Ltd.	(9,300)	(189,511)	15.9
TIS Inc.	(2,700)	(51,487)	4.3
Toa Corp.	(2,700)	(35,408)	3.0
Tocalo Co. Ltd.	(43,900)	(432,201)	36.3
Toei Animation Co. Ltd.	(1,400)	(69,149)	5.8
Toei Co. Ltd.	(1,700)	(211,143)	17.7
Toho Bank Ltd.	(31,200)	(72,640)	6.1
Tokai Carbon Co. Ltd.	(10,983)	(90,826)	7.6
Tokai Corp/Gifu	(4,700)	(121,640)	10.2
Tokai Rika Co. Ltd.	(1,600)	(20,649)	1.7
Tokai Tokyo Financial Holdings, Inc.	(64,800)	(137,680)	11.6
Token Corp.	(800)	(54,925)	4.6
Tokuyama Corp.	(2,900)	(61,190)	5.1
Tokyo Broadcasting System Holdings, Inc.	(8,900)	(137,602)	11.5
Tokyo Dome Corp.	(39,100)	(285,649)	24.0
Tokyo Ohka Kogyo Co. Ltd.	(2,400)	(103,221)	8.7
Tokyo Seimitsu Co. Ltd.	(600)	(19,408)	1.6
Tokyo Steel Manufacturing Co. Ltd.	(8,400)	(53,480)	4.5
Tokyo Tatemono Co. Ltd.	(12,700)	(142,832)	12.0
Tokyotokeiba Co., Ltd.	(3,700)	(121,927)	10.2
Tokyu REIT, Inc.	(14)	(18,546)	1.6
TOMONY Holdings, Inc.	(90,000)	(301,510)	25.3
Toppan Forms Co. Ltd.	(19,200)	(168,676)	14.2
Toridoll Holdings Corp.	(4,800)	(54,805)	4.6
Torii Pharmaceutical Co. Ltd.	(1,400)	(38,546)	3.2
Toshiba TEC Corp.	(7,300)	(237,714)	20.0
Toyo Construction Co. Ltd.	(17,800)	(71,081)	6.0
Toyo Tanso Co. Ltd.	(6,900)	(94,758)	8.0
Toyo Tire Corp.	(27,800)	(325,517)	27.3
Toyota Boshoku Corp.	(11,600)	(144,824)	12.2
Trusco Nakayama Corp.	(3,600)	(77,877)	6.5
TS Tech Co. Ltd.	(8,200)	(222,341)	18.7
Tsugami Corp.	(30,800)	(266,025)	22.3
Tsukishima Kikai Co. Ltd.	(3,000)	(33,799)	2.8
Tsumura & Co.	(1,000)	(27,662)	2.3
Universal Entertainment Corp.	(3,500)	(57,401)	4.8
Wacoal Holdings Corp.	(8,800)	(177,486)	14.9
Wacom Co., Ltd.	(11,200)	(38,948)	3.3
YAKUODO Holdings Co. Ltd.	(2,700)	(63,961)	5.4
Yokogawa Bridge Holdings Corp.	(1,500)	(26,328)	2.2
Yomiuri Land Co. Ltd.	(600)	(19,258)	1.6
Zensho Holdings Co. Ltd.	(10,100)	(198,813)	16.7
Zeon Corp.	(2,400)	(21,335)	1.8
ZERIA Pharmaceutical Co. Ltd.	(10,400)	(202,041)	17.0

		(37,005,761)

Jordan
Hikma Pharmaceuticals PLC	(3,531)	(105,167)	8.8

66	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Luxembourg
APERAM SA	(3,006)	$(78,203)	6.6%

Netherlands
Aalberts NV	(8,496)	(239,245)	20.1
Accell Group NV	(2,442)	(45,635)	3.8
AMG Advanced Metallurgical Group NV	(3,476)	(58,486)	4.9
Brack Capital Properties NV	(2,111)	(191,893)	16.1
ForFarmers NV	(3,091)	(20,595)	1.7
Intertrust NV	(8,617)	(135,789)	11.4
SBM Offshore NV	(7,057)	(89,448)	7.5
SIF Holding NV	(4,403)	(47,161)	4.0
TKH Group NV	(831)	(29,154)	2.5

		(857,406)

New Zealand
Chorus Ltd.	(4,396)	(19,184)	1.6
Metlifecare Ltd.	(19,501)	(49,897)	4.2
SKYCITY Entertainment Group Ltd.	(153,131)	(247,139)	20.7
Summerset Group Holdings Ltd.	(6,002)	(22,136)	1.9
Synlait Milk Ltd.	(1,474)	(6,155)	0.5

		(344,511)

Norway
Axactor SE	(9,795)	(6,375)	0.5
Frontline Ltd.	(3,615)	(33,902)	2.9
Protector Forsikring ASA	(15,942)	(53,620)	4.5
Sparebank 1 Oestlandet	(1,250)	(10,178)	0.9
Stolt-Nielsen Ltd.	(9,824)	(83,699)	7.0
TGS Nopec Geophysical Co. ASA	(10,176)	(155,839)	13.1
TOMRA Systems ASA	(3,421)	(113,669)	9.5

		(457,282)

Peru
Hochschild Mining PLC	(11,781)	(20,554)	1.7

Portugal
Altri SGPS SA	(6,606)	(34,865)	2.9
Corticeira Amorim SGPS SA	(5,458)	(57,508)	4.8
Mota-Engil SGPS SA	(13,729)	(17,290)	1.5

		(109,663)

Puerto Rico
EVERTEC, Inc.	(7,336)	(185,894)	15.6

Singapore
Kenon Holdings Ltd.	(13,246)	(269,279)	22.6
Kulicke & Soffa Industries, Inc.	(1,995)	(47,820)	4.0
Mapletree Industrial Trust	(63,700)	(114,364)	9.6

		(431,463)

Spain
Aedas Homes SA	(5,384)	(82,363)	6.9
Almirall SA	(2,864)	(36,934)	3.1
Befesa SA	(981)	(30,991)	2.6
Fomento de Construcciones y Contratas SA	(10,015)	(95,118)	8.0
Gestamp Automocion SA	(8,984)	(22,497)	1.9
Grupo Empresarial San Jose SA	(11,064)	(54,744)	4.6
Metrovacesa SA	(13,113)	(72,264)	6.1
Neinor Homes SA	(6,499)	(56,943)	4.8
Sacyr SA	(53,035)	(99,466)	8.3

		(551,320)

Sweden
AAK AB	(2,860)	(47,038)	4.0
Arjo AB, -B Shares	(10,445)	(51,588)	4.3
Attendo AB	(16,851)	(64,042)	5.4
Avanza Bank Holding AB	(5,265)	(63,611)	5.4

	Shares	Value	% of Basket Value

Sweden (continued)
Beijer Ref AB	(2,416)	$(49,643)	4.2%
Biotage AB	(3,491)	(43,154)	3.6
Bonava AB, -B Shares	(2,911)	(14,109)	1.2
Boozt AB	(1,541)	(9,546)	0.8
Bure Equity AB	(2,662)	(48,605)	4.1
Camurus AB	(2,258)	(27,498)	2.3
Catena AB	(2,477)	(78,817)	6.6
Electrolux Professional AB	(18,143)	(41,770)	3.5
Eltel AB	(16,895)	(34,312)	2.9
Embracer Group AB	(5,698)	(60,333)	5.1
Fastighets AB Balder	(4,638)	(183,281)	15.4
Granges AB	(7,550)	(55,167)	4.6
Karo Pharma AB	(34,094)	(194,377)	16.3
Loomis AB	(3,580)	(87,301)	7.3
Mekonomen AB	(21,137)	(109,465)	9.2
Modern Times Group MTG AB, -B Shares	(10,916)	(109,821)	9.2
Nordic Entertainment Group AB	(1,451)	(34,391)	2.9
Ratos AB, -B Shares	(30,795)	(72,895)	6.1
RaySearch Laboratories AB	(5,983)	(45,484)	3.8
SSAB AB, -B Shares	(57,416)	(132,700)	11.1
Trelleborg AB, -B Shares	(1,125)	(14,326)	1.2
Xvivo Perfusion AB	(1,961)	(27,706)	2.3

		(1,700,980)

Switzerland
Ascom Holding AG	(6,942)	(52,649)	4.4
Autoneum Holding AG	(349)	(30,751)	2.6
Bachem Holding AG	(127)	(30,001)	2.5
Bobst Group SA	(1,524)	(76,074)	6.4
Bossard Holding AG	(176)	(21,951)	1.8
Bucher Industries AG	(1,446)	(407,823)	34.2
Burckhardt Compression Holding AG	(548)	(111,195)	9.3
Cembra Money Bank AG	(1,107)	(105,240)	8.8
Coltene Holding AG	(880)	(58,783)	4.9
Comet Holding AG	(620)	(83,096)	7.0
Conzzeta AG	(22)	(18,855)	1.6
Daetwyler Holding AG	(1,028)	(176,180)	14.8
dormakaba Holding AG	(163)	(81,344)	6.8
Feintool International Holding AG	(496)	(24,303)	2.0
Flughafen Zurich AG	(2,060)	(254,753)	21.4
Forbo Holding AG	(166)	(222,537)	18.7
Garrett Motion, Inc.	(4,400)	(23,980)	2.0
Georg Fischer AG, Registered Shares	(496)	(370,164)	31.1
Gurit Holding AG	(66)	(94,121)	7.9
Huber + Suhner AG	(569)	(36,336)	3.1
Interroll Holding AG	(13)	(24,718)	2.1
Leonteq AG	(1,585)	(57,144)	4.8
Medacta Group SA	(2,199)	(153,055)	12.8
Medartis Holding AG	(375)	(15,093)	1.3
Mobilezone Holding AG	(28,585)	(253,134)	21.3
Mobimo Holding AG	(126)	(34,732)	2.9
Orascom Development Holding AG	(4,412)	(38,143)	3.2
St Galler Kantonalbank AG	(236)	(101,904)	8.6
Stadler Rail AG	(286)	(12,495)	1.1
TX Group AG	(306)	(20,358)	1.7

		(2,990,912)

Thailand
Fabrinet	(290)	(18,198)	1.5

United Arab Emirates
Network International Holdings PLC	(8,048)	(41,975)	3.5

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United Kingdom
Aggreko PLC	(5,798)	$(33,435)	2.8%
Avast PLC	(10,930)	(62,956)	5.3
Babcock International Group PLC	(1,729)	(9,158)	0.8
Beazley PLC	(12,450)	(61,559)	5.2
Bodycote PLC	(18,618)	(136,207)	11.4
Cairn Energy PLC	(24,815)	(34,963)	2.9
CVS Group PLC	(6,402)	(73,779)	6.2
De La Rue PLC	(31,178)	(26,231)	2.2
DS Smith PLC	(11,125)	(43,621)	3.7
Equiniti Group PLC	(44,792)	(96,568)	8.1
Essentra PLC	(8,831)	(30,996)	2.6
Finablr PLC	(44,203)	(3,062)	0.2
First Derivatives PLC	(1,789)	(58,359)	4.9
Hill & Smith Holdings PLC	(4,025)	(58,350)	4.9
IG Design Group PLC	(12,653)	(83,619)	7.0
Intermediate Capital Group PLC	(2,249)	(31,816)	2.7
J D Wetherspoon PLC	(1,936)	(23,043)	1.9
Learning Technologies Group PLC	(103,979)	(167,644)	14.1
LXI REIT PLC	(12,508)	(16,657)	1.4
Pagegroup PLC	(11,301)	(53,518)	4.5
Paragon Banking Group PLC	(20,124)	(84,254)	7.1
Quilter PLC	(42,030)	(65,245)	5.5
Redde Northgate PLC	(11,356)	(25,619)	2.1
Restaurant Group PLC	(24,783)	(16,858)	1.4
Restore PLC	(16,522)	(80,509)	6.8
Rightmove PLC	(38,466)	(240,506)	20.2
Rotork PLC	(35,207)	(109,755)	9.2
Royal Mail PLC	(51,834)	(108,170)	9.1
RWS Holdings PLC	(9,022)	(60,937)	5.1
Savills PLC	(1,697)	(20,659)	1.7
Serco Group PLC	(124,928)	(202,220)	17.0
Serica Energy PLC	(20,882)	(24,800)	2.1
Signature Aviation PLC	(93,254)	(229,024)	19.2
Spectris PLC	(4,482)	(151,136)	12.7
Stagecoach Group PLC	(35,325)	(33,121)	2.8
Synthomer PLC	(11,415)	(40,687)	3.4
Ted Baker PLC	(21,184)	(40,689)	3.4
TP ICAP PLC	(38,796)	(165,629)	13.9
Tritax Big Box REIT PLC	(55,081)	(83,603)	7.0
UNITE Group PLC	(5,821)	(64,277)	5.4

		(2,953,239)

United States
ABM Industries, Inc.	(1,178)	(40,629)	3.4
Acadia Healthcare Co., Inc.	(2,268)	(54,455)	4.6
ACI Worldwide, Inc.	(4,722)	(129,383)	10.9
Acushnet Holdings Corp.	(7,868)	(215,583)	18.1
Adient PLC	(2,131)	(31,922)	2.7
ADT, Inc.	(11,688)	(66,972)	5.6
Aegion Corp.	(1,472)	(23,626)	2.0
Air Transport Services Group, Inc.	(3,172)	(64,201)	5.4
Alamo Group, Inc.	(453)	(44,593)	3.7
Alpha & Omega Semiconductor Ltd.	(8,128)	(97,780)	8.2
Ambac Financial Group, Inc.	(1,856)	(31,923)	2.7
AMC Entertainment Holdings, Inc., Class A	(9,196)	(45,244)	3.8
American Assets Trust, Inc.	(6,662)	(188,668)	15.8
American Equity Investment Life Holding Co.	(733)	(15,408)	1.3
American Vanguard Corp.	(4,171)	(52,429)	4.4
Ameris Bancorp	(7,265)	(184,749)	15.5
AMERISAFE, Inc.	(1,086)	(69,146)	5.8
ANGI Homeservices, Inc., Class A	(11,892)	(80,568)	6.8
Anterix, Inc.	(658)	(34,545)	2.9
Applied Industrial Technologies, Inc.	(1,154)	(60,458)	5.1

	Shares	Value	% of Basket Value

United States (continued)
Arcosa, Inc.	(3,338)	$(124,407)	10.4%
Argo Group International Holdings Ltd.	(1,002)	(35,431)	3.0
Armstrong World Industries, Inc.	(2,750)	(211,970)	17.8
Arrow Financial Corp.	(941)	(26,819)	2.2
Aspen Technology, Inc.	(1,208)	(123,518)	10.4
Atlantic Union Bankshares Corp.	(2,688)	(64,163)	5.4
AutoNation, Inc.	(3,851)	(143,411)	12.0
Avanos Medical, Inc.	(530)	(16,456)	1.4
Avnet, Inc.	(2,879)	(86,428)	7.3
Axcelis Technologies, Inc.	(1,814)	(42,375)	3.6
Axis Capital Holdings Ltd.	(1,618)	(59,219)	5.0
BancorpSouth Bank	(2,757)	(60,351)	5.1
Bank of Marin Bancorp	(846)	(27,884)	2.3
Bank OZK	(1,569)	(35,491)	3.0
Beacon Roofing Supply, Inc.	(938)	(20,636)	1.7
BGC Partners, Inc., Class A	(34,959)	(108,198)	9.1
Bloomin’ Brands, Inc.	(2,208)	(26,606)	2.2
BMC Stock Holdings, Inc.	(1,269)	(26,966)	2.3
Boingo Wireless, Inc.	(1,673)	(23,322)	2.0
Bonanza Creek Energy, Inc.	(3,050)	(53,253)	4.5
Boston Omaha Corp., Class A	(619)	(10,046)	0.8
BrightView Holdings, Inc.	(2,220)	(28,460)	2.4
Brink’s Co.	(972)	(49,689)	4.2
Brookdale Senior Living, Inc.	(1,647)	(5,946)	0.5
Brooks Automation, Inc.	(694)	(26,712)	2.2
Brunswick Corp.	(4,791)	(228,627)	19.2
Bryn Mawr Bank Corp.	(2,812)	(81,871)	6.9
Cabot Corp.	(690)	(23,384)	2.0
Cactus, Inc.	(1,521)	(27,043)	2.3
Cannae Holdings, Inc.	(1,083)	(34,169)	2.9
Capitol Federal Financial, Inc.	(15,207)	(182,332)	15.3
Cardtronics PLC, Class A	(5,553)	(127,164)	10.7
Carter’s, Inc.	(688)	(53,802)	4.5
Carvana Co.	(448)	(35,889)	3.0
Casella Waste Systems, Inc.	(4,358)	(202,124)	17.0
Cass Information Systems, Inc.	(1,143)	(45,846)	3.8
Cathay General Bancorp	(7,300)	(203,816)	17.1
Cato Corp., Class A	(1,865)	(21,000)	1.8
Century Bancorp, Inc., Class A	(989)	(73,868)	6.2
CEVA, Inc.	(2,727)	(85,491)	7.2
Charles River Laboratories International, Inc.	(3,194)	(462,076)	38.8
Chart Industries, Inc.	(982)	(35,077)	2.9
Chatham Lodging Trust	(2,422)	(18,189)	1.5
Chesapeake Utilities Corp.	(190)	(16,697)	1.4
Children’s Place, Inc.	(1,208)	(35,708)	3.0
Choice Hotels International, Inc.	(3,194)	(239,710)	20.1
Cinemark Holdings, Inc.	(1,194)	(17,050)	1.4
City Holding Co.	(1,105)	(74,687)	6.3
Clearwater Paper Corp.	(267)	(6,392)	0.5
Cleveland-Cliffs, Inc.	(4,923)	(21,563)	1.8
Cloudera, Inc.	(5,624)	(46,567)	3.9
CNX Resources Corp.	(2,439)	(25,853)	2.2
Coca-Cola Bottling Co. Consolidated	(75)	(17,660)	1.5
Colfax Corp.	(1,542)	(39,768)	3.3
Columbia Financial, Inc.	(3,592)	(50,845)	4.3
Columbia Sportswear Co.	(1,542)	(112,396)	9.4
Community Bank System, Inc.	(566)	(35,369)	3.0
CommVault Systems, Inc.	(1,304)	(55,668)	4.7
CONMED Corp.	(339)	(25,055)	2.1
Consolidated Communications Holdings, Inc.	(1,313)	(8,233)	0.7
Construction Partners, Inc.	(2,607)	(47,786)	4.0
Core-Mark Holding Co., Inc.	(2,390)	(68,689)	5.8

68	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
CoreLogic, Inc.	(521)	$(20,017)	1.7%
Covanta Holding Corp.	(5,644)	(43,910)	3.7
Crane Co.	(3,278)	(178,487)	15.0
Credit Acceptance Corp.	(203)	(63,249)	5.3
CSG Systems International, Inc.	(376)	(18,266)	1.5
CubeSmart	(2,859)	(72,047)	6.0
Cushman & Wakefield PLC	(7,749)	(94,305)	7.9
CVB Financial Corp.	(9,876)	(205,273)	17.2
Cymabay Therapeutics, Inc.	(11,581)	(20,498)	1.7
Darling International, Inc.	(7,077)	(145,715)	12.2
Dave & Buster’s Entertainment, Inc.	(4,178)	(61,166)	5.1
Delek US Holdings, Inc.	(1,288)	(30,075)	2.5
Deluxe Corp.	(1,145)	(32,255)	2.7
Dillard’s, Inc., Class A Class A	(1,364)	(40,211)	3.4
DMC Global, Inc.	(1,108)	(28,597)	2.4
Dril-Quip, Inc.	(250)	(8,282)	0.7
Dunkin’ Brands Group, Inc.	(491)	(30,854)	2.6
Eagle Materials, Inc.	(2,121)	(129,402)	10.9
Easterly Government Properties, Inc.	(4,526)	(121,795)	10.2
EastGroup Properties, Inc.	(757)	(80,242)	6.7
EchoStar Corp.	(6,318)	(199,333)	16.7
El Pollo Loco Holdings, Inc.	(1,609)	(19,678)	1.6
elf Beauty, Inc.	(2,685)	(35,093)	2.9
Empire State Realty Trust, Inc.	(5,254)	(43,923)	3.7
Encompass Health Corp.	(5,568)	(368,880)	31.0
Enerpac Tool Group Corp.	(4,229)	(72,147)	6.1
Entegris, Inc.	(2,331)	(126,410)	10.6
Equity Bancshares, Inc., Class A	(710)	(13,305)	1.1
Essential Properties Realty Trust, Inc.	(13)	(191)	0.0
Euronet Worldwide, Inc.	(571)	(52,395)	4.4
EverQuote, Inc., Class A Class A	(480)	(18,706)	1.6
Evo Payments, Inc., Class A	(2,096)	(41,731)	3.5
EZCORP, Inc., Class A Class A	(3,911)	(21,902)	1.8
Farmer Brothers Co.	(2,971)	(27,452)	2.3
FireEye, Inc.	(2,808)	(32,320)	2.7
First Bancorp/Southern Pines	(2,752)	(73,176)	6.1
First Citizens BancShares, Inc., Class A	(554)	(211,628)	17.8
First Commonwealth Financial Corp.	(5,242)	(49,904)	4.2
First Financial Corp.	(3,488)	(123,894)	10.4
First Interstate BancSystem, Inc., Class A	(1,998)	(67,532)	5.7
FirstCash, Inc.	(4,249)	(305,248)	25.6
Flagstar Bancorp, Inc.	(847)	(21,946)	1.8
Floor & Decor Holdings, Inc., Class A	(1,124)	(47,658)	4.0
Flowers Foods, Inc.	(8,072)	(179,844)	15.1
Forestar Group, Inc.	(454)	(5,988)	0.5
Forward Air Corp.	(1,104)	(56,966)	4.8
Fossil Group, Inc.	(6,164)	(24,409)	2.0
Fresh Del Monte Produce, Inc.	(1,026)	(29,251)	2.5
Fulton Financial Corp.	(9,699)	(113,381)	9.5
Gaming and Leisure Properties, Inc.	(1,662)	(46,935)	3.9
Gates Industrial Corp. PLC	(5,217)	(44,814)	3.8
Genco Shipping & Trading Ltd.	(13,263)	(77,323)	6.5
Gentex Corp.	(1,770)	(42,905)	3.6
German American Bancorp, Inc.	(2,100)	(62,433)	5.2
Getty Realty Corp.	(1,019)	(27,676)	2.3
Gibraltar Industries, Inc.	(959)	(44,402)	3.7
Global Net Lease, Inc.	(14,617)	(210,339)	17.7
Goodyear Tire & Rubber Co.	(4,651)	(33,348)	2.8
Graphic Packaging Holding Co.	(10,624)	(141,830)	11.9
Greenbrier Cos., Inc.	(2,024)	(34,368)	2.9
Group 1 Automotive, Inc.	(1,611)	(91,166)	7.6
H&E Equipment Services, Inc.	(1,618)	(26,309)	2.2

	Shares	Value	% of Basket Value

United States (continued)
Hain Celestial Group, Inc.	(1,460)	$(37,726)	3.2%
Hanger, Inc.	(926)	(17,001)	1.4
Harmonic, Inc.	(5,797)	(33,623)	2.8
Haynes International, Inc.	(849)	(18,763)	1.6
Healthcare Realty Trust, Inc.	(5,088)	(149,536)	12.5
Healthcare Services Group, Inc.	(1,522)	(38,796)	3.3
Heartland Financial USA, Inc.	(851)	(28,908)	2.4
Hecla Mining Co.	(8,858)	(23,297)	2.0
Helios Technologies, Inc.	(1,612)	(57,339)	4.8
Helmerich & Payne, Inc.	(3,445)	(68,108)	5.7
Hilltop Holdings, Inc.	(5,883)	(113,542)	9.5
HNI Corp.	(2,456)	(59,779)	5.0
HomeTrust Bancshares, Inc.	(3,972)	(61,050)	5.1
Houlihan Lokey, Inc.	(960)	(57,005)	4.8
Huntsman Corp.	(8,379)	(140,851)	11.8
Ichor Holdings Ltd.	(1,749)	(43,550)	3.7
II-VI, Inc.	(597)	(20,549)	1.7
IMAX Corp.	(2,770)	(31,855)	2.7
Innoviva, Inc.	(1,344)	(19,058)	1.6
Installed Building Products, Inc.	(385)	(18,984)	1.6
Insteel Industries, Inc.	(1,992)	(34,999)	2.9
Integer Holdings Corp.	(1,024)	(76,247)	6.4
Integra LifeSciences Holdings Corp.	(6,326)	(322,942)	27.1
Interface, Inc.	(5,461)	(50,460)	4.2
International Bancshares Corp.	(11,651)	(337,762)	28.3
Iridium Communications, Inc.	(908)	(20,435)	1.7
Itron, Inc.	(984)	(68,703)	5.8
JBG SMITH Properties	(8,540)	(289,933)	24.3
John B Sanfilippo & Son, Inc.	(200)	(16,426)	1.4
Kadant, Inc.	(1,057)	(88,883)	7.5
KAR Auction Services, Inc.	(3,073)	(46,034)	3.9
KBR, Inc.	(10,305)	(208,779)	17.5
Kearny Financial Corp.	(8,542)	(79,441)	6.7
Kemper Corp.	(1,780)	(119,652)	10.0
Kilroy Realty Corp.	(259)	(16,125)	1.4
Kimball Electronics, Inc.	(1,432)	(19,361)	1.6
Kirby Corp.	(3,893)	(207,964)	17.5
Kite Realty Group Trust	(6,679)	(68,326)	5.7
Knoll, Inc.	(3,336)	(38,898)	3.3
Lattice Semiconductor Corp.	(913)	(20,552)	1.7
LCI Industries	(263)	(22,807)	1.9
LendingClub Corp.	(2,000)	(15,340)	1.3
Lexington Realty Trust	(15,201)	(158,850)	13.3
Liberty Latin America Ltd., Class A Class A	(4,749)	(50,814)	4.3
Liberty Media Corp-Liberty Braves	(745)	(14,967)	1.3
Lincoln Electric Holdings, Inc.	(4,782)	(384,999)	32.3
Lions Gate Entertainment Corp.	(5,003)	(33,420)	2.8
LTC Properties, Inc.	(836)	(29,762)	2.5
Lumber Liquidators Holdings, Inc.	(6,023)	(42,462)	3.6
M/A-COM Technology Solutions Holdings, Inc.	(4,086)	(125,277)	10.5
Madison Square Garden Co., Class A	(417)	(71,440)	6.0
Madison Square Garden Entertainment Corp.	(371)	(30,682)	2.6
Marcus Corp.	(4,107)	(59,716)	5.0
MarineMax, Inc.	(9,340)	(134,589)	11.3
Marriott Vacations Worldwide Corp.	(656)	(54,448)	4.6
Matson, Inc.	(745)	(22,529)	1.9
MAXIMUS, Inc.	(5,781)	(389,177)	32.7
MBIA, Inc.	(2,795)	(22,751)	1.9
Mercury General Corp.	(677)	(27,730)	2.3
Meridian Bancorp, Inc.	(3,565)	(41,996)	3.5
Meritor, Inc.	(1,647)	(33,764)	2.8
Mesa Laboratories, Inc.	(279)	(66,402)	5.6

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Methode Electronics, Inc.	(4,082)	$(122,542)	10.3%
MGM Growth Properties LLC, Class A	(2,654)	(66,801)	5.6
MicroStrategy, Inc., Class A	(168)	(21,223)	1.8
Middlesex Water Co.	(2,110)	(127,233)	10.7
Mimecast Ltd.	(625)	(25,562)	2.1
MKS Instruments, Inc.	(1,918)	(192,241)	16.1
Monro, Inc.	(1,774)	(98,439)	8.3
Mr Cooper Group, Inc.	(1,535)	(14,705)	1.2
MSG Networks, Inc.	(1,958)	(23,261)	2.0
Mueller Industries, Inc.	(4,412)	(114,271)	9.6
Murphy Oil Corp.	(1,953)	(23,163)	1.9
Murphy USA, Inc.	(270)	(28,836)	2.4
National Fuel Gas Co.	(17)	(697)	0.1
National Presto Industries, Inc.	(221)	(17,970)	1.5
NBT Bancorp, Inc.	(5,842)	(193,545)	16.2
New Jersey Resources Corp.	(1,710)	(57,764)	4.8
New York Community Bancorp, Inc.	(7,319)	(79,484)	6.7
NewMarket Corp.	(502)	(206,543)	17.3
nLight, Inc.	(2,755)	(43,419)	3.6
Northern Oil and Gas, Inc.	(20,212)	(16,921)	1.4
Northwest Bancshares, Inc.	(3,853)	(40,880)	3.4
NorthWestern Corp.	(5,171)	(298,315)	25.0
NVE Corp.	(1,357)	(77,037)	6.5
nVent Electric PLC	(23,013)	(429,192)	36.0
Odonate Therapeutics, Inc.	(1,550)	(43,633)	3.7
Old Republic International Corp.	(20,385)	(325,141)	27.3
ONE Gas, Inc.	(1,098)	(87,522)	7.3
OneSpan, Inc.	(2,488)	(41,798)	3.5
OrthoPediatrics Corp.	(809)	(39,520)	3.3
Otter Tail Corp.	(3,128)	(138,821)	11.7
Pacific Premier Bancorp, Inc.	(1,172)	(25,022)	2.1
Pacira BioSciences, Inc.	(1,429)	(59,003)	5.0
Park Aerospace Corp.	(2,880)	(38,333)	3.2
PDC Energy, Inc.	(2,605)	(33,839)	2.8
Pebblebrook Hotel Trust	(2,445)	(28,949)	2.4
Perdoceo Education Corp.	(1,609)	(20,917)	1.8
Perspecta, Inc.	(6,581)	(141,952)	11.9
PetMed Express, Inc.	(2,152)	(85,155)	7.1
PH Glatfelter Co.	(3,495)	(51,027)	4.3
Phibro Animal Health Corp.	(760)	(20,300)	1.7
Piedmont Office Realty Trust, Inc., Class A	(2,539)	(44,052)	3.7
Piper Sandler Cos.	(531)	(28,626)	2.4
Playa Hotels & Resorts NV	(17,065)	(42,151)	3.5
PNM Resources, Inc.	(999)	(40,450)	3.4
Portland General Electric Co.	(3,011)	(140,885)	11.8
Preferred Apartment Communities, Inc.	(4,767)	(35,323)	3.0
Prestige Consumer Healthcare, Inc.	(2,797)	(113,810)	9.6
Primoris Services Corp.	(1,910)	(29,815)	2.5
ProPetro Holding Corp.	(7,032)	(29,816)	2.5
Providence Service Corp.	(607)	(35,212)	3.0
PS Business Parks, Inc.	(640)	(82,618)	6.9
Quaker Chemical Corp.	(697)	(106,028)	8.9
Quanex Building Products Corp.	(4,379)	(54,606)	4.6
RealPage, Inc.	(2,942)	(189,730)	15.9
Regal-Beloit Corp.	(2,069)	(146,920)	12.3
Regis Corp.	(756)	(9,390)	0.8
Renewable Energy Group, Inc.	(890)	(22,081)	1.9
Rent-A-Center, Inc.	(2,250)	(44,786)	3.8
Retail Properties of America, Inc., Class A	(4,527)	(28,067)	2.4
Rexnord Corp.	(1,169)	(31,879)	2.7
Rush Enterprises, Inc., Class A Class A	(833)	(31,238)	2.6
Saul Centers, Inc.	(1,633)	(53,268)	4.5

	Shares	Value	% of Basket Value

United States (continued)
Schweitzer-Mauduit International, Inc.	(1,733)	$(55,837)	4.7%
Scotts Miracle-Gro Co., Class A	(288)	(35,721)	3.0
SeaWorld Entertainment, Inc.	(3,249)	(47,728)	4.0
Selective Insurance Group, Inc.	(1,590)	(79,707)	6.7
ServisFirst Bancshares, Inc.	(496)	(17,618)	1.5
Shake Shack, Inc., Class A Class A	(2,004)	(109,238)	9.2
SIGA Technologies, Inc.	(3,381)	(19,982)	1.7
Signet Jewelers Ltd.	(2,647)	(26,629)	2.2
Simply Good Foods Co.	(1,252)	(23,600)	2.0
SITE Centers Corp.	(4,675)	(28,331)	2.4
Sleep Number Corp.	(2,965)	(88,654)	7.4
SMART Global Holdings, Inc.	(2,603)	(65,830)	5.5
SolarEdge Technologies, Inc.	(224)	(24,996)	2.1
South State Corp.	(1,915)	(110,764)	9.3
Southwest Gas Holdings, Inc.	(2,150)	(162,970)	13.7
Southwestern Energy Co.	(11,649)	(37,626)	3.2
Spartan Motors, Inc.	(1,446)	(20,374)	1.7
SPIRE, Inc.	(2,475)	(180,576)	15.2
Spirit Realty Capital, Inc.	(1,410)	(43,372)	3.6
SPX Corp.	(1,432)	(54,602)	4.6
SPX FLOW, Inc.	(1,062)	(34,589)	2.9
St Joe Co.	(8,543)	(156,337)	13.1
STAAR Surgical Co.	(1,997)	(76,525)	6.4
Stepan Co.	(191)	(18,221)	1.5
Stericycle, Inc.	(2,545)	(124,196)	10.4
Stifel Financial Corp.	(2,062)	(91,305)	7.7
Sunstone Hotel Investors, Inc.	(10,458)	(96,109)	8.1
Syneos Health, Inc.	(1,661)	(92,667)	7.8
Team, Inc.	(1,392)	(8,589)	0.7
TEGNA, Inc.	(1,303)	(13,968)	1.2
Tejon Ranch Co.	(4,082)	(55,923)	4.7
TerraForm Power, Inc.	(6,717)	(116,338)	9.8
TFS Financial Corp.	(3,981)	(54,341)	4.6
Thermon Group Holdings, Inc.	(3,338)	(51,005)	4.3
Toll Brothers, Inc.	(1,523)	(36,582)	3.1
Tompkins Financial Corp.	(1,143)	(77,164)	6.5
Tootsie Roll Industries, Inc.	(10,001)	(351,335)	29.5
TopBuild Corp.	(216)	(20,129)	1.7
TRI Pointe Group, Inc.	(7,101)	(81,519)	6.8
Tribune Publishing Co.	(684)	(5,862)	0.5
TriCo Bancshares	(3,229)	(97,257)	8.2
Trinity Industries, Inc.	(3,810)	(73,495)	6.2
TrueBlue, Inc.	(2,739)	(42,537)	3.6
Tucows, Inc., Class A	(1,416)	(74,921)	6.3
Ultra Clean Holdings, Inc.	(4,333)	(79,684)	6.7
Umpqua Holdings Corp.	(4,703)	(58,905)	4.9
UniFirst Corp.	(245)	(41,197)	3.5
United Bankshares, Inc.	(2,188)	(65,552)	5.5
United Community Banks, Inc.	(3,740)	(79,082)	6.6
United States Lime & Minerals, Inc.	(740)	(59,274)	5.0
United States Steel Corp.	(6,193)	(47,562)	4.0
Universal Health Realty Income Trust	(341)	(36,473)	3.1
Urban Edge Properties	(8,384)	(96,416)	8.1
Urstadt Biddle Properties, Inc., Class A	(1,861)	(27,189)	2.3
US Ecology, Inc.	(806)	(26,421)	2.2
Valley National Bancorp	(10,292)	(86,041)	7.2
Veeco Instruments, Inc.	(1,923)	(21,018)	1.8
Verint Systems, Inc.	(2,404)	(102,747)	8.6
Verra Mobility Corp.	(2,591)	(23,215)	1.9
Verso Corp., Class A	(2,216)	(30,780)	2.6
ViewRay, Inc.	(12,768)	(26,557)	2.2
Waddell & Reed Financial, Inc., Class A	(8,658)	(125,974)	10.6

70	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

United States (continued)
Warrior Met Coal, Inc.	(5,356)	$(67,218)	5.6%
Washington Federal, Inc.	(2,159)	(57,732)	4.8
Weingarten Realty Investors	(1,274)	(23,174)	1.9
Westamerica BanCorp.	(3,756)	(236,628)	19.9
Western Alliance Bancorp	(816)	(29,278)	2.5
Westwood Holdings Group, Inc.	(1,984)	(45,692)	3.8
Willdan Group, Inc.	(1,666)	(42,250)	3.5
Wolverine World Wide, Inc.	(3,312)	(67,863)	5.7
World Fuel Services Corp.	(1,603)	(40,075)	3.4
Yelp, Inc.	(3,818)	(85,332)	7.2
York Water Co.	(1,699)	(68,504)	5.7
Zumiez, Inc.	(3,538)	(74,793)	6.3

		(25,354,874)

Total Reference Entity — Short		(84,113,653)

Net Value of Reference Entity — Goldman Sachs & Co.		$(1,191,323)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of April 30, 2020 termination date 06/10/20 — 06/19/20:

	Shares	Value	% of Basket Value

Reference Entity — Long

Australia
Alumina Ltd.	241,419	$267,794	97.3%
Atlas Arteria Ltd.	36,504	147,306	53.5
Australia & New Zealand Banking Group Ltd.	54,274	589,549	214.3
BlueScope Steel Ltd.	9,559	63,849	23.2
Brambles Ltd.	50,798	363,082	132.0
Caltex Australia Ltd.	1,540	24,794	9.0
Harvey Norman Holdings Ltd.	56,917	102,121	37.1
IGO Ltd.	138,175	419,178	152.4
Mineral Resources Ltd.	31,506	339,567	123.4
National Australia Bank Ltd.	29,834	326,905	118.8
Newcrest Mining Ltd.	4,112	81,965	29.8
Oil Search Ltd.	284,911	559,142	203.2
Origin Energy Ltd.	96,473	346,984	126.1
OZ Minerals Ltd.	5,161	29,749	10.8
Regis Resources Ltd.	11,921	34,087	12.4
Rio Tinto Ltd.	1,191	67,126	24.4
SEEK Ltd.	29,755	332,193	120.7
South32 Ltd.	268,133	337,218	122.6
Spark Infrastructure Group	477,283	586,197	213.0
WiseTech Global Ltd.	7,449	88,704	32.2
Worley Ltd.	77,993	452,066	164.3

		5,559,576

Austria
Ams AG	17,931	235,378	85.5
OMV AG	4,279	139,717	50.8

		375,095

Brazil
Yamana Gold, Inc.	32,782	154,495	56.2

Canada
Bank of Nova Scotia	15,941	639,037	232.2
Boralex, Inc.	6,630	128,366	46.7
CAE, Inc.	50,021	826,526	300.4
Canadian Apartment Properties REIT	2,922	100,552	36.5

	Shares	Value	% of Basket Value

Canada (continued)
CCL Industries, Inc., Class B	8,002	$250,129	90.9%
CI Financial Corp.	5,776	61,372	22.3
Great-West Lifeco, Inc.	25,104	413,365	150.2
Husky Energy, Inc.	14,064	45,164	16.4
Innergex Renewable Energy, Inc.	10,916	146,493	53.2
Lightspeed POS, Inc.	4,219	79,928	29.1
Methanex Corp.	16,768	266,587	96.9
Onex Corp.	10,944	504,449	183.3
Parex Resources, Inc.	3,123	34,238	12.4
Parkland Fuel Corp.	978	23,137	8.4
Quebecor, Inc., Class B	7,242	157,696	57.3
SSR Mining, Inc.	39,240	687,570	249.9
Suncor Energy, Inc.	864	15,406	5.6
Teck Resources Ltd., Class B	49,217	433,847	157.7
TELUS Corp.	55,978	914,903	332.5
West Fraser Timber Co. Ltd.	3,439	95,712	34.8

		5,824,477

Denmark
Chr Hansen Holding A/S	8,823	760,752	276.5
Demant A/S	2,142	51,210	18.6
Novozymes A/S, Class B	9,331	457,747	166.3
Royal Unibrew A/S	4,890	378,321	137.5
SimCorp A/S	2,774	256,231	93.1

		1,904,261

Finland
Huhtamaki OYJ	8,740	326,212	118.6
Orion OYJ, Class B	5,048	256,531	93.2

		582,743

France
ALD SA	2,358	22,971	8.3
Alten SA	3,492	251,416	91.4
Cie Plastic Omnium SA	7,481	141,658	51.5
CNP Assurances	97,388	1,004,724	365.1
Danone SA	497	34,454	12.5
Korian SA	4,612	154,905	56.3
Orpea	3,131	348,270	126.6
Pernod Ricard SA	1,878	286,268	104.0
Remy Cointreau SA	3,799	423,765	154.0
Rexel SA	21,381	199,694	72.6
Rubis SCA	1,037	46,547	16.9
Societe Generale SA	8,323	130,580	47.5
Teleperformance	575	128,805	46.8
UbiSoft Entertainment SA	3,713	276,180	100.4

		3,450,237

Germany
Carl Zeiss Meditec AG, Bearer Shares	781	77,013	28.0
Deutsche Post AG, Registered Shares	12,468	370,389	134.6
E.ON SE	40,794	408,645	148.5
Evotec SE	2,905	71,682	26.1
Hochtief AG	992	77,625	28.2
Infineon Technologies AG	19,748	366,812	133.3
MTU Aero Engines AG	3,171	431,812	156.9
Puma SE	2,660	167,260	60.8
Rational AG	255	123,057	44.7
Rheinmetall AG	5,209	352,541	128.1
Sartorius AG, Preference Shares	1,338	375,899	136.6
Symrise AG	152	15,378	5.6

		2,838,113

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Hong Kong
Hysan Development Co. Ltd.	47,000	$156,799	57.0%
NWS Holdings Ltd.	80,000	83,373	30.3
Swire Properties Ltd.	62,600	175,579	63.8

		415,751

Ireland
AIB Group PLC	13,772	19,058	6.9
Bank of Ireland Group PLC	162,502	333,470	121.2
Kerry Group PLC, Class A	2,002	229,700	83.5
Kingspan Group PLC	5,743	292,646	106.3

		874,874

Israel
Azrieli Group Ltd.	516	30,554	11.1
Shapir Engineering and Industry Ltd.	23,929	167,756	61.0

		198,310

Italy
Amplifon SpA	3,062	70,163	25.5
Davide Campari-Milano SpA	38,714	300,899	109.3
Ferrari NV	1,311	204,903	74.5
Interpump Group SpA	1,390	40,488	14.7
Terna Rete Elettrica Nazionale SpA	34,535	216,256	78.6

		832,709

Japan
ABC-Mart, Inc.	4,200	213,438	77.6
Advantest Corp.	6,300	305,685	111.1
Aeon Co. Ltd.	5,700	114,750	41.7
AEON Financial Service Co. Ltd.	8,900	92,553	33.6
Aeon Mall Co. Ltd.	36,900	463,858	168.6
AGC, Inc.	2,600	64,116	23.3
Ain Holdings, Inc.	700	39,266	14.3
Alfresa Holdings Corp.	9,200	183,460	66.7
Alps Alpine Co. Ltd.	35,200	363,064	131.9
Anritsu Corp.	3,000	61,066	22.2
Asahi Group Holdings Ltd.	13,600	467,640	169.9
Asahi Kasei Corp.	35,600	252,563	91.8
Bic Camera, Inc.	1,500	14,033	5.1
Bridgestone Corp.	11,200	348,626	126.7
Central Japan Railway Co.	6,600	1,038,539	377.4
Chugai Pharmaceutical Co. Ltd.	5,900	703,290	255.6
Coca-Cola Bottlers Japan Holdings, Inc.	900	16,115	5.9
COMSYS Holdings Corp.	15,400	423,465	153.9
Daiichi Sankyo Co. Ltd.	1,000	68,741	25.0
Daiichikosho Co., Ltd.	12,800	384,182	139.6
Daikin Industries Ltd.	12,000	1,539,971	559.7
Daito Trust Construction Co. Ltd.	1,900	180,662	65.7
Daiwa House Industry Co. Ltd.	6,100	154,576	56.2
DeNA Co. Ltd.	32,900	405,002	147.2
Dentsu Group Inc.	56,700	1,184,115	430.3
DIC Corp.	9,700	225,258	81.9
Dip Corp.	25,800	550,633	200.1
East Japan Railway Co.	4,800	350,496	127.4
Electric Power Development Co. Ltd.	44,700	894,631	325.1
FamilyMart Co. Ltd.	32,300	547,731	199.1
Fuji Media Holdings, Inc.	20,300	201,651	73.3
Fujitsu General Ltd.	3,100	51,324	18.7
Hitachi Transport System Ltd.	5,000	121,356	44.1
Hoshizaki Corp.	3,300	251,483	91.4
House Foods Group, Inc.	9,700	305,501	111.0
Isuzu Motors Ltd.	70,800	538,048	195.5
Izumi Co. Ltd.	51,900	1,519,242	552.1
Japan Retail Fund Investment Corp.	167	182,068	66.2

	Shares	Value	% of Basket Value

Japan (continued)
Japan Tobacco, Inc.	29,500	$549,380	199.7%
JCR Pharmaceuticals Co. Ltd.	1,000	95,785	34.8
JGC Holdings Corp.	67,300	649,902	236.2
Kajima Corp.	31,800	330,426	120.1
Kansai Paint Co. Ltd.	3,400	64,582	23.5
Konami Holdings Corp.	3,900	122,457	44.5
Konica Minolta, Inc.	206,200	797,915	290.0
Kyocera Corp.	1,500	80,146	29.1
Lintec Corp.	18,100	388,416	141.2
Mabuchi Motor Co. Ltd.	3,200	99,088	36.0
Maeda Corp.	2,000	16,043	5.8
Marubeni Corp.	117,500	565,861	205.6
Maruha Nichiro Corp.	28,500	596,423	216.7
Marui Group Co. Ltd.	1,000	16,369	5.9
Mazda Motor Corp.	61,200	345,985	125.7
Miraca Holdings, Inc.	4,800	120,190	43.7
Mitsui Chemicals, Inc.	4,200	82,459	30.0
Nexon Co. Ltd.	35,500	573,182	208.3
NGK Spark Plug Co. Ltd.	1,600	23,956	8.7
Nidec Corp.	300	17,464	6.3
Nihon M&A Center, Inc.	3,400	110,916	40.3
Nikon Corp.	135,300	1,258,535	457.4
Nippon Electric Glass Co. Ltd.	21,000	305,922	111.2
Nippon Kayaku Co. Ltd.	2,200	21,283	7.7
Nippon Paper Industries Co. Ltd.	24,300	347,013	126.1
Nippon Shinyaku Co. Ltd.	3,900	273,872	99.5
Nippon Shokubai Co. Ltd.	15,500	732,007	266.0
Nippon Steel Corp.	10,900	91,709	33.3
Nippon Suisan Kaisha Ltd.	40,900	181,983	66.1
Nisshin Seifun Group, Inc.	19,000	295,224	107.3
Nitori Holdings Co. Ltd.	9,600	1,471,447	534.8
Nitto Denko Corp.	7,600	379,646	138.0
Persol Holdings Co. Ltd.	1,500	17,251	6.3
Recruit Holdings Co. Ltd.	4,700	137,105	49.8
Rohm Co. Ltd.	13,400	847,199	307.9
Ryohin Keikaku Co. Ltd.	88,700	1,055,663	383.6
Sankyu, Inc.	2,900	111,441	40.5
Sanwa Holdings Corp.	54,100	419,800	152.6
Seiko Epson Corp.	22,200	252,094	91.6
Sekisui House Ltd.	81,000	1,389,531	505.0
Seria Co. Ltd.	5,300	172,252	62.6
Seven Bank Ltd.	53,900	146,113	53.1
Shionogi & Co. Ltd.	3,200	176,728	64.2
SKY Perfect JSAT Holdings, Inc.	3,500	13,158	4.8
SMS Co. Ltd.	4,800	104,622	38.0
Sumitomo Bakelite Co. Ltd.	17,100	441,669	160.5
Sumitomo Chemical Co. Ltd.	500,600	1,535,441	558.0
Sumitomo Dainippon Pharma Co. Ltd.	1,700	23,521	8.5
Sumitomo Mitsui Financial Group, Inc.	10,300	270,861	98.4
Sysmex Corp.	6,100	421,432	153.2
Taisei Corp.	3,300	102,868	37.4
Taisho Pharmaceutical Holdings Co. Ltd.	16,100	1,005,868	365.5
Takara Holdings, Inc.	28,600	210,473	76.5
Takeda Pharmaceutical Co. Ltd.	23,300	840,232	305.4
Terumo Corp.	17,300	574,059	208.6
Toho Co. Ltd.	2,000	65,495	23.8
Tokyo Electron Ltd.	1,300	276,875	100.6
Topcon Corp.	4,800	39,412	14.3
Toray Industries, Inc.	67,500	309,468	112.5
TOTO Ltd.	4,300	149,671	54.4
Toyo Seikan Group Holdings Ltd.	7,000	71,014	25.8
Ulvac, Inc.	9,100	250,820	91.2

72	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
Yamaha Corp.	6,300	$254,301	92.4%
Yamaha Motor Co. Ltd.	4,900	63,042	22.9
Yamato Kogyo Co. Ltd.	13,700	268,859	97.7
Yokogawa Electric Corp.	26,100	355,752	129.3
Zenkoku Hosho Co. Ltd.	2,500	72,845	26.5

		38,274,719

Luxembourg
SES SA	3,272	21,798	7.9

Macau
Sands China Ltd.	241,600	978,117	355.5

Netherlands
Akzo Nobel NV	9,752	740,077	269.0
ASML Holding NV	1,066	316,167	114.9
BE Semiconductor Industries NV	1,526	63,155	22.9
Euronext NV	13,533	1,136,149	412.9
ING Groep NV	49,541	277,568	100.9
Just Eat Takeaway	3,054	313,924	114.1

		2,847,040

New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	2,966	49,552	18.0

Norway
Aker BP ASA	5,278	86,651	31.5
Leroy Seafood Group ASA	81,904	434,968	158.1
Schibsted ASA, Class A	11,653	247,219	89.8
TGS Nopec Geophysical Co. ASA	1,166	17,857	6.5

		786,695

Portugal
Galp Energia SGPS SA	3,937	45,437	16.5

Singapore
City Developments Ltd.	48,100	268,867	97.7
ComfortDelGro Corp. Ltd.	49,600	57,825	21.0
Singapore Post Ltd.	104,700	53,951	19.6
Wilmar International Ltd.	210,800	530,853	193.0

		911,496

Spain
Industria de Diseno Textil SA	7,377	188,942	68.6
Merlin Properties Socimi SA	10,646	98,698	35.9

		287,640

Sweden
BillerudKorsnas AB	18,755	236,445	85.9
Castellum AB	6,896	120,955	44.0
Elekta AB, B Shares, Class B	34,584	314,209	114.2
Fabege AB	76,076	901,190	327.5
Hufvudstaden AB, A Shares	44,446	569,510	207.0
Indutrade AB	4,151	133,450	48.5
Investment AB Latour, -B Shares	3,980	59,505	21.6
L E Lundbergforetagen AB, B Shares	1,531	64,282	23.4
Swedish Match AB	38	2,348	0.8

		2,401,894

Switzerland
Belimo Holding AG	24	159,782	58.1
Coca-Cola HBC AG	9,531	241,503	87.8
Galenica AG	3,386	242,473	88.1
Geberit AG, Registered Shares	225	100,621	36.6
Givaudan SA, Registered Shares	153	513,053	186.5
Kuehne + Nagel International AG, Registered Shares	670	95,838	34.8

	Shares	Value	% of Basket Value

Switzerland (continued)
Landis+Gyr Group AG	5,572	$376,277	136.7%
PSP Swiss Property AG, Registered Shares	233	27,067	9.8
Sika AG, Registered Shares	873	144,402	52.5
Swiss Prime Site AG, Registered Shares	6,631	631,314	229.4
Vifor Pharma AG	6,317	947,702	344.4

		3,480,032

United Kingdom
Ashmore Group PLC	278,798	1,329,262	483.1
ASOS PLC	460	13,870	5.0
Barratt Developments PLC	120,786	787,447	286.2
Britvic PLC	17,772	163,586	59.5
Centrica PLC	177,560	89,231	32.4
Dialog Semiconductor PLC	21,062	661,449	240.4
Dunelm Group PLC	37,736	435,994	158.4
Fevertree Drinks PLC	12,917	281,929	102.5
Games Workshop Group PLC	397	30,101	10.9
Great Portland Estates PLC	2,989	25,458	9.3
Hiscox Ltd.	1,638	14,410	5.2
HomeServe PLC	19,582	274,298	99.7
Howden Joinery Group PLC	158,731	1,046,705	380.4
Informa PLC	141,330	780,687	283.7
Marks & Spencer Group PLC	175,294	204,229	74.2
Meggitt PLC	191,094	669,145	243.2
Melrose Industries PLC	395,390	494,199	179.6
Redrow PLC	66,325	385,369	140.1
Renishaw PLC	842	37,267	13.5
Schroders PLC	7,541	251,866	91.5
Taylor Wimpey PLC	6,916	12,773	4.6
Travis Perkins PLC	22,497	293,754	106.8
Vistry Group PLC	68,380	694,437	252.4
Vodafone Group PLC	101,692	143,454	52.1
WPP PLC	93,044	721,940	262.4

		9,842,860

United States
Elastic NV	3,639	233,405	84.8
Etsy, Inc.	1,590	103,143	37.5
Green Dot Corp., Class A	1,257	38,339	13.9
Hill-Rom Holdings, Inc.	1,491	167,723	61.0
HubSpot, Inc.	1,911	322,252	117.1
Mettler-Toledo International, Inc.	171	123,110	44.7
New Relic, Inc.	1,993	107,004	38.9
Paylocity Holding Corp.	848	97,121	35.3
Ryder System, Inc.	2,465	87,261	31.7
ServiceMaster Global Holdings, Inc.	369	12,564	4.6
Sims Ltd.	2,536	11,400	4.1
Snap-on, Inc.	150	19,544	7.1
TriNet Group, Inc.	241	11,802	4.3

		1,334,668

Zambia
First Quantum Minerals Ltd.	34,511	210,743	76.6

Total Reference Entity — Long		84,483,332

Reference Entity — Short

Australia
AMP Ltd.	(88,853)	(81,981)	(29.8)
AusNet Services	(108,380)	(132,183)	(48.0)
Boral Ltd.	(63,451)	(123,316)	(44.8)
Cleanaway Waste Management, Ltd.	(326,180)	(393,544)	(143.0)
Domain Holdings Australia Ltd.	(11,461)	(19,407)	(7.1)

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Australia
Iluka Resources Ltd.	(35,701)	$(177,078)	(64.4	) %
Magellan Financial Group, Ltd.	(3,161)	(103,544)	(37.6)
Orora Ltd.	(326,789)	(543,078)	(197.4)
Qube Holdings Ltd.	(86,889)	(180,878)	(65.7)
Ramsay Health Care, Ltd.	(6,812)	(276,646)	(100.6)
Scentre Group	(151,868)	(228,143)	(82.9)
Seven Group Holdings Ltd.	(1,268)	(12,469)	(4.5)
Suncorp Group Ltd.	(8,353)	(49,657)	(18.1)
Tabcorp Holdings, Ltd.	(160,611)	(334,854)	(121.7)
TPG Telecom Ltd.	(70,312)	(335,509)	(121.9)
Vicinity Centres	(73,350)	(70,220)	(25.5)
Wesfarmers, Ltd.	(38,679)	(939,491)	(341.4)
Woolworths, Ltd.	(3,282)	(76,459)	(27.8)

		(4,078,457)

Canada
Alimentation Couche-Tard, Inc., Class B	(3,535)	(98,638)	(35.9)
Bombardier, Inc., Class B	(606,508)	(213,505)	(77.6)
Canadian Utilities, Ltd.	(7,702)	(187,909)	(68.3)
Centerra Gold, Inc.	(7,618)	(60,913)	(22.1)
Constellation Software, Inc.	(1,087)	(1,045,283)	(379.9)
Descartes Systems Group, Inc.	(498)	(20,933)	(7.6)
Empire Co. Ltd., Class A	(666)	(14,703)	(5.3)
Imperial Oil, Ltd.	(7,633)	(123,328)	(44.8)
Kinaxis, Inc.	(1,234)	(124,043)	(45.1)
Kinross Gold Corp.	(34,834)	(229,983)	(83.6)
Maple Leaf Foods, Inc.	(22,176)	(409,920)	(149.0)
Norbord, Inc.	(1,526)	(24,755)	(9.0)
Northland Power, Inc.	(4,303)	(92,339)	(33.6)
Novagold Resources, Inc.	(59,584)	(668,632)	(243.0)
Pembina Pipeline Corp.	(4,949)	(113,490)	(41.2)
Premium Brands Holdings Corp.	(9,588)	(578,194)	(210.1)
Restaurant Brands International, Inc.	(12,357)	(602,780)	(219.1)
Ritchie Bros Auctioneers, Inc.	(14,275)	(614,401)	(223.3)
Saputo, Inc.	(15,566)	(391,401)	(142.2)
Shopify, Inc., Class A	(204)	(129,378)	(47.0)
SmartCentres Real Estate Investment Trust	(30,881)	(472,993)	(171.9)
Stars Group, Inc.	(11,384)	(317,569)	(115.4)
TransAlta Corp.	(15,542)	(91,446)	(33.2)

		(6,626,536)

Chile
Antofagasta PLC	(21,628)	(221,469)	(80.5)

China
FIH Mobile, Ltd.	(48,000)	(5,365)	(1.9)
Minth Group Ltd.	(8,000)	(19,237)	(7.0)

		(24,602)

Denmark
AP Moeller — Maersk A/S	(512)	(509,570)	(185.2)
AP Moeller — Maersk A/S	(623)	(577,269)	(209.8)
Danske Bank A/S	(104,296)	(1,238,314)	(450.0)
ISS A/S	(2,569)	(38,194)	(13.9)
Jyske Bank A/S, Registered Shares	(4,814)	(129,944)	(47.2)
Rockwool International A/S, -B Shares	(2,808)	(590,127)	(214.5)
Topdanmark A/S	(4,746)	(191,583)	(69.6)

		(3,275,001)

Finland
Fortum OYJ	(3,093)	(51,251)	(18.6)
Metsa Board OYJ	(39,292)	(273,683)	(99.5)
Nordea Bank Abp	(91,373)	(586,061)	(213.0)
Stora Enso OYJ, -R Shares	(87,093)	(1,024,610)	(372.4)
TietoEVRY OYJ	(7,299)	(177,852)	(64.6)

		(2,113,457)

	Shares	Value	% of Basket Value

France
Bollore SA	(299,916)	$(794,844)	(288.9	) %
Dassault Aviation SA	(104)	(84,698)	(30.8)
Eurazeo SE	(12,267)	(587,505)	(213.5)
Faurecia SE	(6,415)	(229,859)	(83.5)
La Francaise des Jeux SAEM	(5,898)	(168,725)	(61.3)

		(1,865,631)

Germany
Bayer AG, Registered Shares	(3,181)	(209,212)	(76.0)
Bechtle AG	(872)	(126,107)	(45.8)
Daimler AG	(3,461)	(119,604)	(43.5)
Deutsche Bank AG	(112,064)	(829,971)	(301.6)
Fuchs Petrolub SE	(8,311)	(322,264)	(117.1)
HeidelbergCement AG	(5,317)	(252,085)	(91.6)
LANXESS AG	(12,261)	(603,307)	(219.3)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	(754)	(165,144)	(60.0)
Schaeffler AG	(19,125)	(129,140)	(46.9)
TeamViewer AG	(7,814)	(339,094)	(123.3)
TUI AG	(92,770)	(369,568)	(134.3)
Volkswagen AG	(3,219)	(447,863)	(162.8)

		(3,913,359)

Hong Kong
Haitong International Securities Group Ltd.	(108,000)	(25,286)	(9.2)
Vitasoy International Holdings Ltd.	(24,000)	(85,596)	(31.1)

		(110,882)

Japan
Acom Co. Ltd.	(62,100)	(250,898)	(91.2)
Advance Residence Investment Corp.	(29)	(88,980)	(32.3)
Amada Co. Ltd.	(10,600)	(95,814)	(34.8)
Bank of Kyoto Ltd.	(24,200)	(828,326)	(301.0)
Brother Industries Ltd.	(8,400)	(142,367)	(51.7)
Canon Marketing Japan, Inc.	(1,800)	(34,644)	(12.6)
The Chiba Bank Ltd.	(5,200)	(24,128)	(8.8)
Chubu Electric Power Co., Inc.	(11,300)	(152,821)	(55.5)
Chugoku Bank Ltd.	(52,400)	(482,500)	(175.4)
Daiwa House REIT Investment Corp.	(21)	(50,812)	(18.5)
Daiwa Office Investment Corp.	(26)	(143,838)	(52.3)
DMG Mori Co., Ltd.	(27,700)	(283,224)	(102.9)
Dowa Holdings Co. Ltd.	(2,000)	(55,316)	(20.1)
Ebara Corp.	(1,500)	(33,070)	(12.0)
Ezaki Glico Co., Ltd.	(1,400)	(61,488)	(22.3)
FP Corp.	(3,800)	(286,652)	(104.2)
FUJIFILM Holdings Corp.	(21,000)	(1,000,283)	(363.5)
Fujitsu Ltd.	(6,200)	(602,320)	(218.9)
Furukawa Electric Co., Ltd.	(1,000)	(18,823)	(6.8)
GMO Payment Gateway, Inc.	(7,800)	(695,365)	(252.7)
Gunma Bank Ltd.	(23,700)	(75,879)	(27.6)
Hachijuni Bank Ltd.	(383,300)	(1,368,707)	(497.4)
Hamamatsu Photonics KK	(15,800)	(690,606)	(251.0)
Hitachi Construction Machinery Co., Ltd.	(47,800)	(1,121,494)	(407.6)
Hokuhoku Financial Group, Inc.	(3,500)	(28,438)	(10.3)
Hulic Co., Ltd.	(5,400)	(53,406)	(19.4)
Ibiden Co. Ltd.	(23,500)	(600,660)	(218.3)
Ichigo, Inc.	(58,200)	(149,038)	(54.2)
Ito En Ltd.	(11,200)	(622,181)	(226.1)
ITOCHU Corp.	(4,500)	(88,223)	(32.1)
Itochu Techno-Solutions Corp.	(31,300)	(956,358)	(347.6)
Iyo Bank Ltd.	(241,100)	(1,291,630)	(469.4)
Japan Airport Terminal Co. Ltd.	(19,400)	(786,714)	(285.9)
Japan Aviation Electronics Industry, Ltd.	(6,300)	(81,728)	(29.7)
Japan Exchange Group, Inc.	(5,000)	(93,002)	(33.8)

74	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Japan (continued)
JSR Corp.	(4,800)	$(90,293)	(32.8	) %
Kagome Co., Ltd.	(1,600)	(40,860)	(14.8)
Kaken Pharmaceutical Co. Ltd.	(4,600)	(253,191)	(92.0)
Kansai Mirai Financial Group, Inc.	(29,600)	(99,519)	(36.2)
Kawasaki Heavy Industries Ltd.	(2,800)	(42,308)	(15.4)
Kawasaki Kisen Kaisha Ltd.	(59,200)	(582,421)	(211.7)
Keihan Holdings Co. Ltd.	(11,100)	(498,897)	(181.3)
Keihin Corp.	(5,900)	(140,735)	(51.1)
Keikyu Corp.	(35,500)	(583,466)	(212.0)
Keio Corp.	(800)	(45,254)	(16.4)
Kikkoman Corp.	(4,200)	(192,990)	(70.1)
Kinden Corp.	(7,600)	(122,292)	(44.4)
Kintetsu Group Holdings Co. Ltd.	(11,000)	(525,476)	(191.0)
Kobayashi Pharmaceutical Co., Ltd.	(7,600)	(704,502)	(256.0)
Kobe Steel, Ltd.	(67,900)	(227,098)	(82.5)
Koei Tecmo Holdings Co. Ltd.	(29,800)	(783,918)	(284.9)
Kurita Water Industries Ltd.	(18,500)	(516,129)	(187.6)
Kyushu Financial Group, Inc.	(73,900)	(311,759)	(113.3)
LINE Corp.	(12,700)	(621,228)	(225.8)
Makita Corp.	(13,100)	(426,568)	(155.0)
Maruichi Steel Tube Ltd.	(5,300)	(119,170)	(43.3)
Mebuki Financial Group, Inc.	(14,300)	(30,039)	(10.9)
Minebea Mitsumi, Inc.	(2,300)	(37,396)	(13.6)
Mitsubishi Corp.	(34,900)	(740,159)	(269.0)
Mitsubishi Estate Co. Ltd.	(3,500)	(56,624)	(20.6)
Mitsubishi Heavy Industries, Ltd.	(21,500)	(551,338)	(200.4)
Mitsubishi Logistics Corp.	(2,100)	(46,366)	(16.9)
Mitsui OSK Lines Ltd.	(42,500)	(737,149)	(267.9)
Miura Co. Ltd.	(5,700)	(235,192)	(85.5)
Mizuho Financial Group, Inc.	(130,000)	(151,375)	(55.0)
Morinaga & Co., Ltd.	(500)	(20,548)	(7.5)
Nabtesco Corp.	(12,600)	(360,553)	(131.0)
Nagoya Railroad Co. Ltd.	(31,700)	(907,132)	(329.7)
NET One Systems Co. Ltd.	(700)	(20,286)	(7.4)
Nippo Corp.	(1,900)	(42,728)	(15.5)
Nippon Accommodations Fund, Inc.	(26)	(154,419)	(56.1)
Nippon Yusen KK	(6,400)	(84,247)	(30.6)
Nishi-Nippon Financial Holdings, Inc.	(2,800)	(16,341)	(5.9)
Nissan Shatai Co. Ltd.	(1,900)	(15,210)	(5.5)
NOF Corp.	(1,500)	(49,705)	(18.1)
Nomura Holdings, Inc.	(109,400)	(453,968)	(165.0)
Nomura Research Institute Ltd.	(800)	(19,585)	(7.1)
NTN Corp.	(19,100)	(36,634)	(13.3)
NTT Data Corp.	(7,600)	(77,552)	(28.2)
NTT DOCOMO, Inc.	(3,100)	(91,361)	(33.2)
OBIC Business Consultants Co. Ltd.	(5,700)	(254,871)	(92.6)
Oji Holdings Corp.	(10,600)	(53,821)	(19.6)
Olympus Corp.	(900)	(14,280)	(5.2)
Oracle Corp. Japan	(1,800)	(185,306)	(67.3)
Orient Corp.	(170,700)	(195,246)	(71.0)
Oriental Land Co. Ltd.	(1,100)	(139,090)	(50.5)
PALTAC Corp.	(1,100)	(57,446)	(20.9)
Panasonic Corp.	(50,900)	(388,010)	(141.0)
Pigeon Corp.	(7,000)	(249,269)	(90.6)
Rinnai Corp.	(1,300)	(98,469)	(35.8)
Sega Sammy Holdings, Inc.	(10,200)	(123,551)	(44.9)
Sekisui House Reit, Inc.	(34)	(20,769)	(7.5)
Sharp Corp.	(43,400)	(477,750)	(173.6)
Shiga Bank Ltd.	(30,000)	(706,597)	(256.8)
Shimano, Inc.	(100)	(14,736)	(5.4)
Shinsei Bank Ltd.	(28,700)	(346,206)	(125.8)
Shizuoka Bank Ltd.	(16,300)	(98,961)	(36.0)
Shochiku Co. Ltd.	(8,100)	(883,046)	(320.9)
Showa Corp.	(24,700)	(519,018)	(188.6)

	Shares	Value	% of Basket Value

Japan (continued)
Showa Denko KK	(7,100)	$(155,404)	(56.5	) %
Skylark Holdings Co. Ltd.	(49,500)	(731,684)	(265.9)
SMC Corp.	(1,200)	(542,427)	(197.1)
SoftBank Group Corp.	(600)	(25,718)	(9.3)
Sony Corp.	(6,600)	(424,737)	(154.4)
Sony Financial Holdings, Inc.	(40,700)	(771,535)	(280.4)
Square Enix Holdings Co. Ltd.	(3,200)	(131,155)	(47.7)
Sumco Corp.	(15,700)	(223,522)	(81.2)
Sumitomo Forestry Co., Ltd.	(4,400)	(54,358)	(19.8)
Sumitomo Heavy Industries Ltd.	(6,100)	(128,552)	(46.7)
Sumitomo Rubber Industries, Ltd.	(11,100)	(107,743)	(39.2)
Sushiro Global Holdings Ltd.	(49,700)	(766,542)	(278.6)
Suzuki Motor Corp.	(6,700)	(213,832)	(77.7)
Taiyo Nippon Sanso Corp.	(37,400)	(580,101)	(210.8)
Taiyo Yuden Co. Ltd.	(17,100)	(476,795)	(173.3)
Tobu Railway Co. Ltd.	(32,400)	(1,099,009)	(399.4)
Toho Gas Co. Ltd.	(26,500)	(1,302,069)	(473.2)
Tokai Carbon Co. Ltd.	(79,900)	(660,746)	(240.1)
Tokuyama Corp.	(10,600)	(223,660)	(81.3)
Tokyo Broadcasting System Holdings, Inc.	(3,000)	(46,383)	(16.9)
Tokyo Electric Power Co. Holdings, Inc.	(94,400)	(317,780)	(115.5)
Tokyo Tatemono Co. Ltd.	(7,000)	(78,726)	(28.6)
Toppan Printing Co., Ltd.	(6,100)	(90,616)	(32.9)
Toyo Suisan Kaisha Ltd.	(3,700)	(177,921)	(64.7)
Toyo Tire Corp.	(40,600)	(475,396)	(172.8)
Toyota Industries Corp.	(7,600)	(382,536)	(139.0)
Workman Co. Ltd.	(600)	(37,965)	(13.8)
Yamada Denki Co. Ltd.	(15,000)	(71,132)	(25.9)
Yamazaki Baking Co., Ltd.	(48,500)	(857,676)	(311.7)
Yoshinoya Holdings Co. Ltd.	(8,400)	(173,591)	(63.1)
Zensho Holdings Co. Ltd.	(5,500)	(108,264)	(39.3)

		(41,467,731)

Jordan
Hikma Pharmaceuticals PLC	(3,504)	(104,363)	(37.9)

Kazakhstan
KAZ Minerals PLC	(109,649)	(570,299)	(207.2)

Luxembourg
Millicom International Cellular SA	(1,097)	(28,507)	(10.4)

Macau
MGM China Holdings Ltd.	(53,200)	(65,697)	(23.9)

Netherlands
Aalberts NV	(4,387)	(123,537)	(44.9)
Koninklijke Ahold Delhaize NV	(527)	(12,798)	(4.6)
SBM Offshore NV	(37,135)	(470,689)	(171.1)

		(607,024)

New Zealand
a2 Milk Co. Ltd.	(45,198)	(533,045)	(193.7)
Fletcher Building Ltd.	(11,238)	(25,179)	(9.2)
Spark New Zealand Ltd.	(18,111)	(49,014)	(17.8)

		(607,238)

Norway
Equinor ASA	(5,086)	(71,214)	(25.9)

Singapore
Genting Singapore Ltd.	(338,300)	(187,712)	(68.2)
Golden Agri-Resources Ltd.	(270,800)	(29,779)	(10.8)
Keppel REIT	(93,900)	(70,135)	(25.5)
Mapletree North Asia Commercial Trust	(168,300)	(111,775)	(40.6)
SembCorp Industries Ltd.	(372,200)	(426,395)	(155.0)
Sembcorp Marine Ltd.	(2,731,863)	(1,444,277)	(524.9)
Suntec Real Estate Investment Trust	(183,000)	(180,753)	(65.7)

		(2,450,826)

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

	Shares	Value	% of Basket Value

Sweden
Electrolux Professional AB	(132,913)	$(305,998)	(111.2	) %
EQT AB	(17,932)	(247,790)	(90.0)
Essity AB	(4,183)	(136,136)	(49.5)
Fastighets AB Balder	(8,919)	(352,454)	(128.1)
Loomis AB	(21,130)	(515,271)	(187.3)
Nibe Industrier AB, -B Shares	(43,157)	(805,170)	(292.6)
Samhallsbyggnadsbolaget i Norden AB	(174,523)	(337,974)	(122.8)
Securitas AB, -B Shares	(24,229)	(286,682)	(104.2)
SKF AB, -B Shares	(49,440)	(780,342)	(283.6)
Svenska Cellulosa AB SCA, Class B	(13,643)	(144,707)	(52.6)
Volvo AB, -B Shares	(18,081)	(231,700)	(84.2)

		(4,144,224)

Switzerland
Banque Cantonale Vaudoise	(803)	(709,025)	(257.6)
Cembra Money Bank AG	(3,597)	(341,959)	(124.3)
EMS-Chemie Holding AG	(1,097)	(709,399)	(257.8)
Flughafen Zurich AG	(2,214)	(273,798)	(99.5)
Georg Fischer AG, Registered Shares	(376)	(280,608)	(102.0)
LafargeHolcim Ltd.	(49,940)	(2,074,156)	(753.8)
Lonza Group AG, Registered Shares	(387)	(168,990)	(61.4)

		(4,557,935)

United Kingdom
Admiral Group PLC	(13,110)	(382,557)	(139.0)
Auto Trader Group PLC	(74,555)	(429,176)	(156.0)
Avast PLC	(15,233)	(87,742)	(31.9)

	Shares	Value	% of Basket Value

United Kingdom (continued)
Barclays PLC	(32,757)	$(45,808)	(16.6	) %
BT Group PLC	(376,150)	(548,247)	(199.2)
CRH PLC	(8,905)	(270,165)	(98.2)
Domino’s Pizza Group PLC	(41,616)	(180,338)	(65.5)
DS Smith PLC	(86,959)	(340,962)	(123.9)
GVC Holdings PLC	(36,357)	(345,094)	(125.4)
Halma PLC	(26,889)	(706,922)	(256.9)
Inchcape PLC	(64,205)	(404,433)	(147.0)
InterContinental Hotels Group PLC	(4,555)	(207,492)	(75.4)
National Grid PLC	(5,807)	(68,051)	(24.7)
Pearson PLC	(20,041)	(115,569)	(42.0)
Pets at Home Group PLC	(15,340)	(49,116)	(17.9)
Prudential PLC	(30,438)	(429,401)	(156.1)
Signature Aviation PLC	(288,732)	(709,100)	(257.7)
St. James’s Place PLC	(3,411)	(36,321)	(13.2)

		(5,356,494)

United States
Carnival PLC	(20,090)	(276,845)	(100.6)
Chewy, Inc., Class A	(9,127)	(394,651)	(143.4)
Slack Technologies, Inc., Class A	(46,778)	(1,248,505)	(453.8)
Ubiquiti, Inc.	(168)	(27,221)	(9.9)

		(1,947,222)

Total Reference Entity — Short		(84,208,168)

Net Value of Reference Entity — UBS AG		$275,164

Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
OTC Swaps	$—	$—	$17,381,863	$(59,724)	$—
Options Written	N/A	N/A	1,713,716	—	(361,470)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,863,198	$—	$—	$—	$2,863,198
Options purchased(b)
Investments at value — unaffiliated(b)	—	—	505,835	—	—	—	505,835
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	17,381,863	—	—	—	17,381,863

	$—	$—	$20,750,896	$—	$—	$—	$20,750,896

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$2,984,945	$—	$—	$—	$2,984,945
Options written
Options written at value	—	—	361,470	—	—	—	361,470
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	—	—	59,724	—	—	—	59,724

	$—	$—	$3,406,139	$—	$—	$—	$3,406,139

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.

76	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

For the period ended April 30, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(5,045,402)	$—	$—	$—	$(5,045,402)
Options purchased(a)	—	—	(1,994,048)	—	—	—	(1,994,048)
Options written	—	—	1,298,304	—	—	—	1,298,304
Swaps	—	—	(31,071,200)	—	—	—	(31,071,200)

	$—	$—	$(36,812,346)	$—	$—	$—	$(36,812,346)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$673,710	$—	$—	$—	$673,710
Options purchased(b)	—	—	(2,110,559)	—	—	—	(2,110,559)
Options written	—	—	1,713,716	—	—	—	1,713,716
Swaps	—	—	13,222,024	—	—	—	13,222,024

	$—	$—	$13,498,891	$—	$—	$—	$13,498,891

(a)	Options purchased are included in net realized gain (loss) from investments.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments:

Futures contracts:
Average notional value of contracts — long	$87,114,766
Average notional value of contracts — short	58,059,764
Options:
Average value of option contracts purchased	168,612
Average value of option contracts written	120,490
Total return swaps:
Average notional value	4,426,994

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Futures contracts	$1,574,107		$821,893
Options	505,835	(a)	361,470
Swaps — OTC(b)	17,381,863		59,724

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$19,461,805		$1,243,087
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(2,079,942)		(1,183,363)

Total derivative assets and liabilities subject to an MNA	$17,381,863		$59,724

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)	Includes unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities.

The following table presents the Fund’s derivative assets (and liabilities) by counterparty net of amounts available for offset under an MNA and net of the related collateral received (and pledged) by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets (b)
Bank of America, N.A.	$1,594,892	$—	$—	$—	$1,594,892
Goldman Sachs & Co.	13,040,752	—	—	(12,580,000)	460,752
Morgan Stanley & Co. International PLC	21,803	(21,803)	—	—	—
UBS AG	2,724,416	—	—	—	2,724,416

	$17,381,863	$(21,803)	$—	$(12,580,000)	$4,780,060

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (continued) April 30, 2020	BlackRock Global Long/Short Equity Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities (c)
Deutsche Bank A.G.	$1,116	$—	$—	$—	$1,116
Morgan Stanley & Co. International PLC	58,608	(21,803)	—	—	36,805

	$59,724	$(21,803)	$—	$—	$37,921

(a)	The amount of derivatives available for offset is limited to the amount of derivative asset and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)

Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Preferred Securities(a)	$—	$—	$3,671,711	$3,671,711
U.S. Treasury Obligations	—	38,015,855	—	38,015,855
Short-Term Securities:
Money Market Fund	14,238,130	—	—	14,238,130
U.S. Treasury Obligations	—	389,122,071	—	389,122,071
Options Purchased:
Equity Contracts	—	505,835	—	505,835

	$14,238,130	$427,643,761	$3,671,711	$445,553,602

Derivative Financial Instruments(b)
Assets:
Equity contracts	$2,863,198	$17,381,863	$—	$20,245,061
Liabilities:
Equity contracts	(2,984,945)	(421,194)	—	(3,406,139)

	$(121,747)	$16,960,669	$—	$16,838,922

(a)	See above Schedule of Investments for values in each country.
(b)

Derivative financial instruments are swaps and futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

78	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

April 30, 2020

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

ASSETS
Investments at value — unaffiliated(a)	$90,390,811	$431,315,472
Investments at value — affiliated(b)	10,615,413	14,238,130
Cash	—	40,579,736
Cash pledged:
Collateral for OTC derivatives	—	14,650,000
Futures contracts	1,417,000	10,701,000
Foreign currency at value(c)	462,128	12,568,445
Receivables:
Securities lending income — affiliated	44	—
Swaps	—	3,292,145
Capital shares sold	746,461	776,601
Dividends — affiliated	1,910	292,381
Dividends — unaffiliated	94,445	—
Interest — unaffiliated	—	594
From Manager	149,568	—
Variation margin on futures contracts	—	1,574,107
Unrealized appreciation on OTC swaps	10,948	17,381,863
Prepaid expenses	40,747	73,814

Total assets	103,929,475	547,444,288

LIABILITIES
Cash received as collateral for OTC derivatives	—	12,890,000
Options written at value(d)	—	361,470
Payables:
Swaps	—	2,631,122
Administration fees	7,254	37,654
Capital shares redeemed	1,952,324	1,621,947
Distribution fees	1,727	13,952
Investment advisory fees	127,085	1,116,698
Trustees’ and Officer’s	2,585	2,332
Other accrued expenses	253,878	493,033
Variation margin on futures contracts	245,413	821,893
Unrealized depreciation on OTC swaps	98,419	59,724

Total liabilities	2,688,685	20,049,825

NET ASSETS	$101,240,790	$527,394,463

NET ASSETS CONSIST OF
Paid-in capital	$131,288,212	$587,557,794
Accumulated loss	(30,047,422)	(60,163,331)

NET ASSETS	$101,240,790	$527,394,463

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Assets and Liabilities  (continued)

April 30, 2020

	BlackRock Advantage Emerging Markets Fund	BlackRock Global Long/Short Equity Fund

NET ASSET VALUE

Institutional
Net assets	$9,688,892	$492,020,853

Shares outstanding(e)	1,095,333	43,080,978

Net asset value	$8.85	$11.42

Investor A
Net assets	$5,224,393	$23,509,405

Shares outstanding(e)	600,981	2,086,102

Net asset value	$8.69	$11.27

Investor C
Net assets	$1,163,947	$11,538,911

Shares outstanding(e)	140,341	1,071,132

Net asset value	$8.29	$10.77

Class K
Net assets	$85,163,558	$325,294

Shares outstanding(e)	9,633,114	28,425

Net asset value	$8.84	$11.44

(a) Investments at cost — unaffiliated	$89,652,532	$434,589,538
(b) Investments at cost — affiliated	$10,615,413	$14,238,130
(c) Foreign currency at cost	$461,680	$12,467,418
(d) Premiums received	$—	$2,075,186
(e) Unlimited number of shares authorized, $0.001 par value

See notes to financial statements.

80	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

	BlackRock Advantage Emerging Markets Fund		BlackRock Global Long/Short Equity Fund
	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19

INVESTMENT INCOME
Dividends — affiliated	$59,205	$160,946	$253,609	$427,174
Dividends — unaffiliated	1,710,997	3,813,179	—	—
Interest — unaffiliated	—	—	6,197,210	11,964,582
Securities lending income — affiliated — net	184	2,621	—	—
Non-cash dividends — unaffiliated	109,218	—	—	—
Other income — affiliated(a)	—	5,923	—	—
Foreign taxes withheld	(183,970)	(458,291)	—	—

Total investment income	1,695,634	3,524,378	6,450,819	12,391,756

EXPENSES
Investment advisory	632,750	1,103,381	6,515,798	9,332,399
Professional	164,725	137,614	150,879	116,552
Custodian	95,225	195,544	140,727	239,315
Accounting services	62,052	34,658	172,103	97,119
Printing	57,865	41,485	63,816	55,842
Registration	45,408	62,011	78,967	171,379
Administration	33,615	53,530	183,113	261,364
Service and distribution — class specific	20,380	34,738	165,421	313,778
Administration — class specific	15,819	25,190	86,877	124,433
Trustees and Officer	7,782	13,149	11,318	19,319
Transfer agent — class specific	7,129	7,103	315,403	448,564
Organization and offering	—	31,582	—	—
Board realignment and consolidation	—	3,275	—	19,243
Miscellaneous	21,301	31,877	90,877	87,080
Recoupment of past waived and/or reimbursed fees — class specific	—	7,087	—	—

Total expenses	1,164,051	1,782,224	7,975,299	11,286,387
Less:
Fees reimbursed by the Manager	(487,164)	(604,741)	(803,293)	(586,588)
Administration fees waived	—	(8,308)	—	—
Administration fees waived — class specific	(14,117)	(20,206)	(86,845)	(124,433)
Transfer agent fees waived and/or reimbursed	(1,269)	(2,888)	(98,394)	(137,676)

Total expenses after fees waived and/or reimbursed	661,501	1,146,081	6,986,767	10,437,690

Net investment income (loss)	1,034,133	2,378,297	(535,948)	1,954,066

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Capital gain distributions from investment companies — affiliated	13	—	53	—
Futures contracts	(1,202,885)	49,320	(5,045,402)	(1,748,244)
Foreign currency transactions	(272,261)	(215,337)	(58,457)	910,503
Investments — affiliated	(160)	730,468	—	—
Investments — unaffiliated	(11,726,790)	(17,368,319)	(2,021,203)	(1,682,332)
Options written	—	—	1,298,304	1,220,764
Swaps	(302)	(195,062)	(31,071,200)	38,890,034

	(13,202,385)	(16,998,930)	(36,897,905)	37,590,725

Net change in unrealized appreciation (depreciation) on:
Futures contracts	912,550	(283,745)	673,710	(800,298)
Foreign currency translations	25,465	(10,070)	187,699	(58,756)
Investments — affiliated	—	(737,424)	—	—
Investments — unaffiliated	(2,094,224)	8,813,575	(2,269,428)	586,213
Options written	—	—	1,713,716	—
Swaps	(150,980)	(293,324)	13,222,024	(8,933,437)

	(1,307,189)	7,489,012	13,527,721	(9,206,278)

Net realized and unrealized gain (loss)	(14,509,574)	(9,509,918)	(23,370,184)	28,384,447

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,475,441)	$(7,131,621)	$(23,906,132)	$30,338,513

(a)	See Note 6 of the Notes to Financial Statements.

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets

	BlackRock Advantage Emerging Markets Fund			BlackRock Global Long/Short Equity Fund
	Period from 08/01/19 to 04/30/20	Year Ended July 31,		Period from 08/01/19 to 04/30/20	Year Ended July 31,
		2019	2018		2019	2018

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$1,034,133	$2,378,297	$2,487,778	$(535,948)	$1,954,066	$(3,657,572)
Net realized gain (loss)	(13,202,385)	(16,998,930)	16,195,469	(36,897,905)	37,590,725	39,880,503
Net change in unrealized appreciation (depreciation)	(1,307,189)	7,489,012	(19,213,037)	13,527,721	(9,206,278)	(7,933,702)

Net increase (decrease) in net assets resulting from operations	(13,475,441)	(7,131,621)	(529,790)	(23,906,132)	30,338,513	28,289,229

DISTRIBUTIONS(a)
Institutional	(298,493)	—	—	(34,641,431)	(5,220,529)	—
Investor A	(79,169)	—	—	(1,923,928)	(407,324)	—
Investor C	(9,325)	—	—	(858,199)	(103,706)	—
Class K	(2,033,150)	—	—	(24,794)	(3,097)	—

Decrease in net assets resulting from distributions to shareholders	(2,420,137)	—	—	(37,448,352)	(5,734,656)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	14,606,634	(77,284,727)	74,137,236	(25,061,624)	(40,385,376)	(4,621,417)

NET ASSETS
Total increase (decrease) in net assets	(1,288,944)	(84,416,348)	73,607,446	(86,416,108)	(15,781,519)	23,667,812
Beginning of period	102,529,734	186,946,082	113,338,636	613,810,571	629,592,090	605,924,278

End of period	$101,240,790	$102,529,734	$186,946,082	$527,394,463	$613,810,571	$629,592,090

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

82	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund

	Institutional
	Period from 08/01/19 to 04/30/20		Year Ended July 31,
			2019		2018		2017		2016	2015

Net asset value, beginning of period	$10.25		$10.59		$10.10		$9.76		$9.84	$10.34

Net investment income (loss)(a)	0.10		0.18		0.07		(0.12)		(0.14)	(0.17)
Net realized and unrealized gain (loss)	(1.27)		(0.52)		0.42		0.46		0.17	(0.33)

Net increase (decrease) from investment operations	(1.17)		(0.34)		0.49		0.34		0.03	(0.50)

Distributions(b)
From net investment income	(0.23)		—		—		—		—	—
From net realized gain	—		—		—		—		(0.11)	—

Total distributions	(0.23)		—		—		—		(0.11)	—

Net asset value, end of period	$8.85		$10.25		$10.59		$10.10		$9.76	$9.84

Total Return(c)
Based on net asset value	(11.78	)%(d)	(3.21	)%(e)	4.85%		3.48	%(f)	0.34%	(4.84)%

Ratios to Average Net Assets(g)
Total expenses	1.38	%(h)(i)	1.42	%(j)	1.28%		1.91%		1.85%	1.86%

Total expenses excluding recoupment of past fees waived and/or reimbursed	1.38	%(h)(i)	1.39	%(j)	1.28%		1.90%		1.84%	1.85%

Total expenses after fees waived and/or reimbursed	0.81	%(h)	0.92	%(j)	0.94%		1.70%		1.75%	1.75%

Net investment income (loss)	1.38	%(h)	1.83%		0.67%		(1.29)%		(1.49)%	(1.68)%

Supplemental Data
Net assets, end of period (000)	$9,689		$15,904		$32,775		$106,243		$177,981	$400,181

Portfolio turnover rate	141	%(k)	128	%(k)	111	%(k)	7	%(k)	—%	—%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	The Fund’s total return includes a reimbursement by an affiliate for a realized investment loss. Excluding this payment, the Fund’s total return would have been 3.38%.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 08/01/19 to 04/30/20	Year Ended July 31,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.02%	0.07%	0.17%	0.18%	0.16%

(h)	Annualized.
(i)

Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses excluding recoupment of past fees waived and/or reimbursed would have been 1.42%, respectively.

(j)

Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses excluding recoupment of past fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed would have been 1.40%, 1.37% and 0.90%, respectively.

(k)	Excludes investments underlying the total return swaps.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)

	Investor A
	Period from 08/01/19 to 04/30/20		Year Ended July 31,
			2019		2018		2017		2016	2015

Net asset value, beginning of period	$10.07		$10.43		$9.97		$9.67		$9.78	$10.29

Net investment income (loss)(a)	0.07		0.17		0.14		(0.15)		(0.17)	(0.19)
Net realized and unrealized gain (loss)	(1.25)		(0.53)		0.32		0.45		0.17	(0.32)

Net increase (decrease) from investment operations	(1.18)		(0.36)		0.46		0.30		—	(0.51)

Distributions(b)
From net investment income	(0.20)		—		—		—		—	—
From net realized gain	—		—		—		—		(0.11)	—

Total distributions	(0.20)		—		—		—		(0.11)	—

Net asset value, end of period	$8.69		$10.07		$10.43		$9.97		$9.67	$9.78

Total Return(c)
Based on net asset value	(12.05	)%(d)	(3.45	)%(e)	4.61%		3.10	%(e)	0.03%	(4.96)%

Ratios to Average Net Assets(f)
Total expenses	1.70	%(g)(h)	1.69	%(i)	1.57%		2.22%		2.10%	2.03%

Total expenses excluding recoupment of past fees waived and/or reimbursed	1.70	%(g)(h)	1.67	%(i)	1.55%		2.21%		2.08%	2.02%

Total expenses after fees waived and/or reimbursed	1.12	%(g)	1.17	%(i)	1.19%		1.99%		2.00%	1.95%

Net investment income (loss)	1.02	%(g)	1.74%		1.32%		(1.62)%		(1.74)%	(1.89)%

Supplemental Data
Net assets, end of period (000)	$5,224		$3,817		$5,454		$3,272		$12,239	$19,036

Portfolio turnover rate	141	%(j)	128	%(j)	111	%(j)	7	%(j)	—%	—%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 08/01/19 to 04/30/20	Year Ended July 31,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.02%	0.07%	0.17%	0.18%	0.16%

(g)	Annualized.
(h)

Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses excluding recoupment of past fees waived and/or reimbursed would have been 1.74%, respectively.

(i)

Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses excluding recoupment of past fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed would have been 1.67%, 1.65% and 1.15%, respectively.

(j)	Excludes investments underlying the total return swaps.

See notes to financial statements.

84	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)

	Investor C
	Period from 08/01/19 to 04/30/20		Year Ended July 31,
			2019		2018		2017		2016	2015

Net asset value, beginning of period	$9.53		$9.95		$9.58		$9.36		$9.53	$10.11

Net investment income (loss)(a)	0.02		0.08		0.03		(0.21)		(0.23)	(0.27)
Net realized and unrealized gain (loss)	(1.21)		(0.50)		0.34		0.43		0.17	(0.31)

Net increase (decrease) from investment operations	(1.19)		(0.42)		0.37		0.22		(0.06)	(0.58)

Distributions(b)
From net investment income	(0.05)		—		—		—		—	—
From net realized gain	—		—		—		—		(0.11)	—

Total distributions	(0.05)		—		—		—		(0.11)	—

Net asset value, end of period	$8.29		$9.53		$9.95		$9.58		$9.36	$9.53

Total Return(c)
Based on net asset value	(12.57	)%(d)	(4.22	)%(e)	3.86%		2.35	%(e)	(0.60)%	(5.74)%

Ratios to Average Net Assets(f)
Total expenses	2.53	%(g)(h)	2.53	%(i)	2.38%		2.91%		2.85%	2.81%

Total expenses excluding recoupment of past fees waived and/or reimbursed	2.53	%(g)(h)	2.53	%(i)	2.38%		2.91%		2.85%	2.80%

Total expenses after fees waived and/or reimbursed	1.90	%(g)	1.92	%(i)	1.94%		2.71%		2.74%	2.74%

Net investment income (loss)	0.26	%(g)	0.81%		0.25%		(2.30)%		(2.48)%	(2.67)%

Supplemental Data
Net assets, end of period (000)	$1,164		$2,280		$3,240		$3,823		$5,979	$9,181

Portfolio turnover rate	141	%(j)	128	%(j)	111	%(j)	7	%(j)	—%	—%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 08/01/19 to 04/30/20	Year Ended July 31,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.02%	0.07%	0.17%	0.18%	0.16%

(g)	Annualized.
(h)

Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses excluding recoupment of past fees waived and/or reimbursed would have been 2.57%, respectively.

(i)

Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses excluding recoupment of past fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed would have been 2.51%, 2.51% and 1.90%, respectively.

(j)	Excludes investments underlying the total return swaps.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Emerging Markets Fund (continued)

	Class K
	Period from 08/01/19 to 04/30/20		Year Ended July 31, 2019		Period from 01/25/18 (a) to 07/31/18

Net asset value, beginning of period	$10.26		$10.59		$12.14

Net investment income(b)	0.10		0.19		0.13
Net realized and unrealized gain (loss)	(1.28)		(0.52)		(1.68)

Net increase (decrease) from investment operations	(1.18)		(0.33)		(1.55)

Distributions from net investment income(c)	(0.24)		—		—

Net asset value, end of period	$8.84		$10.26		$10.59

Total Return(d)
Based on net asset value	(11.87	)%(e)	(3.12	)%(f)	(12.77	)%(e)

Ratios to Average Net Assets(g)
Total expenses	1.41	%(h)(i)	1.37	%(j)	1.32	%(h)(k)

Total expenses after fees waived and/or reimbursed	0.81	%(h)	0.87	%(j)	0.89%

Net investment income	1.33	%(h)	1.93%		2.33%

Supplemental Data
Net assets, end of period (000)	$85,164		$80,529		$145,476

Portfolio turnover rate	141	%(l)	128	%(l)	111	%(l)(m)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 08/01/19 to 04/30/20	Year Ended July 31, 2019	Period from 01/25/18 (a) to 07/31/18
Investments in underlying funds	0.01%	0.02%	0.07%

(h)	Annualized.
(i)	Audit, printing and tax costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.45%.
(j)	Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.34% and 0.84%, respectively.
(k)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.31%.
(l)	Excludes investments underlying the total return swaps.
(m)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

86	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund

	Institutional
	Period from 08/01/19 to 04/30/20		Year Ended July 31,
			2019		2018		2017	2016		2015

Net asset value, beginning of period	$12.67		$12.17		$11.62		$10.56	$11.92		$11.61

Net investment income (loss)(a)	(0.01)		0.05		(0.06)		(0.14)	(0.15)		(0.18)
Net realized and unrealized gain (loss)	(0.46)		0.57		0.61		1.20	(1.00)		0.50

Net increase (decrease) from investment operations	(0.47)		0.62		0.55		1.06	(1.15)		0.32

Distributions(b)
From net investment income	(0.04)		—		—		—	—		—
From net realized gain	(0.74)		(0.12)		—		—	(0.21)		(0.01)

Total distributions	(0.78)		(0.12)		—		—	(0.21)		(0.01)

Net asset value, end of period	$11.42		$12.67		$12.17		$11.62	$10.56		$11.92

Total Return(c)
Based on net asset value	(3.80	)%(d)	5.09%		4.73%		10.04%	(9.77)%		2.78%

Ratios to Average Net Assets(e)
Total expenses	1.80	%(f)	1.76%		1.73%		1.78%	1.68%		1.67%

Total expenses excluding recoupment of past fees waived and/or reimbursed	1.80	%(f)	1.76%		1.71%		1.78%	1.68%		1.67%

Total expenses after fees waived and/or reimbursed	1.57	%(f)	1.63%		1.66%		1.70%	1.62%		1.60%

Net investment income (loss)	(0.09	)%(f)	0.36%		(0.51)%		(1.28)%	(1.35)%		(1.53)%

Supplemental Data
Net assets, end of period (000)	$492,021		$546,561		$559,028		$544,301	$824,306		$1,496,484

Portfolio turnover rate	53	%(g)	7	%(g)	20	%(g)	—%	34	%(g)	17	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 08/01/19 to 04/30/20	Year Ended July 31,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.13%	0.16%	0.18%	0.16%

(f)	Annualized.
(g)	Excludes investments underlying the total return swaps.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)

	Investor A
	Period from 08/01/19 to 04/30/20		Year Ended July 31,
			2019		2018		2017	2016		2015

Net asset value, beginning of period	$12.50		$12.03		$11.52		$10.49	$11.84		$11.57

Net investment income (loss)(a)	(0.02)		0.01		(0.10)		(0.17)	(0.18)		(0.21)
Net realized and unrealized gain (loss)	(0.46)		0.56		0.61		1.20	(0.99)		0.49

Net increase (decrease) from investment operations	(0.48)		0.57		0.51		1.03	(1.17)		0.28

Distributions(b)
From net investment income	(0.01)		—		—		—	—		—
From net realized gain	(0.74)		(0.10)		—		—	(0.18)		(0.01)

Total distributions	(0.75)		(0.10)		—		—	(0.18)		(0.01)

Net asset value, end of period	$11.27		$12.50		$12.03		$11.52	$10.49		$11.84

Total Return(c)
Based on net asset value	(3.94	)%(d)	4.79%		4.43%		9.82%	(10.02)%		2.44%

Ratios to Average Net Assets(e)
Total expenses	2.07	%(f)	2.04%		2.03%		2.10%	1.95%		1.93%

Total expenses excluding recoupment of past fees waived and/or reimbursed	2.07	%(f)	2.04%		1.95%		2.10%	1.94%		1.92%

Total expenses after fees waived and/or reimbursed	1.82	%(f)	1.88%		1.96%		1.98%	1.88%		1.86%

Net investment income (loss)	(0.28	)%(f)	0.12%		(0.84)%		(1.60)%	(1.61)%		(1.80)%

Supplemental Data
Net assets, end of period (000)	$23,509		$49,514		$49,180		$35,658	$122,464		$225,910

Portfolio turnover rate	53	%(g)	7	%(g)	20	%(g)	—%	34	%(g)	17	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 08/01/19 to 04/30/20	Year Ended July 31,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.13%	0.16%	0.18%	0.16%

(f)	Annualized.
(g)	Excludes investments underlying the total return swaps.

See notes to financial statements.

88	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)

	Investor C
	Period from 08/01/19 to 04/30/20		Year Ended July 31,
			2019		2018		2017	2016		2015

Net asset value, beginning of period	$11.99		$11.59		$11.18		$10.26	$11.63		$11.45

Net investment loss(a)	(0.09)		(0.08)		(0.18)		(0.24)	(0.26)		(0.30)
Net realized and unrealized gain (loss)	(0.44)		0.54		0.59		1.16	(0.97)		0.49

Net increase (decrease) from investment operations	(0.53)		0.46		0.41		0.92	(1.23)		0.19

Distributions from net realized gain(b)	(0.69)		(0.06)		—		—	(0.14)		(0.01)

Net asset value, end of period	$10.77		$11.99		$11.59		$11.18	$10.26		$11.63

Total Return(c)
Based on net asset value	(4.51	)%(d)	4.02%		3.67%		8.97%	(10.66)%		1.69%

Ratios to Average Net Assets(e)
Total expenses	2.83	%(f)	2.79%		2.76%		2.81%	2.71%		2.70%

Total expenses excluding recoupment of past fees waived and/or reimbursed	2.83	%(f)	2.79%		2.72%		2.81%	2.71%		2.69%

Total expenses after fees waived and/or reimbursed	2.57	%(f)	2.63%		2.69%		2.72%	2.64%		2.63%

Net investment loss	(1.04	)%(f)	(0.64)%		(1.58)%		(2.32)%	(2.37)%		(2.57)%

Supplemental Data
Net assets, end of period (000)	$11,539		$17,282		$21,168		$25,857	$62,597		$100,783

Portfolio turnover rate	53	%(g)	7	%(g)	20	%(g)	—%	34	%(g)	17	%(g)

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 08/01/19 to 04/30/20	Year Ended July 31,
		2019	2018	2017	2016	2015
Investments in underlying funds	0.01%	0.01%	0.13%	0.16%	0.18%	0.16%

(f)	Annualized.
(g)	Excludes investments underlying the total return swaps.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Global Long/Short Equity Fund (continued)

	Class K
	Period from 08/01/19 to 04/30/20		Year Ended July 31,					Period from 03/28/16 to (a) 07/31/16
			2019		2018		2017

Net asset value, beginning of period	$12.69		$12.19		$11.63		$10.56	$11.02

Net investment income (loss)(b)	(0.01)		0.06		(0.01)		(0.14)	(0.04)
Net realized and unrealized gain (loss)	(0.46)		0.56		0.57		1.21	(0.42)

Net increase (decrease) from investment operations	(0.47)		0.62		0.56		1.07	(0.46)

Distributions(c)
From net investment income	(0.04)		—		—		—	—
From net realized gain	(0.74)		(0.12)		—		—	—

Total distributions	(0.78)		(0.12)		—		—	—

Net asset value, end of period	$11.44		$12.69		$12.19		$11.63	$10.56

Total Return(d)
Based on net asset value	(3.77	)%(e)	5.11%		4.82%		10.13%	(4.17	)%(e)

Ratios to Average Net Assets(f)
Total expenses	1.76	%(g)	1.72%		1.65%		1.70%	1.63%

Total expenses excluding recoupment of past fees waived and/or reimbursed	1.76	%(g)	1.72%		1.64%		1.70%	1.63%

Total expenses after fees waived and/or reimbursed	1.52	%(g)	1.57%		1.58%		1.63%	1.56%

Net investment income (loss)	(0.07	)%(g)	0.45%		(0.04)%		(1.32)%	(1.15)%

Supplemental Data
Net assets, end of period (000)	$325		$453		$217		$108	$52,455

Portfolio turnover rate	53	%(h)	7	%(h)	20	%(h)	—%	34	%(h)(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 08/01/19 to 04/30/20	Year Ended July 31,			Period from 03/28/16 to (a) 07/31/16
		2019	2018	2017
Investments in underlying funds	0.01%	0.01%	0.13%	0.16%	0.18%

(g)	Annualized.
(h)	Excludes investments underlying the total return swaps.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

90	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Advantage Emerging Markets Fund	Advantage Emerging Markets	Diversified
BlackRock Global Long/Short Equity Fund	Global Long/Short Equity	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional and Class K Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

On November 13, 2019, the Board of Trustees of the Trust (the “Board”) approved a change in the fiscal year-end of each Fund, effective as of April 30 from July 31 to April 30.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, options written and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements   (continued)

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

Advantage Emerging Markets values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

92	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements   (continued)

Standard Inputs Generally Considered By Third Party Pricing Services
Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii) changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements   (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

94	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements   (continued)

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets.

Average Daily Net Assets	Advantage Emerging Markets	Global Long/Short Equity
First $1 Billion	0.80%	1.50%
$1 Billion — $3 Billion	0.75	1.41
$3 Billion — $5 Billion	0.72	1.35
$5 Billion — $10 Billion	0.70	1.31
Greater than $10 Billion	0.68	1.28

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements   (continued)

Service and Distribution Fees: The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fees	Distribution Fees
Investor A	0.25%	—%
Investor C	0.25	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

The following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Service and Distribution Fees	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Advantage Emerging Markets
Investor A	$7,672	$9,156
Investor C	12,708	25,582

Total	$20,380	$34,738

Global Long/Short Equity
Investor A	$57,697	$122,692
Investor C	107,724	191,086

Total	$165,421	$313,778

Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

The following table shows the class specific administration fees borne directly by each share class of each Fund:

Administration Fees	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Advantage Emerging Markets
Institutional	$1,999	$4,612
Investor A	614	732
Investor C	254	511
Class K	12,952	19,335

Total	$15,819	$25,190

Global Long/Short Equity
Institutional	$80,046	$110,718
Investor A	4,616	9,815
Investor C	2,154	3,822
Class K	61	78

Total	$86,877	$124,433

96	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements   (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. Global Long/Short Equity paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

Global Long/Short Equity	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Institutional	$5,888	$4,069

For the period ended April 30, 2020 and year ended July 31, 2019, Advantage Emerging Markets did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. Each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Advantage Emerging Markets
Institutional	$100	$376
Investor A	215	307
Investor C	31	263
Class K	133	548

Total	$479	$1,494

Global Long/Short Equity
Institutional	$856	$1,241
Investor A	486	621
Investor C	155	551
Class K	—	13

Total	$1,497	$2,426

The following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Advantage Emerging Markets
Institutional	$3,006	$1,621
Investor A	1,879	1,251
Investor C	1,896	3,374
Class K	348	857

Total	$7,129	$7,103

Global Long/Short Equity
Institutional	$280,426	$381,445
Investor A	23,611	48,331
Investor C	11,272	18,696
Class K	94	92

Total	$315,403	$448,564

Other Fees: Affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Advantage Emerging Markets
Investor A	$74	$412
Global Long/Short Equity
Investor A	$3,980	$2,231

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements   (continued)

Affiliates received CDSCs as follows:

	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Advantage Emerging Markets
Investor C	$12	$11
Global Long/Short Equity
Investor A	$2,642	$1,112
Investor C	1,332	380

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through November 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. Prior to May 24, 2019 for Advantage Emerging Markets and November 27, 2019 for Global Long/Short Equity, this waiver was voluntary. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. The amounts waived were as follows:

Fees waived by the Manager	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Advantage Emerging Markets	$3,351	$5,482
Global Long/Short Equity	12,591	13,878

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through November 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees by a vote of a majority of the outstanding voting securities of a Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. The amount waived for Advantage Emerging Markets in investment advisory fees pursuant to these arrangements were as follows:

	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Fees waived by the Manager	$—	$5,545

With respect to Global Long/Short Equity, for the period ended April 30, 2020 and year ended July 31, 2019, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.

With respect to Advantage Emerging Markets, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit other expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”) through November 30, 2020. The current expense limitations as a percentage of average daily net assets are as follows:

Share Class	Advantage Emerging Markets
Institutional	0.05%
Investor A	0.10
Investor C	0.10
Class K	0.01

With respect to Global Long/Short Equity, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The current expense limitations as a percentage of average daily net assets are as follows:

Share Class	Global Long/Short Equity
Institutional	1.57%
Investor A	1.82
Investor C	2.57
Class K	1.52

98	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements   (continued)

The Manager has agreed not to reduce or discontinue these contractual expense limitations through November 30, 2020, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. Amounts included in the Statement of Operations were as follows:

Fees waived and/or reimbursed by the Manager	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Advantage Emerging Markets	$483,813	$590,439
Global Long/Short Equity	790,702	553,467

Prior to May 24, 2019, with respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The expense limitations as a percentage of average daily net assets were as follows:

Share Class	Advantage Emerging Markets	Global Long/Short Equity
Institutional	0.94%	1.64%
Investor A	1.19	1.89
Investor C	1.94	2.64
Class K	0.89	1.59

For the period ended April 30, 2020, there were no fees waived and/or reimbursed by the Administrator. However, for the year ended July 31, 2019, with respect to Advantage Emerging Markets, the Manager waived $8,308, which is shown as administration fees waived in the Statements of Operations.

These amounts waived and/or reimbursed are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed, respectively, in the Statements of Operations. Class specific expense waivers and/or reimbursements were as follows:

Administration Fees Waived	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Advantage Emerging Markets
Institutional	$909	$—
Investor A	2	404
Investor C	254	512
Class K	12,952	19,290

Total	$14,117	$20,206

Global Long/Short Equity
Institutional	$80,046	$110,718
Investor A	4,583	9,815
Investor C	2,155	3,822
Class K	61	78

Total	$86,845	$124,433

Transfer Agent Fees Waived and/or Reimbursed	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Advantage Emerging Markets
Institutional	$170	$—
Investor A	—	117
Investor C	751	1,918
Class K	348	853

Total	$1,269	$2,888

Global Long/Short Equity
Institutional	$80,311	$104,650
Investor A	12,104	23,793
Investor C	5,886	9,143
Class K	93	90

Total	$98,394	$137,676

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements   (continued)

The Funds have incurred expenses in connection with the realignment and consolidation of the boards of trustees of certain BlackRock advised funds. The Manager has voluntarily agreed to reimburse the Funds for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. The amounts reimbursed were as follows:

Amounts reimbursed	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Advantage Emerging Markets	$—	$3,275
Global Long/Short Equity	—	19,243

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective December 1, 2019 for Advantage Emerging Markets and effective December 20, 2019 for Global Long/Short Equity, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses was terminated.

The Manager recouped the following fund level and class specific waivers and/or reimbursements previously recorded by Advantage Emerging Markets:

	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Institutional	$—	$6,428
Investor A	—	659

The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on December 1, 2019 and December 20, 2019, respectively:

Advantage Emerging Markets
Fund Level	$1,298,948
Institutional	66,642
Investor A	1,941
Investor C	7,366
Class K	41,645

Global Long/Short Equity
Fund Level	$965,045
Institutional	351,458
Investor A	40,630
Investor C	19,803
Class K	463

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

100	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements   (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. Advantage Emerging Markets paid BIM the following amounts for securities lending agent services:

	Period from 08/01/19 to 04/30/20	Year Ended 07/31/19
Advantage Emerging Markets	$64	$481

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended April 30, 2020, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: For the period ended April 30, 2020 there was no reimbursement from an affiliate related to an operating event, however during the year ended July 31, 2019, Advantage Emerging Markets received a reimbursement of $5,923 from an affiliate, which is included in other income — affiliated in the Statements of Operations, related to an operating event.

7.	PURCHASES AND SALES

For the period ended April 30, 2020, purchases and sales of investments, excluding short-term securities, were as follows:

Purchases
	Advantage Emerging Markets	Global Long/ Short Equity
Non-U.S. Government Securities	$146,145,485	$—
U.S. Government Securities	—	54,649,207

Sales
	Advantage Emerging Markets	Global Long/ Short Equity
Non-U.S. Government Securities	$136,482,666	$341,029
U.S. Government Securities	—	85,300,000

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for the period ended April 30, 2020 and each of the four years ended July 30, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

The tax character of distributions paid was as follows:

	Advantage Emerging Markets	Global Long/ Short Equity
Ordinary income
04/30/20	$2,420,137	$37,448,352
07/31/19	—	3,000,069
Long-term capital gains
04/30/20	—	—
07/31/19	—	2,734,587

04/30/20	$2,420,137	$37,448,352

07/31/19	$—	$5,734,656

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements   (continued)

As of period end, the tax components of accumulated loss were as follows:

	Advantage Emerging Markets	Global Long/Short Equity
Undistributed ordinary income	$75,173	$1,497,208
Non-expiring Capital loss carryforwards(a)	(27,400,186)	—
Net unrealized losses(b)	(2,722,409)	(61,660,539)

	$(30,047,422)	$(60,163,331)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized losses was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains/losses on certain futures and foreign currency contracts, the realization for tax purposes of unrealized gain on investments in passive foreign investment companies, the timing and recognition of partnership income and the realization for tax purposes of unrealized gains on constructive sales.

As of April 30, 2020, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	Advantage Emerging Markets	Global Long/Short Equity
Tax cost	$103,494,922	$449,255,739

Gross unrealized appreciation	$7,503,917	$22,797,316
Gross unrealized depreciation	(10,226,719)	(84,237,990)

Net unrealized depreciation	$(2,722,802)	$(61,440,674)

9.	BANK BORROWINGS

The Trust, on behalf of the Funds along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the period ended April 30, 2020, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; and (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

102	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements   (continued)

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The impact of the pandemic may be short term or may last for an extended period of time.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When the Funds concentrate their investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.

Advantage Emerging Markets invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Fund’s investments.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Period from 08/01/19 to 04/30/20		Year Ended 07/31/19		Year Ended 07/31/18
Advantage Emerging Markets Fund	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	59,500	$583,098	679,066	$6,836,422	12,206,870	$136,269,042
Shares issued in reinvestment of distributions	25,009	264,098	—	—	—	—
Shares redeemed	(540,784)	(5,185,291)	(2,222,832)	(22,108,842)	(19,634,436)	(221,515,541)

Net decrease	(456,275)	$(4,338,095)	(1,543,766)	$(15,272,420)	(7,427,566)	$(85,246,499)

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements   (continued)

	Period from 08/01/19 to 04/30/20		Year Ended 07/31/19		Year Ended 07/31/18
Advantage Emerging Markets Fund	Shares	Amount	Shares	Amount	Shares	Amount

Investor A
Shares sold and automatic conversion of shares	287,739	$2,546,246	184,254	$1,895,000	368,426	$4,165,480
Shares issued in reinvestment of distributions	7,600	78,963	—	—	—	—
Shares redeemed	(73,256)	(695,697)	(328,128)	(3,161,389)	(173,715)	(1,861,090)

Net increase (decrease)	222,083	$1,929,512	(143,874)	$(1,266,389)	194,711	$2,304,390

	Period from 08/01/19 to 04/30/20		Year Ended 07/31/19		Year Ended 07/31/18
Advantage Emerging Markets Fund	Shares	Amount	Shares	Amount	Shares	Amount

Investor C
Shares sold	2,255	$22,122	6,834	$62,855	23,036	$244,705
Shares issued in reinvestment of distributions	897	8,915	—	—	—	—
Shares redeemed and automatic conversion of shares	(102,004)	(936,146)	(93,436)	(854,036)	(96,301)	(996,616)

Net decrease	(98,852)	$(905,109)	(86,602)	$(791,181)	(73,265)	$(751,911)

					Period from 01/25/18 to 07/31/18
Class K
Shares sold	4,055,785	$39,786,672	4,600,094	$45,101,567	18,479,764	$209,961,919
Shares issued in reinvestment of distributions	192,716	2,033,150	—	—	—	—
Shares redeemed	(2,465,921)	(23,899,496)	(10,485,440)	(105,056,304)	(4,743,884)	(52,130,663)

Net increase (decrease)	1,782,580	$17,920,326	(5,885,346)	$(59,954,737)	13,735,880	$157,831,256

Total Net Increase (Decrease)	1,449,536	$14,606,634	(7,659,588)	$(77,284,727)	6,429,760	$74,137,236

	Period from 08/01/19 to 04/30/20		Year Ended 07/31/19		Year Ended 07/31/18
Global Long/Short Equity	Shares	Amount	Shares	Amount	Shares	Amount
Institutional
Shares sold	19,507,283	$230,149,138	15,050,878	$186,626,984	22,736,814	$274,085,610
Shares issued in reinvestment of distributions	2,010,045	23,115,520	270,407	3,293,554	—	—
Shares redeemed	(21,587,415)	(251,472,473)	(18,097,432)	(224,453,776)	(23,663,426)	(284,313,042)

Net increase (decrease)	(70,087)	$1,792,185	(2,776,147)	$(34,533,238)	(926,612)	$(10,227,432)

Investor A
Shares sold and automatic conversion of shares	778,118	$9,051,266	675,932	$8,269,287	4,395,287	$52,035,112
Shares issued in reinvestment of distributions	165,473	1,879,770	33,587	404,392	—	—
Shares redeemed	(2,817,305)	(33,535,373)	(836,781)	(10,217,483)	(3,404,106)	(40,817,764)

Net increase (decrease)	(1,873,714)	$(22,604,337)	(127,262)	$(1,543,804)	991,181	$11,217,348

Investor C
Shares sold	60,668	$681,106	196,342	$2,300,717	228,464	$2,635,606
Shares issued in reinvestment of distributions	75,994	827,570	8,705	100,982	—	—
Shares redeemed and automatic conversion of shares	(506,845)	(5,673,845)	(589,686)	(6,931,926)	(715,500)	(8,247,429)

Net decrease	(370,183)	$(4,165,169)	(384,639)	$(4,530,227)	(487,036)	$(5,611,823)

Class K
Shares sold	51,096	$595,204	38,310	$480,954	433,125	$5,162,914
Shares issued in reinvestment of distributions	2,152	24,794	254	3,097	—	—
Shares redeemed	(60,550)	(704,301)	(20,617)	(262,158)	(424,652)	(5,162,424)

Net increase (decrease)	(7,302)	$(84,303)	17,947	$221,893	8,473	$490

Total Net Decrease	(2,321,286)	$(25,061,624)	(3,270,101)	$(40,385,376)	(413,994)	$(4,621,417)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

104	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders of BlackRock Advantage Emerging Markets Fund and BlackRock Global Long/Short Equity Fund and the Board of Trustees of BlackRock FundsSM:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of BlackRock Advantage Emerging Markets Fund and BlackRock Global Long/Short Equity Fund of BlackRock FundsSM (the “Funds”), including the schedules of investments, as of April 30, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from August 1, 2019 through April 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for the period from August 1, 2019 through April 30, 2020, in conformity with accounting principles generally accepted in the United States of America.

The statements of operations for the year ended July 31, 2019, the statements of changes in net assets for each of the two years in the period ended July 31, 2019, and the financial highlights for each of the five years in the period ended July 31, 2019 of the Funds were audited by other auditors whose report dated September 24, 2019, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

June 22, 2020

We have served as the auditor of one or more BlackRock investment companies since 1992.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM / IMPORTANT TAX INFORMATION	105

Important Tax Information  (unaudited)

The following maximum amounts are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2020:

Fund	Qualified Dividend Income
Advantage Emerging Markets	$1,815,421

For the fiscal year ended April 30, 2020, the Fund intends to pass through to its shareholders foreign source income earned and foreign taxes paid by the underlying funds:

Fund	Foreign Source Income Earned	Foreign Taxes Paid
Advantage Emerging Markets	$2,912,754	$620,462

For the fiscal year ended April 30, 2020, the Funds hereby designate the following maximum amounts allowable as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

Fund	Interest-Related Dividends
Advantage Emerging Markets	$134,631
Global Long/Short Equity	2,197,931

The Fund hereby designates the following amount of distributions from direct federal obligation interest for the fiscal year ended April 30, 2020:

Fund	Federal Obligation Interest
Global Long/Short Equity	$2,196,588

The law varies in each state as to whether and what percent of ordinary income dividends attribute to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.

The following distribution amounts are hereby designated for the fiscal year ended April 30, 2020:

Fund	Short-Term Capital Gain Dividends
Global Long/Short Equity	$35,825,799

106	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees the “Board” of BlackRock FundsSM, on behalf of BlackRock Advantage Emerging Markets Fund and BlackRock Global Long/Short Equity Fund, met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’sshareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	107

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Mark Stalnecker 1951	Chair of the Board (Since 2019) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	36 RICs consisting of 150 Portfolios	None
Bruce R. Bond 1946	Trustee (Since 2019)	Board Member, Amsphere Limited (software) since 2018; Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	36 RICs consisting of 150 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (“PCRI”) since 2017; Lecturer in the Practice of Management, Yale School of Management since 2019.	36 RICs consisting of 150 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	36 RICs consisting of 150 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	36 RICs consisting of 150 Portfolios	None
Lena G. Goldberg 1949	Trustee (Since 2019)	Senior Lecturer, Harvard Business School, since 2008; Director, Charles Stark Draper Laboratory, Inc. since 2013; FMR LLC/Fidelity Investments (financial services) from 1996 to 2008, serving in various senior roles including Executive Vice President — Strategic Corporate Initiatives and Executive Vice President and General Counsel; Partner, Sullivan & Worcester LLP from 1985 to 1996 and Associate thereof from 1979 to 1985.	36 RICs consisting of 150 Portfolios	None

108	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Independent Trustees (a) (continued)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Henry R. Keizer 1956	Trustee (Since 2019)	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) from 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	36 RICs consisting of 150 Portfolios	Hertz Global Holdings (car rental); Montpelier Re Holdings, Ltd. (publicly held property and casualty reinsurance) from 2013 until 2015; Sealed Air Corp. (packaging); WABCO (commercial vehicle safety systems)
Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989.	36 RICs consisting of 150 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Donald C. Opatrny 1952	Trustee (Since 2019)	Trustee, Vice Chair, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014; Member of the Board and Investment Committee, University School from 2007 to 2018; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President and Trustee, the Center for the Arts, Jackson Hole from 2011 to 2018; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Member of Affordable Housing Supply Board of Jackson, Wyoming since 2018; Member, Investment Funds Committee, State of Wyoming since 2017; Trustee, Phoenix Art Museum since 2018; Trustee, Arizona Community Foundation and Member of Investment Committee since 2020.	36 RICs consisting of 150 Portfolios	None
Joseph P. Platt 1947	Trustee (Since 2007)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	36 RICs consisting of 150 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Kenneth L. Urish 1951	Trustee (Since 2007)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	36 RICs consisting of 150 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	36 RICs consisting of 150 Portfolios	None

TRUSTEE AND OFFICER INFORMATION	109

Trustee and Officer Information  (continued)

Interested Trustees (a)(d)

Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Robert Fairbairn 1965	Trustee (Since 2018)	Vice Chairman of BlackRock, Inc. since 2019; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Senior Managing Director of BlackRock, Inc. from 2010 to 2019; oversaw BlackRock’s Strategic Partner Program and Strategic Product Management Group from 2012 to 2019; Member of the Board of Managers of BlackRock Investments, LLC from 2011 to 2018; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	123 RICs consisting of 261 Portfolios	None
John M. Perlowski (e) 1964	Trustee (Since 2015) and President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	124 RICs consisting of 262 Portfolios	None
(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c) Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Furthermore, effective January 1, 2019, three BlackRock Fund Complexes were realigned and consolidated into two BlackRock Fund Complexes. As a result, although the chart shows the year that each Independent Trustee joined the Board, certain Independent Trustees first became members of the boards of other BlackRock-advised Funds, legacy MLIM funds or legacy BlackRock funds as follows: Bruce R. Bond, 2005; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Kenneth L. Urish, 1999; Lena G. Goldberg, 2016; Henry R. Keizer, 2016; Donald C. Opatrny, 2015.

(d) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the Act 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Fixed-Income Complex.

(e) Mr. Perlowski is also a trustee of the BlackRock Credit Strategies Fund.

110	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Member of the Board of Managers of BlackRock Investments, LLC (principal underwriter) since 2019 and Managing Director thereof since 2017; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Development and Oversight for BlackRock’s Strategic Product Management Group since 2019; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group from 2013 to 2019.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Chief Financial Officer of the iShares® exchange traded funds from 2019 to 2020; Managing Director of BlackRock, Inc. since 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Lisa Belle 1968	Anti-Money Laundering Compliance Officer (Since 2019)	Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for Barclays Wealth Americas from 2010 to 2012.
Janey Ahn 1975	Secretary (Since 2019)	Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b) Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Effective December 31, 2019, Robert M. Hernandez retired as Trustee of the Trusts.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Adviser(a)

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

(a)	For Global Long/Short Equity

TRUSTEE AND OFFICER INFORMATION	111

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

112	2020 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Glossary of Terms Used in this Report

Currency

CHF	Swiss Franc

Portfolio Abbreviations

ADR	American Depositary Receipts

ETF	Exchange-Traded Fund

GDR	Global Depositary Receipt

JSC	Joint Stock Company

MSCI	Morgan Stanley Capital International

NVDR	Non-voting Depository Receipts

OTC	Over-the-Counter

PCL	Public Company Limited

S&P	Standard and Poor’s

ADDITIONAL INFORMATION / GLOSSARY OF TERMS USED IN THIS REPORT	113

Want to know more?

blackrock.com    |    800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

EMLSGLS-4/20-AR

Item 2 –

Code of Ethics — The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish
Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) and Deloitte & Touche (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End[3]	Previous Fiscal Year End	Current Fiscal Year End[3]	Previous Fiscal Year End	Current Fiscal Year End[3]	Previous Fiscal Year End	Current Fiscal Year End[3]	Previous Fiscal Year End

BlackRock Advantage Emerging Markets Fund	$46,920	$49,200	$0	$0	$23,600	$0	$0	$0
BlackRock Global Long/Short Equity Fund	$63,240	$64,000	$0	$0	$20,000	$0	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End[3]	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[4]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 BlackRock Advantage Emerging Markets Fund and BlackRock Global Long/Short Equity Fund each changed their fiscal year ends from July 31 to April 30 effective April 30, 2020 whereby the fiscal period for each fund consists of the nine months ended April 30.

4 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End[1]	Previous Fiscal Year End
BlackRock Advantage Emerging Markets Fund	$23,600	$0
BlackRock Global Long/Short Equity Fund	$20,000	$0

1 BlackRock Advantage Emerging Markets Fund and BlackRock Global Long/Short Equity Fund each changed their fiscal year ends from

  July 31 to April 30 effective April 30, 2020 whereby the fiscal period for each fund consists of the nine months ended April 30.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Section 302 Certifications are attached

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: July 2, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: July 2, 2020